iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated February 25, 2008

for the iShares MSCI Austria Investable Market Index Fund (the “Fund”).

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 9 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at the annual rate of 0.51%.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-120-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Brazil Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 10 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $6.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at the annual rate of 0.68%.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-118-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated November 9, 2007

for the iShares MSCI BRIC Index Fund and

the iShares MSCI Chile Investable Market Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares MSCI Index Funds named above (each, a “Fund”).

Effective September 1, 2008, under the heading “Management” beginning on page 12 of the Prospectus, the second paragraph is hereby deleted in its entirety and replaced with the following with the fourth paragraph deleted in its entirety as well.

Effective August 12, 2008, for its investment advisory services to the iShares MSCI BRIC Index Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund and iShares MSCI Emerging Markets Index Fund, which are offered in separate prospectuses) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion. Effective September 1, 2008, for its investment advisory services to the iShares MSCI Chile Investable Market Index Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets between $2.0 billion and $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-095-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Emerging Markets Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective August 12, 2008, the second and fourth paragraphs under the heading “Management” beginning on page 12 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund and iShares MSCI BRIC Index Fund, which are offered in separate prospectuses) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-119-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated January 1, 2008 (as revised February 25, 2008)

for the iShares MSCI Belgium Investable Market Index Fund, the iShares MSCI EMU Index Fund, the

iShares MSCI France Index Fund, the iShares MSCI Germany Index Fund, the iShares MSCI Italy Index

Fund, the iShares MSCI Spain Index Fund, the iShares MSCI Sweden Index Fund, the iShares MSCI

Switzerland Index Fund and the iShares MSCI United Kingdom Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares MSCI Index Funds named above (each a “Fund”).

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 26 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Funds, BGFA is entitled to receive a management fee from each Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund and iShares MSCI Singapore Index Fund, which are offered in separate prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Prior to September 1, 2008, for its investment advisory services to each Fund, BGFA was entitled to receive management fees from each Fund based on each Fund’s allocable portion of aggregate average daily net assets, as shown in the following table:

Fund	Management Fee
iShares MSCI Belgium Investable Market Index Fund	0.51%
iShares MSCI EMU Index Fund	0.51%
iShares MSCI France Index Fund	0.51%
iShares MSCI Germany Index Fund	0.51%
iShares MSCI Italy Index Fund	0.52%
iShares MSCI Spain Index Fund	0.51%
iShares MSCI Sweden Index Fund	0.51%
iShares MSCI Switzerland Index Fund	0.51%
iShares MSCI United Kingdom Index Fund	0.51%

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-055-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Statement of Additional Information (“SAI”) dated January 1, 2008

(as revised February 25, 2008) for the

iShares MSCI Australia Index Fund, iShares MSCI Austria Index Fund,

iShares MSCI Belgium Index Fund, iShares MSCI Brazil Index Fund,

iShares MSCI Canada Index Fund, iShares MSCI Emerging Markets Index Fund,

iShares MSCI EMU Index Fund, iShares MSCI France Index Fund,

iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund,

iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund,

iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund,

iShares MSCI Netherlands Index Fund, iShares MSCI Pacific ex-Japan Index Fund,

iShares MSCI Singapore Index Fund, iShares MSCI South Africa Index Fund,

iShares MSCI South Korea Index Fund, iShares MSCI Spain Index Fund,

iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund,

iShares MSCI Taiwan Index Fund and iShares MSCI United Kingdom Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the iShares MSCI Index Funds named above (each, a “Fund”).

Effective September 1, 2008, the second paragraph under the heading “Investment Advisory, Administrative and Distribution Services” beginning on page 28 of the SAI is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the iShares MSCI Brazil Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund, BGFA is entitled to receive a management fee from each Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Chile Investable Market Index Fund, iShares Israel Capped Investable Market Index Fund, iShares Thailand Investable Market Index Fund and iShares Turkey Investable Market Index Fund, which are offered in separate SAIs) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion. For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is paid a management fee based on a percentage of the Fund’s average daily net assets at an annual rate of 0.50%. For its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund and iShares MSCI BRIC Index Fund, which are offered in separate SAIs) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion. For its investment advisory services to the iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, BGFA is entitled to receive a management fee from each Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares funds (iShares MSCI Japan Small Cap Index Fund, which is offered in a separate SAIs) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

In addition, all references in the SAI to MSCI South Korea Index are replaced with MSCI Korea Index.

Also, all references to 45 Fremont Street in the SAI are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-030-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated March 26, 2008 and the Statement of Additional Information (“SAI”) dated

March 26, 2008 for the iShares MSCI Israel Capped Investable Market Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 6 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at an annual rate of 0.68%.

In addition, effective the same date, the first sentence of the third paragraph under the heading “Investment Advisory, Administrative and Distribution Services” on page 23 of the SAI is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate SAIs) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Also, all references to 45 Fremont Street in both the Prospectus and the SAI are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-122-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Japan Index Fund (the “Fund”).

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 9 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at an annual rate of 0.52%.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-115-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated December 19, 2007

for the iShares MSCI Japan Small Cap

Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

The following information replaces the second and fourth paragraph under the heading “Management” beginning on page 8 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Effective September 1, 2008, for its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate Prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-109-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated February 25, 2008

for the iShares MSCI Netherlands Investable Market Index Fund (the “Fund”).

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 9 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at an annual rate of 0.51%.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-121-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Australia Index Fund, the iShares MSCI Canada Index Fund,

the iShares MSCI Hong Kong Index Fund, the iShares MSCI Malaysia Index Fund, the iShares MSCI

Mexico Investable Market Index Fund, the iShares MSCI Pacific ex-Japan Index Fund,

the iShares MSCI South Africa Index Fund and the iShares MSCI South Korea Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares MSCI Index Funds named above (each, a “Fund”).

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 25 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the iShares MSCI South Africa Index Fund and the iShares MSCI South Korea Index Fund, BGFA is entitled to receive a management fee from each Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion. For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is paid a management fee equal to the Fund’s average daily net assets at an annual rate of 0.50% per year. For its investment advisory services to each of the other Funds included in this Prospectus, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Prior to September 1, 2008, for its investment advisory services to each Fund, BGFA was entitled to receive management fees from each Fund based on each Fund’s allocable portion of aggregate average daily net assets, as shown in the following table:

Fund	Management Fee
iShares MSCI Australia Index Fund	0.51%
iShares MSCI Canada Index Fund	0.52%
iShares MSCI Hong Kong Index Fund	0.52%
iShares MSCI Malaysia Index Fund	0.51%
iShares MSCI Mexico Investable Market Index Fund	0.51%
iShares MSCI Pacific ex-Japan Index Fund	0.50%
iShares MSCI South Africa Index Fund	0.68%
iShares MSCI South Korea Index Fund	0.68%

In addition, all references in the Prospectus to MSCI South Korea Index are replaced with MSCI Korea Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-056-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Singapore Index Fund (the “Fund”).

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 9 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at an annual rate of 0.51%.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-116-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Taiwan Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 9 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at the annual rate of 0.68%.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-117-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated March 26, 2008 and the Statement of Additional Information (“SAI”) dated

March 26, 2008 for the iShares MSCI Thailand Investable Market Index Fund (the “Fund”).

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 6 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at the annual rate of 0.68%.

In addition, effective the same date, the first sentence of the third paragraph under the “Investment Advisory, Administrative and Distribution Services” heading on page 23 of the SAI is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate SAIs) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Also, all references to 45 Fremont Street in both the Prospectus and the SAI are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-123-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated March 26, 2008 and the Statement of Additional Information (“SAI”) dated

March 26, 2008 for the iShares MSCI Turkey Investable Market Index Fund (the “Fund”).

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 6 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund and iShares MSCI Thailand Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at the annual rate of 0.68%.

In addition, effective the same date, the first sentence of the third paragraph under the heading “Investment Advisory, Administrative and Distribution Services” beginning on page 22 of the SAI is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund and iShares MSCI Thailand Investable Market Index Fund, which are offered in separate SAIs) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Also, all references to 45 Fremont Street in both the Prospectus and the SAI are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-124-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

ISHARES, INC.

Statement of Additional Information
Dated January 1, 2008
(as revised October 30, 2008)

This combined Statement of Additional Information ("SAI") is not a prospectus.
It should be read in conjunction with the current prospectuses (the
"Prospectuses") for the following funds of iShares , Inc. (the "Company"), as such Prospectuses may be revised or supplemented from time to time:

iShares MSCI Australia Index Fund
iShares MSCI Austria Investable Market Index Fund
iShares MSCI Belgium Investable Market Index Fund
iShares MSCI Brazil Index Fund
iShares MSCI Canada Index Fund
iShares MSCI Emerging Markets Index Fund
iShares MSCI EMU Index Fund
iShares MSCI France Index Fund
iShares MSCI Germany Index Fund
iShares MSCI Hong Kong Index Fund
iShares MSCI Italy Index Fund
iShares MSCI Japan Index Fund

iShares MSCI Malaysia Index Fund
iShares MSCI Mexico Investable Market Index Fund
iShares MSCI Netherlands Investable Market Index Fund
iShares MSCI Pacific ex-Japan Index Fund
iShares MSCI Singapore Index Fund
iShares MSCI South Africa Index Fund
iShares MSCI South Korea Index Fund
iShares MSCI Spain Index Fund
iShares MSCI Sweden Index Fund
iShares MSCI Switzerland Index Fund
iShares MSCI Taiwan Index Fund
iShares MSCI United Kingdom Index Fund

The Prospectuses for the various iShares funds included in this SAI are dated
January 1, 2008 with the exception of the Prospectuses for the iShares MSCI
Austria Investable Market Index Fund and the iShares MSCI Netherlands Investable
Market Index Fund which are each dated February 25, 2008. Capitalized terms used herein that are not defined have the same meaning as in the applicable
Prospectus, unless otherwise noted. The financial statements and notes contained in the Annual Reports of the Company for the above-listed funds for the fiscal year ended August 31, 2007 are incorporated by reference into and are deemed to be part of this SAI. A copy of each Prospectus and Annual Report may be obtained without charge by writing to the Company's distributor, SEI Investments
Distribution Co. (the "Distributor"), at One Freedom Valley Drive, Oaks, PA
19456, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com.

iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A.
("BGI").

                              TABLE OF CONTENTS

                                         PAGE
                                        -----
General Description of the Company         1
  and its Funds
Exchange Listing and Trading               2
Investment Strategies and Risks            3
   Diversification Status                  3
   Lending Portfolio Securities            3
   Repurchase Agreements                   3
   Reverse Repurchase Agreements           4
   Currency Transactions                   4
   Short-Term Instruments and              4
  Temporary Investments
   Foreign Securities                      5
   Securities of Investment                5
  Companies
   Illiquid Securities                     5
   Futures and Options                     5
   Options on Futures Contracts            6
   Swap Agreements                         6
   Tracking Stocks                         6
   Future Developments                     7
General Considerations and Risks           7
   Risks of Derivatives                    7
   Risks of Equity Securities              7
   Risks of Futures and Options            7
  Transactions
   Risks of Swap Agreements                8
   Risks of Investing in Non-U.S.          8
  Equity Securities
   Dividend Risk                           8
Proxy Voting Policy                        8
Portfolio Holdings Information             9
Construction and Maintenance of           10
  Underlying Indexes
The MSCI Indexes                          10
   MSCI Standard Equity Indexes           11
   MSCI Global Investable Market          12
  Indexes
Price and Exchange Rates                  13
Investment Limitations                    16
Continuous Offering                       19
Management                                19
   Directors and Officers                 19
   Committees of the Board of             24
  Directors

                                       i

                                         PAGE
                                        -----
   Remuneration of Directors              24
   Control Persons and Principal          25
  Holders of Securities
Investment Advisory,                      28
Administrative and Distribution
  Services
   Investment Adviser                     28
   Portfolio Managers                     30
   Codes of Ethics                        33
   Administrator, Custodian and           33
  Transfer Agent
   Distributor                            34
   Index Provider                         35
Brokerage Transactions                    36
Additional Information Concerning         38
  the Company
   Capital Stock                          38
   Termination of the Company or a        39
  Fund
   DTC as Securities Depository           39
  for Shares of the Funds
Purchase and Issuance of Creation         40
  Units
   General                                40
   Fund Deposit                           41
   Role of the Authorized                 41
  Participant
   Purchase Order                         41
   Timing of Submission of                42
  Purchase Orders
   Acceptance of Order for                42
  Creation Unit
   Issuance of a Creation Unit            42
   Cash Purchase Method                   43
   Purchase Transaction Fee               43
   Redemption of Creation Units           44
   Redemption Transaction Fee             44
Regular Holidays                          47
Taxes                                     57
   Regulated Investment Company           57
  Qualifications
   Taxation of RICs                       57
   Taxation of Certain Derivatives        57
   Excise Tax                             58
   Net Capital Loss Carryforwards         58
   Funds Holding Foreign                  59
  Investments
   Federal Tax Treatment of               59
  Complex Securities
   Taxation of U.S. Shareholders          60
   Sales of Shares                        61

                                       ii

                                       PAGE
                                      -----
   Back-Up Withholding                  61
   Sections 351 and 362                 61
   Qualified Dividend Income            61
   Corporate Dividends Received         62
  Deduction
   Reporting                            62
   Other Taxes                          62
   Taxation of Non-U.S.                 62
  Shareholders
Financial Statements                    62
Miscellaneous Information               62
   Counsel                              62
   Independent Registered Public        63
  Accounting Firm
   Shareholder Communications to        63
  the Board

                                       iii

General Description of the Company and its Funds

The Company currently consists of more than 30 investment series or portfolios.
The Company was organized as a Maryland corporation on August 31, 1994 and is authorized to have multiple series or portfolios. The Company is an open-end management investment company registered with the Securities and Exchange
Commission (the "SEC") under the Investment Company Act of 1940, as amended
(the "1940 Act"). The offering of the Company's shares is registered under the
Securities Act of 1933, as amended (the "1933 Act"). This SAI relates to the following funds (each, a "Fund" and collectively, the "Funds"):

o  ISHARES MSCI AUSTRALIA INDEX FUND

o  ISHARES MSCI AUSTRIA INVESTABLE MARKET INDEX FUND(1)

o  ISHARES MSCI BELGIUM INVESTABLE MARKET INDEX FUND

o  ISHARES MSCI BRAZIL INDEX FUND

o  ISHARES MSCI CANADA INDEX FUND

o  ISHARES MSCI EMERGING MARKETS INDEX FUND

o  ISHARES MSCI EMU INDEX FUND

o  ISHARES MSCI FRANCE INDEX FUND

o  ISHARES MSCI GERMANY INDEX FUND

o  ISHARES MSCI HONG KONG INDEX FUND

o  ISHARES MSCI ITALY INDEX FUND

o  ISHARES MSCI JAPAN INDEX FUND

o  ISHARES MSCI MALAYSIA INDEX FUND

o  ISHARES MSCI MEXICO INVESTABLE MARKET INDEX FUND

o  ISHARES MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND(2)

o  ISHARES MSCI PACIFIC EX-JAPAN INDEX FUND

o  ISHARES MSCI SINGAPORE INDEX FUND

o  ISHARES MSCI SOUTH AFRICA INDEX FUND

o  ISHARES MSCI SOUTH KOREA INDEX FUND

o  ISHARES MSCI SPAIN INDEX FUND

o  ISHARES MSCI SWEDEN INDEX FUND

o  ISHARES MSCI SWITZERLAND INDEX FUND

o  ISHARES MSCI TAIWAN INDEX FUND

o  ISHARES MSCI UNITED KINGDOM INDEX FUND
-------
1At a December 7, 2007 special shareholders meeting of the iShares MSCI
   Austria Index Fund, a proposal to change the Underlying Index of the Fund from the MSCI Austria Index to the MSCI Austria Investable Market Index
   was approved in response to MSCI's combination of its standard and small cap indexes to form investable market indexes. Shareholders of the Fund also approved a proposal to change the Fund's investment objective from a
   "fundamental" investment policy to a "non-fundamental" investment policy.
   As a result, the investment objective and underlying index of the Fund may be changed without shareholder approval.
2  At a December 7, 2007 special shareholders meeting of the iShares MSCI
   Netherlands Index Fund, a proposal to change the Underlying Index of the
   Fund from the MSCI Netherlands Index to the MSCI Netherlands Investable
   Market Index was approved in response to MSCI's combination of its standard and small cap indexes to form investable market indexes. Shareholders of the Fund also approved a proposal to change the Fund's investment objective from a "fundamental" investment policy to a "non-fundamental" investment policy. As a result, the investment objective and underlying index of the
   Fund may be changed without shareholder approval.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an "Underlying Index")
representing publicly traded equity securities of companies in a particular country or region. Each Fund is managed by Barclays Global Fund Advisors
("BGFA" or the "Investment Adviser"), a subsidiary of BGI.

Each Fund offers and issues shares at their net asset value per share ("NAV")
only in aggregations of a specified number of shares (each, a "Creation Unit"), generally in exchange for a basket of equity securities included in its
Underlying Index (the "Deposit

                                       1

Securities"), together with the deposit of a specified cash payment (the "Cash
Component"). Shares of the Funds are listed and traded on NYSE Arca, Inc.
("NYSE Arca") (the "Listing Exchange"), a national securities exchange. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a Cash Component. Creation
Units typically are a specified number of shares, generally 40,000 to 600,000 shares or multiples thereof, depending on the Fund.

The Company reserves the right to offer a "cash" option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit
Securities subject to various conditions including a requirement to maintain on deposit with the Company cash at least equal to 110%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the CREATION AND REDEMPTION OF CREATION UNITS section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher that the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the SHAREHOLDER INFORMATION section of the Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.

Shares of each Fund are listed on and trade throughout the day on the Listing
Exchange and other secondary markets. Shares of the Funds may also be traded on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of shares for 30 or more consecutive trading days,
(ii) the value of the Underlying Index on which a Fund is based is no longer calculated or available, (iii) the "indicative optimized portfolio value"
("IOPV") of a Fund is no longer calculated or available or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing
Exchange, makes further dealings on the Listing Exchange inadvisable. The
Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly traded securities, when you buy or sell shares through a broker you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Funds, the Listing Exchange disseminates every 15 seconds through the facilities of the Consolidated Tape Association an updated IOPV for the
Funds as calculated by an information provider or market data vendors. The
Company is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has an equity securities component and a Cash Component. The equity securities values included in an IOPV are the values of the Deposit Securities for a Fund. While the IOPV reflects the current market value of the Deposit
Securities required to be deposited in connection with the purchase of a
Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time because the current portfolio of the Fund may include securities that are not part of the current Deposit Securities. Therefore a Fund's IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund's NAV, which is calculated only once a day.

The Cash Component included in an IOPV consists of estimated accrued dividend and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. Dollar and the applicable currency.

The Company reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable Fund.

                                       2

Investment Strategies and Risks
Each Fund seeks to achieve its investment objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Each Fund engages in representative sampling, which is investing in a sample of securities selected by BGFA to have a collective investment profile similar to the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying
Index. Funds that use representative sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

DIVERSIFICATION STATUS.  Each Fund is non-diversified. A "non-diversified"
classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of such a Fund and, consequently, the Fund's investment portfolio. This may adversely affect the
Fund's performance or subject the Fund's shares to greater price volatility than that experienced by more diversified investment companies.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a Regulated Investment
Company ("RIC") for purposes of the U.S. Internal Revenue Code of 1986, as amended (the "IRC"), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders.
Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such
Funds will meet their investment objectives.

LENDING PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund's total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned.
Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk. Securities lending involves exposure to certain risks, including operational risk (I.E., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (I.E., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk.

In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund pays a portion of the interest or fees earned from securities lending to a borrower as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the
Company's Board of Directors (the "Board" or "Directors"). BGI acts as securities lending agent for the Funds subject to the overall supervision of
BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services.

REPURCHASE AGREEMENTS.  Each Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments.
The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the

                                       3

counterparty to the repurchase agreement defaults or becomes insolvent. The
Funds will engage in repurchase agreements only with counterparties whose creditworthiness has been reviewed and found to be satisfactory by BGFA.

REVERSE REPURCHASE AGREEMENTS.  Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The Fund's exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Each Fund maintains liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

CURRENCY TRANSACTIONS.  The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the
Funds' assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the
Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS.  Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i)
shares of money market funds (including those advised by BGFA or its affiliates); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises);
(iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's(Reg. TM) Investors Services, Inc.
("Moody's(Reg. TM)") or "A-1" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P(Reg. TM)"), or if unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (E.G., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and
(vii) short-term U.S. dollar-denominated obligations of foreign banks
(including U.S. branches) that, in the opinion of BGFA, are of a quality comparable to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or  forward-settled basis.
Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

                                       4

FOREIGN SECURITIES.  Each Fund may purchase publicly traded common stocks of foreign corporations. To the extent a Fund invests in stocks of foreign corporations, each Fund's investment in such stocks may be in the form of
American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and
European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts").
Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other
Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the
U.S. securities markets, and EDRs, in bearer form, are designed for use in
European securities markets. GDRs are tradable both in the United States and in
Europe and are designed for use throughout the world. The Funds will not invest in any unlisted Depository Receipt or any Depository Receipt that BGFA deems illiquid or for which pricing information is not readily available. In general
Depository Receipts must be sponsored, however a Fund may invest in unsponsored
Depository Receipts under certain limited circumstances. The issuers of unsponsored Depository Receipts are not obligated to disclose material information in the United States. Therefore there may be less information available regarding such issuers and there may be no correlation between available information and the market value of the Depository Receipts.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange, and to the extent a Fund invests in GDRs or EDRs, such
GDRs and EDRs will be listed on a foreign securities exchange. A Fund will not invest in any unlisted Depository Receipt or any Depository Receipt that BGFA deems to be illiquid or for which pricing information is not readily available.
In addition, all Depository Receipts generally must be sponsored, however a
Fund may invest in unsponsored Depository Receipts under certain limited circumstances.

The issuers of unsponsored Depository Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

SECURITIES OF INVESTMENT COMPANIES.  Each Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Pursuant to the 1940 Act, a Fund's investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by
BGFA or its affiliates, in excess of the limits discussed above. The iShares
MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10%
of its assets in shares of other iShares Funds that invest in securities in the
MSCI Emerging Markets Index. BGFA will not charge advisory fees on that portion of the iShares MSCI Emerging Market Index Fund's assets invested in shares of other iShares Funds. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the
Fund.

ILLIQUID SECURITIES.  Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

FUTURES AND OPTIONS.  Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate investment in the respective Underlying
Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts and options only on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (the "CEA"). The
Company, on behalf of each Fund, has filed a notice

                                       5

of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified exercise price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each
Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be segregated.

OPTIONS ON FUTURES CONTRACTS.  An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds
(in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each
Fund. The potential for loss related to writing call options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin,"
which is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate a Fund's existing position in the contract.

SWAP AGREEMENTS.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, with each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by each Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

TRACKING STOCKS.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

                                       6

FUTURE DEVELOPMENTS. The Board may, in the future, authorize a Fund to invest in securities contracts and investments other than those listed in this SAI and in the Prospectuses, provided they are consistent with the Funds' investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks

A discussion of some of the risks associated with an investment in any Fund is contained in the Prospectus applicable to such Fund.

An investment in the Funds should be made with an understanding that the value of the Funds' portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general and other factors that affect the market.

Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

RISKS OF DERIVATIVES. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Funds may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

RISKS OF EQUITY SECURITIES.  An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general and other factors that affect the market. An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of a Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from the issuer inferior to the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated
optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying
Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (E.G., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in the type of stocks in which they invest.

                                       7

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by
BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

RISKS OF SWAP AGREEMENTS.  The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction.
However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor (E.G., a Fund may not receive the net amount of payments that it contractually is entitled to receive).

RISKS OF INVESTING IN NON-U.S. EQUITY SECURITIES.  An investment in a Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the country covered by the individual
Fund. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in the investor's home country and in that country's currency.
These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulation and the costs that may be incurred in connection with conversions between various currencies.
Investing in a Fund whose portfolio contains non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets, generally greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, the imposition of restrictions on the expatriation of funds or other assets of the Fund, higher transaction and custody costs, delays and risks attendant in settlement procedures, difficulties in enforcing contractual obligations, lower liquidity and significantly smaller market capitalization, different accounting and disclosure standards, lower levels of regulation of the securities markets, more substantial government interference with the economy, higher rates of inflation, greater social, economic, and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

DIVIDEND RISK.  There is no guarantee that the issuers of the stocks held by a
Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

Proxy Voting Policy
The Company has adopted, as its proxy voting policies for each Fund, the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Company has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each
Fund's proxy voting guidelines and BGFA's role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that
BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best economic interests of a Fund to refrain from exercising the
Fund's proxy voting rights (such as, for example, proxies on certain non-U.S.
securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our clients' economic interests. The evaluation of

                                       8

the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes.
Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically,
BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to a Fund, a Fund's affiliates (if any), BGFA or
BGFA's affiliates, or the Distributor or the Distributor's affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

  o  Each Fund generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

  o  Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

  o  Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates or the Distributor or the Distributor's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BGFA voted proxies relating to portfolio securities during the 12-month period ended August 31, 2007 is available: (i)
without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund's website at WWW.ISHARES.COM; and (ii) on the SEC's website at
WWW.SEC.GOV.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Funds' portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of each Fund's shareholders; (b) does not put the interests of the Funds' Investment Adviser, the Funds' Distributor or any affiliated person of BGFA or the Distributor above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities
(as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and discussed below and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities"
referred to in sub-section (c) above are generally limited to National
Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors
(known as "Authorized Participants") that have been authorized by the
Distributor to purchase and redeem large blocks of shares (known as Creation
Units) pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares ("iShares
Exemptive Orders") and other institutional market participants and entities that provide information services.

Each business day, each Fund's portfolio holdings information is provided to the Distributor or other agent for dissemination through the facilities of the
NSCC and/or other fee-based subscription services to NSCC members and subscribers to those other fee-based subscription services, including
Authorized Participants, and to entities that publish and/or analyze such information in

                                       9

connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund's anticipated holdings on the following business day.

Daily access to information concerning the Funds' portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management or other support to portfolio management, including affiliated broker-dealers and Authorized Participants and (ii) to other personnel of BGFA and the Funds' Distributor, administrator, custodian and fund accountant who deal directly with or assist in, functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the
iShares Exemptive Orders, agreements with the Funds and the terms of the Funds'
current registration statements. In addition, each Fund discloses its portfolio holdings and the percentages they represent of the Fund's net assets at least monthly, but as often as each day the Fund is open for business, at
www.iShares.com. More information about this disclosure is available at
WWW.ISHARES.COM.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Funds in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning Fund portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Funds including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

Each Fund discloses its complete portfolio holdings schedule in public filings with the SEC within 70 days after the end of each fiscal quarter, and will provide that information to shareholders as required by federal securities laws and regulations thereunder. A Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties in a contemporaneous manner.

The Company's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Company's Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance of Underlying Indexes
A description of the MSCI Indexes and the Underlying Indexes is provided below.

The MSCI Indexes
The MSCI Indexes were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the Indexes in
1986. In November 1998, Morgan Stanley transferred all rights to the MSCI
Indexes to MSCI Inc. a Delaware corporation of which Morgan Stanley is the majority owner and The Capital Group of Companies, Inc. is the minority shareholder. The MSCI single country standard equity indexes have covered the world's developed markets since 1969, and in 1988, MSCI commenced coverage of the emerging markets.

Local stock exchanges traditionally calculated their own indexes that were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same criteria and calculation methodology to all markets for all single country standard equity indexes, developed and emerging.

MSCI has begun implementing enhancements to the methodology of its current indexes, the MSCI Standard Indexes and the MSCI Small Cap Indexes. MSCI is
generally expanding the number of securities included in these indexes, eliminating industry sector classifications in favor of market capitalization size segmentation and eliminating overlapping market capitalization size segmentation among its indexes. These enhancement are being phased in over two stages: 50% of the transition was completed on

                                       10

November 30, 2007 and the remaining transition is expected to be completed on
May 30, 2008. MSCI has also combined its MSCI Standard Indexes and MSCI Small
Cap Indexes to form the MSCI Global Investable Market Indexes (the "MSCI
GIMI"). The MSCI Global Standard Indexes of the MSCI GIMI, which include the
MSCI Global Large Cap Indexes and MSCI Global Mid-Cap Indexes, are intended to cover all investable large and mid-cap securities and include approximately 85%
of each market's free float-adjusted market capitalization. The MSCI Global
Small Cap Indexes of the MSCI GIMI are intended to cover all companies with a market capitalization smaller than that of the companies in the MSCI Global
Standard Indexes and include an additional 14% coverage of each market's free-float adjusted market capitalization.

MSCI STANDARD EQUITY INDEXES

WEIGHTING. All single-country MSCI equity indexes are free-float weighted,
I.E., companies are included in the indexes at the value of their free public float (free float, multiplied by price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. MSCI's Standard indexes generally seek to include 85% of the free float-adjusted market capitalization of a country's stock market represented in each industry group, of each country.

REGIONAL WEIGHTS. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets.

SELECTION CRITERIA. MSCIs index construction process involves: (i) defining the equity universe, (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors, (iii)
classifying the universe of securities under the Global Industry Classification
Standard (the "GICS") and (iv) selecting securities for inclusion according to
MSCI's index construction rules and guidelines.

 (i)   Defining the Equity Universe. The current index construction process starts at the country level with the identification of all listed securities for that country. MSCI currently creates international equity country indexes for 48 countries. In general, companies and their respective securities are classified as belonging only to the country in which they are incorporated. This allows securities to be sorted distinctly by country. All listed equity securities and listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the equity universe. Shares of non-domiciled companies generally are not eligible for inclusion in the equity universe.

(ii)   Adjusting the Total Market Capitalization of Securities in the Equity
  Universe for Free Float. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe using publicly available information. The process of free float adjusting market capitalization involves: (i) defining and estimating the free float available to foreign investors for each security using MSCI's definition of free float, (ii) assigning a free float- adjustment factor to each security, and (iii) calculating the free float adjusted market capitalization of each security.

(iii)   Classifying Securities Under the GICS. All securities in the equity universe are also assigned to an industry-based hierarchy, the GICS. This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI's objective of broad industry representation in its indexes.

(iv)   Selecting Securities for Index Inclusion. MSCI targets an 85% free float-adjusted market representation level within each industry group, within each country. The security selection process within each industry group is based on the careful analysis of: (i) each company's business activities and the diversification that its securities would bring to the index; (ii) the size (based on free float-adjusted market capitalization)
  and liquidity of the securities of the company and (iii) the estimated free float for the company and its individual share classes. MSCI targets for inclusion the most sizable and liquid securities in an industry group. MSCI generally does not consider securities with inadequate liquidity, or securities that do not have an estimated free float greater than 15% unless exclusion of the security of a large company would compromise the index's ability to fully and fairly represent the characteristics of the underlying market.

FREE FLOAT. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of

                                       11

23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

ADDITIONS AND DELETIONS. Potential additions to the indexes are analyzed with respect to their industry group and sub-industry group in order to represent a wide range of economic and business activities. In assessing deletions, it is important that indexes represent the full investment cycle including both bull and bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalization and/or declining liquidity yet not be deleted because they remain representative of their industry group.

MSCI GLOBAL INVESTABLE MARKET INDEXES

WEIGHTING. All single-country indexes of the MSCI GIMI are free-float weighted,
I.E., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. Indexes of MSCI's GIMI generally seek to include 99% of the free float-adjusted market capitalization of a single country's stock market.

REGIONAL WEIGHTS. Market capitalization weighting, combined with a consistent target of 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except in the developed markets of Europe, where all markets are aggregated into a single market for index construction purposes. Individual country indexes of the European developed markets are derived from the constituents of the MSCI GIMI Europe Index.

SELECTION CRITERIA. MSCI's index construction process involves (i) defining the equity universe, (ii) determining the market investable equity universe for each market, (iii) determining market capitalization size segments for each market and (iv) applying index continuity rules for the standard index.

(i)   Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI Global Index Series. Of these countries, 23 are classified as developed markets and 25 as emerging markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. Real estate investment trusts
  ("REITs") in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (I.E., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

(ii)   Determining the Equity Universe in Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in the equity universe of that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.

(iii)   Determining Market Capitalization Size Segments for Each Market. In
  each market MSCI creates an Investable Market Index, Standard Index, Large
  Cap Index, Mid Cap Index and Small Cap Index. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:

1.   Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index and

2.   Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.

(iv)   Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developing market Standard Index and a minimum number of three constituents will be maintained for an emerging market Standard Index.

FREE FLOAT. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float; and (ii) limits on share ownership for foreigners.

                                       12

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

Price and Exchange Rates
PRICES. The prices used to calculate all MSCI Indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

EXCHANGE RATES. MSCI uses the foreign exchange rates published by WM Reuters at
4:00 p.m., London time. MSCI uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m., London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the
Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI uses these rates to calculate the mid-point to five decimal places.

MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM
Reuters rate is believed not to be representative for a given currency on a particular day.

CHANGES TO THE INDEXES. The MSCI indexes are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets.
In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI
Indexes involves many aspects, including: (i) additions to, and deletions from, the Indexes; (ii) changes in number of shares and (iii) changes in inclusion factors as a result of updated free float estimates.

Index maintenance can be described by three broad categories of changes:

  o  Annual full country index reviews, conducted on a fixed annual timetable, that systematically re-assess the various dimensions of the equity universe for all countries;

  o  Quarterly index reviews, aimed at promptly reflecting other significant market events and

  o  Ongoing event-related changes, such as mergers and acquisitions, which generally are rapidly implemented in the indexes as they occur.

Potential changes in the status of countries (stand-alone, emerging and developed) are normally implemented in one or more phases at the regular annual full country index review and quarterly index review dates.

The annual full country index review for all the MSCI single country standard international equity indexes is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs only on three dates throughout the year: as of the close of the last business day of February,
August and November. Any single country indexes may be impacted at the quarterly index review. MSCI index additions and deletions due to quarterly index rebalancings are announced at least two weeks in advance.

MSCI AUSTRALIA INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 88
=======================================
INDEX DESCRIPTION. The MSCI Australia Index consists of stocks traded primarily on the Australian Stock Exchange. As of December 31, 2007, the Underlying
Index's three largest industries were banks, materials and real estate.

MSCI AUSTRIA INVESTABLE MARKET INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 16
======================================
INDEX DESCRIPTION.  The MSCI Austria Investable Market Index consists of stocks traded primarily on the Austrian Stock Exchange. As of December 31, 2007, the
Underlying Index's three largest industries were banks, energy and real estate.

MSCI BELGIUM INVESTABLE MARKET INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 22
=======================================
INDEX DESCRIPTION. The MSCI Belgium Investable Market Index consists of stocks traded primarily on the Brussels Stock

                                       13

Exchange. As of December 31, 2007, the Underlying Index's three largest industries were diversified financials, banks, and materials.

MSCI BRAZIL INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 68
=======================================
INDEX DESCRIPTION. The MSCI Brazil Index consists of stocks traded primarily on the Bolsa de Valores de S-o Paulo. As of December 31, 2007, the Underlying
Index's three largest industries were materials, energy and banks.

MSCI CANADA INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 110
=======================================
INDEX DESCRIPTION. The MSCI Canada Index consists of stocks traded primarily on the Toronto Stock Exchange. As of December 31, 2007, the Underlying Index's
three largest industries were energy, banks and materials.

MSCI EMERGING MARKETS INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 902
=======================================
INDEX DESCRIPTION.  The MSCI Emerging Markets Index is designed to measure equity market performance in the global emerging markets. As of December 31,
2007, the Underlying Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic,
Egypt, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan,
Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand
and Turkey. As of December 31, 2007, the Underlying Index's three largest industries were energy, banks and materials.

MSCI EMU INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 334
=======================================
INDEX DESCRIPTION. The MSCI EMU Index consists of stocks from the following 11 countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy,
the Netherlands, Portugal and Spain. As of December 31, 2007, the Underlying
Index's three largest industries were banks, utilities and capital goods.

MSCI FRANCE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 75
=======================================
INDEX DESCRIPTION.  The MSCI France Index consists of stocks traded primarily on the Paris Stock Exchange. As of December 31, 2007, the Underlying Index's
three largest industries were energy, banks and capital goods.

MSCI GERMANY INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 61
=======================================
INDEX DESCRIPTION. The MSCI Germany Index consists of stocks traded primarily on the Frankfurt Stock Exchange. As of December 31, 2007, the Underlying
Index's three largest industries were utilities, materials and automobiles and components.

MSCI HONG KONG INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 54
=======================================
INDEX DESCRIPTION.  The MSCI Hong Kong Index consists of stocks traded primarily on the Stock Exchange of Hong Kong Limited (SEHK). As of December 31,
2007, the Underlying Index's three largest industries were real estate, banks and diversified financials.

MSCI ITALY INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 40
=======================================
INDEX DESCRIPTION.  The MSCI Italy Index consists of stocks traded primarily on the Milan Stock Exchange. As of December 31, 2007, the Underlying Index's three largest industries were banks, energy and utilities.

MSCI JAPAN INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 398
=======================================
INDEX DESCRIPTION. The MSCI Japan Index consists of stocks traded primarily on the Tokyo Stock Exchange. As of December 31, 2007, the Underlying Index's three largest industries were capital goods, automobiles and components and technology hardware and equipment.

MSCI MALAYSIA INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 56
=======================================
INDEX DESCRIPTION.  The MSCI Malaysia Index consists of stocks traded primarily on the Kuala Lumpur Stock Exchange. As of

                                       14

December 31, 2007, the Underlying Index's three largest industries were banks, capital goods and food, beverage and tobacco.

MSCI MEXICO INVESTABLE MARKET INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 28
=======================================
INDEX DESCRIPTION.  The MSCI Mexico Investable Market Index consists of stocks traded primarily on the Mexican Stock Exchange. As of December 31, 2007, the
Underlying Index's three largest industries were telecommunication services, materials and food, beverage and tobacco.

MSCI NETHERLANDS INVESTABLE MARKET INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 24
=======================================
INDEX DESCRIPTION.  The MSCI Netherlands Investable Market Index consists of stocks traded primarily on the Amsterdam Stock Exchange. As of December 31,
2007, the Underlying Index's three largest industries were food, beverage and tobacco, diversified financials and capital goods.

MSCI PACIFIC EX-JAPAN INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 189
========================================
INDEX DESCRIPTION.  The MSCI Pacific ex-Japan Index consists of stocks from the following four countries: Australia, Hong Kong, New Zealand and Singapore. As
of December 31, 2007, the Underlying Index's three largest industries were banks, real estate and materials.

MSCI SINGAPORE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 37
=======================================
INDEX DESCRIPTION.  The MSCI Singapore Index consists of stocks traded primarily on the Singapore Stock Exchange. As of December 31, 2007, the
Underlying Index's three largest industries were banks, real estate and capital goods.

MSCI SOUTH AFRICA INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 51
=======================================
INDEX DESCRIPTION.  The MSCI South Africa Index consists of stocks traded primarily on the Johannesburg Stock Exchange. As of December 31, 2007, the
Underlying Index's three largest industries were materials, telecommunication services and energy.

MSCI KOREA INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 113
========================================
INDEX DESCRIPTION. The MSCI Korea Index consists of stocks traded primarily on the South Korean Stock Exchange. As of December 31, 2007, the Underlying Index's
three largest industries were capital goods, semiconductors and semiconductor equipment and materials.

MSCI SPAIN INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 33
=======================================
INDEX DESCRIPTION.  The MSCI Spain Index consists of stocks traded primarily on the Madrid Stock Exchange. As of December 31, 2007, the Underlying Index's
three largest industries were banks, telecommunication services and utilities.

MSCI SWEDEN INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 49
=======================================
INDEX DESCRIPTION. The MSCI Sweden Index consists of stocks traded primarily on the Stockholm Stock Exchange. As of December 31, 2007, the Underlying Index's
three largest industries were capital goods, banks and technology hardware and equipment.

MSCI SWITZERLAND INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 39
=======================================
INDEX DESCRIPTION.  The MSCI Switzerland Index consists of stocks traded primarily on the Zurich Stock Exchange. As of December 31 2007, the Underlying
Index's three largest industries were pharmaceuticals, biotechnology and life sciences, food, beverage and tobacco and diversified financials.

MSCI TAIWAN INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 123
========================================
INDEX DESCRIPTION.  The MSCI Taiwan Index consists of stocks traded primarily on the Taiwan Stock Exchange. As of December 31, 2007, the Underlying Index's
three largest industries were technology hardware and equipment, semiconductors
and

                                       15

semiconductor equipment and materials.

MSCI UNITED KINGDOM INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 157
========================================
INDEX DESCRIPTION.  The MSCI United Kingdom Index consists of stocks traded primarily on the London Stock Exchange. As of December 31, 2007, the Underlying
Index's three largest industries were energy, banks and materials.

Investment Limitations
The Board has adopted as fundamental policies the investment objectives of the
iShares MSCI Australia Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI
Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund,
iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares
MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Pacific
ex-Japan Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South
Korea Index Fund, iShares Spain Index Fund, iShares Switzerland Index Fund,
iShares Taiwan Index Fund, and iShares United Kingdom Index Fund. However, the
Board has adopted as non-fundamental policies the investment objectives of all other Funds discussed in this SAI. Therefore, each of these Funds may change its investment objective and its Underlying Index without a shareholder vote.
The Board has adopted as fundamental policies each Fund's investment restrictions numbered one through nine below. The restrictions for each Fund cannot be changed without the approval of the holders of a majority of that
Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than
50% of the outstanding voting securities are present or represented by proxy, and (b) more than 50% of outstanding voting securities.

THE ISHARES MSCI AUSTRALIA INDEX FUND, ISHARES MSCI BRAZIL INDEX FUND, ISHARES
MSCI CANADA INDEX FUND, ISHARES MSCI GERMANY INDEX FUND, ISHARES MSCI HONG KONG
INDEX FUND, ISHARES MSCI MALAYSIA INDEX FUND, ISHARES MSCI NETHERLANDS
INVESTABLE MARKET INDEX FUND, ISHARES MSCI PACIFIC EX-JAPAN INDEX FUND, ISHARES
MSCI SINGAPORE INDEX FUND, ISHARES MSCI SOUTH AFRICA INDEX FUND, ISHARES MSCI
SOUTH KOREA INDEX FUND, ISHARES SWITZERLAND INDEX FUND AND ISHARES TAIWAN INDEX
FUND, WILL NOT:

1.   Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

2.   Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings;

3.   Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for currency transactions and futures contracts will not be deemed to be pledges of the Fund's assets);

4.   Purchase a security (other than obligations of the U.S. government, its agencies or instrumentalities) if as a result 25% or more of its total assets would be invested in a single issuer. (This restriction applies to each of the iShares MSCI Singapore Index Fund and iShares MSCI South Korea
  Index Fund only);

5.   Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but a Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

6.   Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7.   Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in currencies, options, futures and options on futures;

8.   Sell securities short; or

                                       16

9.   Invest in commodities or commodity contracts, except that a Fund may buy and sell currencies and forward contracts with respect thereto, and may transact in futures contracts on securities, stock indices and currencies and options on such futures contracts and make margin deposits in connection with such contracts.

THE ISHARES MSCI AUSTRIA INVESTABLE MARKET INDEX FUND, ISHARES MSCI BELGIUM
INVESTABLE MARKET INDEX FUND, ISHARES MSCI EMERGING MARKETS INDEX FUND, ISHARES
MSCI EMU INDEX FUND, ISHARES MSCI FRANCE INDEX FUND, ISHARES MSCI ITALY INDEX
FUND, ISHARES MSCI JAPAN INDEX FUND, ISHARES MSCI MEXICO INVESTABLE MARKET INDEX
FUND, ISHARES MSCI SPAIN INDEX FUND, ISHARES MSCI SWEDEN INDEX FUND AND ISHARES
MSCI UNITED KINGDOM INDEX FUND WILL NOT:

1.   Make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

2.   Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

3.   Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for currency transactions and futures contracts will not be deemed to be pledges of the Fund's assets);

4.   Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but a Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

5.   Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

6.   Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in currencies, options, futures and options on futures;

7.   Sell securities short; or

8.   Invest in commodities or commodity contracts, except that a Fund may buy and sell currencies and forward contracts with respect thereto, and may transact in futures contracts on securities, stock indices and currencies and options on such futures contracts and make margin deposits in connection with such contracts.

INDUSTRY CONCENTRATION. Each of the iShares MSCI Singapore Index Fund and
iShares MSCI South Korea Index Fund has the following concentration policy:
With respect to the two most heavily weighted industries or groups of industries in its benchmark MSCI Index, a Fund will invest in securities
(consistent with its investment objective and other investment policies) so that the weighting of each such industry or group of industries in the Fund does not diverge by more than 10% from the respective weighting of such industry or group of industries in its benchmark MSCI Index. An exception to this policy is that if investment in the stock of a single issuer would account for more than 25% of the Fund, the Fund will invest less than 25% of its net assets in such stock and will reallocate the excess to stock(s) in the same industry or group of industries, and/or to stock(s) in another industry or group of industries, in its benchmark MSCI Index. Each Fund will evaluate these industry weightings at least weekly, and at the time of evaluation will adjust its portfolio composition to the extent necessary to maintain compliance with the above policy. A Fund may not concentrate its investments except as discussed above. The Board has adopted this policy as fundamental, which means that it may not be changed with respect to a Fund without the approval of the holders of a majority of that Fund's outstanding voting securities.

As of September 30, 2007, the following Fund was concentrated (that is, invested 25% or more of its total assets) in the specified industry:

FUND                                   INDUSTRY OR INDUSTRIES
----------------------------------     -----------------------
iShares MSCI Singapore Index Fund      Banks

Each of the iShares MSCI Australia Index Fund, iShares MSCI Austria Investable
Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares
MSCI Brazil Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Emerging
Markets Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund,
iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI
Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index
Fund, iShares MSCI Mexico Investable Market

                                       17

Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI
Pacific ex-Japan Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI
Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index
Fund, iShares MSCI Taiwan Index Fund and iShares MSCI United Kingdom Index Fund
will not concentrate its investments (I.E., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that, to the extent practicable, the Fund will concentrate to approximately the same extent that its benchmark MSCI Index concentrates in the stocks of such particular industry or group of industries, provided that the Fund will comply with the diversification requirements applicable to RICs of the IRC, any underlying Treasury regulations or any successor provision.

As of September 30, 2007, each of the following Funds was concentrated (that is, held 25% or more of its total assets) in the specified industries:

FUND                                                  INDUSTRY OR INDUSTRIES
-------------------------------------------------     -----------------------
iShares MSCI Belgium Investable Market Index Fund     Banks
iShares MSCI Hong Kong Index Fund                     Real Estate
iShares MSCI Italy Index Fund                         Banks
iShares MSCI Malaysia Index Fund                      Banks
iShares MSCI Mexico Investable Market Index Fund      Telecommunications
iShares MSCI Spain Index Fund                         Banks

IN ADDITION TO THE INVESTMENT LIMITATIONS ADOPTED AS FUNDAMENTAL AS SET FORTH
ABOVE, EACH FUND OBSERVES THE FOLLOWING RESTRICTIONS, WHICH MAY BE CHANGED BY
THE BOARD WITHOUT A SHAREHOLDER VOTE. A FUND WILL NOT:

1.   Invest in the securities of a company for the purpose of exercising management or control, or in any event purchase and hold more than 10% of the securities of a single issuer, provided that the Company may vote the investment securities owned by each Fund in accordance with its views; or

2.   Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

FOR PURPOSES OF THE PERCENTAGE LIMITATION ON EACH FUND'S INVESTMENTS IN
ILLIQUID SECURITIES, FOREIGN EQUITY SECURITIES, THOUGH NOT REGISTERED UNDER THE
1933 ACT, ARE NOT DEEMED ILLIQUID WITH RESPECT TO EACH FUND IF THEY ARE
OTHERWISE READILY MARKETABLE. SUCH SECURITIES ORDINARILY ARE CONSIDERED TO BE
"READILY MARKETABLE" IF THEY ARE TRADED ON AN EXCHANGE OR OTHER ORGANIZED
MARKET AND ARE NOT LEGALLY RESTRICTED FROM SALE BY THE FUND. BGFA MONITORS THE
LIQUIDITY OF RESTRICTED SECURITIES IN EACH FUND'S PORTFOLIO. IN REACHING
LIQUIDITY DECISIONS, BGFA CONSIDERS THE FOLLOWING FACTORS:

1.   The frequency of trades and quotes for the security;

2.   The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

3.   Dealer undertakings to make a market in the security and

4.   The nature of the security and the nature of the marketplace in which it trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with to at the time of investment, a later increase or decrease in percentage resulting from any change in value or total or net assets will not constitute in a violation of such restriction, except that certain percentage limitations will be observed continuously in accordance with applicable law.

Each Fund has adopted a non-fundamental investment policy in accordance with
Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least
80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities, and in ADRs based on securities, in its
Underlying Index. Each Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

                                       18

Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the
Distributor, breaks them down into constituent shares and sells such shares directly to customers, or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters"
but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Management
DIRECTORS AND OFFICERS.  The Board has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Master Investment Portfolio ("MIP"), Barclays
Global Investors Funds ("BGIF") and Barclays Foundry Investment Trust ("BFIT"),
each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director also serves as a Trustee for iShares Trust and, as a result, oversees a total of 147 Funds within the fund complex. In addition,
Lee T. Kranefuss serves as a Trustee for BGIF, MIP and, as a result, oversees an additional 24 portfolios within the fund complex. The address of each
Trustee and officer, is c/o Barclays Global Investors, N.A. 400 Howard Street,
San Francisco, CA 94105. The Board has designated George G.C. Parker as its
Lead Independent Director.

                                       19

                            DIRECTORS AND OFFICERS

                                                        PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS                     HELD BY DIRECTOR
---------------------- ------------------------ --------------------------------------- ---------------------------------------
INTERESTED DIRECTORS
Lee T. Kranefuss/1/    Director and             Chief Executive Officer, iShares        Trustee (since 2003) of iShares Trust;
(1961)                 Chairman (since          Intermediary Index and Market Group     Trustee (since 2001) of BGIF and
                       2003).                   of BGI (since 2005); Chief Executive    MIP; Director (since 2003) of BGI
                                                Officer of the Intermediary Investor    Cayman Prime Money Market Fund,
                                                and Exchange Traded Products            Ltd.
                                                Business of BGI (2003-2005); Director
                                                of Barclays Global Fund Advisors
                                                (since 2005); Director, President and
                                                Chief Executive Officer of Barclays
                                                Global Investors International, Inc.
                                                (since 2005); Director and Chairman
                                                of Barclays Global Investors Services
                                                (since 2005); Chief Executive Officer
                                                of the Individual Investor Business of
                                                BGI (1999-2003).
John E. Martinez/1/    Director (since 2003).   Co-Chief Executive Officer of Global    Trustee (since 2003) of iShares Trust;
(1962)                                          Index and Markets Group of BGI          Director (since 2005) of Real Estate
                                                (2001-2003); Chairman of Barclays       Equity Exchange; Chairman, Independent
                                                Global Investors Services (2000-2003);  Review Committee, Canadian iShares Funds
                                                Director, Barclays Global Investors     (since 2007).
                                                UK Holdings, Inc. (2000-2003).

-------
/1/Lee T. Kranefuss and John E. Martinez are deemed to be "interested persons" (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds' investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of
   BGFA and BGI.

INDEPENDENT DIRECTORS

                                                         PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                  DURING THE PAST 5 YEARS                      HELD BY DIRECTOR
---------------------- ------------------------ ---------------------------------------- -----------------------------------------
George G.C. Parker     Director (since 2000);   Dean Witter Distinguished Professor of   Trustee (since 2002) of iShares Trust;
(1939)                 Lead Independent         Finance, Emeritus, Stanford              Director (since 1996) of Continental
                       Director (since 2006)    University: Graduate School of           Airlines, Inc.; Director (since 1995) of
                                                Business (since 1994).                   Community First Financial Group;
                                                                                         Director (since 1999) of Tejon Ranch
                                                                                         Company; Director (since 2004) of
                                                                                         Threshold Pharmaceuticals; Director
                                                                                         (since 2007) of NETGEAR, Inc.
Cecilia H. Herbert     Director (since 2005).   Chair of Investment Committee (1994-     Trustee (since 2005) of iShares Trust.
(1949)                                          2005) Archdiocese of San Francisco;
                                                Director (since 1998) and President
                                                (since 2007) of the Board of Directors,
                                                Catholic Charities CYO; Trustee
                                                (2004-2005) of Pacific Select Funds;
                                                Trustee (1992-2003) of the
                                                Montgomery Funds; Trustee (since
                                                2005) and Chair of Finance and
                                                Investment Committees (since 2006) of
                                                the Thacher School.

                                       20

                                                         PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                  DURING THE PAST 5 YEARS                      HELD BY DIRECTOR
---------------------- ------------------------ ----------------------------------------- ---------------------------------------
Charles A. Hurty       Director (since 2005).   Retired; Partner, KPMG, LLP (1968-        Trustee (since 2005) of iShares Trust;
(1943)                                          2001).                                    Director (since 2002) of GMAM
                                                                                          Absolute Return Strategy Fund (1
                                                                                          portfolio); Director (since 2002) of
                                                                                          Citigroup Alternative Investments
                                                                                          Multi-Adviser Hedge Fund Portfolios
                                                                                          LLC (1 portfolio); Director (since
                                                                                          2005) of CSFB Alternative
                                                                                          Investments Fund (6 portfolios).
John E. Kerrigan       Director (since 2005).   Chief Investment Officer, Santa Clara     Trustee (since 2005) of iShares Trust;
(1955)                                          University (since 2002); Managing         Member (since 2004) of Advisory
                                                Director, Merrill Lynch (1994-2002).      Council for Commonfund Distressed
                                                                                          Debt Partners II.
Robert H. Silver       Director (since March    President and Co-Founder of The           Trustee (since March 2007) of iShares
(1955)                 2007).                   Bravitas Group, Inc. (since 2006);        Trust; Director and Member (since
                                                Member, Non-Investor Advisory Board       2006) of the Audit and Compensation
                                                of Russia Partners II, LP (since 2006);   Committee of EPAM Systems, Inc.
                                                President and Chief Operating Officer
                                                (2003-2005) and Director (1999-2005)
                                                of UBS Financial Services, Inc.;
                                                President and Chief Executive Officer
                                                of UBS Services USA, LLC (1999-
                                                2005); Managing Director, UBS
                                                America, Inc. (2000-2005); Director
                                                and Chairman of the YMCA of Greater
                                                NYC (since 2001); Broadway Producer
                                                (since 2006).

OFFICERS

                                                             PRINCIPAL OCCUPATION(S)
 NAME (YEAR OF BIRTH)             POSITION                   DURING THE PAST 5 YEARS
----------------------     ---------------------     --------------------------------------
Michael A. Latham          President (since          Head of Americas iShares (since
(1965)                        2007)                  2007); Chief Operating Officer of the
                                                     Intermediary Investor and Exchange
                                                     Traded Products Business of BGI
                                                     (2003-2007); Director and Chief
                                                     Financial Officer of Barclays Global
                                                     Investors International, Inc. (since
                                                     2005); Director of Mutual Fund
                                                     Delivery in the U.S. Individual
                                                     Investor Business of BGI (1999-2003).
Geoffrey D. Flynn          Treasurer and Chief       Director (since 2007) of Mutual Fund
(1956)                     Financial Officer         Operations of BGI; President (2003-
                           (since 2007)              2007) of Van Kampen Investors
                                                     Services; Managing Director (2002-
                                                     2007) of Morgan Stanley; President
                                                     (2002-2007) of Morgan Stanley Trust,
                                                     FSB.

                                       21

                                                                 PRINCIPAL OCCUPATION(S)
  NAME (YEAR OF BIRTH)              POSITION                     DURING THE PAST 5 YEARS
-----------------------     -----------------------     -----------------------------------------
Eilleen M. Clavere          Secretary                   Head (since 2006) of Legal
(1952)                      (since 2007)                Administration of Intermediary
                                                        Investors Business of BGI; Legal
                                                        Counsel and Vice President (2005-
                                                        2006) of Atlas Funds, Atlas Advisers,
                                                        Inc. and Atlas Securities, Inc.; Counsel
                                                        (2001-2005) of Kirkpatrick & Lockhart
                                                        LLP.
Ira P. Shapiro (1963)       Vice President and          Associate General Counsel (since
                            Chief Legal Officer         2004) of BGI; First Vice President
                            (since 2007)                (1993-2004) of Merrill Lynch
                                                        Investment Managers.
Amy Schioldager             Executive Vice              Head of U.S. Indexing, BGI (since
(1962)                      President (since            2006); Head of Domestic Equity
                            2007)                       Portfolio Management, BGI (2001-
                                                        2006).
H. Michael Williams         Executive Vice              Head (since 2006) of Global Index and
(1960)                      President (since            Markets Group of BGI; Global Head
                            2007)                       (2002-2006) of Securities Lending of
                                                        BGI.
Patrick O'Connor            Vice President (since       Head of iShares Portfolio
(1967)                      2007)                       Management, BGI (since 2006); Senior
                                                        Portfolio Manager, BGI (since 1999).
Lee Sterne (1965)           Vice President (since       Senior Portfolio Manager, BGI (since
                            2007)                       2004); Portfolio Manager, BGI (2001-
                                                        2004).
Matt Tucker (1972)          Vice President (since       Head of U.S. Fixed Income Investment
                            2007)                       Solutions, BGI (since 2005); Fixed
                                                        Income Investment Strategist, BGI
                                                        (2003-2005); Fixed Income Portfolio
                                                        Manager, BGI (1997-2003).

The following table sets forth, as of December 31, 2007, the dollar range of equity securities beneficially owned by each Director in the Funds and in other registered investment companies overseen by the Director within the same family of investment companies as the Company:

                                                                                               AGGREGATE DOLLAR RANGE
                                                                                             OF EQUITY SECURITIES IN ALL
                                                                                                REGISTERED INVESTMENT
                                                                                                COMPANIES OVERSEEN BY
                                                                  DOLLAR RANGE OF EQUITY        DIRECTOR IN FAMILY OF
 NAME OF DIRECTOR                   FUND                          SECURITIES IN THE FUND        INVESTMENT COMPANIES
------------------   ------------------------------------------  ------------------------   ----------------------------
Lee T. Kranefuss     iShares Lehman 1-3 Year Treasury Bond Fund  $50,001-$100,000           Over $100,000
                     iShares Russell 3000 Index Fund             Over $100,000
John E. Martinez     iShares MSCI EAFE Index Fund                Over $100,000              Over $100,000
                     iShares Russell 1000 Index Fund             Over $100,000

                                       22

                                                                                                   AGGREGATE DOLLAR RANGE
                                                                                                 OF EQUITY SECURITIES IN ALL
                                                                                                    REGISTERED INVESTMENT
                                                                                                    COMPANIES OVERSEEN BY
                                                                        DOLLAR RANGE OF EQUITY      DIRECTOR IN FAMILY OF
  NAME OF DIRECTOR                          FUND                        SECURITIES IN THE FUND      INVESTMENT COMPANIES
-------------------- ------------------------------------------------- ------------------------ ----------------------------
                     iShares Russell 1000 Value Index Fund             Over $100,000
                     iShares Russell 2000 Index Fund                   Over $100,000
                     iShares S&P 500 Index Fund                        Over $100,000
George G.C. Parker   iShares Russell 2000 Index Fund                   $50,001-$100,000         Over $100,000
                     iShares Russell 2000 Value Index Fund             $50,001-$100,000
                     iShares S&P 100 Index Fund                        Over $100,000
                     iShares S&P 500 Value Index Fund                  Over $100,000
                     iShares S&P MidCap 400 Index Fund                 $ 10,001-$50,000
                     iShares S&P MidCap 400 Value Index Fund           Over $100,000
                     iShares S&P Small Cap 600 Index Fund              $ 10,001-$50,000
                     iShares Russell 1000 Value Index Fund             Over $100,000
                     iShares Dow Jones Select Dividend Index Fund      Over $100,000
                     iShares S&P 500 Index Fund                        Over $100,000
                     iShares MSCI Mexico Investable Market Index       Over $100,000
                     Fund
                     iShares MSCI EAFE Index Fund                      Over $100,000
Cecilia H. Herbert   iShares FTSE/Xinhua China 25 Index Fund           Over $100,000            Over $100,000
                     iShares MSCI Emerging Markets Index Fund          $ 10,001-$50,000
                     iShares MSCI Hong Kong Index Fund                 $ 10,001-$50,000
                     iShares MSCI Japan Index Fund                     $ 10,001-$50,000
                     iShares Dow Jones U.S. Consumer Goods Sector      $ 10,001-$50,000
                     Index Fund
                     iShares Russell 1000 Index Fund                   $ 10,001-$50,000
                     iShares S&P Global Telecommunications Sector      $ 10,001-$50,000
                     Index Fund
                     iShares Dow Jones U.S. Technology Sector Index    $      1-$10,000
                     Fund
                     iShares S&P 500 Index Fund                        Over $100,000
Charles A. Hurty     iShares S&P 500 Index Fund                        $ 10,001-$50,000         Over $100,000
                     iShares FTSE/Xinhua China 25 Index Fund           $ 10,001-$50,000
                     iShares Dow Jones Financial Sector Index Fund     $ 10,001-$50,000
                     iShares Dow Jones U.S. Energy Sector Index Fund   $ 10,001-$50,000
                     iShares Dow Jones U.S. Technology Sector Index    $ 10,001-$50,000
                     Fund
                     iShares MSCI EAFE Index Fund                      $ 10,001-$50,000
                     iShares MSCI Japan Index Fund                     $ 10,001-$50,000

                                       23

                                                                                                  AGGREGATE DOLLAR RANGE
                                                                                                OF EQUITY SECURITIES IN ALL
                                                                                                   REGISTERED INVESTMENT
                                                                                                   COMPANIES OVERSEEN BY
                                                                       DOLLAR RANGE OF EQUITY      DIRECTOR IN FAMILY OF
 NAME OF DIRECTOR                         FUND                         SECURITIES IN THE FUND      INVESTMENT COMPANIES
------------------ -------------------------------------------------- ------------------------ ----------------------------
                   iShares Dow Jones Select Dividend Index Fund       $10,001-$50,000
John E. Kerrigan   iShares MSCI Japan Index Fund                      Over $100,000            Over $100,000
                   iShares MSCI Pacific ex-Japan Index Fund           Over $100,000
                   iShares MSCI EAFE Index Fund                       Over $100,000
Robert H. Silver   iShares Dow Jones U.S. Broker-Dealers Index Fund   Over $100,000            Over $100,000
                   iShares MSCI EAFE Index Fund                       Over $100,000
                   iShares S&P 500 Index Fund                         Over $100,000
                   iShares Russell 2000 Index Fund                    Over $100,000

As of December 31, 2007, none of the Directors who are not interested persons
(as defined in the 1940 Act) of the Company ("Independent Directors") or their immediate family members owned beneficially or of record any securities of BGFA
(the Funds' investment adviser), the Distributor or any person controlling, controlled by or under control with BGFA or the Distributor.

COMMITTEES OF THE BOARD OF DIRECTORS.

Each Independent Director serves on the Audit Committee and the Nominating and
Governance Committee of the Board. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Company's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Company; (ii) in its oversight of the
Company's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Company's accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the calendar year ended December 31, 2007.

The Nominating and Governance Committee nominates individuals for Independent
Director membership on the Board. The Nominating and Governance Committee
functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an
Independent Director; (ii) recommending to the Board and current Independent
Directors the nominee(s) for appointment as an Independent Director by the
Board and current Independent Directors and/or for election as Independent
Directors by shareholders to fill any vacancy for a position of Independent
Director(s) on the Board; (iii) recommending to the Board and current
Independent Directors the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv)
recommending a current Independent Director to the Board and current
Independent Directors to serve as Lead Independent Director; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Directors for their services as
Directors and members or chairpersons of committees of the Board. The
Nominating and Governance Committee is not required to consider nominees for the Board who are recommended by shareholders. However, individual shareholder nominees may be considered if the Nominating and Governance Committee deems it appropriate. The Nominating and Governance Committee met four times during the calendar year ended December 31, 2007.

REMUNERATION OF DIRECTORS.  The Company pays each Independent Director and John
Martinez, an Interested Director, an annual fee of $90,000 for meetings of the
Board attended by the Director; also the Company pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's
Lead Independent Director. During the period January 1, 2007 through December
31, 2007, the Company paid each Independent Director and John Martinez, an
Interested Director, an annual fee of $75,000 for meetings of the Board attended by the Director; the Company also paid Charles Hurty an annual fee of
$20,000 for service as the chairperson of the Board's Audit Committee and
George G. C. Parker an annual fee of $25,000 for service as the Board's Lead
Independent Director. The Company

                                       24

also reimburses each Director for travel and other out-of-pocket expenses incurred by him/her in connection with attending Board and Committee meetings.

The table below sets forth the total compensation paid to each Interested
Director for the calendar year ended December 31, 2007:

                                                          PENSION OR
                                    AGGREGATE             RETIREMENT                                         TOTAL
                                  COMPENSATION       BENEFITS ACCRUED AS       ESTIMATED ANNUAL          COMPENSATION
                                    FROM THE           PART OF COMPANY           BENEFITS UPON          FROM THE FUNDS
 NAME OF INTERESTED DIRECTOR         COMPANY             EXPENSES/1/             RETIREMENT/1/        AND FUND COMPLEX/2/
----------------------------     --------------     ---------------------     ------------------     --------------------
Lee T. Kranefuss/3/                  $     0            Not Applicable          Not Applicable             $      0
John E. Martinez                     $75,000            Not Applicable          Not Applicable             $150,000

-------
/1/No Director or officer is entitled to any pension or retirement benefits from the Company.
/2/ Includes compensation for service on the Board of Trustees of iShares
Trust.
/3/Lee Kranefuss was not compensated by the Funds due to his employment with
BGI during the time period reflected in the table.

The table below sets forth the total compensation paid to each Independent
Director for the calendar year ended December 31, 2007:

                                 AGGREGATE              PENSION OR                                       TOTAL
                               COMPENSATION   RETIREMENT BENEFITS ACCRUED AS   ESTIMATED ANNUAL      COMPENSATION
                                 FROM THE             PART OF COMPANY            BENEFITS UPON      FROM THE FUNDS
 NAME OF INDEPENDENT DIRECTOR     COMPANY               EXPENSES/1/              RETIREMENT/1/    AND FUND COMPLEX/2/
----------------------------- -------------- -------------------------------- ------------------ --------------------
Cecilia H. Herbert               $ 75,000             Not Applicable            Not Applicable         $150,000
Charles A. Hurty                 $ 95,000             Not Applicable            Not Applicable         $190,000
John E. Kerrigan                 $ 75,000             Not Applicable            Not Applicable         $150,000
George G.C. Parker               $100,000             Not Applicable            Not Applicable         $200,000
Robert H. Silver*                $ 56,250             Not Applicable            Not Applicable         $112,500

-------
*Appointed to serve as Independent Director of the Company effective March
9, 2007.

1No Director or officer is entitled to any pension or retirement benefits from the Company.

/2/ Includes compensation for service on the Board of Trustees of iShares
Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

The Directors and officers of the Company collectively owned less than 1% of each of the Funds' outstanding shares as of January 31, 2008.

Although the Company does not have information concerning the beneficial ownership of shares held in the names of DTC participants, as of January 31,
2008, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

                                                                           PERCENTAGE
               FUND                                 NAME                  OF OWNERSHIP
---------------------------------- ------------------------------------- -------------
iShares MSCI Australia Index Fund  Citigroup Global Markets Inc.              12.73%
                                   National Financial Services LLC            10.02%
                                   Charles Schwab & Co., Inc.                  9.67%
iShares MSCI Austria Investable    A.G. Edwards & Sons, Inc.                  21.41%
  Market Index Fund                National Financial Services LLC             8.94%
                                   State Street Bank and Trust Company         8.45%
                                   Pershing LLC                                6.56%
                                   Charles Schwab & Co. Inc.                   6.06%

                                       25

Investable Market

                                                                                 PERCENTAGE
               FUND                                    NAME                     OF OWNERSHIP
---------------------------------- ------------------------------------------- -------------
                                   Citigroup Global Markets Inc.                    5.67%
iShares MSCI Belgium Investable    Citigroup Global Markets Inc.                   49.57%
  Market Index Fund                JPMorgan Chase Bank, National Association       11.14%
                                   Bear, Stearns Securities Corp.                   8.98%
iShares MSCI Brazil Index Fund     Brown Brothers Harriman & Co.                   11.86%
                                   Morgan Stanley & Co. Incorporated                9.03%
                                   National Financial Services LLC                  7.97%
                                   Charles Schwab & Co., Inc.                       5.84%
                                   Citibank, N.A.                                   5.56%
                                   The Bank of New York                             5.31%
iShares MSCI Canada Index Fund     Brown Brothers Harriman & Co.                   12.12%
                                   National Financial Services LLC                  8.44%
                                   Charles Schwab & Co., Inc.                       8.41%
                                   The Bank of New York                             7.02%
iShares MSCI Emerging Markets      Charles Schwab & Co., Inc.                       7.76%
  Index Fund
                                   Brown Brothers Harriman & Co.                    7.74%
                                   State Street Bank and Trust Company              7.39%
                                   Northern Trust Company                           5.80%
                                   National Financial Services LLC                  5.49%
iShares MSCI EMU Index Fund        Deutsche Bank Securities Inc./Cedear            27.02%
                                   Brown Brothers Harriman & Co.                   20.52%
                                   Charles Schwab & Co., Inc.                       8.18%
                                   National Financial Services LLC                  5.08%
iShares MSCI France Index Fund     A.G. Edwards & Sons, Inc.                       12.97%
                                   Brown Brothers Harriman & Co.                   11.53%
                                   Citibank, N.A.                                  10.13%
                                   BNP Paribas Securities Corp.                     8.27%
                                   Bear, Sterns Securities Corp.                    5.18%
iShares MSCI Germany Index Fund    Deutsche Bank Securities Inc./Cedear            14.90%
                                   Brown Brothers Harriman & Co.                   12.17%
                                   The Bank of New York                             7.86%
                                   Charles Schwab & Co., Inc.                       7.48%
                                   National Financial Services LLC                  6.45%
iShares MSCI Hong Kong Index Fund  Charles Schwab & Co., Inc.                       9.74%
                                   Brown Brothers Harriman & Co.                    8.69%
                                   Citibank, N.A.                                   7.42%
                                   National Financial Services LLC                  6.83%
                                   Deutsche Bank Securities Inc./Cedear             6.59%
                                   State Street Bank and Trust Company              6.20%

                                       26

                                                                                  PERCENTAGE
                FUND                                    NAME                     OF OWNERSHIP
----------------------------------- ------------------------------------------- -------------
iShares MSCI Italy Index Fund       Bear, Stearns Securities Corp.                   17.58%
                                    Citibank, N.A.                                   15.30%
                                    Brown Brothers Harriman & Co.                    12.83%
                                    Citigroup Global Markets Inc.                     7.16%
                                    Morgan Stanley & Co. Incorporated                 5.55%
iShares MSCI Japan Index Fund       Brown Brothers Harriman & Co.                     9.07%
                                    Charles Schwab & Co., Inc.                        7.99%
                                    The Bank of New York                              7.04%
                                    Merrill Lynch Safekeeping                         7.04%
                                    Goldman, Sachs & Co.                              6.00%
                                    JPMorgan Chase Bank, National Association         5.89%
iShares MSCI Malaysia Index Fund    The Bank of New York                             16.42%
                                    Brown Brothers Harriman & Co.                    12.48%
                                    National Financial Services LLC                   7.62%
                                    Citigroup Global Markets Inc                      6.40%
                                    Charles Schwab & Co., Inc.                        5.96%
iShares MSCI Mexico Investable      Brown Brothers Harriman & Co.                     8.57%
  Market Index Fund                 Morgan Stanley & Co. Incorporated                 8.08%
                                    Citibank, N.A.                                    7.28%
                                    The Bank of New York                              7.25%
                                    BNY/Standard Bank London LTD                      5.84%
iShares MSCI Netherlands Investable A.G. Edwards & Sons, Inc.                        29.83%
  Market Index Fund                 The Bank of New York                              6.10%
iShares MSCI Pacific ex-Japan       Brown Brothers Harriman & Co.                    11.68%
  Index Fund
                                    Charles Schwab & Co., Inc.                        9.09%
                                    National Financial Services LLC                   6.85%
                                    Citibank, N.A.                                    6.38%
                                    The Bank of New York                              5.44%
iShares MSCI Singapore Index Fund   Brown Brothers Harriman & Co.                    12.42%
                                    Charles Schwab & Co., Inc.                        9.85%
                                    National Financial Services LLC                   9.71%
                                    Citibank, N.A.                                    7.57%
                                    Pershing LLC                                      6.29%
iShares MSCI South Africa Index     State Street Bank and Trust Company              14.52%
  Fund
                                    A.G. Edwards & Sons, Inc.                        12.50%
                                    Brown Brothers Harriman & Co.                    10.19%
iShares MSCI South Korea Index Fund Brown Brothers Harriman & Co.                    11.80%
                                    Morgan Stanley & Co. Incorporated                10.15%
                                    The Bank of New York                              8.98%
                                    Citigroup Global Markets Inc.                     7.59%

                                       27

                                                                                         PERCENTAGE
                FUND                                       NAME                         OF OWNERSHIP
----------------------------------- -------------------------------------------------- -------------
                                    State Street Bank and Trust Company                     6.04%
                                    National Financial Services LLC                         5.98%
                                    Bear, Stearns Securities Corp.                          5.30%
iShares MSCI Spain Index Fund       Citigroup Global Markets Inc.                          25.23%
                                    A.G. Edwards & Sons                                    11.78%
                                    The Bank of New York                                    9.71%
                                    Goldman, Sachs & Co.                                    5.47%
                                    Morgan Stanley & Co. Incorporated                       5.37%
                                    Brown Brothers Harriman & Co.                           5.26%
iShares MSCI Sweden Index Fund      Bear, Stearns Securities Corp.                         10.11%
                                    JP Morgan Chase Bank, National Association              9.65%
                                    Citibank, N.A.                                          8.50%
                                    National Financial Services LLC                         7.49%
                                    Charles Schwab & Co., Inc.                              6.69%
                                    Citigroup Global Markets Inc.                           6.61%
                                    Pershing LLC                                            5.56%
iShares MSCI Switzerland Index Fund Brown Brothers Harriman & Co.                          14.93%
                                    The Bank of New York                                   10.29%
                                    National Financial Services LLC                         7.31%
                                    Barclays Global Investors, N.A./Investors Bank &        6.15%
                                    Trust Company
                                    Merrill Lynch Safekeeping                               6.04%
                                    Charles Schwab & Co., Inc.                              5.57%
iShares MSCI Taiwan Index Fund      Brown Brothers Harriman & Co.                          16.92%
                                    The Bank of New York                                   15.03%
                                    JP Morgan Chase Bank, National Association              6.97%
                                    Morgan Stanley & Co. Incorporated                       6.65%
iShares MSCI United Kingdom Index   Deutsche Bank Securities Inc./Cedear                   14.11%
  Fund
                                    Citigroup Capital Markets Inc.                         13.15%
                                    Brown Brothers Harriman & Co.                          10.48%

Investment Advisory, Administrative and Distribution Services
INVESTMENT ADVISER.
 BGFA serves as investment adviser to each Fund pursuant to an Investment
Advisory Agreement between the Company and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

For its investment advisory services to the iShares MSCI Brazil Index Fund,
iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund and
iShares MSCI Taiwan Index Fund, BGFA is entitled to receive a management fee from each Fund based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares
MSCI Chile Investable Market Index Fund, iShares Israel Capped Investable Market
Index Fund, iShares Thailand Investable Market Index Fund and iShares Turkey
Investable Market Index Fund, which are offered in separate SAIs) as follows:
0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over
$4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus
0.51% per annum of the aggregate net assets in excess of $16.0 billion.  For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund,
BGFA is paid a management fee based on a percentage of the Fund's average daily net assets at an annual rate of 0.50%. For its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA is entitled to receive a management fee from each Fund based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund and iShares MSCI BRIC
Index Fund, which are offered in separate SAIs) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion. For its investment advisory services to the iShares MSCI Australia
Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI
Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares
MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index
Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares
MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico
Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index
Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares
MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI
United Kingdom Index Fund, BGFA is entitled to receive a management fee from the
Fund based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Japan Small
Cap Index Fund, which is offered in a separate SAIs) as follows:  0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54%
per annum of the aggregate net assets over $7.0 billion, up to and including
$11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus
0.40% per annum of the aggregate net assets in excess of $48.0 billion.

                                       28

Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Company's Board and in conformity with the stated investment policies of each Fund, manages and administers the Company and the investment of each
Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.
For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund's average net assets)
listed below:

                                                                              MANAGEMENT        MANAGEMENT        MANAGEMENT
                                                                               FEES PAID         FEES PAID        FEES PAID
                                                                              FOR FISCAL        FOR FISCAL        FOR FISCAL
                                                                 FUND         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                              MANAGEMENT      INCEPTION       AUGUST 31,        AUGUST 31,        AUGUST 31,
FUND                                              FEE            DATE            2007              2006              2005
------------------------------------------   ------------    -----------    --------------    --------------    -------------
iShares MSCI Australia Index Fund                 0.51%       03/12/96       $  5,418,181      $ 2,886,094       $ 1,684,365
iShares MSCI Austria Investable Market            0.51%       03/12/96       $  2,601,711      $ 1,657,316       $   891,196
  Index Fund
iShares MSCI Belgium Investable Market            0.51%       03/12/96       $  1,332,129      $   479,965       $   298,236
  Index Fund
iShares MSCI Brazil Index Fund                    0.68%       07/10/00       $ 21,514,644      $11,373,859       $ 2,897,738
iShares MSCI Canada Index Fund                    0.52%       03/12/96       $  5,946,553      $ 4,487,238       $ 1,934,001
iShares MSCI Emerging Markets                     0.74%       04/07/03       $114,234,720      $81,638,096       $31,573,428
  Index Fund
iShares MSCI EMU Index Fund                       0.51%       07/25/00       $ 12,839,319      $ 6,044,452       $ 2,700,971
iShares MSCI France Index Fund                    0.51%       03/12/96       $  1,269,129      $   615,785       $   360,949
iShares MSCI Germany Index Fund                   0.51%       03/12/96       $  6,219,398      $ 3,393,583       $   966,395
iShares MSCI Hong Kong Index Fund                 0.52%       03/12/96       $  6,192,082      $ 4,007,032       $ 3,327,704
iShares MSCI Italy Index Fund                     0.52%       03/12/96       $  1,055,455      $   454,018       $   211,190
iShares MSCI Japan Index Fund                     0.52%       03/12/96       $ 70,930,669      $67,470,595       $36,714,546
iShares MSCI Malaysia Index Fund                  0.51%       03/12/96       $  3,843,835      $ 2,225,756       $ 1,738,119
iShares MSCI Mexico Investable Market             0.51%       03/12/96       $  6,123,156      $ 2,439,770       $ 1,265,701
  Index Fund
iShares MSCI Netherlands Investable Market        0.51%       03/12/96       $  1,140,068      $   475,006       $   269,795
  Index Fund
iShares MSCI Pacific ex-Japan                     0.50%       10/25/01       $ 14,285,783      $ 9,175,781       $ 5,536,961
  Index Fund
iShares MSCI Singapore Index Fund                 0.51%       03/21/96       $  7,038,174      $ 2,583,523       $ 1,132,585
iShares MSCI South Africa Index                   0.68%       02/03/03       $  2,554,012      $ 2,039,466       $   959,383
  Fund
iShares MSCI South Korea Index Fund               0.68%       05/09/00       $ 12,507,997      $10,213,486       $ 3,815,173
iShares MSCI Spain Index Fund                     0.51%       03/12/96       $  2,757,796      $   564,200       $   343,145

                                       29

                                                                        MANAGEMENT        MANAGEMENT       MANAGEMENT
                                                                         FEES PAID         FEES PAID        FEES PAID
                                                                        FOR FISCAL        FOR FISCAL       FOR FISCAL
                                                           FUND         YEAR ENDED        YEAR ENDED       YEAR ENDED
                                        MANAGEMENT      INCEPTION       AUGUST 31,        AUGUST 31,       AUGUST 31,
FUND                                        FEE            DATE            2007              2006             2005
-----------------------------------    ------------    -----------    --------------    --------------    ------------
iShares MSCI Sweden Index Fund              0.51%       03/12/96       $ 2,071,508       $   601,452       $  315,269
iShares MSCI Switzerland Index Fund         0.51%       03/12/96       $ 1,413,051       $   743,036       $  330,809
iShares MSCI Taiwan Index Fund              0.68%       06/20/00       $15,295,138       $11,442,524       $5,030,229
iShares MSCI United Kingdom Index           0.51%       03/12/96       $ 5,507,753       $ 3,483,995       $2,930,931
  Fund

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund are terminable without penalty on 60 days' notice by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days' notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Company but (ii) do not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Company without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Company. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed BGFA or its affiliates would consider performing additional services for the
Company. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA or its affiliates might offer to provide additional services.

BGFA and/or BGI may pay certain broker-dealers and intermediaries for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. BGFA and/or BGI may also pay broker-dealers or intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange traded products in general.  Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients.  These amounts, which may be significant, are paid by BGFA and/or
BGI from their own resources and not from the assets of the Funds.

PORTFOLIO MANAGERS.  The individuals named as Portfolio Managers in a Fund's prospectus were also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts in addition to the Funds, as indicated in the tables below as of
August 31, 2007:

DIANE HSIUNG
TYPES OF ACCOUNTS                           NUMBER              TOTAL ASSETS
----------------------------------     ----------------     -------------------
Registered Investment Companies               24             $311,024,000,000
Other Pooled Investment Vehicles               1             $    235,000,000
Other Accounts                                 5             $  1,365,000,000
Accounts with Incentive-Based Fee             N/A                   N/A
  Arrangements

GREG SAVAGE
TYPES OF ACCOUNTS                      NUMBER          TOTAL ASSETS
---------------------------------     --------     -------------------
Registered Investment Companies         124         $311,024,000,000
Other Pooled Investment Vehicles          1         $    235,000,000
Other Accounts                            6         $  1,365,000,000

                                       30

GREG SAVAGE
TYPES OF ACCOUNTS                       NUMBER       TOTAL ASSETS
----------------------------------     --------     -------------
Accounts with Incentive-Based Fee        N/A             N/A
  Arrangements

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or through a representative sampling of the securities that constitute those indexes based on objective criteria and data. The Portfolio
Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds seeking such investment opportunity. As a consequence, from time to time the Funds may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Funds, the other portfolios or accounts managed by the Portfolio
Managers generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest that may result in the Portfolio Manager's favoring those portfolios or accounts with incentive-based fee arrangements.

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of August 31, 2007:

DIANE HSIUNG
                                            NUMBER OF OTHER
                                             ACCOUNTS WITH               AGGREGATE
TYPES OF ACCOUNTS                      PERFORMANCE FEES MANAGED       OF TOTAL ASSETS
---------------------------------     --------------------------     ----------------
Registered Investment Companies                  N/A                       N/A
Other Pooled Investment Vehicles                 N/A                       N/A
Other Accounts                                   N/A                       N/A

GREG SAVAGE
                                            NUMBER OF OTHER
                                             ACCOUNTS WITH               AGGREGATE
TYPES OF ACCOUNTS                      PERFORMANCE FEES MANAGED       OF TOTAL ASSETS
---------------------------------     --------------------------     ----------------
Registered Investment Companies                  N/A                       N/A
Other Pooled Investment Vehicles                 N/A                       N/A
Other Accounts                                   N/A                       N/A

As of August 31, 2007, with respect to all Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, the Portfolio
Managers receive a salary and are eligible to receive an annual bonus. Each
Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio
Manager's title, scope of responsibilities, experience and knowledge. The
Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio

                                       31

Manager's business unit, and an assessment of the Portfolio Manager's individual performance. The Portfolio Manager's salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a
Portfolio Manager satisfied the requirements for being part of a "select group of management or highly compensated employees (within the meaning of ERISA
Section 401(a))" as so specified under the terms of BGI's Compensation Deferral
Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays
Global Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the
Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of August 31, 2007, the Portfolio Managers beneficially owned shares of the
Funds in the amounts reflected in the following tables:

DIANE HSIUNG
                                                                                 DOLLAR RANGE
                                            --------------------------------------------------------------------------------------
                                                                       $10,001       $50,001      $100,001      $500,001      OVER
                                             NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                        ------    ------------    ---------    ----------    ----------    ----------    -----
iShares MSCI Australia Index Fund              X
iShares MSCI Austria Investable Market                                    X
  Index Fund
iShares MSCI Belgium Investable Market         X
  Index Fund
iShares MSCI Brazil Index Fund                 X
iShares MSCI Canada Index Fund                 X
iShares MSCI Emerging Markets                  X
  Index Fund
iShares MSCI EMU Index Fund                    X
iShares MSCI France Index Fund                 X
iShares MSCI Germany Index Fund                X
iShares MSCI Hong Kong Index Fund              X
iShares MSCI Italy Index Fund                  X
iShares MSCI Japan Index Fund                  X
iShares MSCI Malaysia Index Fund               X
iShares MSCI Mexico Investable Market          X
  Index Fund
iShares MSCI Netherlands Investable Market     X
  Index Fund
iShares MSCI Pacific ex-Japan                  X
  Index Fund
iShares MSCI Singapore Index Fund              X
iShares MSCI South Africa Index                X
  Fund
iShares MSCI South Korea Index Fund                         X
iShares MSCI Spain Index Fund                  X
iShares MSCI Sweden Index Fund                 X
iShares MSCI Switzerland Index Fund            X
iShares MSCI Taiwan Index Fund                 X
iShares MSCI United Kingdom Index              X
  Fund

                                       32

GREG SAVAGE
                                                                                 DOLLAR RANGE
                                            --------------------------------------------------------------------------------------
                                                                       $10,001       $50,001      $100,001      $500,001      OVER
                                             NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                        ------    ------------    ---------    ----------    ----------    ----------    -----
iShares MSCI Australia Index Fund              X
iShares MSCI Austria Investable Market         X
  Index Fund
iShares MSCI Belgium Investable Market         X
  Index Fund
iShares MSCI Brazil Index Fund                 X
iShares MSCI Canada Index Fund                              X
iShares MSCI Emerging Markets                                             X
  Index Fund
iShares MSCI EMU Index Fund                    X
iShares MSCI France Index Fund                 X
iShares MSCI Germany Index Fund                X
iShares MSCI Hong Kong Index Fund              X
iShares MSCI Italy Index Fund                  X
iShares MSCI Japan Index Fund                  X
iShares MSCI Malaysia Index Fund               X
iShares MSCI Mexico Investable Market          X
  Index Fund
iShares MSCI Netherlands Investable Market     X
  Index Fund
iShares MSCI Pacific ex-Japan                  X
  Index Fund
iShares MSCI Singapore Index Fund              X
iShares MSCI South Africa Index                X
  Fund
iShares MSCI South Korea Index Fund            X
iShares MSCI Spain Index Fund                  X
iShares MSCI Sweden Index Fund                 X
iShares MSCI Switzerland Index Fund            X
iShares MSCI Taiwan Index Fund                 X
iShares MSCI United Kingdom Index              X
  Fund

CODES OF ETHICS.  The Company, BGFA and the Distributor have adopted Codes of
Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the
Funds. The Codes of Ethics are on public file with, and are available from, the
SEC.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT.  State Street Bank and Trust
Company ("State Street") serves as administrator, custodian and transfer agent for the Funds. State Street's principal address is 200 Clarendon Street,
Boston, MA 02116. Pursuant to an Administration Agreement with the Company,
State Street provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the
Company and each Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services.
Pursuant to a custodian agreement with the Company, State Street maintains in separate accounts cash, securities and other assets of the Company and each
Fund, keeps all necessary accounts and records and provides other services.
State Street is required, upon the order of the Company, to deliver securities held by State Street and to make payments for securities purchased by the
Company for each Fund. Also, pursuant to a delegation agreement with the Trust,
State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a
Transfer Agency and Service Agreement with the Company, State Street acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Company. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the
iShares MSCI Singapore Index Fund directly and by BGFA from its management fee for all Funds other than iShares MSCI Singapore Index Fund.

                                       33

The following table sets forth the administration, transfer agency and custodian expenses of each Fund for the periods noted below:

                                                                    CUSTODY,               CUSTODY,               CUSTODY,
                                                                 ADMINISTRATION,        ADMINISTRATION,       ADMINISTRATION,
                                                                 TRANSFER AGENCY        TRANSFER AGENCY       TRANSFER AGENCY
                                                                    EXPENSES               EXPENSES               EXPENSES
                                                                   PAID DURING            PAID DURING           PAID DURING
                                                   FUND            FISCAL YEAR            FISCAL YEAR           FISCAL YEAR
                                                INCEPTION       ENDED AUGUST 31,       ENDED AUGUST 31,       ENDED AUGUST 31,
FUND                                               DATE               2007                   2006                   2005
------------------------------------------     -----------     ------------------     ------------------     -----------------
iShares MSCI Australia Index Fund               03/12/96           $  266,529             $  150,869             $  124,478
iShares MSCI Austria Investable Market          03/12/96           $  161,631             $  112,148             $   69,922
  Index Fund
iShares MSCI Belgium Investable Market          03/12/96           $   60,170             $   27,553             $   23,452
  Index Fund
iShares MSCI Brazil Index Fund                  07/10/00           $5,102,401             $2,905,664             $  701,615
iShares MSCI Canada Index Fund                  03/12/96           $  135,281             $  123,094             $   75,004
iShares MSCI Emerging Markets                   04/07/03           $5,707,078             $4,669,932             $2,182,043
  Index Fund
iShares MSCI EMU Index Fund                     07/25/00           $  508,751             $  273,106             $  174,024
iShares MSCI France Index Fund                  03/12/96           $   72,818             $   53,830             $   35,604
iShares MSCI Germany Index Fund                 03/12/96           $  168,144             $  103,850             $   43,872
iShares MSCI Hong Kong Index Fund               03/12/96           $  188,508             $  129,584             $  153,483
iShares MSCI Italy Index Fund                   03/12/96           $   46,124             $   23,520             $   17,473
iShares MSCI Japan Index Fund                   03/12/96           $1,047,176             $1,289,942             $1,065,863
iShares MSCI Malaysia Index Fund                03/12/96           $  577,302             $  324,031             $  272,377
iShares MSCI Mexico Investable Market           03/12/96           $  652,627             $  264,467             $  144,004
  Index Fund
iShares MSCI Netherlands Investable Market      03/12/96           $   42,313             $   22,455             $   18,363
  Index Fund
iShares MSCI Pacific ex-Japan                   10/25/01           $  711,922             $  485,576             $  381,149
  Index Fund
iShares MSCI Singapore Index Fund               03/12/96           $  753,276             $  273,375             $  156,637
iShares MSCI South Africa Index                 02/03/03           $  181,744             $  161,664             $   87,883
  Fund
iShares MSCI South Korea Index Fund             05/09/00           $1,485,700             $1,228,569             $  481,920
iShares MSCI Spain Index Fund                   03/12/96           $  116,348             $   30,141             $   22,805
iShares MSCI Sweden Index Fund                  03/12/96           $   94,767             $   39,219             $   27,529
iShares MSCI Switzerland Index Fund             03/12/96           $   63,264             $   38,265             $   22,281
iShares MSCI Taiwan Index Fund                  06/20/00           $2,523,403             $1,880,480             $  833,718
iShares MSCI United Kingdom Index               03/12/96           $  105,612             $   84,541             $   96,550
  Fund

DISTRIBUTOR.  The Distributor's principal address is One Freedom Valley Drive,
Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Company pursuant to which it distributes shares of each Fund. The
Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described in the applicable
Prospectus and below in the PURCHASE AND ISSUANCE OF CREATION UNITS section.
Shares in less than Creation Units are not distributed by the Distributor. The
Distributor will deliver the applicable Prospectus and, upon request, the SAI to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and a member of the Financial Industry Regulatory
Authority ("FINRA").

The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the
Independent Directors, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution
Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers
("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), Depository Trust Company ("DTC") participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

                                       34

The following table sets forth the compensation paid by BGFA to the Distributor for certain services, not primarily intended to result in the sale of Fund shares, provided to each Fund during the periods noted below:

                                                              COMPENSATION       COMPENSATION       COMPENSATION
                                                               PAID DURING        PAID DURING       PAID DURING
                                                               FISCAL YEAR        FISCAL YEAR       FISCAL YEAR
                                                 FUND             ENDED              ENDED             ENDED
                                              INCEPTION        AUGUST 31,         AUGUST 31,         AUGUST 31,
FUND                                             DATE             2007               2006               2005
-----------------------------------------    -----------     --------------     --------------     -------------
iShares MSCI Australia Index Fund             03/12/96           $50,592            $38,571           $37,659
iShares MSCI Austria Investable Market        03/12/96           $50,592            $38,571           $37,659
  Index Fund
iShares MSCI Belgium Investable Market        03/12/96           $50,592            $38,571           $37,659
  Index Fund
iShares MSCI Brazil Index Fund                07/10/00           $50,592            $38,571           $37,659
iShares MSCI Canada Index Fund                03/12/96           $50,592            $38,571           $37,659
iShares MSCI Emerging Markets                 04/07/03           $50,592            $38,571           $37,659
  Index Fund
iShares MSCI EMU Index Fund                   07/25/00           $50,592            $38,571           $37,659
iShares MSCI France Index Fund                03/12/96           $50,592            $38,571           $37,659
iShares MSCI Germany Index Fund               03/12/96           $50,592            $38,571           $37,659
iShares MSCI Hong Kong Index Fund             03/12/96           $50,592            $38,571           $37,659
iShares MSCI Italy Index Fund                 03/12/96           $50,592            $38,571           $37,659
iShares MSCI Japan Index Fund                 03/12/96           $50,592            $38,571           $37,659
iShares MSCI Malaysia Index Fund              03/12/96           $50,592            $38,571           $37,659
iShares MSCI Mexico Investable Market         03/12/96           $50,592            $38,571           $37,659
  Index Fund
iShares MSCI Netherlands Investable Market    03/12/96           $50,592            $38,571           $37,659
  Index Fund
iShares MSCI Pacific ex-Japan                 10/25/01           $50,592            $38,571           $37,659
  Index Fund
iShares MSCI Singapore Index Fund             03/12/96           $50,592            $38,571           $37,659
iShares MSCI South Africa Index               02/03/03           $50,592            $38,571           $37,659
  Fund
iShares MSCI South Korea Index Fund           05/09/00           $50,592            $38,571           $37,659
iShares MSCI Spain Index Fund                 03/12/96           $50,592            $38,571           $37,659
iShares MSCI Sweden Index Fund                03/12/96           $50,592            $38,571           $37,659
iShares MSCI Switzerland Index Fund           03/12/96           $50,592            $38,571           $37,659
iShares MSCI Taiwan Index Fund                06/20/00           $50,592            $38,571           $37,659
iShares MSCI United Kingdom Index             03/12/96           $50,592            $38,571           $37,659
  Fund

INDEX PROVIDER. Each Fund is based upon a particular index compiled by MSCI.
MSCI is not affiliated with the Funds or with BGI or BGI's affiliates. Each
Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with MSCI. BGI has provided the applicable sub-licenses to the Funds without charge.

                                       35

Brokerage Transactions
BGFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances.
BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Company has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The table below sets forth the brokerage commissions paid by each Fund for the periods noted. Any differences in brokerage commissions paid by a Fund from year to year are due to increases or decreases in that Fund's assets over those periods:

                                                                 COMMISSIONS            COMMISSIONS           COMMISSIONS
                                                                 PAID DURING            PAID DURING           PAID DURING
                                                 FUND            FISCAL YEAR            FISCAL YEAR           FISCAL YEAR
                                              INCEPTION       ENDED AUGUST 31,       ENDED AUGUST 31,       ENDED AUGUST 31,
FUND                                             DATE               2007                   2006                   2005
------------------------------------------   -----------     ------------------     ------------------     -----------------
iShares MSCI Australia Index Fund             03/12/96           $  150,264             $   44,501              $ 50,149
iShares MSCI Austria Investable Market        03/12/96           $  224,572             $  114,016              $ 42,998
  Index Fund
iShares MSCI Belgium Investable Market        03/12/96           $   72,646             $   31,534              $ 13,256
  Index Fund
iShares MSCI Brazil Index Fund                07/10/00           $  626,251             $  408,983              $115,463
iShares MSCI Canada Index Fund                03/12/96           $  251,510             $  113,719              $ 52,554
iShares MSCI Emerging Markets                 04/07/03           $2,129,900             $2,250,437              $893,470
  Index Fund
iShares MSCI EMU Index Fund                   07/25/00           $  129,208             $   97,602              $ 24,066
iShares MSCI France Index Fund                03/12/96           $   13,158             $    9,883              $  2,487
iShares MSCI Germany Index Fund               03/12/96           $   52,232             $   27,122              $  7,753
iShares MSCI Hong Kong Index Fund             03/12/96           $   70,338             $   28,227              $ 23,840
iShares MSCI Italy Index Fund                 03/12/96           $   33,919             $   13,882              $  4,837
iShares MSCI Japan Index Fund                 03/12/96           $  249,884             $  287,796              $118,468
iShares MSCI Malaysia Index Fund              03/12/96           $  365,787             $   68,670              $ 41,354
iShares MSCI Mexico Investable Market         03/12/96           $  324,446             $  100,531              $ 41,173
  Index Fund
iShares MSCI Netherlands Investable Market    03/12/96           $   33,790             $   20,106              $  4,875
  Index Fund
iShares MSCI Pacific ex-Japan                 10/25/01           $  489,046             $  174,011              $209,879
  Index Fund
iShares MSCI Singapore Index Fund             03/12/96           $  260,531             $   75,315              $ 33,920
iShares MSCI South Africa Index               02/03/03           $   92,616             $   47,934              $ 43,582
  Fund
iShares MSCI South Korea Index Fund           05/09/00           $  124,150             $  368,333              $ 66,985
iShares MSCI Spain Index Fund                 03/12/96           $   82,292             $   11,832              $  7,477
iShares MSCI Sweden Index Fund                03/12/96           $   57,105             $   19,186              $  4,724
iShares MSCI Switzerland Index Fund           03/12/96           $   22,495             $   22,527              $  5,080
iShares MSCI Taiwan Index Fund                06/20/00           $  463,491             $  338,064              $100,258
iShares MSCI United Kingdom Index             03/12/96           $   77,455             $   37,167              $ 27,149
  Fund

The following table sets forth the names of the Funds' "regular broker dealers," as defined under the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Funds invest, together with the market value of each investment as of the applicable
Fund's most recently completed fiscal year:

                                       36

                                  FISCAL                                       MARKET VALUE
FUND                             YEAR END  ISSUER                              OF INVESTMENT
------------------------------- ---------- ---------------------------------- --------------
MSCI EMU Index Fund               8/31     Deutsche Bank AG                    $40,321,971
                                           Societe Generale                     37,390,879
MSCI France Index Fund            8/31     Societe Generale                     19,260,227
MSCI Germany Index Fund           8/31     Deutsche Bank AG                     91,429,233
MSCI Switzerland Index Fund       8/31     UBS AG                               29,748,534
                                           Credit Suisse Group                  14,891,448
MSCI United Kingdom Index Fund    8/31     HSBC Holdings PLC                    76,978,886
                                           Royal Bank of Scotland Group PLC     39,823,099

The Company will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

None of the Funds paid any brokerage commissions to Barclays Global Investor
Services, an affiliate of BGFA, and a subsidiary of BGI, during the fiscal year ended August 31, 2007.

The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BGFA may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BGFA, in conformity with the
1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover may vary from period to period and high turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The table below sets forth the portfolio turnover rates of each Fund for the periods noted:

                                             FISCAL YEAR           FISCAL YEAR
                                                ENDED                 ENDED
FUND                                       AUGUST 31, 2007       AUGUST 31, 2006
--------------------------------------    -----------------     ----------------
iShares MSCI Australia Index Fund                 10%                   7%
iShares MSCI Austria Investable Market            21%                  32%
  Index Fund
iShares MSCI Belgium Investable Market            12%                  10%
  Index Fund
iShares MSCI Brazil Index Fund                    22%                  15%
iShares MSCI Canada Index Fund                     8%                  20%
iShares MSCI Emerging Markets                      5%                  12%
  Index Fund
iShares MSCI EMU Index Fund                        5%                   8%
iShares MSCI France Index Fund                     6%                  10%
iShares MSCI Germany Index Fund                    4%                  12%
iShares MSCI Hong Kong Index Fund                  9%                  10%
iShares MSCI Italy Index Fund                     16%                  15%
iShares MSCI Japan Index Fund                      3%                   8%
iShares MSCI Malaysia Index Fund                  87%                  60%

                                       37

                                            FISCAL YEAR           FISCAL YEAR
                                               ENDED                 ENDED
FUND                                      AUGUST 31, 2007       AUGUST 31, 2006
-------------------------------------    -----------------     ----------------
iShares MSCI Mexico Investable Market            14%                  12%
  Index Fund
iShares MSCI Netherlands Investable               8%                  17%
  Market Index Fund
iShares MSCI Pacific ex-Japan                    11%                   8%
  Index Fund
iShares MSCI Singapore Index Fund                 8%                   6%
iShares MSCI South Africa Index                   8%                   7%
  Fund
iShares MSCI South Korea Index Fund              20%                  47%
iShares MSCI Spain Index Fund                    12%                   6%
iShares MSCI Sweden Index Fund                    7%                  14%
iShares MSCI Switzerland Index Fund               5%                  11%
iShares MSCI Taiwan Index Fund                   35%                  29%
iShares MSCI United Kingdom Index                 8%                  10%
  Fund

Additional Information Concerning the Company

CAPITAL STOCK.  The Company currently is comprised of 30 series referred to as funds. Each series issues shares of common stock, par value $0.001 per share.
The Company has authorized and/issued each Fund as separate series of capital stock. The Company has authorized for issuance, but is not currently offering for sale to the public, two additional series of shares of common stock. The
Board may designate additional series of common stock and classify shares of a particular series into one or more classes of that series. The Amended and
Restated Articles of Incorporation confers upon the Board of Directors the power to establish the number of shares which constitute a Creation Units or by resolution, restrict the redemption right to Creation Units.

Each share issued by a Fund has a pro rata interest in the assets of that Fund.
The Company is currently authorized to issue 16.35 billion shares of common stock. The following number of shares is currently authorized for each Fund: the
iShares MSCI Australia Index Fund, 127.8 million shares; the iShares MSCI
Austria Investable Market Index Fund, 100 million shares; the iShares MSCI
Belgium Investable Market Index Fund, 136.2 million shares; the iShares MSCI
Brazil Index Fund, 500 million shares; the iShares MSCI BRIC Index Fund, 500 million shares; the iShares MSCI Canada Index Fund, 340.2 million shares; the
iShares MSCI Chile Investable Market Index Fund, 200 million shares; the iShares
MSCI Emerging Markets Index Fund, 1 billion shares; the iShares MSCI EMU Index
Fund, 1 billion shares; the iShares MSCI France Index Fund, 340.2 million shares; the iShares MSCI Germany Index Fund, 382.2 million shares; the iShares
MSCI Hong Kong Index Fund, 250 million shares; the iShares MSCI Israel Capped
Investable Market Index Fund, 500 million; the iShares MSCI Italy Index Fund,
63.6 million shares; the iShares MSCI Japan Index Fund, 2,124.6 million shares;
the iShares MSCI Japan Small Cap Index Fund, 500 million shares; the iShares
MSCI Malaysia Index Fund, 300 million shares; the iShares MSCI Mexico Investable
Market Index Fund, 255 million shares; the iShares MSCI Netherlands Investable
Market Index Fund, 255 million shares; the iShares MSCI Pacific ex-Japan Index
Fund, 1 billion shares; the iShares MSCI Singapore Index Fund, 300 million shares; the iShares MSCI South Africa Index Fund, 400 million shares; the
iShares MSCI South Korea Index Fund, 200 million shares; the iShares MSCI Spain
Index Fund, 127.8 million shares; the iShares MSCI Sweden Index Fund, 63.6 million shares; the iShares MSCI Switzerland Index Fund, 318.625 million shares;
the iShares MSCI Taiwan Index Fund, 400 million shares; the iShares MSCI
Thailand Investable Market Index Fund, 200 million; the iShares MSCI Turkey
Investable Market Index Fund, 200 million; and the iShares MSCI United Kingdom
Index Fund, 934.2 million shares. Fractional shares will not be issued. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation. Shareholders are entitled to require the Company to redeem Creation Units of their shares. The
Articles of Incorporation confer upon the Board the power, by resolution, to alter the number of shares constituting a Creation Unit or to specify that shares of common stock of the Company may be individually redeemable.

Each share has one vote with respect to matters upon which a stockholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and the Maryland General Corporation Law. Stockholders
have no cumulative voting rights with respect to their shares. Shares of all
Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund or, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Shareholders may make inquiries by writing to the Company, SEI Investments
Distribution Co., One Freedom Valley Drive, Oaks, PA 19456.

                                       38

Under Maryland law, the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. The policy of the
Company is not to hold an annual meeting of stockholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Maryland law, Directors of the Company may
be removed by vote of the stockholders.

Following the creation of the initial Creation Units of a Fund and immediately prior to the commencement of trading in such Fund's shares, a holder of shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more stockholders may remain a control person of the Fund.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgating thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Directors of a Fund and beneficial owners of 10% of the shares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

TERMINATION OF THE COMPANY OR A FUND.  The Company or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Company or such Fund entitled to vote on termination.
Although the shares are not automatically redeemable upon the occurrence of any specific event, the Company's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation
Unit. In the event of a termination of the Company or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Company may make redemptions in kind, for cash or for a combination of cash or securities.

DTC AS SECURITIES DEPOSITORY FOR SHARES OF THE FUNDS.  Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC
Participants, thereby eliminating the need for physical movement of securities'
certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the FINRA.
Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect
Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect
Participants and persons holding interests through DTC Participants and
Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC
Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the
DTC Participant a written confirmation relating to their purchase of shares.
The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Conveyance of all notices, statements and other communications to Beneficial
Owners is effected as follows. Pursuant to the Depositary Agreement between the
Company and DTC, DTC is required to make available to the Company, upon request and for a fee to be charged to the Company, a listing of the shares of each
Fund held by each DTC Participant. The Company shall inquire of each such DTC
Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Company shall provide each such
DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial
Owners. In addition, the Company shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Funds. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts

                                       39

proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to
Indirect Participants and Beneficial Owners of shares held through such DTC
Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such
DTC Participants.

The Company has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Funds at any time by giving reasonable notice to the Company and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Company shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Purchase and Issuance of Creation Units
GENERAL.  The Company issues and sells shares of each Fund only in Creation
Units on a continuous basis through the Distributor, without a sales load, at the Fund's NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. The following table sets forth the number of iShares of a Fund that constitute a Creation Unit for such Fund and the value of such Creation Unit as of September 30, 2007:

                                                                   VALUE PER
                                                SHARES PER          CREATION
FUND                                          CREATION UNIT       UNIT ($U.S.)
------------------------------------------   ---------------     -------------
iShares MSCI Australia Index Fund                200,000          $ 6,346,000
iShares MSCI Austria Investable Market           100,000          $ 3,765,000
  Index Fund
iShares MSCI Belgium Investable Market            40,000          $ 1,058,800
  Index Fund
iShares MSCI Brazil Index Fund                    50,000          $ 3,700,500
iShares MSCI Canada Index Fund                   100,000          $ 3,278,000
iShares MSCI Emerging Markets                    150,000          $22,407,000
  Index Fund
iShares MSCI EMU Index Fund                       50,000          $ 6,043,000
iShares MSCI France Index Fund                   200,000          $ 7,680,000
iShares MSCI Germany Index Fund                  300,000          $10,368,000
iShares MSCI Hong Kong Index Fund                 75,000          $ 1,581,000
iShares MSCI Italy Index Fund                    150,000          $ 5,226,000
iShares MSCI Japan Index Fund                    600,000          $ 8,634,000
iShares MSCI Malaysia Index Fund                  75,000          $   892,500
iShares MSCI Mexico Investable Market            100,000          $ 5,827,000
  Index Fund
iShares MSCI Netherlands Investable Market        50,000          $ 1,601,000
  Index Fund
iShares MSCI Pacific ex-Japan                    100,000          $16,588,000
  Index Fund
iShares MSCI Singapore Index Fund                100,000          $ 1,483,000
iShares MSCI South Africa Index                   50,000          $ 6,642,000
  Fund
iShares MSCI South Korea Index Fund               50,000          $ 3,418,000
iShares MSCI Spain Index Fund                     75,000          $ 4,560,750
iShares MSCI Sweden Index Fund                    75,000          $ 2,772,000
iShares MSCI Switzerland Index Fund              125,000          $ 3,352,500
iShares MSCI Taiwan Index Fund                   200,000          $ 3,390,000
iShares MSCI United Kingdom Index                200,000          $ 5,120,000
  Fund

The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund of the Company, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines)
to an amount that falls outside the range deemed desirable by the Board.

A "Business Day" with respect to each Fund is any day on which the Listing
Exchange is open for business. As of the date of this SAI, each Listing
Exchange observes the following holidays, as observed: New Year's Day, Dr.
Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day
(observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                       40

FUND DEPOSIT.  The consideration for purchase of Creation Units of a Fund
(except for the iShares MSCI Brazil Index Fund, iShares MSCI Malaysia Index
Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund,
which are currently offered in their iShares Creation Units solely for cash)
generally consists of the in kind deposit of a designated portfolio of equity securities (the "Deposit Securities"), an optimized representation of the securities of a Fund's Underlying Index and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component
constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per
Creation Unit) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the
Authorized Participant that purchased the Creation Unit.

BGFA makes available through the National Securities Clearing Corporation
("NSCC") on each Business Day, prior to the opening of business on the Listing
Exchange, the list of names and the required number of shares of each Deposit
Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, purchases of
Creation Units of shares of a given Fund until such time as the next-announced
Fund Deposit is made available.

The identity and number of shares of the Deposit Securities pursuant to changes in composition of the Fund's portfolio and changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the Fund. The composition of the Deposit
Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the relevant Underlying
Index.

The Company reserves the right to permit or require the substitution of a "cash in lieu" amount to be added to the Cash Component to replace any Deposit
Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC of the Clearing
Process (discussed below). The Company also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under applicable securities laws or where the delivery of the Deposit Security to the
Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities laws, or in certain other situations. The adjustments described above will reflect changes, known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject index being tracked by the relevant Fund, or resulting from stock splits and other corporate actions.

ROLE OF THE AUTHORIZED PARTICIPANT.  Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized
Participant Agreement with the Distributor (an "Authorized Participant"). Such
Authorized Participant will agree, pursuant to the terms of such Authorized
Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of iShares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an
Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant
Agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Company does not expect to enter into an
Authorized Participant Agreement with more than a small number of DTC
Participants. A list of current Authorized Participants may be obtained from the Distributor.

PURCHASE ORDER.  To initiate an order for a Creation Unit, an Authorized
Participant must submit to the Distributor an irrevocable order to purchase shares of a Fund. The Distributor will notify BGFA and the Custodian of such order. The Custodian will then provide such information to the appropriate subcustodian. For each Fund, the Custodian shall cause the subcustodian to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Company.
Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. Those placing orders to purchase Creation Units through an
Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business
Day.

                                       41

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Company, immediately available or same day funds estimated by the Company to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

TIMING OF SUBMISSION OF PURCHASE ORDERS.  For most Funds, an Authorized
Participant must submit an irrevocable purchase before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. An Authorized
Participant must submit an irrevocable order to purchase shares of the iShares
MSCI Malaysia Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI
Taiwan Index Fund by 11:59 p.m., Eastern time on any Business Day in order to receive the next Business Day's NAV. Orders to purchase shares of the iShares
MSCI Malaysia Index Fund, iShares MSCI South Korea Index Fund or iShares MSCI
Taiwan Index Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant foreign market are closed will not be accepted. An Authorized
Participant must submit an irrevocable order to purchase shares of the iShares
MSCI Brazil Index Fund before 3:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. In addition, orders to purchase shares of the
MSCI Brazil Index Fund will not be accepted on any day when the Brazilian markets are closed. An Authorized Participant must submit an irrevocable request to redeem shares of the iShares MSCI Emerging Markets Index Fund by
5:00 p.m., Eastern time (or by one hour after the close of the Listing
Exchange, if earlier) on any Business Day in order to receive the next Business
Day's NAV. Orders to redeem shares of the Fund that are submitted on the
Business Day immediately preceding a holiday or day (other than a weekend) when the equity markets in Brazil, Malaysia, South Korea and Taiwan are closed will not be accepted. The Distributor in its discretion may permit the submission of such orders and requests by or through an Authorized Participant at any time
(including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Company, will be processed based on the NAV next determined after such acceptance in accordance with the Company's standard cut-off times as provided in the Authorized Participant Agreement and disclosed in this SAI.

ACCEPTANCE OF ORDER FOR CREATION UNIT.  Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant
(either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Company are in place for payment of the Cash Component and any other cash amounts which may be due, the Company will accept the order, subject to its right (and the right of the Distributor and BGFA) to reject any order until acceptance.

Once the Company has accepted an order, upon next determination of the NAV of the shares, the Company will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Company reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor in respect of any Fund if (i) the order is not in proper form, (ii) the investor(s) upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii)
the Deposit Securities delivered do not conform to the identity and number of shares specified by BGFA, as described above; (iv) acceptance of the Deposit
Securities would have certain adverse tax consequences to the Fund; (v)
acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would, in the discretion of the Company or
BGFA, have an adverse effect on the Company or the rights of beneficial owners or (vii) circumstances outside the control of the Company, the Distributor and
BGFA make it impracticable to process purchase orders. The Company shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant
acting on behalf of such purchaser of its rejection of such order. The Company,
State Street, the subcustodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of
Portfolio Deposits nor shall any of them incur any liability for failure to give such notification.

ISSUANCE OF A CREATION UNIT.  Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Company of the Deposit
Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the securities included in the
Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery and the

                                       42

Company will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a "T+3 basis" (I.E., three Business Days after trade date). However, as discussed in Appendix A, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (I.E., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.

To the extent contemplated by an Authorized Participant's agreement with the
Distributor, the Company will issue Creation Units to such Authorized
Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 110%, which BGFA may change from time to time, of the value of the missing Deposit
Securities in accordance with the Company's then-effective procedures. The only collateral that is acceptable to the Company is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Company. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant.
Information concerning the Company's current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized
Participant Agreement will permit the Company to buy the missing Deposit
Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Company reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Company and the Company's determination shall be final and binding.

CASH PURCHASE METHOD.  Although the Company does not ordinarily permit cash purchases of Creation Units of iShares funds, when Creation Units are available or specified for a Fund (Creation Units of the iShares MSCI Brazil Index Fund,
iShares MSCI Malaysia Index Fund, iShares MSCI South Korea Index Fund and
iShares MSCI Taiwan Index Fund are currently offered only for cash and Creation
Units of the iShares MSCI Emerging Markets Index Fund are currently offered partially for cash), they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the
Company's brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit
Securities.

PURCHASE TRANSACTION FEE.  A purchase transaction fee payable to the Company is imposed to compensate the Company for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units. Purchasers of
Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. When the Company permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit
Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of
Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company. The following table sets forth standard maximum creation transaction fees:
Investors are also responsible for payment of the costs of transferring the
Deposit Securities to the Company.

                                                             MAXIMUM ADDITIONAL
                                          IN-KIND AND        VARIABLE CHARGE FOR
FUND                                    CASH PURCHASES         CASH PURCHASES*
----------------------------------     ----------------     --------------------
iShares MSCI Australia Index Fund           $2,400                   0.60%
iShares MSCI Austria Investable             $  600                   0.67%
  Market Index Fund
iShares MSCI Belgium Investable             $  700                   0.30%
  Market Index Fund
iShares MSCI Brazil Index Fund              $2,400                      **
iShares MSCI Canada Index Fund              $1,900                   0.30%
iShares MSCI Emerging Markets               $7,700                      **
  Index Fund
iShares MSCI EMU Index Fund                 $8,000                   1.05%

                                       43

                                                                   MAXIMUM ADDITIONAL
                                                IN-KIND AND        VARIABLE CHARGE FOR
FUND                                          CASH PURCHASES         CASH PURCHASES*
-----------------------------------------    ----------------     --------------------
iShares MSCI France Index Fund                    $2,900                   0.25%
iShares MSCI Germany Index Fund                   $1,500                   0.25%
iShares MSCI Hong Kong Index Fund                 $2,000                   0.60%
iShares MSCI Italy Index Fund                     $1,400                   0.30%
iShares MSCI Japan Index Fund                     $5,000                   0.15%
iShares MSCI Malaysia Index Fund                  $5,000                      **
iShares MSCI Mexico Investable Market             $1,400                   0.50%
  Index Fund
iShares MSCI Netherlands Invetable Market         $1,000                   0.25%
  Index Fund
iShares MSCI Pacific ex-Japan                     $6,000                   1.80%
  Index Fund
iShares MSCI Singapore Index Fund                 $2,000                   1.60%
iShares MSCI South Africa Index                   $1,200                   0.75%
  Fund
iShares MSCI South Korea Index Fund               $4,000                      **
iShares MSCI Spain Index Fund                     $1,500                   0.25%
iShares MSCI Sweden Index Fund                    $1,300                   0.30%
iShares MSCI Switzerland Index Fund               $1,500                   0.40%
iShares MSCI Taiwan Index Fund                    $4,500                      **
iShares MSCI United Kingdom Index                 $3,500                   0.25%
  Fund

-------

*As a percentage of the value of the amount invested.

** The maximum additional variable charge for cash purchases will be a percentage of the value of the Deposit Securities, which will not exceed 3.00%.

REDEMPTION OF CREATION UNITS.  Shares of a Fund may be redeemed only in
Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and only on a Business Day. The
Company will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market but must accumulate enough
iShares to constitute a Creation Unit in order to have such shares redeemed by the Company. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a
Creation Unit of iShares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of iShares to constitute a redeemable Creation Unit.

With respect to each Fund (other than the iShares MSCI Brazil Index Fund,
iShares MSCI Malaysia Index Fund, iShares MSCI South Korea Index Fund and
iShares MSCI Taiwan Index Fund, which currently redeem Creation Units of
iShares solely for cash) BGFA makes available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below)
on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation
Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee described below.
Notwithstanding the foregoing, a resident Australian or New Zealand holder is entitled only to receive cash upon its redemption of Creation Units.

REDEMPTION TRANSACTION FEE.  A redemption transaction fee payable to the
Company is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund, including market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are set forth in the table below. Investors will also bear the costs of transferring the Fund
Securities from the Company to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

                                       44

                                                                     MAXIMUM ADDITIONAL
                                                 IN-KIND AND         VARIABLE CHARGE FOR
FUND                                          CASH REDEMPTIONS        CASH REDEMPTIONS*
----------------------------------------     ------------------     --------------------
iShares MSCI Australia Index Fund                  $2,400                    0.60%
iShares MSCI Austria Investable Market             $  600                    0.67%
  Index Fund
iShares MSCI Belgium Investable Market             $  700                    0.30%
  Index Fund
iShares MSCI Brazil Index Fund                     $2,400                       **
iShares MSCI Canada Index Fund                     $1,900                    0.30%
iShares MSCI Emerging Markets                      $7,700                       **
  Index Fund
iShares MSCI EMU Index Fund                        $8,000                    1.05%
iShares MSCI France Index Fund                     $2,900                    0.25%
iShares MSCI Germany Index Fund                    $1,500                    0.25%
iShares MSCI Hong Kong Index Fund                  $2,000                    0.60%
iShares MSCI Italy Index Fund                      $1,400                    0.30%
iShares MSCI Japan Index Fund                      $5,000                    0.40%
iShares MSCI Malaysia Index Fund                   $5,000                       **
iShares MSCI Mexico Investable Market              $1,400                    0.50%
  Index Fund
iShares MSCI Netherlands Investable Market         $1,000                    0.25%
  Index Fund
iShares MSCI Pacific ex-Japan                      $6,000                    1.50%
  Index Fund
iShares MSCI Singapore Index Fund                  $2,000                    1.30%
iShares MSCI South Africa Index                    $1,200                    0.75%
  Fund
iShares MSCI South Korea Index Fund                $4,000                       **
iShares MSCI Spain Index Fund                      $1,500                    0.45%
iShares MSCI Sweden Index Fund                     $1,300                    0.30%
iShares MSCI Switzerland Index Fund                $1,500                    0.40%
iShares MSCI Taiwan Index Fund                     $4,500                       **
iShares MSCI United Kingdom Index                  $3,500                    0.75%
  Fund

-------

*As a percentage of the value of the amount invested.

** The maximum additional variable charge for cash redemptions will be a percentage of the value of the Deposit Securities, which will not exceed 2.00%.

Redemption requests for Creation Units of any Fund must be submitted to the
Distributor by or through an Authorized Participant. For most Funds, an
Authorized Participant must submit an irrevocable redemption request before
4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV.
An Authorized Participant must submit an irrevocable request to redeem shares of the iShares MSCI Malaysia Index Fund, iShares MSCI South Korea Index Fund
and iShares MSCI Taiwan Index Fund by 11:59 p.m., Eastern time on any Business
Day in order to receive the next Business Day's NAV. Orders to redeem shares of the iShares MSCI Malaysia Index Fund, iShares MSCI South Korea Index Fund or
iShares MSCI Taiwan Index Fund that are submitted the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. An Authorized
Participant must submit an irrevocable request to redeem shares of the iShares
MSCI Brazil Index Fund before 3:00 p.m., Eastern time in order to receive that day's NAV. In addition, orders to redeem shares of the MSCI Brazil Index Fund will not be accepted on any day when the Brazilian markets are closed. An
Authorized Participant must submit an irrevocable request to redeem shares of the iShares MSCI Emerging Markets Index Fund by 5:00 p.m., Eastern time (or by one hour after the close of the Listing Exchange, if earlier) on any Business
Day in order to receive the next Business Day's NAV. Orders to redeem shares of the Fund that are submitted on the Business Day immediately preceding a holiday or day (other than a weekend) when the equity markets in Brazil, Malaysia,
South Korea and Taiwan are closed will not be accepted. Investors other than through Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The
Distributor will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Company to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant
Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time only a limited number of broker-dealers that have executed an Authorized Participant Agreement.
Investors making a redemption request should be aware that such request must be in the form specified by such Authorized

                                       45

Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized
Participant and transfer of the shares to the Company's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in "proper form" if (i) an Authorized
Participant has transferred or caused to be transferred to the Company's
Transfer Agent the Creation Unit being redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any
Business Day, (ii) a request in form satisfactory to the Company is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above and (iii) all other procedures set forth in the Participant Agreement are properly followed. If the
Transfer Agent does not receive the investor's shares through DTC's facilities by 10:00 a.m., Eastern time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected.
Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Company and the Company's Transfer Agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized
Participant submitting the redemption request.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such
Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the Funds generally will be made within three Business Days (I.E., "T+3"). However, as discussed in Appendix A, each
Fund reserves the right to settle redemption transactions and deliver redemption proceeds on another basis to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (I.E., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances. Appendix A hereto identifies the instances, if any, where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, the Company will make delivery of in-kind redemption proceeds within the number of days stated in
Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Company may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Company's brokerage and other transaction costs associated with the disposition of Portfolio Securities of the Fund). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund
(whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

Although the Company does not ordinarily permit cash redemptions of Creation
Units (except that, as noted above, Creation Units of the iShares iShares MSCI
Brazil Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI South Korea
Index Fund and iShares MSCI Taiwan Index Fund may be redeemed only for cash, and resident Australian and New Zealand holders may redeem solely for cash), in the event that cash redemptions are permitted or required by the Company proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption
(within seven calendar days thereafter, except for the instances listed in
Appendix A hereto where more than seven calendar days would be needed).

                                       46

To the extent contemplated by an Authorized Participant's agreement with the
Distributor, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation
Unit to be redeemed to the Company, at or prior to 10:00 a.m., Eastern time, on the Listing Exchange business day after the date of submission of such redemption request, the Distributor will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the
Authorized Participant's delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 110%, which BGFA may change from time to time, of the value of the missing iShares. Such cash collateral must be delivered no later than 2:00
p.m., Eastern time on the contractual settlement date and shall be held by
State Street and marked to market daily. The fees of State Street and any subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant
Agreement permits the Company to acquire Fund Securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such shares, Fund Securities or Cash Component and the value of the cash collateral.

Because the Portfolio Securities of a Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for such
Fund, shareholders may not be able to redeem their shares of such Fund, or purchase or sell shares of such Fund on the Listing Exchange on days when the
NAV of such Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which trading on the NYSE is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the shares of the
Fund's portfolio securities or determination of its net asset value is not reasonably practicable or (iv) in such other circumstance as is permitted by the SEC.

Regular Holidays

Each Fund generally intends to effect deliveries of Creation Units and
Portfolio Securities. Each Fund may effect deliveries of Creation Units on a basis other than T + 3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three
Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. Equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Company from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio
Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for each Fund, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (E.G., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

                       ISHARES MSCI AUSTRALIA INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Australian holidays in the calendar year 2008 are as follows:

Jan 2    Apr 17   Oct 2
Jan 26   Apr 25   Nov 7
Mar 13   Jun 12   Dec 25

                                       47

Apr 14   Aug 7   Dec 26

REDEMPTION. The Company is not aware of a redemption request over any
Australian holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

               ISHARES MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Austrian holidays in the calendar year 2008 are as follows:

Jan 6    May 25   Oct 26   Dec 26
Apr 14   Jun 5    Nov 1    Dec 29
Apr 17   Jun 15   Dec 8
May 1    Aug 15   Dec 25

REDEMPTION. The Company is not aware of a redemption request over any Austrian holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

               ISHARES MSCI BELGIUM INVESTABLE MARKET INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Belgian holidays in the calendar year 2008 are as follows:

Apr 14
Apr 17
May 1
Dec 25

REDEMPTION. The Company is not aware of a redemption request over any Belgian holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                         ISHARES MSCI BRAZIL INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Brazilian holidays in the calendar year 2008 are as follows:

Jan 25   Apr 21   Oct 12   Dec 29
Feb 27   May 1    Nov 2
Feb 28   Jun 15   Nov 15
Apr 14   Sep 7    Dec 25

REDEMPTION. The Company is not aware of a redemption request over any Brazilian holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                         ISHARES MSCI CANADA INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Canadian holidays in the calendar year 2008 are as follows:

Jan 2    Aug 7    Dec 25
Apr 14   Sep 4    Dec 26
May 22   Oct 9
Jul 3    Nov 13

REDEMPTION. The Company is not aware of a redemption request over any Canadian holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                    ISHARES MSCI EMERGING MARKETS INDEX FUND

REGULAR HOLIDAYS. The dates of the regular holidays in the calendar year 2008 in Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt,
Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco,
Peru, Philippines, Poland,

                                       48

Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela are as follows:

                   ARGENTINA
---------
Apr 13   Jun 19    Dec 8
Apr 14   Aug 21    Dec 25
May 1    Oct 16
May 25   Nov 6
                    MALAYSIA
---------
Jan 2    Feb 1     Aug 31    Dec 25
Jan 10   Feb 2     Oct 23
Jan 30   Apr 11    Oct 24
Jan 31   May 1     Oct 25
                     BRAZIL
---------
Jan 25   Apr 21    Oct 12    Dec 29
Feb 27   May 1     Nov 2
Feb 28   Jun 15    Nov 15
Apr 14   Sep 7     Dec 25
                     MEXICO
---------
Mar 21   Nov 20
Apr 13   Dec 1
Apr 14   Dec 12
May 1    Dec 25
                     CHILE
---------
Apr 14   Aug 15    Nov 1
May 1    Sep 18    Dec 8
Jun 12   Sep 19    Dec 25
Jun 26   Oct 9
                    MOROCCO
---------
Jan 11   Apr 12    Oct 24
Jan 12   May 1     Oct 25
Jan 31   Aug 14    Nov 6
Apr 11   Aug 21
                     CHINA
---------
Jan 2    Jan 31
Jan 26   Feb 1-3
Jan 27   May 1-5
Jan 30
                      PERU
---------
Apr 13   Jul 28    Dec 25
Apr 14   Aug 30
May 1    Nov 1
Jun 29   Dec 8

                    COLOMBIA
---------
Jan 9    May 1     July 3    Oct 16   Dec 25
Mar 20   May 29    July 20   Nov 6    Dec 29
Apr 13   Jun 19    Aug 7     Nov 13
Apr 14   Jun 26    Aug 21    Dec 8
                  PHILIPPINES
---------
Apr 13   Oct 24    Dec 25
Apr 14   Nov 1
May 1    Nov 2
Jun 12   Nov 30
               THE CZECH REPUBLIC
----------------------------------------------
Apr 17   July 6    Dec 26
May 1    Sept 28
May 8    Nov 17
July 5   Dec 25
                     POLAND
---------
Apr 14   Jun 15    Dec 26
Apr 17   Aug 15
May 1    Nov 1
May 3    Dec 25
                     EGYPT
---------
Jan 1    Jan 31    Apr 25    Oct 25
Jan 9    Apr 10    May 1     Oct 26
Jan 10   Apr 23    July 23   Dec 31
Jan 11   Apr 24    Oct 24
                     RUSSIA
---------
Jan 2    Mar 8     May 9     Dec 11
Jan 3    May 1     Jun 12    Dec 12
Jan 9    May 2     Nov 6
Feb 23   May 8     Nov 7
                    HUNGARY
---------
Mar 15   Oct 23
Apr 17   Nov 1
May 1    Dec 25
Jun 5    Dec 26
                  SOUTH AFRICA
----------------------------------------------
Jan 2    Apr 27    Sep 25
Mar 21   May 1     Dec 25
Apr 14   Jun 16    Dec 26
Apr 17   Aug 9

                                       49

                     INDIA
---------
Jan 26   Oct 2
Apr 14   Dec 25
May 1
Aug 15
                    TAIWAN
---------
Jan 26   Feb 1    May 1
Jan 27   Feb 2    May 31
Jan 30   Feb 28   Oct 6
Jan 31   Apr 5    Oct 10
                   INDONESIA
---------
Jan 10   Apr 14   Oct 23    Dec 25
Jan 30   May 25   Oct 24    Dec 26
Mar 30   Aug 17   Oct 25
Apr 10   Aug 21   Oct 26
                   THAILAND
---------
Jan 2    Apr 13   May 5     Oct 23
Feb 13   Apr 14   May 15    Dec 5
Apr 6    Apr 15   Jul 10    Dec 11
Apr 6    May 1    Aug 14
                    ISRAEL
---------
Mar 14   Apr 19   Aug 3
Apr 12   May 2    Sept 24
Apr 13   May 3    Oct 1
Apr 18   Jun 1    Oct 2

                    TURKEY
---------
Jan 9    Jan 13   Oct 24
Jan 10   May 19   Oct 25
Jan 11   Aug 30
Jan 12   Oct 23
                    JORDAN
---------
Jan 1    Jan 12   May 25    Oct 25   Dec 31
Jan 8    Jan 30   Aug 22    Oct 26
Jan 9    Jan 31   Oct 22    Nov 14
Jan 10   Apr 11   Oct 23    Dec 25
Jan 11   May 1    Oct 24    Dec 28
                   VENEZUELA
---------
Jan 9    Apr 14   Jun 19    Aug 14   Dec 25
Feb 27   Apr 19   Jun 26    Oct 12
Feb 28   May 1    Jul 5     Oct 30
Apr 13   May 29   Jul 24    Dec 11

Jan 30   Jun 1    Oct 3
Mar 1    Jun 6    Oct 5
May 1    Jul 17   Dec 25
May 5    Aug 15

REDEMPTION. The longest redemption cycle for the iShares MSCI Emerging Markets
Index Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. In the calendar year 2007, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for the iShares MSCI Emerging Markets Index Fund as follows:

                                     REDEMPTION
                   REDEMPTION        SETTLEMENT       SETTLEMENT
                  REQUEST DATE         DATE(R)          PERIOD
                 --------------     ------------     -----------
  China          1/23/2006          2/6/2006         14
                 1/24/2006          2/7/2006         14
                 1/25/2006          2/8/2006         14
                 4/26/2006          5/8/2006         12
                 4/27/2006          5/9/2006         12
                 4/28/2006          5/10/2006        12

  Indonesia      10/18/2006         10/29/2006       11
                 10/19/2006         10/30/2006       11

                                       50

                                                  REDEMPTION
                                REDEMPTION        SETTLEMENT       SETTLEMENT
                               REQUEST DATE         DATE(R)          PERIOD
                              --------------     ------------     -----------
                              10/22/2006         10/31/2006       9

  Jordan                      1/5/2006           1/13/2006        8
                              1/6/2006           1/16/2006        10
                              10/19/2006         10/27/2006       8
                              10/20/2006         10/30/2006       10

  Malaysia                    1/25/2006          5/3/2006         9
                              1/26/2006          5/6/2006         11
                              1/27/2006          5/7/2006         11

  Turkey                      1/5/2006           1/16/2006        11
                              1/6/2006           1/17/2006        11

  South Africa                4/7/2006           4/18/2006        11
                              4/10/2006          4/19/2006        9
                              4/11/2006          4/20/2006        9
                              4/12/2006          4/21/2006        9
                              4/13/2006          4/24/2006        11
                              12/18/2006         12/27/2006       9
                              12/19/2006         12/28/2006       9
                              12/20/2006         12/31/2006       11
                              12/21/2006         1/2/2007         12
                              12/24/2006         1/3/2007         12

In the calendar year 2008, 12 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the iShares
MSCI Emerging Markets Index Fund.

                          ISHARES MSCI EMU INDEX FUND

REGULAR HOLIDAYS. The dates in the calendar year 2008 on which the regular
Austrian, Belgian, Finnish, French, German, Greek, Irish, Italian, Dutch,
Portuguese and Spanish holidays affecting the relevant securities markets fall are as follows:

               AUSTRIA
---------
Jan 6    May 25   Oct 26   Dec 26
Apr 14   Jun 5    Nov 1    Dec 29
Apr 17   Jun 15   Dec 8
May 1    Aug 15   Dec 25
               GREECE
---------
Jan 6    Apr 21   Aug 15
Mar 6    Apr 24   Dec 25
Apr 14   May 1    Dec 26
Apr 17   Jun 12

               BELGIUM
---------
Apr 14
Apr 17
May 1
Dec 25
                ITALY
---------
Apr 14   Dec 25
Apr 17   Dec 26
May 1
Aug 15

                                       51

           FINLAND
---------
Jan 6    May 25   Dec 26
Apr 14   Jun 23
Apr 17   Dec 6
May 1    Dec 25
         NETHERLANDS
---------
Apr 14   Dec 26
Apr 17
May 1
Dec 25
           FRANCE
---------
Apr 14   Dec 26
Apr 17
May 1
Dec 25

          PORTUGAL
---------
Apr 14   Dec 26
Apr 17
May 1
Dec 25
           GERMANY
---------
Apr 14   Dec 26
Apr 17
May 1
Dec 25
            SPAIN
---------
Jan 6    Aug 15   Dec 8
Apr 14   Oct 12   Dec 25
Apr 17   Nov 1    Dec 26
May 1    Dec 6

REDEMPTION. The longest redemption cycle for the iShares MSCI EMU Index Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Index Fund. The Company is not aware of a redemption request over any holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                         ISHARES MSCI FRANCE INDEX FUND

REGULAR HOLIDAYS. The dates of the regular French holidays in the calendar year
2008 are as follows:

Apr 14   Dec 26
Apr 17
May 1
Dec 25

REDEMPTION. The Company is not aware of a redemption request over any French holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                        ISHARES MSCI GERMANY INDEX FUND

REGULAR HOLIDAYS. The dates of the regular German holidays in the calendar year
                            2008 are as follows:

Apr 14   Dec 26
Apr 17
May 1
Dec 25

REDEMPTION. The Company is not aware of a redemption request over any German holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                       ISHARES MSCI HONG KONG INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Hong Kong holidays in the calendar year 2008 are as follows:

Jan 2    Apr 14   May 31   Dec 26
Jan 30   Apr 17   Oct 2
Jan 31   May 1    Oct 30

                                       52

Apr 5   May 5   Dec 25

REDEMPTION. The Company is not aware of a redemption request over any Hong Kong holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                         ISHARES MSCI ITALY INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Italian holidays in the calendar year 2008 are as follows:

Apr 14   Dec 25
Apr 17   Dec 26
May 1
Aug 15

REDEMPTION. The Company is not aware of a redemption request over any Italian holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                         ISHARES MSCI JAPAN INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Japanese holidays in the calendar year 2008 are as follows:

Jan 2    May 3    Sep 18
Jan 3    May 4    Oct 9
Jan 9    May 5    Nov 3
Mar 21   Jul 17   Nov 23

REDEMPTION. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2007):

  Redemption        Redemption       Settlement Period
  Request Date      Settlement
                    Date(R)
  4/28/2006         5/8/2006         10
  5/1/2006          5/9/2006         8
  5/2/2006          5/10/2006        8

In the calendar year 2008, 11 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the iShares
MSCI Japan Index Fund.

                        ISHARES MSCI MALAYSIA INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Malaysian holidays in the calendar year 2008 are as follows:

Jan 2    Feb 1    Aug 31   Dec 25
Jan 10   Feb 2    Oct 23
Jan 30   Apr 11   Oct 24
Jan 31   May 1    Oct 25

REDEMPTION. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2003):

  Redemption        Redemption       Settlement Period
  Request Date      Settlement
                    Date(R)
  1/25/2006         5/3/2006         9

                                       53

  1/26/2006      5/6/2006       11
  1/27/2006      5/7/2006       11

In the calendar year 2008, 10 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the iShares
MSCI Malaysia Index Fund.

                ISHARES MSCI MEXICO INVESTABLE MARKET INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Mexican holidays in the calendar year 2008 are as follows:

Mar 21   Nov 20
Apr 13   Dec 1
Apr 14   Dec 12
May 1    Dec 25

REDEMPTION. The Company is not aware of a redemption request over any Mexican holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

             ISHARES MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Netherlands holidays in the calendar year 2008 are as follows:

Apr 14   Dec 26
Apr 17
May 1
Dec 25

REDEMPTION. The Company is not aware of a redemption request over any Dutch holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                    ISHARES MSCI PACIFIC EX-JAPAN INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Australian, Hong Kong, New Zealand and Singaporean holidays in the calendar year 2007 are as follows:

              AUSTRALIA
---------
Jan 2    Apr 17   Oct 2
Jan 26   Apr 25   Nov 7
Mar 13   Jun 12   Dec 25
Apr 14   Aug 7    Dec 26
             NEW ZEALAND
-----------------------------------
Jan 2    Apr 17   Dec 25
Jan 3    Apr 25   Dec 26
Feb 6    Jun 5
Apr 14   Oct 23

              HONG KONG
-----------------------------------
Jan 2    Apr 14   May 31   Dec 26
Jan 30   Apr 17   Oct 2
Jan 31   May 1    Oct 30
Apr 5    May 5    Dec 25
              SINGAPORE
---------
Jan 2    Apr 14   Dec 25
Jan 10   May 1
Jan 30   Aug 9
Jan 31   Oct 24

REDEMPTION. The Company is not aware of a redemption request over any
Australian, Hong Kong, New Zealand or Singaporean holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                       ISHARES MSCI SINGAPORE INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Singaporean holidays in the calendar year 2008 are as follows:

Jan 2   Apr 14   Dec 25

                                       54

Jan 10   May 1
Jan 30   Aug 9
Jan 31   Oct 24

REDEMPTION. The Company is not aware of a redemption request over any
Singaporean holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                      ISHARES MSCI SOUTH AFRICA INDEX FUND

REGULAR HOLIDAYS. The dates of the regular South African holidays in the calendar year 2008 are as follows:

Jan 2    Apr 27   Sep 25
Mar 21   May 1    Dec 25
Apr 14   Jun 16   Dec 26
Apr 17   Aug 9

REDEMPTION. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2004):

  Redemption Request      Redemption       Settlement Period
  Date                    Settlement
                          Date(R)
  4/7/2006                4/18/2006        11
  4/10/2006               4/19/2006        9
  4/11/2006               4/20/2006        9
  4/12/2006               4/21/2006        9
  4/13/2006               4/24/2006        11
  12/18/2006              12/27/2006       9
  12/19/2006              12/28/2006       9
  12/20/2006              12/31/2006       11
  12/21/2006              1/2/2007         12
  12/24/2006              1/3/2007         12

In the calendar year 2008, 12 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the iShares
MSCI South Africa Index Fund.

                      ISHARES MSCI SOUTH KOREA INDEX FUND

REGULAR HOLIDAYS. The dates of the regular South Korean holidays in the calendar year 2008 are as follows:

Jan 30   Jun 1    Oct 3
Mar 1    Jun 6    Oct 5
May 1    Jul 17   Dec 25
May 5    Aug 15

REDEMPTION. The Company is not aware of a redemption request over any South
Korean holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                         ISHARES MSCI SPAIN INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Spanish holidays in the calendar year 2008 are as follows:

Jan 6    Aug 15   Dec 8
Apr 14   Oct 12   Dec 25
Apr 17   Nov 1    Dec 26

                                       55

May 1   Dec 6

REDEMPTION. The Company is not aware of a redemption request over any Spanish holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                         ISHARES MSCI SWEDEN INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Swedish holidays in the calendar year 2008 are as follows:

Jan 6    May 25   Dec 26
Apr 14   Jun 5
Apr 17   Jun 23
May 1    Dec 25

REDEMPTION. The Company is not aware of a redemption request over any Swedish holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                      ISHARES MSCI SWITZERLAND INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Swiss holidays in the calendar year
                           2008 are as follows:

Jan 2    May 25   Dec 26
Apr 14   Jun 5
Apr 17   Aug 1
May 1    Dec 25

REDEMPTION. The Company is not aware of a redemption request over any Swiss holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                         ISHARES MSCI TAIWAN INDEX FUND

REGULAR HOLIDAYS. The dates of the regular Taiwanese holidays in the calendar year 2008 are as follows:

Jan 26   Feb 1    May 1
Jan 27   Feb 2    May 31
Jan 30   Feb 28   Oct 6
Jan 31   Apr 5    Oct 10

REDEMPTION. The Company is not aware of a redemption request over any Taiwanese holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                     ISHARES MSCI UNITED KINGDOM INDEX FUND

REGULAR HOLIDAYS. The dates of the regular United Kingdom holidays in the calendar year 2008 are as follows:

Jan 2    May 29
Apr 14   Aug 28
Apr 17   Dec 25
May 1    Dec 26

REDEMPTION. The Company is not aware of a redemption request over any United
Kingdom holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

                                       56

Taxes
REGULATED INVESTMENT COMPANY QUALIFICATIONS. Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, each Fund must annually distribute at least 90%
of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items,
U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer, or of two or more issuers of which 20% or more of the voting securities are held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other
RIC) or the securities of one or more qualified publicly traded partnerships.
 A Fund's investments in partnerships, including in qualified publicly traded partnerships, may result in that Fund being subject to state, local, or foreign income, franchise or withholding tax liabilities.

TAXATION OF RICS. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies the minimum distribution requirement. To satisfy the minimum distribution requirement, a
Fund must distribute to its shareholders at least the sum of (i) 90% of its
"investment company taxable income" (I.E., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.
If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the
Fund's current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (I.E., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

TAXATION OF CERTAIN DERIVATIVES.   A Fund's transactions in zero coupon
securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code
(including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

A Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in

                                       57

section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

EXCISE TAX. A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

NET CAPITAL LOSS CARRYFORWARDS.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.  The following Funds had tax basis net capital loss carryforwards as of August 31, 2007, the tax year-end for the Funds listed:

                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                     2008          2009          2010          2011
------------------------------------ ------------ ------------- ------------- -------------
iShares MSCI Australia                $  71,019    $1,971,994    $ 3,625,203   $   650,082
 Index Fund
iShares MSCI Austria Investable         491,457       336,553      1,291,324       370,948
 Market Index Fund
iShares MSCI Belgium Investable               -        59,876      1,677,678       117,767
 Market Index Fund
iShares MSCI Brazil                           -                                          -
 Index Fund
iShares MSCI Canada                           -             -              -             -
 Index Fund
iShares MSCI Emerging                         -             -              -             -
 Markets Index Fund
iShares MSCI EMU                              -             -              -             -
 Index Fund
iShares MSCI France                           -             -      2,436,748       236,944
 Index Fund
iShares MSCI Germany                          -             -      8,697,227     5,469,732
 Index Fund
iShares MSCI Hong                             -             -      4,971,970     2,870,602
 Kong Index Fund
iShares MSCI Italy Index                      -             -      2,648,775       848,408
 Fund
iShares MSCI Japan                            -     2,959,030     62,572,173     3,621,148
 Index Fund
iShares MSCI Malaysia                         -             -      9,819,029     2,898,105
 Index Fund
iShares MSCI Mexico Investable                -             -         47,326     2,329,290
 Market Index Fund
iShares MSCI                                  -        60,885      3,222,792     1,497,810
 Netherlands Investable Market
 Index Fund
iShares MSCI Pacific                          -             -              -             -
 ex-Japan Index Fund
iShares MSCI Singapore                        -             -      1,934,119     4,428,316
 Index Fund
iShares MSCI South                            -             -              -             -
 Africa Index Fund

                                        EXPIRING      EXPIRING       EXPIRING       EXPIRING
FUND                                      2012          2013           2014           2015           TOTAL
------------------------------------ ------------- -------------- -------------- -------------- ---------------
iShares MSCI Australia                $   596,240   $    384,424   $          -   $      7,066   $   7,306,028
 Index Fund
iShares MSCI Austria Inevstable           855,364              -              -      9,795,917      13,141,563
 Market Index Fund
iShares MSCI Belgium Investable           175,781         33,969              -              -       2,065,071
 Market Index Fund
iShares MSCI Brazil                                            -
 Index Fund
iShares MSCI Canada                             -      2,931,648              -      5,363,291       8,294,939
 Index Fund
iShares MSCI Emerging                     840,778     20,296,564     11,239,258     29,973,301      62,349,901
 Markets Index Fund
iShares MSCI EMU                        2,876,857      1,873,963              -              -       4,750,820
 Index Fund
iShares MSCI France                     2,400,550              -              -        158,472       5,232,714
 Index Fund
iShares MSCI Germany                    8,656,712      2,241,687              -      4,227,713      29,293,071
 Index Fund
iShares MSCI Hong                       2,330,414        468,716        425,440      2,899,247      13,966,389
 Kong Index Fund
iShares MSCI Italy Index                  541,980        527,327              -              -       4,566,490
 Fund
iShares MSCI Japan                      5,594,562      8,733,802     68,122,871     27,817,841     179,421,427
 Index Fund
iShares MSCI Malaysia                     775,477      6,820,474      1,543,708      3,424,287      25,281,080
 Index Fund
iShares MSCI Mexico Investable          3,136,171         12,912        632,766              -       6,158,465
 Market Index Fund
iShares MSCI                            2,241,687        129,137        403,525        260,715       8,056,039
 Netherlands Investable Market
 Index Fund
iShares MSCI Pacific                            -              -              -              -               -
 ex-Japan Index Fund
iShares MSCI Singapore                  4,256,421      2,558,348              -              -      13,177,204
 Index Fund
iShares MSCI South                        527,613              -        260,738      1,607,845       2,396,196
 Africa Index Fund

                                                 58

                       EXPIRING  EXPIRING    EXPIRING     EXPIRING
FUND                     2008      2009        2010         2011
--------------------- --------- ---------- ------------ ------------
iShares MSCI South        -      556,540       666,642     504,041
 Korea Index Fund
iShares MSCI Spain        -            -       163,675     678,910
 Index Fund
IShares MSCI Sweden       -            -       713,472   1,577,551
 Index Fund
iShares MSCI              -            -     2,247,442   1,018,305
 Switzerland Index
 Fund
iShares MSCI Taiwan       -            -    12,532,361   8,689,663
 Index Fund
iShares MSCI United       -            -       856,798   6,448,554
 Kingdom Index Fund

                        EXPIRING    EXPIRING     EXPIRING     EXPIRING
FUND                      2012        2013         2014         2015         TOTAL
--------------------- ----------- ------------ ------------ ------------ -------------
iShares MSCI South    3,363,449    11,590,303    3,172,573   38,097,223    57,950,771
 Korea Index Fund
iShares MSCI Spain    1,582,094             -            -            -     2,424,679
 Index Fund
IShares MSCI Sweden   1,149,514             -      107,613            -     3,548,150
 Index Fund
iShares MSCI          2,149,171       354,252            -            -     5,769,170
 Switzerland Index
 Fund
iShares MSCI Taiwan   9,129,874    12,022,719   14,435,986   64,999,586   121,810,189
 Index Fund
iShares MSCI United   4,272,059     1,517,783    7,063,063            -    20,158,257
 Kingdom Index Fund

FUNDS HOLDING FOREIGN INVESTMENTS.  Each Fund may be subject to foreign income taxes withheld at the source. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the shares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's PRO RATA share of the Fund's foreign income taxes, and (ii)
either deduct (in calculating U.S. taxable income) or credit (in calculating
U.S. federal income tax) the investor's PRO RATA share of the Fund's foreign income taxes. A foreign person who invests in a Fund that elects to "pass through" its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. Certain limitations will be imposed to the extent to which the foreign tax credit may be claimed.

If any Fund owns shares in certain foreign investment entities, referred to as
"passive foreign investment companies," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any
"excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," the
Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's PRO RATA share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

FEDERAL TAX TREATMENT OF COMPLEX SECURITIES.  Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a
Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts (referred to as "Section 1256 contracts") as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40%
short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90%
requirement for a Fund to qualify as a RIC.

                                       59

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). Estimated income or loss from non-periodic contingent payments may be recognized on a current basis. The tax treatments of many types of credit default swaps are uncertain.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions.
Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

TAXATION OF U.S. SHAREHOLDERS.  Dividends and other distributions by a Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December
31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a)
will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35%
tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their PRO RATA share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income, subject to the discussions of qualified dividend income below.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend,"
and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An
"extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20%
of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in the shares of the Fund, and as a capital gain thereafter (if the shareholder holds such shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.
Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may

                                       60

nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (I.E., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

SALES OF SHARES.  Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (E.G., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition.
This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

BACK-UP WITHHOLDING.  In certain cases, a Fund will be required to withhold at the applicable withholding rate, currently 28%, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to back-up withholding by the IRS; (3) has failed to certify to a Fund that such shareholder is not subject to back-up withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).
Back-up withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

SECTIONS 351 AND 362.  The Company on behalf of each Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the IRC, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund's basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Company will exercise the right of rejection except in a case where the Company determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Company also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

QUALIFIED DIVIDEND INCOME.  Distributions by each Fund of investment company taxable income, whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)
to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income.
Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).
Substitute dividend payments received with respect to securities lent out are not qualified dividend income. A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or
(iii) the shareholder elects to treat such

                                       61

dividend as investment income under Section 163(d)(4)(B) of the IRC. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010.
Capital gain distributions consisting of each Fund's net capital gains will be taxable as long-term capital gains.

CORPORATE DIVIDENDS RECEIVED DEDUCTION.  The Funds do not expect dividends that are paid to its corporate shareholders to be eligible, in the hands of such shareholders, for the corporate dividends received deduction.

REPORTING.  If a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue
Service ("IRS") a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

OTHER TAXES.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

TAXATION OF NON-U.S. SHAREHOLDERS.  Dividends paid by a Fund to non-U.S.
shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S.
shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

A distribution from a Fund to foreign shareholders who have held more than 5%
of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50% or more of the value of the Fund's assets are invested in
REITs and other U.S. real property holding corporations.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements
Each Fund's audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of
PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The applicable Annual Report to Shareholders is delivered with this SAI to shareholders requesting this SAI.

Miscellaneous Information
COUNSEL. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York,
NY 10019, is counsel to the Company.

                                       62

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP,
located at Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm of the Company, audits the Funds'
financial statements and may perform other services.

SHAREHOLDER COMMUNICATIONS TO THE BOARD.  Shareholders may make inquiries by writing to the Company, c/o the Distributor, One Freedom Valley Drive, Oaks, PA
19456.   The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Directors, c/o Barclays Global
Investors, N.A. - Mutual Fund Administration, 400 Howard Street, San Francisco,
CA 94105. Shareholders' communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Company and reported to the Board.

BGI-SAI-08-1008

                                       63

iShares, Inc.

Statement of Additional Information

Dated November 9, 2007
(as revised October 30, 2008)

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus ("Prospectus") for the following funds of iShares, Inc. (the "Company") as such Prospectus may be revised or supplemented from time to time:

   iShares MSCI BRIC Index Fund

   iShares MSCI Chile Investable Market Index Fund

   iShares MSCI Japan Small Cap Index Fund

The Prospectuses for the various iShares Funds included in this SAI are dated as follows: the iShares MSCI BRIC Index Fund and iShares MSCI Chile Investable
Market Index Fund, dated November 9, 2007 and the iShares MSCI Japan Small Cap
Index Fund, dated December 19, 2007. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the
Company's distributor, SEI Investments Distribution Co. ("SEI" or the
"Distributor"), at One Freedom Valley Drive, Oaks, PA 19456, calling
1-800-iShares (1-800-474-2737) or visiting www.iShares.com. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

      General Description of the Company and the Funds                  1

      Exchange Listing and Trading                                      1

      Investment Strategies and Risks                                   2

             Diversification Status                                     2

             Lending Portfolio Securities                               2

             Repurchase Agreements                                      3

             Reverse Repurchase Agreements                              3

             Currency Transactions                                      3

             Foreign Securities                                         4

             Short-Term Instruments and Temporary Investments           4

             Securities of Investment Companies and REITs               4

             Illiquid Securities                                        4

             Futures and Options                                        4

             Options on Futures Contracts                               5

             Swap Agreements                                            5

             Tracking Stocks                                            5

             Future Developments                                        6

      General Considerations and Risks                                  6

             Risks of Derivatives                                       6

             Risks of Equity Securities                                 6

             Risks of Futures and Options Transactions                  6

             Risks of Investing in Non-U.S. Equity Securities           7

             Risks of Swap Agreements                                   7

             Dividend Risk                                              7

      Proxy Voting Policy                                               7

      Portfolio Holdings Information                                    8

      Investments in Subject Equity Markets                             9

             General Risk Information                                   9

             Country Specific Information                               9

             The BRIC Equity Markets                                    9

             The Chilean Equity Markets                                11

             The Japanese Equity Markets                               11

      The MSCI Indexes Generally                                       11

      Investment Limitations                                           14

      Continuous Offering                                              15

      Management                                                       16

             Directors and Officers                                    16

             Committees of the Board of Directors                      20

             Remuneration of Directors                                 20

             Control Persons and Principal Holders of Securities       21

             Investment Adviser                                        21

             Portfolio Managers                                        22

             Codes of Ethics                                           24

             Administrator, Custodian, and Transfer Agent              24

             Distributor                                               24

             Index Provider                                            25

      Brokerage Transactions                                           25

      Additional Information Concerning the Company                    25

             Capital Stock                                             25

                                      ii

         Termination of the Company or a Fund                             27

         DTC as Securities Depository for the Stocks of the Company       27

  Creation and Redemption of Creation Units                               27

         Creation Units                                                   27

  Purchase and Issuance of Creation Units                                 28

         General                                                          28

         Fund Deposit                                                     28

         Role of the Authorized Participant                               29

         Purchase Order                                                   29

         Timing of Submission of Purchase Orders                          29

         Acceptance of Purchase Order                                     30

         Issuance of a Creation Unit                                      30

         Cash Purchase Method                                             30

         Purchase Transaction Fee                                         31

         Redemption of Creation Units                                     31

  Taxes                                                                   33

         Regulated Investment Company Qualifications                      33

         Taxation of RICs                                                 34

         Excise Tax                                                       34

         Taxation of U.S. Shareholders                                    34

         Back-Up Withholding                                              35

         Sections 351 and 362                                             35

         Qualified Dividend Income                                        35

         Corporate Dividends Received Deduction                           36

         Net Capital Loss Carryforwards                                   36

         Excess Inclusion Income                                          36

         Foreign Investments                                              36

         Passive Foreign Investment Companies                             36

         Federal Tax Treatment of Complex Securities                      37

         Sales of Shares                                                  38

         Other Taxes                                                      38

         Taxation of Non-U.S. Shareholders                                38

         Reporting                                                        39

  Financial Statements                                                    39

  Miscellaneous Information                                               39

         Counsel                                                          39

         Independent Registered Public Accounting Firm                    39

         Shareholder Communication to the Board                           39

  APPENDIX A                                                              39

                                      ii

General Description of the Company and the Funds

The Company currently consists of 30 investment series, or portfolios. The
Company was organized as a Maryland corporation on August 31, 1994 and is authorized to have multiple series or portfolios. The Company is an open-end management investment company, registered with the Securities and Exchange
Commission (the "SEC") under the Investment Company Act of 1940, as amended
(the "1940 Act"). The offering of the Company's shares is registered under the
Securities Act of 1933, as amended (the "1933 Act"). This SAI relates to the following funds (each, a "Fund" and collectively, the "Funds"):

    .  iShares MSCI BRIC Index Fund

    .  iShares MSCI Chile Investable Market Index Fund

    .  iShares MSCI Japan Small Cap Index Fund

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (the "Underlying Index") representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by
Barclays Global Fund Advisors ("BGFA" or "Investment Adviser"), a subsidiary of
BGI.

Each Fund offers and issues shares at their net asset value per share ("NAV")
only in aggregations of a specified number of shares (each, a "Creation Unit"), generally in exchange for a basket of equity securities included in its
Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The shares of the Funds are listed and traded on NYSE Arca, Inc. ("NYSE Arca") a national securities exchange ("Listing Exchange"). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Units and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of shares, generally 50,000 shares or multiples thereof for the iShares MSCI BRIC Index Fund and iShares MSCI Chile Investable Market Index
Fund and 100,000 shares or multiples thereof for the iShares MSCI Japan Small
Cap Index Fund.

The Company reserves the right to offer a "cash" option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit
Securities subject to various conditions including a requirement to maintain on deposit with the Company cash equal to at least 110%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the Shareholder
Information section of the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund are listed for trading on its Listing Exchange and traded throughout the day on the its Listing Exchange and other secondary markets. In addition, certain Funds may be traded on certain foreign exchanges. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. Although listing requirements vary among exchanges, in general a Listing Exchange may, but is not required to, remove the shares of a Fund from listing if
(i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the shares of a
Fund for 30 or more consecutive trading days; (ii) the value of the Underlying
Index on which such Fund is based is no longer calculated or available; or
(iii) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other publicly traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of each Fund, a Listing Exchange disseminates every 15 seconds through the facilities of the Consolidated Tape Association an updated indicative optimized

portfolio value ("IOPV") for each Fund as calculated by an information provider or market data vendors. The Company is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.

The Company reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

An IOPV has an equity securities value component and a cash component. The equity securities values included in an IOPV are the values of the Deposit
Securities for the applicable Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the applicable Fund at a particular point in time, because the current portfolio of the Fund may include securities that are not a part of the current Deposit Securities.
Therefore, a Fund's IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real -time update of the Fund's NAV, which is calculated only once a day.

In addition to the equity component described in the preceding paragraph, the
IOPV for each Fund includes a cash component consisting of estimated accrued dividend and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. Dollar and the applicable home foreign currency.

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the
Underlying Index. Each Fund operates as an index fund and will not be actively managed. The adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Each Fund engages in representative sampling, which is investing in a representative sample of securities, selected by BGFA to have an investment profile similar to that of the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling may or may not hold all of the securities that are included in the relevant Underlying
Index.

Diversification Status. Each Fund is classified as a "non-diversified" fund. A
"non-diversified" classification means that a Fund is not limited by the 1940
Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund's investment portfolio. This may adversely affect the Fund's performance or subject the Fund's shares to greater price volatility than that experienced by more diversified investment companies.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" ("RIC") for purposes of the Internal Revenue Code of 1986, as amended
(the "IRC"), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives.

Lending Portfolio Securities. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a fund if, as a result, the aggregate value of all securities loans of the particular Fund exceed one-third of the value of such Fund's total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees each
Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk.

In the event a borrower does not return a Fund's securities as agreed, a Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund pays a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the
Company's Board of Directors (the "Board"). BGI acts as securities lending agent for the Funds subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments.
The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The
Funds will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases a Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Funds intend to use the reverse repurchase technique only when BGFA believes it will be advantageous to a Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The Funds' exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. The Funds maintain liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. Neither Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of a Fund's assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. A Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Foreign Securities. Each Fund may purchase publicly traded common stocks of foreign corporations. Each Fund's investment in common stock of foreign corporations represented in its Underlying Index may also be in the form of
American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and
European Depositary Receipts ("EDRs") (collectively "Depositary Receipts").
Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other
Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Short-Term Instruments and Temporary Investments. Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to:
(i) shares of money market funds (including those advised by BGFA);
(ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises);
(iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's(R)") or
"A-1" by Standard and Poor's Rating Service, a division of The McGraw-Hill
Companies, Inc. ("S&P(R)"), or if unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than
397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S.
dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated
interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities of Investment Companies and REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts ("REITS") to the extent allowed by law. Under the
1940 Act, a Fund's investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund's total assets with respect to any one investment company; and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in the securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate investment in the respective Underlying
Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts and options only on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Company, on
behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of

time. The initial purchaser of an option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts, and other investments that contain leverage may require a Fund to maintain liquid assets. Generally, a Fund maintains or earmarks an amount of liquid assets equal to its obligations relative to the position involved, adjusted daily on a marked-to-market basis.
With respect to futures contracts that are contractually required to
"cash-settle," a Fund sets aside liquid assets in an amount at least equal to the Fund's daily marked-to-market obligation (i.e., the Fund's daily net liability, if any), rather than the contracts' notional value (i.e., the value of the underlying asset). By setting aside assets equal to its net obligation under cash-settled futures contracts, a Fund may employ leverage to a greater extent than if the Fund set aside assets equal to the futures contracts' full notional value. The Funds base their asset maintenance policies on methods permitted by the staff of the SEC and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the
SEC or its staff.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made to the extent required by law, liquid assets committed to futures contracts will be maintained.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds
(in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each
Fund. The potential for loss related to writing call options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be affected.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin,"
which is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." Each Fund may also have asset segregation requirements. At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a
Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or

division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this
SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks

A discussion of some of the risks associated with an investment in a Fund is contained in the Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market.

Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Risks of Equity Securities. An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general and other factors that affect securities markets. An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of a Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks.
Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.
Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Indexes are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange).
While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying
Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by
BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting a Fund to substantial losses. In the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Investing in Non-U.S. Equity Securities. An investment in the Funds involves risks similar to those of investing in broad-based portfolios of equity securities traded on exchanges in the respective countries covered by the individual Fund. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in a Fund whose portfolio contains non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of
U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of a
Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations;
lesser liquidity and significantly smaller market capitalization of most
non-U.S. securities markets; different accounting and disclosure standards;
lesser levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets and the risk of war.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction.
However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor (e.g., a Fund may not receive the net amount of payments that it contractually is entitled to receive).

Dividend Risk. There is no guarantee that the issuer of the stocks held by a
Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Proxy Voting Policy

The Company has adopted, as its proxy voting policies for each Fund, the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Company has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each
Fund's proxy voting guidelines and BGFA's role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that
BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in

the best economic interests of a Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S.
securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes.
BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to a Fund, a Fund's affiliates (if any), BGFA or
BGFA's affiliates, or the Distributor or the Distributor's affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

    .  Each Fund generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

    .  Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

    .  Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BGFA voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available: (i) without charge, upon request, by calling 1-800-iShares
(1-800-474-2737) or through the Funds' website at www.iShares.com: and (ii) on the SEC's website at www.sec.gov.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Funds' portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of the Funds' respective shareholders; (b) does not put the interests of BGFA, the Distributor, or any affiliated person of the Funds, BGFA or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders as discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities"
referred to in sub-section (c) above are generally limited to National
Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors
(known as "Authorized Participants") that have been authorized by the
Distributor to purchase and redeem large blocks of shares pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares ("iShares Exemptive Orders"), and other institutional market participants and entities that provide information services.

Each business day, each Fund's portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including
Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation
Units or trading shares

of the Funds in the secondary market. This information typically reflects each
Fund's anticipated holdings on the following business day.

Daily access to information concerning the Funds' portfolio holdings is permitted (i) to certain personnel of service providers involved in portfolio management and providing administrative, operational, risk management or other support to portfolio management, including affiliated broker-dealers and/or
Authorized Participants, and (ii) to other personnel of the Investment Adviser and the Funds' Distributor, administrator, custodian and fund accountant, who deal directly with or assist in functions related to investment management, distribution, administration, custody and fund accounting as may be necessary to conduct business in the ordinary course in a manner consistent with the
iShares Exemptive Orders, agreements with the Funds and the terms of the Funds'
current registration statement. The Funds will disclose their portfolio holdings and the percentages they represent of the net assets of each Fund at least monthly, but as often as each day the Funds are open for business, online at www.iShares.com. More information about this disclosure is available at
www.iShares.com.

From time to time, information concerning portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within 70 days of the end of the fiscal quarter and will provide that information to shareholders as required by federal securities laws and regulations thereunder. A Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly available website or other means that make the information available to all likely interested parties contemporaneously.

The Company's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Investments in Subject Equity Markets

Brief descriptions of the equity markets in which the respective Fund are invested are provided below.

General Risk Information

In the following countries reporting, accounting and auditing standards may differ substantially from U.S. standards. In general, corporations in these countries do not provide all of the disclosure required by U.S. law and accounting practices and disclosure provided may be less timely and less frequent than that required of U.S. corporations.

Country Specific Information

The BRIC Equity Markets

General Background. The MSCI BRIC Index Fund invests in equity securities from the following countries: Brazil, Russia, India and China. Following is a general description of the equities market of each country included in the MSCI
BRIC Index.

The aggregate free float market capitalization of the equity markets of Brazil,
Russia, India and China was approximately US$1.699 trillion as of September 30,
2007.

Brazil. The Sao Paulo exchange, called Bolsa de Valores de Sao Paulo
("BOVESPA"), is the largest and accounts for about 90% of trading activity in the country. The BOVESPA was founded in 1890 and today acts as the center of integration for nine regional stock exchanges: All are linked with one another making it possible to settle transactions on one exchange using the services of an other. The Sociedade Operadora do Mercado de Ativos manages the over-the-counter market organized in Brazil through an electronic system of negotiation. Government securities, corporate bonds, and money market instruments are traded in the open market. The Bolsa de Mercdorias & de Futuros
(the "BM&F") in Sao Paulo, is Brazil's futures exchange. Options on the futures exchange are also traded but are less liquid. BM&F is the clearinghouse for all transactions. The financial market is regulated by three main bodies: the
National Monetary Council (Conselho Monetario Nacional), the Central Bank
(Banco Central do Brasil) and the Securities Commission (Comissao de Valores
Mobiliarios). The total free float market capitalization of the Brazilian equity markets was approximately US$460 billion as of September 30, 2007.

Brazil's chief industries are steel, commercial aircraft, chemicals, petrochemicals, footwear, machinery, motors, vehicles, auto parts, consumer durables, cement and lumber. Its chief imports consist of machinery, electrical and transport equipment, chemical products and oil.

Russia. The Moscow Interbank Currency Exchange ("MICEX") is the largest and most liquid financial exchange in the Russian Federation. MICEX is the model for the nationwide system of currency, equity and derivatives trading in Moscow and the seven regional exchanges in St. Petersburg, Rostov-on-Don,
Yekaterinburg, Samara, Nizhny Novgorod, Novosibirsk and Vladivostok. MICEX's
electronic trading and depository system links more than 2,000 remote work stations installed in banks and other financial institutions in Russia and abroad to the exchange. The exchange operates the nationwide system for government securities, including the Russian T-bill and bonds of the Bank of
Russia and sub-federal and municipal bonds. Seven regional exchanges are linked to the MICEX settlement, clearing and depository system which provides services for some 1500 organizations/participants of the exchange market. The other major market is the Russian Trading System Stock Exchange ("RTS") which was established in 1995 in Moscow, consolidating various regional trading floors into one exchange. Originally the RTS was modeled on The Nasdaq Stock Market,
Inc.'s trading and settlement software, but in 1998 the exchange went on line with its own in-house system. The total free float market capitalization of the
Russian equity markets was approximately US$322 billion as of September 30,
2007.

Russia's chief industries are manufacturing (including automobiles, trucks, trains, agricultural equipment, advanced aircraft, aerospace and machine and equipment products), mining and extractive industries, medical and scientific instruments and construction equipment. Its chief imports consist of machinery and equipment, chemicals, consumer goods, medicines, meat, sugar and semi-finished metal products.

India. The Bombay Stock Exchange Limited (formerly, The Stock Exchange, Mumbai;
popularly called The Bombay Stock Exchange, or "BSE") is the oldest stock exchange in Asia. BSE replaced its open outcry system with the BSE On-line
Trading facility in 1995. BSE also introduced the world's first centralized exchange based Internet trading system, BSEWEBx.com. Any investor anywhere in the world can trade on this BSE platform. The securities traded on the BSE include equity, debt and derivatives. The securities may be of any public limited company, central or state government, quasi-governmental and other financial institutions and corporations. Fixed-income securities can be issued by almost any legal entity like central and state governments, public bodies, statutory corporations, banks and institutions and corporate bodies.
Derivatives include index futures, index options, stock futures, stock options and weekly options. The Inter-connected Stock Exchange of India Limited is another national stock exchange. It has been promoted by the 14 regional stock exchanges throughout India and provides trading, clearing, settlement, risk management and surveillance support to its traders and dealers. The National
Stock Exchange of India is one of the largest stock markets in India. The total free float market capitalization of the Indian equity markets was approximately
US$284 billion as of September 30, 2007.

India's chief industries are textiles, jute, processed food, steel, machinery, transport equipment, cement, aluminum, fertilizers, mining, petroleum, chemicals and computer software. Its chief imports consist of petroleum, machinery and transport equipment, electronic goods, edible oils, fertilizers, chemicals, gold, textiles, iron and steel.

China. The People's Republic of China has three main stock exchanges: The
Shenzhen Stock Exchange, the Shanghai Stock Exchange and the Hong Kong Stock
Exchanges and Clearing Limited. The Shanghai Stock Exchange ("SSE") is the
largest in mainland China, followed by the Shenzhen Stock Exchange. The securities on these exchanges include the three main categories of stocks, bond and funds. Bonds traded on exchanges include treasury bonds (T-bills), corporate bonds and convertible corporate bonds. The SSE T-bills market is the most active of its kind in China. Two types of stocks are issued on the SSE: A shares and B shares. A shares are priced in the local Renminbi yuan currency while B shares are quoted in U.S. dollars. Initially, trading in A shares was restricted to domestic investors while B shares were available to both domestic
(since 2001) and foreign investors, but since December 2002, foreign investors are allowed (with limitations) to trade in A shares under the Qualified Foreign
Institutional Investor (QFII) system. The Hong Kong Stock Exchanges and
Clearing Limited is the stock exchange of Hong Kong and is the holding company of the Stock Exchange of Hong Kong Limited, Hong Kong Futures Exchange Limited
and Hong Kong Securities Clearing Company Limited. The total free float market capitalization of the Chinese equity markets was approximately US$632 billion as of September 30, 2007.

China's chief industries are mining and ore processing, iron; steel, aluminum, coal, machinery, textiles and apparel, armaments, petroleum, cement, chemicals, fertilizers, consumer products including footwear, toys, and electronics, automobiles and other transportation equipment including rail cars and locomotives, ships, and aircraft, and telecommunications. Its chief imports consist of electronics, machinery, petroleum products, chemicals and steel.

The Chilean Equity Markets

General Background. The Santiago Stock Exchange (Bolsa de Comercio de Santiago)
is Chile's main stock exchange. The exchange trades in stocks, bonds, investment funds, stock options, futures, gold and silver coins minted by the
Banco Central de Chile, and U.S. dollars on Telepregon, its electronic platform. In addition, the Electronic Stock Exchange of Chile (Bolsa
Electronica de Chile), founded in 1989, trades equities, debt, short-term securities, currencies and metals. The total free float market capitalization of the Chilean equity markets was approximately US$49 billion as of
September 30, 2007.

Chile's chief industries are copper, fishmeal, fruits, wood products, paper products and fish. Its chief imports consist of consumer goods, chemicals, motor vehicles, fuels, electrical machinery, heavy industrial machinery and food.

The Japanese Equity Markets

General Background. The Japanese stock market began with the establishment of the Tokyo Stock Exchange Company Ltd in 1878. Japan now has five stock exchanges (Tokyo, Osaka, Nagoya, Fukuoka and Sapporo) and an over-the-counter market. Japan is second only to the United States in aggregate stock market capitalization. Although foreign investors play a significant role in Tokyo, the trend of the market is set by the domestic investor. The Securities and
Exchange Surveillance Commission was established in July 1992 within the ambit of the Ministry of Finance in order to ensure compliance with rules set within the securities and financial futures markets. The total market capitalization of the Japanese equity markets was approximately US$3.3 trillion as of
September 30, 2007.

Japan's chief industries are among the world's largest and technologically advanced producers of motor vehicles, electronic equipment, machine tools, steel and nonferrous metals, ships, chemicals, textiles and processed foods.
Its chief imports consist of machinery and equipment, fuels, foodstuffs, chemicals, textiles and raw materials. Japan's chief exports consist of motor vehicles, semiconductors, office machinery and chemicals.

The MSCI Indexes Generally

The MSCI indexes were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the indexes in
1986. In November 1998, Morgan Stanley transferred all rights to the MSCI indexes to MSCI, Inc. ("MSCI"), a Delaware corporation of which Morgan Stanley is the majority owner and The Capital Group of Companies, Inc. is the minority shareholder. The MSCI single country standard equity indexes have covered the world's developed markets since 1969, and in 1988 MSCI commenced coverage of emerging markets.

Local stock exchanges traditionally calculated their own indexes which were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology to all markets for all single country standard equity indexes, developed and emerging.

MSCI has begun implementing enhancements to the methodology of its current indexes, the MSCI Standard Indexes and the MSCI Small Cap Indexes. MSCI is
expanding the number of securities included in these indexes, eliminating industry sector classifications in favor of market capitalization size segmentation and eliminating overlapping market capitalization size segmentation among its indexes. These enhancements are being phased in over two stages: 50% of the transition was completed on November 30, 2007 and the remaining transition is expected to be completed on May 30, 2008. MSCI has also combining its MSCI Standard Indexes and MSCI Small Cap Indexes to form the MSCI
Global Investable Market Indexes (the "MSCI GIMI"). The MSCI Global Standard
Indexes of the MSCI GIMI, which include the MSCI Global Large Cap Indexes and
MSCI Global Mid-Cap Indexes, are intended to cover all investable large and mid-cap securities and include approximately 85% of each market's free float-adjusted market capitalization. The MSCI Global Small Cap Indexes of the
MSCI GIMI are intended to cover all companies with a market capitalization smaller than that of the companies in the MSCI Global Standard Indexes and include an additional 14% coverage of each market's free-float adjusted market capitalization. The Underlying Index of the MSCI BRIC Index Fund is an index of the MSCI Standard Indexes. In order to minimize short-term portfolio turnover during the period prior to May 30, 2008, BGFA intends to manage the Fund toward the enhanced MSCI Standard Index. The Underlying Index of the iShares MSCI
Chile Investable Market Index Fund is an index of the MSCI GIMI. The Underlying
Index of the iShares MSCI Japan Small Cap Index Fund at its inception will be an index of the MSCI Global Small Cap Indexes.

Following are descriptions of the MSCI Standard Indexes and the MSCI GIMI.

MSCI Standard Equity Indexes

Weighting. All single-country MSCI Standard indexes are free-float weighted,
i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as a total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. MSCI's Standard indexes generally seek to include 85% of the free float-adjusted market capitalization of a country's stock market represented in each industry group of each country.

Regional Weights. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets.

Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe, (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors,
(iii) classifying the universe of securities under the Global Industry
Classification Standard (the "GICS") and (iv) selecting securities for inclusion according to MSCI's index construction rules and guidelines.

   (i) Defining the Equity Universe. The current index construction process starts at the country level with the identification of all listed securities for that country. MSCI currently creates international equity country indexes for 48 countries. In general, companies and their respective securities are classified as belonging to the country in which they are incorporated. This allows securities to be sorted distinctly by country. All listed equity securities and listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the universe. Shares of non-domiciled companies generally are not eligible for inclusion in the universe.

   (ii) Adjusting the Total Market Capitalization of Securities in the Equity
   Universe for Free Float. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe using publicly available information. The process of free float adjusting market capitalization involves: (i) defining and estimating the free float available to foreign investors for each security, using
   MSCI's definition of free float, (ii) assigning a free float-adjustment factor to each security and (iii) calculating the free float-adjusted market capitalization of each security.

   (iii) Classifying Securities under the GICS. All securities in the equity universe are also assigned to an industry-based hierarchy, the GICS. This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI's objective of broad industry representation in its indexes.

   (iv) Selecting Securities for Index Inclusion. MSCI targets an 85% free float-adjusted market representation level in each industry group of each industry group, within each country. The security selection process within each industry group is based on the analysis of: (i) each company's business activities and the diversification that its securities would bring to the index, (ii) the size (based on free float-adjusted market capitalization)
   and liquidity of securities of the company and (iii) the estimated free float for the company and its individual share classes. MSCI targets for inclusion the largest and most liquid securities in an industry group. MSCI generally does not consider securities with inadequate liquidity or securities that do not have an estimated free float greater than 15% unless exclusion of the security of a large company would compromise the index's ability to fully and fairly represent the characteristics of the underlying market. In its Small Cap Index Series, MSCI targets 40% of the full market capitalization of the eligible small cap universe in each industry group, of each country.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float (e.g., shares held by strategic shareholders such as governments, corporations, controlling shareholders and management); and (ii) limits on share ownership by foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

Additions and Deletions. Potential additions to the indexes are analyzed with respect to their industry group and sub-industry group in order to represent a wide range of economic and business activities. In assessing deletions, it is important that indexes represent the full investment cycle, including both bull and bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalization, and/or declining liquidity, and yet are not be deleted because they continue to be good representatives of their industry group.

As a general policy, changes in number of shares are coordinated with changes in the inclusion factors to accurately reflect the investability of the underlying securities.

MSCI Global Investable Market Indexes

Weighting. All single-country indexes of the MSCI GIMI are free-float weighted,
i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. MSCI's single country global investable market equity indexes generally seek to include 99% of the free float-adjusted market capitalization of a country's stock market.

Regional Weights. Market capitalization weighting, combined with a consistent target of 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except in the developed markets of Europe, where all markets are aggregated into a single market for index construction purposes. Individual country indexes of the developed markets within the MSCI
GIMI Europe Index are derived from the constituents of the MSCI GIMI Europe
Index.

Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe, (ii) determining the market investable equity universe for each market, (iii) determining market capitalization size segments for each market and (iv) applying index continuity rules for the standard index.

   (i) Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI Global Index Series. Of these countries, 23 are classified as developed markets and 25 as emerging markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

   (ii) Determining the Equity Universe in Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in the equity universe of that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.

   (iii) Determining Market Capitalization Size Segments for Each Market. In
   each market MSCI creates an Investable Market Index, Standard Index, Large
   Cap Index, Mid Cap Index and Small Cap Index. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:

       1. Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index.

       2. Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.

   (iv) Index Continuity Rules for the Standard Index. In order to achieve index continuity, as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developing market Standard Index and a minimum number of three constituents will be maintained for an emerging market
   Standard Index.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

Price and Exchange Rates

Prices. The prices used to calculate all MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

Exchange Rates. MSCI currently uses the foreign exchange rates published by WM
Reuters at 4:00 p.m., London time. MSCI uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m., London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the
Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI uses these rates to calculate the mid-point to five decimal places.

MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM
Reuters rate is believed not to be representative for a given currency on a particular day.

Changes to the Indexes. The MSCI indexes are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets.
In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects including: (i) additions to, and deletions from, the indexes; (ii) changes in number of shares; and (iii) changes in inclusion factors as a result of updated free float estimates.

Index maintenance can be described by three broad categories of changes:

    .  Annual full country index reviews, conducted on a fixed annual timetable, that systematically re-assess the various dimensions of the equity universe for all countries;

    .  Quarterly index reviews, aimed at promptly reflecting other significant market events; and

    .  Ongoing event-related changes, such as mergers and acquisitions, which generally are implemented in the indexes as they occur.

Potential changes in the status of countries (stand-alone, emerging, and developed) are normally implemented in one or more phases at the regular annual full country index review and quarterly index review dates.

The annual full country index review for all the MSCI single country standard international equity indexes is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs only on three dates throughout the year: as of the close of the last business day of February,
August and November. Any single country indexes may be impacted at the quarterly index review. MSCI Index additions and deletions due to quarterly index rebalancing are generally announced at least two weeks in advance.

Investment Limitations

The Board has adopted as a non-fundamental policy the investment objective of each Fund. Therefore, each Fund may change its investment objective and its
Underlying Index without a shareholder vote. The Board has adopted as fundamental policies the Funds' investment restrictions numbered one through six below. The restrictions for a Fund cannot be changed without the approval of the holders of a majority of such Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940
Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy and (b) more than 50% of outstanding voting securities of the fund.

Each Fund will not:

1. Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying
   Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S.
   government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

   To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33/ 1//3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent each
   Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund, as non-fundamental policies, will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.

BGFA monitors the liquidity of restricted securities in each Fund's portfolio.
In reaching liquidity decisions, BGFA considers the following factors:

    .  The frequency of trades and quotes for the security;

    .  The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

    .  Dealer undertakings to make a market in the security; and

    .  The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Each Fund has adopted a non-fundamental investment policy in accordance with
Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least
80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities, and ADRs based on securities, in a Fund's
Underlying Index. Each Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Funds on an ongoing basis, at any point a
"distribution," as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the
Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters"
but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on a Listing Exchange is satisfied by the fact that the prospectus is available at such Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Directors and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Master Investment Portfolio ("MIP"), Barclays
Founder Investment Trust ("BFIT") and Barclays Global Investors Funds ("BGIF"),
each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director also serves as a Trustee for iShares Trust and, as a result, oversees a total of 147 Funds within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and, as a result, oversees an additional 24 portfolios within the fund complex. The address of each Director and officer, unless otherwise indicated, is c/o
Barclays Global Investors, N.A., 400 Howard Street, San Francisco, CA 94105.
The Board has designated George G.C. Parker as its Lead Independent Director.

                                                         Principal Occupation(s) During the   Other Directorships Held by
Name (Year of Birth)                  Position                     Past 5 Years                         Director
--------------------         --------------------------- ----------------------------------  -------------------------------
Interested Directors

*Lee T. Kranefuss            Director, Chairman,           Chief Executive Officer,          Trustee (since 2003) of
(1961)                       and President (since 2003)    iShares Intermediary and          iShares Trust; Trustee (since
                                                           Markets Group of BGI (since       2001) of BGIF and MIP;
                                                           2005); Chief Executive            Director (since 2003) of BGI
                                                           Officer of the Intermediary       Cayman Prime Money Market
                                                           Investor and Exchange             Fund, Ltd.
                                                           Traded Products Business of
                                                           BGI (2003-2005); Director of
                                                           Barclays Global Fund
                                                           Advisors (since 2005);
                                                           Director, President and Chief
                                                           Executive Officer of Barclays
                                                           Global Investors
                                                           International, Inc. (since
                                                           2005); Director and Chairman
                                                           of Barclays Global Investors
                                                           Services (since 2005); Chief
                                                           Executive officer of the
                                                           Individual Investor Business
                                                           of BGI (1999-2003).

*John E. Martinez            Director (since 2003)         Co-Chief Executive Officer of
(1962)                                                     Global Index and Markets          Trustee (since 2003) of
                                                           Group of BGI (2001-2003);         iShares Trust; Director (since
                                                           Chairman of Barclays Global       2005) of Real Estate Equity
                                                           Investors Services (2000-         Exchange.
                                                           2003); Chief Executive
                                                           Officer of Capital Markets
                                                           Group of BGI (1996-2001).
--------
*   Lee T. Kranefuss and John E. Martinez are deemed to be "interested persons"
    (as defined in the 1940 Act) of the Company due to their affiliations with
    BGFA, the Funds' investment adviser, BGI, the parent company of BGFA, and
    Barclays Global Investors Services, an affiliate of BGFA and BGI.

                                                      Principal Occupation(s) During the    Other Directorships Held by
Name (Year of Birth)              Position                      Past 5 Years                         Director
--------------------     ---------------------------- ----------------------------------  --------------------------------
Independent Directors

George G.C. Parker       Director (since 2000);        Dean Witter Distinguished          Trustee (since 2002) of iShares
(1939)                   Lead Independent Director     Professor of Finance, Emeritus,    Trust; Director (since 1996) of
                         (since 2006)                  Stanford University: Graduate      Continental Airlines, Inc.;
                                                       School of Business                 Director (since 1995) of
                                                       (since 1994).                      Community First Financial
                                                                                          Group; Director (since 1999) of
                                                                                          Tejon Ranch Company;
                                                                                          Director (since 2004) of
                                                                                          Threshold Pharmaceuticals;
                                                                                          Director (since 2007) of
                                                                                          NETGEAR, Inc.

Cecilia H. Herbert       Director (since 2005)         Member of Finance Council          Trustee (since 2005) of
(1949)                                                 (1999-2006) and Chair of           iShares Trust
                                                       Investment Committee (1994-
                                                       2005), Archdiocese of San
                                                       Francisco; Director (since
                                                       1998) and President (since
                                                       2007) of the Board of
                                                       Directors, Catholic Charities
                                                       CYO; Trustee (2004-2005) of
                                                       Pacific Select Funds; Trustee
                                                       (1992-2003) of the
                                                       Montgomery Funds; Trustee
                                                       (since 2005) and Chair of
                                                       Finance and Investment
                                                       Committees (since 2006) of the
                                                       Thacher School.

Charles A. Hurty         Director (since 2005)         Retired; Partner, KPMG, LLP        Trustee (since 2005) of iShares
(1943)                                                 (1968-2001).                       Trust; Director (since 2002) of
                                                                                          GMAM Absolute Return
                                                                                          Strategy Fund (1 portfolio);
                                                                                          Director (since 2002) of
                                                                                          Citigroup Alternative
                                                                                          Investments Multi-Adviser
                                                                                          Hedge Fund Portfolios LLC (1
                                                                                          portfolio); Director (since
                                                                                          2005) of CSFB Alternative
                                                                                          Investments Fund (6
                                                                                          portfolios).

John E. Kerrigan         Director (since 2005)         Chief Investment Officer,          Trustee (since 2005) of iShares
(1955)                                                 Santa Clara University             Trust; Member (since 2004) of
                                                       (since 2002); Managing             Advisory Council for
                                                       Director, Merrill Lynch            Commonfund Distressed Debt
                                                       (1994-2002).                       Partners II.

Robert H. Silver         Director (since March 2007)   President and Co-Founder of        Trustee (since March 2007) of
(1955)                                                 The Bravitas Group, Inc.           iShares Trust; Director and
                                                       (since 2006); Member, Non-         Member (since 2006) of the
                                                       Investor Advisory Board of         Audit and Compensation
                                                       Russia Partners II, LP (since      Committee of EPAM Systems,
                                                       2006); President and Chief         Inc.
                                                       Operating Officer (2003-2005)
                                                       and Director (1999-2005) of
                                                       UBS Financial Services, Inc.;
                                                       President and Chief Executive
                                                       Officer of UBS Services USA,
                                                       LLC (1999-2005); Managing
                                                       Director, UBS America, Inc.
                                                       (2000-2005); Director and
                                                       Chairman of the YMCA of
                                                       Greater NYC (since 2001);
                                                       Broadway Producer
                                                       (since 2006).

                                                                 Principal Occupation(s) During the
Name (Year of Birth)                Position                               Past 5 Years
--------------------  -------------------------------------- -------------------------------------------
Officers

Michael A. Latham                                            Head of Americas iShares (since 2007);
(1965)                                                       Chief Operating Officer of the
                      President (since 2007)                 Intermediary Investors and Exchange
                                                             Traded Products Business of BGI (since
                                                             2003-2007); Director of Mutual Fund
                                                             Delivery in the U.S. Individual Investor
                                                             Business of BGI (1999-2003).

Geoffrey D. Flynn                                            Director, Mutual Fund Operations, BGI
(1956)                                                       (since 2007); President, Van Kampen
                      Treasurer and Chief Financial Officer  Investors Services (2003-2007);
                      (since 2007)                           Managing Director, Morgan Stanley
                                                             (2002-2007); President, Morgan Stanley
                                                             Trust, FSB (2002-2007).

Eilleen M. Clavere                                           Head of Legal Administration-- IIB, BGI
(1952)                                                       (since 2006); Legal Counsel and Vice
                      Secretary (since 2007)                 President of Atlas Funds, Atlas Advisers,
                                                             Inc. and Atlas Securities, Inc. (2005-
                                                             2006); Counsel, Kirkpatrick & Lockhart
                                                             LLP (2001-2005).

Ira P. Shapiro
(1963)                                                       Associate General Counsel, BGI (since
                      Vice President and Chief Legal         2004); First Vice President, Merrill Lynch
                      Officer (since 2007)                   Investment Managers (1993-2004).

Amy Schioldager                                              Head of U.S. Indexing, BGI (since 2006);
(1962)                                                       Head of Domestic Equity Portfolio
                      Executive Vice President (since 2007)  Management, BGI (2001-2006).

H. Michael Williams                                          Head, Global Index and Markets Group,
(1960)                                                       BGI (since January 2006); Global Head
                      Executive Vice President (since 2007)  of Securities Lending, BGI (2002-2006).

Patrick O'Connor                                             Head of iShares Portfolio Management,
(1967)                                                       BGI (since 2006); Senior Portfolio
                      Vice President (since 2007)            Manager, BGI (since 1999).

Lee Sterne                                                   Senior Portfolio Manager, BGI (since
(1965)                                                       2004); Portfolio Manager, BGI (2001-
                      Vice President (since 2007)            2004).

Matt Tucker                                                  Head of U.S. Fixed Income Investment
(1972)                                                       Solutions, BGI (since 2005); Fixed
                      Vice President (since 2007)            Income Investment Strategist, BGI (2003-
                                                             2005);
                                                             Fixed Income Portfolio Manager, BGI
                                                             (1997-2003).

The following table sets forth, as of December 31, 2006, the dollar range of equity securities beneficially owned by each Director in the Funds and in other registered investment companies overseen by the Director within the same family of investment companies as the Company:

                                                                     Aggregate Dollar Range of
                                                                     Equity Securities in all
                                                                       Registered Investment
                                                  Dollar Range of      Companies Overseen by
                                                  Equity Securities    Trustee in Family of
Name of Director         Name of Index Fund         in the Fund        Investment Companies
----------------    ----------------------------- -----------------  -------------------------
Lee T. Kranefuss    iShares Lehman 1-3 Year       $50,001-$100,000         Over $100,000
                    Treasury Bond
                    iShares Russell 3000           Over $100,000
                    iShares iBoxx $Investment     $10,001-$50,000
                    Grade Corporate Bond
                    iShares Dow Jones Select      $10,001-$50,000
                    Dividend

John E. Martinez    iShares MSCI EAFE              Over $100,000           Over $100,000
                    iShares Russell 1000           Over $100,000
                    iShares Russell 1000 Value     Over $100,000
                    iShares Russell 2000           Over $100,000
                    iShares S&P 500                Over $100,000           Over $100,000

George G.C. Parker  iShares Dow Jones Select       Over $100,000
                    Dividend
                    iShares FTSE/Xinhua China 25   Over $100,000
                    iShares iBoxx $ Investment     Over $100,000
                    Grade Corporate Bond
                    iShares Lehman 1-3 Year          $1-$10,000
                    Treasury Bond
                    iShares MSCI EAFE              Over $100,000
                    iShares MSCI Emerging          Over $100,000
                    Markets
                    iShares MSCI Mexico            Over $100,000
                    Investable Market
                    iShares Russell 1000 Value     Over $100,000
                    iShares Russell 2000          $50,001-$100,000
                    iShares Russell 2000 Value     Over $100,000
                    iShares S&P 100                Over $100,000
                    iShares S&P 500                Over $100,000
                    iShares S&P 500 Growth        $10,001-$50,000
                    iShares S&P 500 Value          Over $100,000
                    iShares S&P Midcap 400 Value   Over $100,000
                    iShares S&P Global 100        $10,001-$50,000

Cecilia H. Herbert  iShares MSCI Hong Kong        $10,001-$50,000          Over $100,000
                    iShares MSCI Japan            $10,001-$50,000
                    iShares Dow JonesConsumer     $10,001-$50,000
                    Goods Sector
                    iShares FTSE/Xinhua China 25  $10,001-$50,000
                    iShares S&P 500                Over $100,000

Charles A. Hurty    iShares S&P 500 Index         $10,001-$50,000          Over $100,000
                    iShares FTSE/Xinhua China 25  $10,001-$50,000
                    iShares Dow Jones Financial   $10,001-$50,000
                    Sector
                    iShares Dow Jones U.S. Energy $10,001-$50,000
                    Sector
                    iShares Dow Jones U.S.        $10,001-$50,000
                    Technology Sector
                    iShares MSCI EAFE             $10,001-$50,000
                    iShares MSCI Japan            $10,001-$50,000

John E. Kerrigan    iShares Russell 1000           Over $100,000           Over $100,000
                    iShares MSCI Japan             Over $100,000
                    iShares MSCI Pacific ex-Japan  Over $100,000
                    iShares MSCI EAFE              Over $100,000

                                                                 Aggregate Dollar Range of
                                                                 Equity Securities in all
                                                                   Registered Investment
                                              Dollar Range of      Companies Overseen by
                                              Equity Securities    Trustee in Family of
Name of Director      Name of Index Fund        in the Fund        Investment Companies
----------------  --------------------------- -----------------  -------------------------
Robert H. Silver  iShares Russell 2000 Index   Over $100,000           Over $100,000
                  iShares MSCI EAFE Index     $10,001-$50,000

As of December 31, 2006, none of the Directors who are not interested persons
(as defined in the 1940 Act) of the Company ("Independent Directors") or their immediate family members owned beneficially or of record any securities of BGFA
(the Funds' investment adviser), the Distributor or any person controlling, controlled by or under control with BGFA or the Distributor.

Committees of the Board of Directors. Each Independent Director serves on the
Audit Committee and Nominating and Governance Committee of the Board. The
purposes of the Audit Committee are to assist the Board (i) in its oversight of the Company's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Company;
(ii) in its oversight of the Company's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement);
and (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Company's accounting and financial reporting, internal controls and independent audits;
and (vi) to assume such other responsibilities as may be delegated by the
Board. The Audit Committee met four times during the calendar year ended
December 31, 2006.

The Nominating and Governance Committee nominates individuals for Independent
Director membership on the Board. The Nominating and Governance Committee
functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an
Independent Director; (ii) recommending to the Board and current Independent
Director the nominee(s) for appointment as an Independent Director by the Board and current Independent Director and/or for election as Independent Director by shareholders to fill any vacancy for a position of Independent Director (s) on the Board; (iii) recommending to the Board and current Independent Directors the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current
Independent Director to the Board and current Independent Directors to serve as
Lead Independent Director; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the
Independent Directors for their services as Directors and members or chairpersons of committees of the Board, Lead Independent Director, Chairperson
of the Board and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee is not required to consider nominees for the Board who are recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity).

The Nominating and Governance Committee is comprised of all members of the
Board that are Independent Director. The Nominating and Governance Committee
met three times during the calendar year ended December 31, 2006.

Remuneration of Directors. The Company pays each Independent Director and John
Martinez, an Interested Director, an annual fee of $75,000 for meetings of the
Board attended by the Director; also the Company pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee, and George G. C. Parker an annual fee of $25,000 for service as the Board's
Lead Independent Director. During the period January 1, 2006 through
December 31, 2006, the Company paid each Independent Director and John
Martinez, an Interested Director, an annual fee of $60,000 for meetings of the
Board attended by the Director; also the Company paid Charles Hurty an annual fee of $12,500 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's
Lead Independent Director. The Company also reimburses each Director for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Interested Director for the calendar year ended December 31, 2006:

                                             Pension or
                                             Retirement
                              Aggregate   Benefits Accrued   Estimated           Total
                             Compensation        As           Annual         Compensation
                               from the    Part of Trust   Benefits Upon     From the Fund
Name of Interested Director    Company      Expenses/ 1/   Retirement/ 1/ and Fund Complex/ 2/
---------------------------  ------------ ---------------- -------------- -------------------
   Lee T. Kranefuss/ 3/        $     0     Not Applicable  Not Applicable      $      0
   John E. Martinez            $60,000     Not Applicable  Not Applicable      $120,000
--------
/1/  No Director or officer is entitled to any pension or retirement benefits from the Company
/2/  Includes compensation for service on the Board of Trustees of iShares
     Trust.
/3/  Lee T. Kranefuss was not compensated by the Company due to his employment with BGI during the time period reflected in the table.

The table below sets forth the compensation paid to each Independent Director for the calendar year ended December 31, 2006:

                                                  Pension or
                                                  Retirement
                                   Aggregate   Benefits Accrued   Estimated           Total
                                  Compensation        As           Annual         Compensation
                                    from the    Part of Trust   Benefits Upon     From the Fund
Name of Independent Director/ 1/    Company      Expenses/ 2/   Retirement/ 2/ and Fund Complex/ 3/
-------------------------------   ------------ ---------------- -------------- -------------------
     Richard K. Lyons/ 4/           $50,869     Not Applicable  Not Applicable      $154,413/ 5/
     George G. C. Parker            $85,000     Not Applicable  Not Applicable      $170,000
     W. Allen Reed/ 6/              $36,250     Not Applicable  Not Applicable      $ 72,500
     Charles A. Hurty               $66,250     Not Applicable  Not Applicable      $132,500
     John E. Kerrigan               $60,000     Not Applicable  Not Applicable      $120,000
     Cecilia H. Herbert             $60,000     Not Applicable  Not Applicable      $120,000
--------
/1/  Compensation is not shown for Robert H. Silver because he was appointed to serve as Independent Director of the Company effective March 9, 2007.
/2/  No Director or officer is entitled to any pension or retirement benefits from the Company.
/3/  Includes compensation for service on the Board of Trustees of iShares
     Trust.
/4/  Served as Director through November 6, 2006.
/5/  Includes compensation as Trustee for BGIF and MIP, investment companies with 24 funds also advised by BGFA and/or for which BGFA provides administration services.
/6/  Served as Director through June 30, 2006.

The Directors and officers of the Company do not own any outstanding shares of the Funds subject to this SAI as of the date hereof.

Control Persons and Principal Holders of Securities. Ownership information is not provided for the Funds as they had not commenced operations as of the date of this SAI.

Investment Adviser. BGFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Company and BGFA. BGFA is a
California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.
Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Company and the investment of each Fund's assets.
BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Pursuant to the Investment Advisory Agreement, BGFA is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses. For its investment management services to the Funds, BGFA is paid a management fee at the annual rates (as a percentage of the Fund's average net assets) set forth below.

For its investment advisory services to the iShares MSCI BRIC Index Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI All Country Asia ex Japan Index
Fund and iShares MSCI Emerging Markets Index Fund, which are offered in separate SAIs) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion. For its investment advisory services to the iShares MSCI Chile Investable Market Index
Fund, BGFA is entitled to receive a management fee from the Fund based on the
Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund,
iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South
Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan
Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI
Turkey Investable Market Index Fund, which are offered in separate SAIs) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.
For its investment advisory services to the iShares MSCI Japan Small Cap Index
Fund, BGFA is entitled to receive a management fee from the Fund based on the
Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund,
iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium
Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU
Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund,
iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI
Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico
Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index
Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares
MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI
United Kingdom Index Fund, which are offered in separate SAIs) as follows:
0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over
$11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days' notice, by the Board or by a vote of the holders of a majority of the applicable Fund's outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days' notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Company, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to a Fund or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Company without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Company. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed,
BGFA, or its affiliates, would consider performing additional services for the
Company. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

BGFA and/or BGI may pay certain broker-dealers and intermediaries for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. BGFA and/or BGI may also pay broker-dealers or intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange traded products in general. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts, which may be significant, are paid by BGFA and/or BGI from their own resources and not from the assets of the Funds.

Portfolio Managers. The individuals named as Portfolio Managers in the
Prospectus are also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts, as indicated in the table below as of October 31, 2007:

Diane Hsiung

Types of Accounts                                                        Number   Total Assets
-----------------                                                        ------ ----------------
Registered Investment Companies.........................................  124   $311,024,000,000
Other Pooled Investment Vehicles........................................    1   $    235,000,000
Other Accounts..........................................................    5   $  1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements...  N/A                N/A

Greg Savage

Types of Accounts                                                        Number   Total Assets
-----------------                                                        ------ ----------------
Registered Investment Companies.........................................  124   $311,024,000,000
Other Pooled Investment Vehicles........................................    1   $    235,000,000
Other Accounts..........................................................    6   $  1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements...  N/A                N/A

Each of the portfolios or accounts of which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that constitute those indexes or through a representative sampling of the securities that comprise those indexes based on objective criteria and data. The Portfolio
Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity

will be allocated equitably among those portfolios and accounts, including the
Funds, seeking such investment opportunity. As a consequence, from time to time the Funds may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Funds, the other portfolios or accounts of which the Portfolio
Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. Incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is a potential for a conflict-of-interest that may result in the Portfolio
Manager's favoring those portfolios or accounts with incentive-based fee arrangements.

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of October 31, 2007:

Diane Hsiung

                                               Number of
                                          Other Accounts with
                                           Performance Fees   Aggregate of
                                                Managed       Total Assets
                                          ------------------- ------------
      Registered Investment Companies....         N/A             N/A
      Other Pooled Investment Vehicles...         N/A             N/A
      Other Accounts.....................         N/A             N/A

Greg Savage

                                               Number of
                                          Other Accounts with
                                           Performance Fees   Aggregate of
                                                Managed       Total Assets
                                          ------------------- ------------
      Registered Investment Companies....         N/A             N/A
      Other Pooled Investment Vehicles...         N/A             N/A
      Other Accounts.....................         N/A             N/A

As of July 31, 2007, with respect to all iShares funds and other portfolios and/or accounts managed by the Portfolio Managers on behalf of BGFA, the
Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including but not limited to the
Portfolio Manager's title, scope of responsibilities, experience and knowledge.
Each Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager's business unit and an assessment of the
Portfolio Manager's individual performance. Each Portfolio Manager's salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with
BGFA. If a Portfolio Manager satisfied the requirements for being part of a
"select group of management or highly compensated employees (within the meaning of ERISA section 401(a))" as so specified under the terms of BGI's Compensation
Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays
Global Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the
Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of October 31, 2007, the Portfolio Managers beneficially owned shares of the
Funds in the amounts reflected in the following table:

Diane Hsiung

                                                                               Dollar Range
                                                   ---------------------------------------------------------------------
                                                                   $10,001 $50,001 to $100,001 to $500,001 to    over
Fund                                               None $1 to $10k to $50k   $100k       $500k    $1 million  $1 million
----                                               ---- ---------- ------- ---------- ----------- ----------- ----------
iShares MSCI BRIC Index Fund......................  X
iShares MSCI Chile Investable Market Index Fund...  X
iShares MSCI Japan Small Cap Index Fund...........  X

Greg Savage

                                                                               Dollar Range
                                                   ---------------------------------------------------------------------
                                                                   $10,001 $50,001 to $100,001 to $500,001 to    over
Fund                                               None $1 to $10k to $50k   $100k       $500k    $1 million  $1 million
----                                               ---- ---------- ------- ---------- ----------- ----------- ----------
iShares MSCI BRIC Index Fund......................  X
iShares MSCI Chile Investable Market Index Fund...  X
iShares MSCI Japan Small Cap Index Fund...........  X

Codes of Ethics. The Company, BGFA and the Distributor have adopted Codes of
Ethics pursuant to Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the
Funds. The Codes of Ethics are on public file with, and are available from, the
SEC.

Administrator, Custodian, and Transfer Agent. State Street Bank and Trust
Company ("State Street") serves as administrator and transfer agent for the
Funds. State Street's principal address is 200 Clarendon Street, Boston, MA
02116. Pursuant to an Administration Agreement with the Company, State Street provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Company and each
Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to a
Transfer Agency and Service Agreement with the Company, State Street acts as transfer agent for the Funds' authorized and issued shares of beneficial interest and as dividend disbursing agent of the Company. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

State Street serves as custodian for the Funds. Pursuant to the Custodian
Agreement with the Company, State Street maintains in separate accounts cash, securities and other assets of the Company and each Fund, keeps all necessary accounts and records, and provides other services. State Street is required, upon the order of the Company, to deliver securities held by State Street and to make payments for securities purchased by the Company for each Fund. Also, pursuant to a Delegation Agreement, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States.

Distributor. The Distributor's principal address is One Freedom Valley Drive,
Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Company pursuant to which it distributes shares of each Fund. The
Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section. Shares in less than Creation Units are not distributed by the Distributor. The
Distributor will deliver the Prospectus and, upon request, the SAI to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934
Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days prior written notice to the other party (i) by vote of a majority of the Independent
Directors or (ii) by vote of a majority of the outstanding voting securities
(as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the
1940 Act).

The Distributor may also enter into agreements with securities dealers
("Soliciting Dealers") who will solicit purchases of Creation Units of shares.
Such Soliciting Dealers may also be Authorized Participants (as defined below),
DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Index Provider. Each Fund is based upon a particular index compiled by MSCI.
MSCI is not affiliated with the Funds or with BGI or BGI's affiliates. Each
Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with MSCI. BGI has provided the applicable sub-licenses to the Funds without charge.

Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances.
BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Company has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BGFA may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BGFA may, from time to time, affect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover rates may vary from year to year as well as within a year.
High turnover rates may result in comparatively greater brokerage expenses.

Additional Information Concerning the Company

Capital Stock. The Company currently is comprised of 30 series that issue shares of common stock, par value $0.001 per share, referred to herein as the following funds: the iShares MSCI Australia Index Fund, the iShares MSCI
Austria Investable Market Index Fund, the iShares MSCI Belgium Investable
Market Index Fund, the iShares MSCI Brazil Index Fund, the MSCI BRIC Index
Fund, the iShares MSCI Canada Index Fund, the iShares MSCI Chile Investable
Market Index Fund, the iShares MSCI Emerging Markets Index Fund, the iShares
MSCI EMU Index Fund, the iShares MSCI France Index Fund, the iShares MSCI
Germany Index Fund, the iShares MSCI Hong Kong Index Fund, the iShares MSCI
Israel Capped Investable Market Index Fund, the iShares MSCI Italy Index Fund,
the iShares MSCI Japan Index Fund, the iShares MSCI Japan Small Cap Index Fund,
the iShares MSCI Malaysia Index Fund, the iShares MSCI Mexico Investable Market
Index Fund, the iShares MSCI Netherlands Investable Market Index Fund, the
iShares MSCI Pacific ex-Japan Index Fund, the iShares MSCI Singapore Index
Fund, the iShares MSCI South Africa Index Fund, the iShares MSCI South Korea
Index Fund, the iShares MSCI Spain Index Fund, the iShares MSCI Sweden Index
Fund, the iShares MSCI Switzerland Index Fund, the iShares MSCI Taiwan Index
Fund, the iShares MSCI Thailand Investable Market Index Fund, the iShares MSCI
Turkey Investable Market Index Fund and the iShares MSCI United Kingdom Index
Fund. Each of these funds has been issued as a separate class of capital stock.
In addition to the 30 funds listed above, the Company has authorized for issuance, but is not currently offering for sale to the public, two additional series of shares of common stock. The Board may designate additional series of common stock and

classify shares of a particular series into one or more classes of that series.
The Amended and Restated Articles of Incorporation confers upon the Board the power to establish the number of shares which constitute a Creation Unit or, by resolution, to restrict the redemption right to Creation Units.

Each share issued by a Fund has a pro rata interest in the assets of that Fund.
The Company is currently authorized to issue 16.35 billion shares of common stock. The following number of shares is currently authorized for each Fund:
the iShares MSCI Australia Index Fund, 127.8 million shares; the iShares MSCI
Austria Investable Market Index Fund, 100 million shares; the iShares MSCI
Belgium Investable Market Index Fund, 136.2 million shares; the iShares MSCI
Brazil Index Fund, 500 million shares; the iShares MSCI BRIC Index Fund, 500 million shares; the iShares MSCI Canada Index Fund, 340.2 million shares; the
iShares MSCI Chile Investable Market Index Fund, 200 million shares; the
iShares MSCI Emerging Markets Index Fund, 1 billion shares; the iShares MSCI
EMU Index Fund, 1 billion shares; the iShares MSCI France Index Fund, 340.2 million shares; the iShares MSCI Germany Index Fund, 382.2 million shares; the
iShares MSCI Hong Kong Index Fund, 250 million shares; the iShares MSCI Israel
Capped Investable Market Index Fund, 500 million; the iShares MSCI Italy Index
Fund, 63.6 million shares; the iShares MSCI Japan Index Fund, 2,124.6 million shares; the iShares MSCI Japan Small Cap Index Fund, 500 million shares; the
iShares MSCI Malaysia Index Fund, 300 million shares; the iShares MSCI Mexico
Investable Market Index Fund, 255 million shares; the iShares MSCI Netherlands
Investable Market Index Fund, 255 million shares; the iShares MSCI Pacific ex-Japan Index Fund, 1 billion shares; the iShares MSCI Singapore Index Fund,
300 million shares; the iShares MSCI South Africa Index Fund, 400 million shares; the iShares MSCI South Korea Index Fund, 200 million shares; the
iShares MSCI Spain Index Fund, 127.8 million shares; the iShares MSCI Sweden
Index Fund, 63.6 million shares; the iShares MSCI Switzerland Index Fund,
318.625 million shares; the iShares MSCI Taiwan Index Fund, 400 million shares;
the iShares MSCI Thailand Investable Market Index Fund, 200 million; the
iShares MSCI Turkey Investable Market Index Fund, 200 million; and the iShares
MSCI United Kingdom Index Fund, 934.2 million shares. Fractional shares will not be issued. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation. Shareholders are entitled to require the Company to redeem
Creation Units of their shares. The Articles of Incorporation confer upon the
Board the power, by resolution, to alter the number of shares constituting a
Creation Unit or to specify that shares of common stock of the Company may be individually redeemable.

Each share has one vote with respect to matters upon which a stockholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and the Maryland General Corporation Law; stockholders have no cumulative voting rights with respect to their shares. Shares of all funds vote together as a single class except that, if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Maryland law the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. The policy of the
Company is not to hold an annual meeting of stockholders unless required to do so under the 1940 Act. All shares of the Company (regardless of fund) have noncumulative voting rights for the election of Directors. Under Maryland law
Directors of the Company may be removed by vote of the stockholders.

Following the creation of the initial Creation Unit (s) of a fund and immediately prior to the commencement of trading in such fund's shares, a holder of shares may be a "control person" of the fund, as defined in the 1940
Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.

Shareholders may make inquiries by writing to the Company, c/o the Distributor,
SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and Directors of a fund and beneficial owners of 10% of the shares of such fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of
Section 16 of the 1934 Act and the SEC's rules promulgated thereunder.
Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Company or a Fund. The Company and its Funds may each be terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Company or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Company's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Company or a
Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Company may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC as Securities Depository for the Stocks of the Company. Stocks of each fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC
Participants, thereby eliminating the need for physical movement of securities'
certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the American Stock Exchange
and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly
(the "Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect
Participants and persons holding interests through DTC Participants and
Indirect Participants. Ownership of beneficial interests in iShares funds
(owners of such beneficial interests are referred to herein as "Beneficial
Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial
Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial
Owners is effected as follows. Pursuant to the Depositary Agreement between the
Company and DTC, DTC is required to make available to the Company upon request and for a fee to be charged to the Company a listing of the shares of each fund held by each DTC Participant. The Company shall inquire of each such DTC
Participant as to the number of Beneficial Owners holding shares of the Funds, directly or indirectly, through such DTC Participant. The Company shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such
Beneficial Owners. In addition, the Company shall pay to each such DTC
Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Company. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants'
accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by
DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Company has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Company at any time by giving reasonable notice to the Company and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Company shall take action either to find a replacement for
DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Units

Creation Units. The Company issues and redeems shares of each Fund only in
Creation Units. The following table sets forth the number of shares of each
Fund that constitute a Creation Units for such Fund and the value of such
Creation Units as of September 30, 2007:

                                                                   Value Per
                                                     Shares Per     Creation
 Fund                                               Creation Unit Unit ($U.S.)
 ----                                               ------------- ------------
 iShares MSCI BRIC Index Fund......................     50,000     $3,000,000
 iShares MSCI Chile Investable Market Index Fund...     50,000     $2,500,000
 iShares MSCI Japan Small Cap Index Fund*..........    100,000     $5,000,000
--------
*  Value of a Creation Unit for the Fund is as of December 1, 2007.

The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund of the Company, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines)
to an amount that falls outside the range deemed desirable by the Board.

Purchase and Issuance of Creation Units

General. The Company issues and sells shares of each Fund only in Creation
Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt on any Business Day (as defined below) of an order in proper form.

A "Business Day" with respect to each Fund is any day on which that Fund's
Listing Exchange is open for business. As of the date of this SAI, the Listing
Exchange observes the following holidays (as observed): New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed),
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Units of a fund, generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities"), constituting an optimized representation of the Fund's benchmark foreign securities index and the Cash Component computed as described below. However, the iShares MSCI Chile Investable Market
Index Fund is currently offered in its iShares Creation Units solely for cash, and the iShares MSCI BRIC Index Fund is currently offered in its iShares
Creation Units partially for cash. Together, the Deposit Securities and the
Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for shares of any Fund of the Company.
The Cash Component is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the Fund and (y) the "Deposit Amount" which is the market value (per Creation Unit) of the securities deposited with the
Company and serves to compensate for any differences between the NAV per
Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the
Deposit Securities shall be the sole responsibility of the Authorized
Participant that purchased the Creation Unit.

BGFA, through the NSCC, makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m.,
Eastern time), the list of the names and the required number of shares (subject to possible amendments or corrections) of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous
Business Day). Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of iShares of a given Fund until such time as the next-announced composition of the Fund Deposit composition is made available.

The identity and number of shares of the Deposit Securities changes pursuant to changes in the composition of a Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the
Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund's Underlying Index.

The Company reserves the right to permit or require the substitution of a "cash in lieu" amount to be added to the Cash Component to replace any Deposit
Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing
Process (discussed below). The Company also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized
Participant would result in the disposition of the Deposit Security by the
Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, on each Business Day the Cash
Component effective through and including the previous Business Day, per outstanding Creation Unit of each Fund, will be made available.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized
Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an
Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant
Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Company does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC
Participants that have international capabilities. A list of current Authorized
Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit of shares, the
Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of the Funds. The Distributor will notify BGFA and State Street as custodian of the Funds of such order. The Custodian will then provide such information to the appropriate subcustodian. For each Fund, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the
Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Company. Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the
Distributor by the cut-off time on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Company, immediately available or same day funds estimated by the Company to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. For the iShares MSCI Japan Small Cap
Index Fund, an Authorized Participant must submit an irrevocable purchase before 4:00 p.m., (Eastern time), on any Business Day in order to receive that day's NAV. For the iShares MSCI BRIC Index Fund and iShares MSCI Chile
Investable Market Index Fund, an Authorized Participant must submit an irrevocable order to purchase shares of the Funds by 3:00 p.m., Eastern time, on any Business Day in order to receive that day's NAV. Orders to purchase shares of the Funds will not be accepted on the Business Day (other than a weekend) when the equity markets in any foreign market applicable to the Fund for which the consideration for the creation order is cash are closed. The
Distributor in its discretion may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the applicable Listing Exchange is not open for business) via communication through the facilities of the Distributor's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Company, will be processed based on the NAV next determined after such acceptance, in accordance with the Company's standard cut-off times as provided in the Authorized Participant Agreement and disclosed in this SAI.

Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the
Company are in place for payment of the Cash Component and any other cash amounts which may be due, the Company will accept the order, subject to its right (and the right of the Distributor and BGFA) to reject any order until acceptance.

Once the Company has accepted an order, upon next determination of the NAV of the shares, the Company will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Company reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of any Fund if
(a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (b) the
Deposit Securities delivered are not as specified by BGFA, as described above;
(c) acceptance of the Deposit Securities would have certain adverse tax consequences to a Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance of the Fund Deposit would otherwise, in the discretion of the Company or BGFA, have an adverse effect on the Company or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Company, the Distributor and BGFA make it for all practical purposes impossible to process purchase orders. The
Company shall notify a prospective purchaser of its rejection of the order of such person. The Company and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund
Deposits nor shall either of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of a Fund will not be issued until the transfer of good title to the
Company of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required securities included in the Fund Deposit (or the cash value thereof)
have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Investment Adviser shall be notified of such delivery, and the Company will issue and cause the delivery of the
Creation Unit. Creation Units of the iShares MSCI BRIC Index Fund and iShares
MSCI Japan Small Cap Index Fund are typically issued on a "T+3" basis (i.e., three Business Days after trade date) and Creation Units of the iShares MSCI
Chile Investable Market Index Fund are typically issued on a "T+2" basis.
However, as discussed in Appendix A, each Fund reserves the right to settle
Creation Unit transactions on a basis other than T+3 (or T+2, in the case of the iShares MSCI Chile Investable Market Index Fund) in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by an Authorized Participant's agreement with the
Distributor, the Company will issue Creation Units to such Authorized
Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the
Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 110%, which BGFA may change from time to time, of the value of the missing Deposit
Securities in accordance with the Company's then-effective procedures. The only collateral that is acceptable to the Company is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Company. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant.
Information concerning the Company's current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized
Participant Agreement will permit the Company to buy the missing Deposit
Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units of the same trade date. In these instances, the Company reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Company, and the Company's determination shall be final and binding.

Cash Purchase Method. Although the Company does not ordinarily permit cash purchases of Creation Units of iShares funds, Creation Units of the iShares
MSCI Chile Investable Market Index Fund are currently offered only for cash and
Creation Units of the iShares MSCI BRIC Index Fund are currently offered partially for cash. Purchases of the Funds will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the
Company's brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed

purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit
Securities. The transaction fees for in-kind and cash purchases of Creation
Units are described below.

Purchase Transaction Fee. A purchase transaction fee payable to the Company is imposed to compensate the Company for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units. Purchasers of
Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Company permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit
Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of
Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time.
Investors are also responsible for payment of the costs of transferring the
Deposit Securities to the Company:

                                                                  Maximum Additional
                                                    In-kind and   Variable Charge for
Fund                                               cash purchases   Cash Purchases*
----                                               -------------- -------------------
iShares MSCI BRIC Index Fund......................     $5,900              **%
iShares MSCI Chile Investable Market Index Fund...     $3,000              **%
iShares MSCI Japan Small Cap Index Fund...........     $6,000              **%
--------
*  As a percentage of the value of amount invested.
** The maximum additional variable charge for cash purchases will be a percentage of the value of the Deposit Securities which will not exceed
   3.00%.

Redemption of Creation Units. Shares of a Fund may be redeemed only in Creation
Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor. The Company will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market, but must accumulate enough iShares to constitute a Creation
Unit in order to have such shares redeemed by the Company. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of iShares.
Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of iShares to constitute a redeemable Creation
Unit.

With respect to the iShares MSCI Chile Investable Market Index Fund, which currently redeems Creation Units of iShares for cash, and the iShares MSCI BRIC
Index Fund, which currently redeems Creation Units of iShares partially for cash, BGFA makes available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Deposit Securities as announced by BGFA through the NSCC on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Deposit Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds.

A redemption transaction fee payable to the Company is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund, including market impact expenses relating to disposing of portfolio securities.
The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Fund Deposit from the Company to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services:

                                                                    Maximum Additional
                                                     In-kind and    Variable Charge for
Fund                                               cash Redemptions  Cash Redemptions*
----                                               ---------------- -------------------
iShares MSCI BRIC Index Fund......................      $5,900               **%
iShares MSCI Chile Investable Market Index Fund...      $3,000               **%
iShares MSCI Japan Small Cap Index Fund...........      $6,000               **%
--------
*  As a percentage of the value of amount invested.
** The maximum additional variable charge for cash redemptions will be a percentage of the value of the Deposit Securities which will not exceed 2.00%

Redemption requests in respect of Creation Units of either Fund must be submitted to the Distributor by or through an Authorized Participant. For either Fund, an Authorized Participant must submit an irrevocable redemption request before 3:00 p.m., Eastern time, on any Business Day in order to receive that day's NAV. Orders to redeem shares of the Funds will not be accepted on the Business Day (other than a weekend) when the equity markets in any foreign market applicable to the Funds for which the consideration for the redemption order is cash are closed. Investors other than through Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption, in the form required by the Company, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant
Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized
Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant.
Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Company's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in "proper form" if (i) an Authorized
Participant has transferred or caused to be transferred to the Company's
Transfer Agent the Creation Unit of shares being redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day and (ii) a request in form satisfactory to the Company is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above.
If the Transfer Agent does not receive the investor's shares through DTC's facilities by 10:00 a.m., Eastern time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution affecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Company and the Company's Transfer Agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the
Authorized Participant submitting the redemption request.

In connection with taking delivery of shares of Deposit Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner or Authorized
Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the iShares MSCI BRIC Index Fund and
iShares MSCI Japan Small Cap Index Fund generally will be made within three
Business Days (i.e., "T+3") and delivery of redemption proceeds by the iShares
MSCI Chile Investable Market Index Fund generally will be made within two
Business Days (i.e., "T+2"). However, as discussed in Appendix A, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds on an other basis to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances. For each country relating to a Fund, Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Company will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the portfolio securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the portfolio securities in such jurisdiction, the Company may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the
NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Company's brokerage and other transaction costs associated with the disposition of portfolio securities of the Fund). Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions)
reserves the right to redeem Creation Units for cash to the extent that the
Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

The iShares MSCI Chile Investable Market Index Fund currently redeems Creation
Units of iShares for cash and the iShares MSCI BRIC Index Fund currently redeems Creation Units of iShares partially for cash. Proceeds of redemptions for the Funds, will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant's agreement with the
Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the
Creation Units of shares to be redeemed to the Company, at or prior to 10:00
a.m., Eastern time, on the Listing Exchange business day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized
Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value at least equal to
110%, which BGFA may change from time to time, of the value of the missing
iShares in accordance with the Company's then-effective procedures. The only collateral that is acceptable to the Company is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Company. The Company's current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. Dollars in immediately available funds and shall be held by the Company's custodian and marked to market daily, and that the fees of the
Custodian and any subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized
Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The
Authorized Participant Agreement permits the Company to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such shares, portfolio securities or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.

Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days when the Listing Exchange is closed or are otherwise not
Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or to purchase or sell shares of such Fund on the Listing
Exchange, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Company could not lawfully deliver specific
Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming Beneficial Owner that is not a "qualified institutional buyer", as such term is defined under Rule
144A of the 1933 Act. The Authorized Participant may request the redeeming
Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the applicable Listing
Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the applicable Listing Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Taxes

Regulated Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, each Fund must annually distribute at least 90%
of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements.
Among such other requirements are the following: (i) at least 90% of each
Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a

qualified publicly traded partnership (i.e., a partnership that is traded on an established securities market or tradable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains and other traditional permitted mutual fund income); and (ii) at the close of each quarter of the Company's taxable year, (a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of each Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each
Fund's total assets may be invested in the securities of any one issuer, of two or more issuers of which the Fund holds 20% of more of the voting stock, and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other
RICs) or the securities of one or more qualified publicly traded partnerships.
A Fund's investments in partnerships, including in qualified publicly traded partnerships, may result in that Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies the minimum distribution requirement mentioned above. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least 90% of its
"investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments. If a Fund fails to qualify for any taxable year as a
RIC or fails to meet the minimum distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions (including any distributions of net long-term capital gains) generally will be taxable to shareholders as ordinary dividends to the extent of each Fund's current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income for taxable years beginning prior to January 1, 2011, and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Moreover, if a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Although each Fund intends to distribute substantially all of its taxable income and capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If each Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus
98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Taxation of U.S. Shareholders. Dividends and other distributions by a Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such
December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who
(a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35%
tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income, subject to the discussion of "qualified dividend income" below.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend,"
and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An
"extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20%
of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate, currently 28% and remit to the U.S. Treasury such amounts withheld from any distributions and redemption proceeds paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to back-up withholding by the IRS; (3) has failed to certify to the Fund that such shareholder is not subject to back-up withholding; or (4) has not certified that such shareholder is a U.S. person
(including a U.S. resident alien).

Sections 351 and 362. The Company on behalf of each Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the IRC, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund's basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Company will exercise the right of rejection except in a case where the Company determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Company also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by each Fund of investment company taxable income whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)
to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income.
Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S.). A dividend from a
Fund will not be treated as qualified dividend income to the extent that
(i) the shareholder has not held the shares on which the dividend was paid for
61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder or, in the case of certain preferred stock, the holding period requirement of 91 days during the 181-day period beginning on the date that is
90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) a Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the IRC.
Dividends received by the fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC.
It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.

Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after
December 31, 2010. Distributions by each Fund of its net short-term capital gains will generally be taxable as ordinary income. Capital gain distributions consisting of each Fund's net capital gains will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Excess Inclusion Income. Certain types of income received by a Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause a Fund to designate some or all of its distributions as
"excess inclusion income." To Fund shareholders such excess inclusion income may (1) constitute taxable income, as "unrelated business taxable income"
("UBTI") for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset against net operating losses for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S.
shareholders even from tax treaty countries; and (4) cause a Fund to be subject to tax if certain "disqualified organizations" as defined by the IRC are Fund shareholders. In addition, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a
Fund were to make an election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, a Fund will report to its shareholders the amount per share of such foreign income tax that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless a Fund were to elect otherwise.

Passive Foreign Investment Companies. If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies"
("PFICs"), it may be subject to U.S. federal income tax on a portion of any
"excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.
Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the IRC, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution

requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, a Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from
PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

Federal Tax Treatment of Complex Securities. The Funds may invest in complex securities, including, but not limited to, zero coupon securities, forward contracts, options and futures contracts (including currency forwards, options and futures positions), and swap agreements. These investments may be subject to numerous special and complex tax rules (including provisions relating to
"hedging transactions" and "straddles") that, among other things, could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a
Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund. A Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any forward contract, futures contract, contract with respect to foreign currency or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a Fund as a regulated investment company.

A Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a
Fund from positions in section 1256 contracts closed during the taxable year.
Provided such positions were held as capital assets and were not part of a
"hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund. Application of this rule may alter the timing and character of distributions to shareholders.
A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). Estimated income or loss from nonperiodic contingent payments maybe recognized on a current basis. The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90%
requirement for a Fund to qualify as a RIC.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions.
Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

A Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market, constructive sale or rules applicable to PFICs (as defined above) or partnerships or trusts in which the Fund invests or to certain options, futures or forward contracts, or "appreciated financial positions"; (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the
Fund's investments (including through depositary receipts) in issuers in such country; or (3) tax rules applicable to debt obligations acquired with
"original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. A Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund's hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale,
"substantially identical property" has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly-acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of funds.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by a Fund to non-U.S.
shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S.
shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of a Fund's "qualified net interest income"
(generally, a Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund's "qualified short-term capital gains" (generally, the excess of a Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status
(including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A distribution from a Fund to foreign shareholders who have held more than 5%
of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50% or more of the value of the Fund's assets are invested in
REITs and other U.S. real property holding corporations. A distribution paid prior to 2008 attributable to a Fund's sale of a REIT or other U.S. real property holding corporation will also be treated as real property gain if 50%
or more of the value of the Fund's assets are invested in REITs and other U.S.
real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution.

Reporting. If a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements

Financial statements for the Funds are not available because, as of the date of this SAI, each Fund has no financial information to report.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019,
is counsel to the Company.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP,
located at Three Embarcadero Center, San Francisco, CA 94111, serves as the
Company's independent registered public accounting firm, audits the Funds'
financial statements, and may perform other services.

Shareholder Communication to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to: iShares Board of Directors, c/o
Barclays Global Investors, N.A., Mutual Fund Administration, 400 Howard Street,
San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund or Funds of which the shareholder owns shares and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Company and reported to the Board.

APPENDIX A

Each of the iShares MSCI BRIC Index Fund and the iShares MSCI Japan Small Cap
Index Fund generally intends to effect deliveries of Creation Units and
Portfolio Securities on a basis of "T + 3" Business Days and the iShares MSCI
Chile Investable Market Index Fund generally intends to effect deliveries of
Creation Units and Portfolio Securities on a basis of "T + 2" Business Days.
Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T + 3 or T + 2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Company from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio
Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

iSHARES MSCI BRIC INDEX FUND

Regular Holidays. The dates of the regular holidays in the calendar year 2008 in Brazil, Russia, India and China are as follows:

           Brazil
           ------
           January 1       March 21    July 9        December 31
           January 24      April 21    November 20
           February 4      May 1       December 24
           February 5      May 22      December 25

           China
           -----
           January 1       May 1-2     September 1   November 11
           January 21      May 5-7     October 1-3   November 27
           February 4-8    May 26      October 6-7   December 25
           February 11-13  July 4      October 13

           India
           -----
           January 19      April 14    August 15     October 9
           January 26      April 18    August 19     October 28
           March 6         May 1       August 22     October 30
           March 21-22     May 20      September 3   November 12-13
           April 1         June 30     September 30  December 9
           April 4         July 1      October 2     December 25

           Russia
           ------
           January 1-4     March 10    November 3-4
           January 7-9     May 1-2
           January 9       May 9
           February 25     June 12-13

Redemption. The longest redemption cycle for the iShares MSCI BRIC Index Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. In the calendar year 2008, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for the iShares MSCI BRIC Index Fund as follows:

                         Redemption
                          Request          Redemption     Settlement
                            Date         Settlement Date    Period
            -        ------------------ ----------------- ----------
            China      February 4, 2008 February 14, 2008  10 days
                       February 5, 2008 February 15, 2008  10 days
                       February 6, 2008 February 18, 2008  12 days
                         April 28, 2008       May 8, 2008  10 days
                         April 29, 2008       May 9, 2008  10 days
                         April 30, 2008      May 12, 2008  12 days
                     September 26, 2008   October 8, 2008  12 days
                     September 29, 2008   October 9, 2008  10 days
                     September 30, 2008  October 10, 2008  10 days

            Russia*   December 26, 2007   January 8, 2008  13 days

                      Redemption
                       Request         Redemption     Settlement
                         Date        Settlement Date    Period
               -   ----------------- ---------------- ----------
                   December 27, 2007  January 9, 2008  13 days
                   December 28, 2007 January 10, 2008  13 days

*Settlementcycle in Russia is negotiated on a transaction by transaction basis.
           The settlement periods shown above are based on a "T plus 3" cycle.
           This information is current as of November 1, 2007. Holidays are subject to change without notice.

iSHARES MSCI CHILE INVESTABLE MARKET INDEX FUND

Regular Holidays. The dates of the regular Chilean holidays in the calendar year 2008 are as follows:

                     Chile
                     ---------
                     January 1 May 21          December 25
                     March 21  August 15       December 31
                     May 1     September 18-19
                     May 19    December 8

Redemption. The Company is not aware of a redemption request over any Chilean holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

iSHARES MSCI JAPAN SMALL CAP INDEX FUND

Regular Holidays. The dates of the regular Japanese holidays in the calendar year 2008 are as follows:

Jan 1.. Feb 11   July 21 Nov 3
Jan 2.. March 20 Sept 15 Nov 24
Jan 3.. April 29 Sept 23 Dec 23
Jan 14. May 5    Oct 13  Dec 31

Redemption. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2008):

                                 Redemption
                   Redemption    Settlement
                   Request Date     Date    Settlement Period
                   ------------  ---------- -----------------
                   12/26/2008...  1/5/2009         10
                   12/29/2008...  1/6/2009          8
                   12/30/2008...  1/7/2009          8

BGI-SAI-24-1008

iShares(R)

Statement of Additional Information

Dated March 26, 2008 (as revised October 30, 2008)

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus ("Prospectus") for the following fund of iShares, Inc. (the "Company"), as such Prospectus may be revised or supplemented from time to time:

iShares MSCI Israel Capped Investable Market Index Fund (the "Fund").

The Prospectus for the Fund is dated March 26, 2008. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Company's distributor, SEI Investments Distribution Co. (the
"Distributor"), at One Freedom Valley Drive, Oaks, PA 19456, calling
1-800-iShares (1-800-474-2737) or visiting www.iShares.com.

iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                                        i

TAXES                                                                         30

                                       ii

General Description of the Company and the Fund

The Company currently consists of more than 25 investment series or portfolios.
The Company was organized as a Maryland corporation on August 31, 1994 and is authorized to have multiple series or portfolios. The Company is an open-end management investment company registered with the Securities and Exchange
Commission (the "SEC") under the Investment Company Act of 1940, as amended (the
"1940 Act"). The offering of the Company's shares is registered under the
Securities Act of 1933, as amended (the "1933 Act"). This SAI relates solely to the Fund.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (the "Underlying Index") representing publicly-traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. The Fund is managed by
Barclays Global Fund Advisors ("BGFA" or the "Investment Adviser"), a subsidiary of BGI.

The Fund offers and issues shares at their net asset value per share ("NAV")
only in aggregations of a specified number of shares (each, a "Creation Unit"), generally in exchange for a basket of equity securities included in its
Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). Shares of the Fund are listed and traded on NYSE Arca, Inc. ("NYSE Arca" or the "Listing Exchange"), a national securities exchange (the "Listing Exchange"). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Units and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally 50,000 shares or multiples thereof.

The Fund reserves the right to offer a "cash" option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 110%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Purchase and Issuance of
Creation Units section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Fund are listed for trading and trade throughout the day on the
Listing Exchange and other secondary markets. Shares of the Fund may also be traded on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if (1) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of shares for 30 or more consecutive trading days, (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (3) the "indicative optimized portfolio value" ("IOPV") of the Fund is no longer calculated or available, or (4) any other event shall occur or condition shall exist that, in the opinion of the
Listing Exchange, makes further dealings on the Listing Exchange inadvisable.
The Listing Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly traded securities, when you buy or sell shares through a broker you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Fund, the Listing Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated IOPV for the Fund as calculated by an information provider or market data vendor. The Company is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has an equity securities component and a cash component. The equity securities values included in an IOPV are the values of the Deposit Securities for the Fund. While the IOPV reflects the current market value of the Deposit
Securities required to be deposited in connection with the purchase of a
Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time because the current portfolio of the Fund may include securities that are not part of the current Deposit Securities. Therefore, the Fund's IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real-time update of the Fund's NAV, which is calculated only once a day.

                                       1

The cash component included in an IOPV consists of estimated accrued dividend and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. dollar and the local applicable currency.

The Company reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying
Index. The Fund operates as an index fund and will not be actively managed.
Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund engages in representative sampling, which is investing in a sample of securities selected by BGFA to have an investment profile similar to that of the
Underlying Index. Securities selected have aggregate investment characteristics
(based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are included in the relevant underlying index.

Diversification Status. The Fund is non-diversified. A "non-diversified"
classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index and, consequently, the
Fund's investment portfolio. This may adversely affect the Fund's performance or subject the Fund's shares to greater price volatility than that experienced by more diversified investment companies.

The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company"
("RIC") for purposes of the U.S. Internal Revenue Code of 1986, as amended (the
"IRC"), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the
Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the IRC may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.

Lending Portfolio Securities. The Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund's total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

The Fund pays a portion of the interest or fees earned from securities lending to a borrower, as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the
Company's Board of Directors (the "Board" or "Directors"). BGI acts as securities lending agent for the Fund subject to the overall supervision of
BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same

                                       2

counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments.
The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Fund will engage in repurchase agreements only with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. The Fund maintains liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the
Fund's assets that are denominated in a foreign currency. The Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Foreign Securities. The Fund intends to purchase publicly traded common stocks of foreign corporations. To the extent the Fund invests in stocks of foreign corporations, the Fund's investment in such stocks may be in the form of
American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and
European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts").
Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other
Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt that BGFA deems illiquid or for which pricing information is not readily available. In general Depositary Receipts must be sponsored; however, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore there may be less information

                                       3

available regarding such issuers and there may be no correlation between available information and the market value of the Depositary Receipts.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i)
shares of money market funds (including those advised by BGFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities
(including government-sponsored enterprises); (iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions;
(iv) commercial paper rated at the date of purchase "Prime-1" by Moody's
Investors Service, Inc. ("Moody's(R)") or "A-1" by Standard and Poor's Rating
Service, a division of The McGraw-Hill Companies, Inc. ("S&P(R)"), or if
unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities of Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Pursuant to the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, the Fund may invest its assets in the securities of investment companies that are money market funds, including those advised by
BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above.
Other investment companies in which the Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees that would be in addition to those incurred by the Fund.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. The Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts and options only on futures contracts that are traded on a
U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes. The Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Company, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified exercise price within a specified period of time. The initial purchaser of an option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts and other investments that contain leverage may require the Fund to maintain liquid assets. Generally, the Fund maintains an amount of liquid assets equal to its obligations relative to the position involved, adjusted daily on a marked-to-market basis. With respect to futures contracts that are contractually required to "cash-settle," the Fund maintains liquid assets in an amount at least equal to the Fund's daily marked-to-market obligation

                                       4

(i.e., the Fund's daily net liability, if any), rather than the contracts'
notional value (i.e., the value of the underlying asset). By maintaining assets equal to its net obligation under cash-settled futures contracts, the Fund may employ leverage to a greater extent than if the Fund set aside assets equal to the futures contracts' full notional value. The Fund bases its asset maintenance policies on methods permitted by the staff of the SEC and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. The Fund may enter into futures contracts to purchase stock indexes when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds
(in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the
Fund. The potential for loss related to writing call options is unlimited.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin,"
which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Fund may also have asset segregation requirements. At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

                                       5

General Considerations and Risks

A discussion of some of the risks associated with an investment in the Fund is contained in the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general and other factors that affect the market.

Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Risks of Equity Securities. An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general and other factors that affect securities markets. An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change.
These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated
optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange).
While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit the Fund's risk exposure to levels comparable to a direct investment in the types of stocks in which the Fund invests.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by
BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the

                                       6

maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session.
Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

Risks of Investing in Non-U.S. Equity Securities. An investment in the Fund involves risks similar to those of investing in broad-based portfolios of equity securities traded on exchanges in the country covered by the Fund. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices.
Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund whose portfolio contains non-U.S.
issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs;
delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic and political uncertainty; the risk of nationalization or expropriation of assets, and the risk of war.

Dividend Risk. There is no guarantee that the issuer of the stocks held by the
Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Proxy Voting Policy

The Company has adopted, as its proxy voting policies for the Fund, the proxy voting guidelines of BGFA, the investment adviser to the Fund. The Company has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund's proxy voting guidelines and BGFA's role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for the Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of the Fund. In some cases, BGFA may determine that it is in the best economic interests of the Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S.
securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our clients' economic interests.
The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted.
Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes.
BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the Fund. BGFA votes (or refrains from voting)
proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund's affiliates (if any), BGFA or
BGFA's affiliates, or the Distributor or the Distributor's affiliates. When voting proxies, BGFA attempts to encourage companies to

                                       7

follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

     .    The Fund generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

     .    The Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

     .    The Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and the Fund, the Fund's affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BGFA voted proxies relating to the Fund's portfolio securities during the 12-month period ended June 30 will be available
(i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund's website at www.iShares.com and (ii) on the SEC's website at
www.sec.gov.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Fund's portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of the Fund's respective shareholders; (b) does not put the interests of BGFA, the Distributor or any affiliated person of the Fund, BGFA or the Distributor above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective
Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the
iShares Exemptive Orders as discussed below and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities" referred to in sub-section (c) above are generally limited to National Securities Clearing
Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized
Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares ("iShares Exemptive Orders") and other institutional market participants and entities that provide information services.

Each business day, the Fund's portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the
NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized
Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund's anticipated holdings on the following business day.

Daily access to information concerning the Fund's portfolio holdings is permitted (i) to certain personnel of service providers involved in portfolio management and providing administrative, operational, risk management or other support to portfolio management, including affiliated broker-dealers and/or
Authorized Participants, and (ii) to other personnel of BGFA and the Fund's
Distributor, administrator, custodian and fund accountant who deal directly with or assist in functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares
Exemptive Orders, agreements with the Fund and the terms of the Fund's current registration statement. In addition, the Fund discloses its portfolio holdings and the percentages they represent of the net assets of the Fund at least monthly, and as often as each day the Fund is open for business, online at
www.iShares.com. More information about this disclosure is available at
www.iShares.com.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings, other than portfolio holdings information made available in

                                       8

connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC, within 70 days after the end of each fiscal quarter and will provide that information to shareholders as required by federal securities laws and regulations thereunder. The Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly available website or other means that make the information available to all likely interested parties contemporaneously.

The Company's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance of the Underlying Index

A description of the MSCI indexes generally and the Underlying Index is provided below.

MSCI Indexes

The MSCI indexes were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the indexes in
1986. In November 1998, Morgan Stanley transferred all rights to the MSCI indexes to MSCI Inc. ("MSCI"), a Delaware corporation of which Morgan Stanley is the majority owner and The Capital Group of Companies, Inc. is the minority shareholder. The MSCI single country standard equity indexes have covered the world's developed markets since 1969, and in 1988 MSCI commenced coverage of the emerging markets.

Local stock exchanges traditionally calculated their own indexes that were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology across all markets for all single country standard equity indexes, developed and emerging.

MSCI has begun implementing enhancements to the methodology of its current indexes, the MSCI Standard Indexes and the MSCI Small Cap Indexes. MSCI is
generally expanding the number of securities included in these indexes, eliminating industry sector classifications in favor of market capitalization size segmentation and eliminating overlapping market capitalization size segmentation among its indexes. These enhancements are being phased in over two stages: 50% of the transition was completed on November 30, 2007 and the remaining transition is expected to be completed on May 30, 2008. MSCI has also combined its MSCI Standard Indexes and MSCI Small Cap Indexes to form the MSCI
Global Investable Market Indexes (the "MSCI GIMI"). The MSCI Global Standard
Indexes of the MSCI GIMI, which include the MSCI Global Large Cap Indexes and
MSCI Global Mid-Cap Indexes, are intended to cover all investable large and mid-cap securities and include approximately 85% of each market's free float-adjusted market capitalization. The MSCI Global Small Cap Index of the
MSCI GIMI is intended to cover all companies with a market capitalization smaller than that of the companies in the MSCI Global Standard Indexes and include an additional 14% coverage of each market's free-float adjusted market capitalization. The Underlying Index for the iShares MSCI Israel Capped
Investable Market Index Fund at its inception will be a custom index of the MSCI
GIMI.

                                       9

MSCI Standard Indexes

Weighting. All single-country MSCI Standard indexes are free-float weighted,
i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. MSCI's Standard indexes generally seek to include 85% of the free float-adjusted market capitalization of a country's stock market represented in each industry group of each country.

Regional Weights. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets.

Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe, (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors, (iii)
classifying the universe of securities under the Global Industry Classification
Standard (the "GICS") and (iv) selecting securities for inclusion according to
MSCI's index construction rules and guidelines.

     (i) Defining the Equity Universe. The current index construction process starts at the country level with the identification of all listed securities for that country. MSCI currently creates international equity country indexes for 48 countries. In general, companies and their respective securities are classified as belonging only to the country in which they are incorporated. This allows securities to be sorted distinctly by country. All listed equity securities and listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the equity universe. Shares of non-domiciled companies generally are not eligible for inclusion in the equity universe.

     (ii) Adjusting the Total Market Capitalization of Securities in the Equity
     Universe for Free Float. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe using publicly available information. The process of free float adjusting market capitalization involves: (i) defining and estimating the free float available to foreign investors for each security using
     MSCI's definition of free float, (ii) assigning a free float-adjustment factor to each security and (iii) calculating the free float-adjusted market capitalization of each security.

     (iii) Classifying Securities under the GICS. All securities in the equity universe are also assigned to an industry-based hierarchy, the GICS. This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI's objective of broad industry representation in its indexes.

     (iv) Selecting Securities for Index Inclusion. MSCI targets an 85% free float-adjusted market representation level in each industry group of each country. The security selection process within each industry group is based on the analysis of: (i) each company's business activities and the diversification that its securities would bring to the index, (ii) the size
     (based on free float-adjusted market capitalization) and liquidity of the securities of the company and (iii) the estimated free float for the company and its individual share classes. MSCI targets for inclusion the most sizable and liquid securities in an industry group. MSCI generally does not consider securities with inadequate liquidity or securities that do not have an estimated free float greater than 15% unless exclusion of the security of a large company would compromise the index's ability to fully and fairly represent the characteristics of the underlying market.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at
25% of its market capitalization. For securities with a free float of less than
15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

Additions and Deletions. Potential additions to the indexes are analyzed with respect to their industry group and sub-industry group, in order to represent a wide range of economic and business activities. In assessing deletions, it is important to emphasize that indexes must represent the full investment cycle including both bull and bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalization and/or declining liquidity yet not deleted because they remain representative of their industry group.

                                       10

As a general policy, changes in number of shares are coordinated with changes in the inclusion factors to accurately reflect the investability of the underlying securities.

MSCI Global Investable Market Indexes

Weighting. All single-country MSCI GIMI are free-float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. Indexes of MSCI's GIMI generally seek to include 99% of the free float-adjusted market capitalization of a single country's stock market. Any single security with a weight greater than 24% in the MSCI Israel
Capped Index will have its weight capped at 24%. The remaining uncapped securities will have weights based on their proportion of the uncapped components of the MSCI Israel Capped Index.

Regional Weights. Market capitalization weighting, combined with a consistent target of 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except in the developed markets of Europe, where all markets are aggregated into a single market for index construction purposes.
Individual country indices of the European developed markets are derived from the constituents of the MSCI GIMI Europe Index.

Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe, (ii) determining the market investable equity universe for each market, (iii) determining market capitalization size segments for each market and (iv) applying index continuity rules for the standard index.

     (i) Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI Global Index Series. Of these countries, 23 are classified as developed markets and 25 as emerging markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. Real estate investment trusts
     ("REITs") in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

     (ii) Determining the Equity Universe in Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in the equity universe of that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.

     (iii) Determining Market Capitalization Size Segments for Each Market. In
     each market MSCI creates an Investable Market Index, Standard Index, Large
     Cap Index, Mid Cap Index and Small Cap Index. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:

     1.   Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index and

     2.   Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.

     (iv) Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developing market Standard Index and a minimum number of three constituents will be maintained for an emerging market
     Standard Index.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at
25% of its market capitalization. For securities with a free float of less than
15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

                                       11

Price and Exchange Rates

Prices. The prices used to calculate the MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

Exchange Rates. MSCI currently uses the foreign exchange rates published by WM
Reuters at 4:00 p.m., London time. MSCI uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m., London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the
Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI uses these rates to calculate the mid-point to five decimal places.

MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM
Reuters rate is believed not to be representative for a given currency on a particular day.

Changes to the Indexes. The MSCI indexes are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets.
In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects including: (i) additions to, and deletions from, the indexes; (ii) and changes in number of shares and (iii) changes in inclusion factors as a result of updated free float estimates.

Index maintenance can be described by three broad categories of changes:

     .    Annual full country index reviews, conducted on a fixed annual timetable, that systematically re-assess the various dimensions of the equity universe for all countries;

     .    Quarterly index reviews, aimed at promptly reflecting other significant market events and

     .    Ongoing event-related changes, such as mergers and acquisitions, which generally are implemented in the indexes as they occur.

Potential changes in the status of countries (stand-alone, emerging and developed) are normally implemented in one or more phases at the regular annual full country index review and quarterly index review dates.

The annual full country index review for all the MSCI single country standard international equity indexes is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs only on three dates throughout the year: as of the close of the last business day of February, August and
November. Any single country indexes may be impacted at the quarterly index review. MSCI Index additions and deletions due to quarterly index rebalancing are generally announced at least two weeks in advance.

MSCI Israel Capped Investable Market Index

Number of Components: approximately 68

Index Description. The MSCI Israel Capped Investable Market Index is designed to measure broad based equity market performance in Israel. The Underlying Index consists of stocks traded primarily on the Tel Aviv Stock Exchange. As of
January 1, 2008, the Underlying Index's three largest industries were health care, financials and materials.

Investment Limitations

The Board has adopted as a non-fundamental policy the investment objective of the Fund. Therefore, the Fund may change its investment objective and its
Underlying Index without a shareholder vote. The Board has adopted as fundamental policies the Fund's investment restrictions numbered one through six below. The restrictions for the Fund cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy and (b) more than 50% of outstanding voting securities of the fund.

The Fund will not:

1.   Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its
     Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the
     U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

                                       12

2.   Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i)
     and (ii), the Fund will be limited so that no more than 33 (1)/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.   Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.   Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5.   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the
     Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with the Fund's investment objective and policies).

6.   Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, the Fund has adopted as a non-fundamental policy, not to invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

BGFA monitors the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

     .    The frequency of trades and quotes for the security;

     .    The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

     .    Dealer undertakings to make a market in the security; and

     .    The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

The Fund has adopted a non-fundamental investment policy in accordance with Rule
35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities, and ADRs based on securities, in the Fund's Underlying
Index. The Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, at any point a
"distribution," as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the
Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the
1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

                                       13

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the
1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on a Listing Exchange is satisfied by the fact that the prospectus is available at such Listing Exchange upon request.
The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Management

Directors and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

The Company, iShares Trust, Master Investment Portfolio ("MIP"), Barclays
Foundry Investment Trust ("BFIT") and Barclays Global Investors Funds ("BGIF"),
each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director also serves as a Trustee for iShares Trust and, as a result, oversees a total of 153 Funds within the fund complex. In addition, Lee
T. Kranefuss serves as a Trustee for BGIF and MIP and, as a result, oversees an additional 24 portfolios within the fund complex. The address of each Director and officer, unless otherwise indicated, is c/o Barclays Global Investors, N.A.,
400 Howard Street, San Francisco, CA 94105. The Board has designated George G.C.
Parker as its Lead Independent Director.

                                                      Principal Occupation(s) During      Other Directorships
Name (Year of Birth)                Position                  the Past 5 Years             Held by Director
--------------------------   ---------------------   --------------------------------   -----------------------
Interested Directors

*Lee T. Kranefuss (1961)     Director and Chairman   Chief Executive Officer, iShares   Trustee (since 2003) of
                             (since 2003)            Intermediary and Markets Group     iShares Trust; Trustee
                                                     of BGI (since 2005); Chief         (since 2001) of BGIF
                                                     Executive Officer of the           and MIP; Director
                                                     Intermediary Investor and          (since 2003) of BGI
                                                     Exchange Traded Products           Cayman Prime Money
                                                     Business of BGI (2003-2005);       Market Fund, Ltd.
                                                     Director of Barclays Global Fund
                                                     Advisors (since 2005); Director,
                                                     President and Chief Executive
                                                     Officer of Barclays Global
                                                     Investors International, Inc.
                                                     (since 2005); Director and
                                                     Chairman of Barclays Global
                                                     Investors Services (since 2005);
                                                     Chief Executive Officer of the
                                                     Individual Investor Business of
                                                     BGI (1999-2003).

*John E. Martinez (1962)     Director (since 2003)   Co-Chief Executive Officer of      Trustee (since 2003) of
                                                     Global Index and Markets Group     iShares Trust; Director
                                                     of BGI (2001-2003); Chairman of    (since 2005) of Real
                                                     Barclays Global Investors          Estate Equity Exchange;
                                                     Services (2000-2003); Director,    Chairman, Independent
                                                     Barclays Global Investors UK       Review Committee,
                                                     Holdings, Inc. (2000-2003).        Canadian iShares Funds
                                                                                        (since 2007) .

----------
*    Lee T. Kranefuss and John E. Martinez are deemed to be "interested persons"
     (as defined in the 1940 Act) of the Company due to their affiliations with
     BGFA, the Fund's investment adviser; BGI, the parent company of BGFA; and
     Barclays Global Investors Services, an affiliate of BGFA and BGI.

                                       14

                                                      Principal Occupation(s) During      Other Directorships
Name (Year of Birth)                Position                  the Past 5 Years             Held by Director
--------------------------   ---------------------   --------------------------------   -----------------------
Independent Directors

George G.C. Parker (1939)    Director (since 2000)   Dean Witter Distinguished          Trustee (since 2002) of
                             Lead Independent        Professor of Finance, Emeritus,    iShares Trust; Director
                             Director (since 2006)   Stanford University Graduate       (since 1996) of
                                                     School of Business (since 1994).   Continental Airlines,
                                                                                        Inc.; Director (since
                                                                                        1995) of Community
                                                                                        First Financial Group;
                                                                                        Director (since 1999)
                                                                                        of Tejon Ranch Company;
                                                                                        Director (since 2004)
                                                                                        of Threshold
                                                                                        Pharmaceuticals;
                                                                                        Director (since 2007)
                                                                                        of NETGEAR, Inc.

Cecilia H. Herbert (1949)    Director (since 2005)   Chair of Investment Committee      Trustee (since 2005) of
                                                     (1994-2005) Archdiocese of San     iShares Trust.
                                                     Francisco; Director (since 1998)
                                                     and President (since 2007) of
                                                     the Board of Directors, Catholic
                                                     Charities CYO; Trustee
                                                     (2004-2005) of Pacific Select
                                                     Funds; Trustee (1992-2003) of
                                                     the Montgomery Funds; Trustee
                                                     (since 2005) and Chair of
                                                     Finance and Investment
                                                     Committees (since 2006) of the
                                                     Thacher School.

Charles A. Hurty (1943)      Director (since 2005)   Retired; Partner, KPMG, LLP        Trustee (since 2005) of
                                                     (1968-2001).                       iShares Trust; Director
                                                                                        (since 2002) of GMAM
                                                                                        Absolute Return
                                                                                        Strategy Fund (1
                                                                                        portfolio); Director
                                                                                        (since 2002) of
                                                                                        Citigroup Alternative
                                                                                        Investments
                                                                                        Multi-Adviser Hedge
                                                                                        Fund Portfolios LLC (1
                                                                                        portfolio); Director
                                                                                        (since 2005) of CSFB
                                                                                        Alternative Investments
                                                                                        Fund (6 portfolios).

John E. Kerrigan (1955)      Director (since 2005)   Chief Investment Officer, Santa    Trustee (since 2005) of
                                                     Clara University (since 2002);     iShares Trust; Member
                                                     Managing Director, Merrill Lynch   (since 2004) of
                                                     (1994-2002).                       Advisory Council for
                                                                                        Commonfund Distressed
                                                                                        Debt Partners II.

Robert H. Silver (1955)      Director (since March   President and Co-Founder of The    Trustee (since March
                             2007)                   Bravitas Group, Inc. (since        2007) of iShares Trust;
                                                     2006); Member, Non-Investor        Director and Member
                                                     Advisory Board of Russia           (since 2006) of the
                                                     Partners II, LP (since 2006);      Audit and Compensation
                                                     President and Chief Operating      Committee Member (since
                                                     Officer (2003-2005) and Director   2006) of EPAM Systems,
                                                     (1999-2005) of UBS Financial       Inc.
                                                     Services, Inc.; President and
                                                     Chief Executive Officer of UBS
                                                     Services USA, LLC (1999-2005);
                                                     Managing Director, UBS America,
                                                     Inc. (2000-2005); Director and
                                                     Chairman of the YMCA of Greater
                                                     NYC (since 2001); Broadway
                                                     Producer (since 2006).

                                       15

                                                      Principal Occupation(s) During
Name (Year of Birth)                Position                  the Past 5 Years
--------------------------   ---------------------   --------------------------------
Officers

Michael A. Latham (1965)     President (since        Head of Americas iShares (since
                             2007)                   2007); Chief Operating Officer
                                                     of the Intermediary Investors
                                                     and Exchange Traded Products
                                                     Business of BGI (since
                                                     2003-2007); Director and Chief
                                                     Financial Officer of Barclays
                                                     Global Investors International,
                                                     Inc. (since 2005); Director of
                                                     Mutual Fund Delivery in the U.S.
                                                     Individual Investor Business of
                                                     BGI (1999-2003).

Geoffrey D. Flynn (1956)     Treasurer and Chief     Director of Mutual Fund
                             Financial Officer       Operations, BGI (since 2007);
                             (since 2007)            President, Van Kampen Investors
                                                     Services (2003-2007); Managing
                                                     Director, Morgan Stanley
                                                     (2002-2007); President, Morgan
                                                     Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (1952)    Secretary (since        Head of Legal Administration of
                             2007)                   Intermediary Investors Business
                                                     of BGI (since 2006); Legal
                                                     Counsel and Vice President of
                                                     Atlas Funds, Atlas Advisers,
                                                     Inc. and Atlas Securities, Inc.
                                                     (2005-2006); Counsel of
                                                     Kirkpatrick & Lockhart
                                                     LLP(2001-2005).

Ira P. Shapiro (1963)        Vice President and      Associate General Counsel (since
                             Chief Legal Officer     2004) of BGI; First Vice
                             (since 2007)            President (1993-2004) of Merrill
                                                     Lynch Investment Managers.

Amy Schioldager (1962)       Executive Vice          Head of U.S. Indexing (since
                             President (since        2006) of BGI; Head of Domestic
                             2007)                   Equity Portfolio Management, BGI
                                                     (2001-2006).

H. Michael Williams (1960)   Executive Vice          Head of Global Index and Markets
                             President (since        Group of BGI (since 2006);
                             2007)                   Global Head of Securities
                                                     Lending, BGI (2002-2006).

Patrick O'Connor (1967)      Vice President (since   Head of iShares Portfolio
                             2007)                   Management, BGI (since 2006);
                                                     Senior Portfolio Manager, BGI
                                                     (since 1999).

Lee Sterne                   Vice President (since   Senior Portfolio Manager, BGI
(1965)                       2007)                   (since 2004); Portfolio Manager,
                                                     BGI (2001-2004).

Matt Tucker                  Vice President (since   Head of U.S. Fixed Income
(1972)                       2007)                   Investment Solutions, BGI (since
                                                     2005); Fixed Income Investment
                                                     Strategist, BGI (2003-2005);
                                                     Fixed Income Portfolio Manager,
                                                     BGI (1997-2003).

The following table sets forth, as of December 31, 2007, the dollar range of equity securities beneficially owned by each Director in the Fund and in other registered investment companies overseen by the Director within the same family of investment companies as the Company:

                                                                                                   Aggregate Dollar Range of
                                                                                                   Equity Securities in all
                                                                                                     Registered Investment
                                                                                Dollar Range of      Companies Overseen by
                                                                               Equity Securities     Director in Family of
 Name of Director                         Name of Index Fund                      in the Fund        Investment Companies
------------------   -------------------------------------------------------   -----------------   -------------------------
Lee T. Kranefuss     iShares Lehman 1-3 Year Treasury Bond Fund                $50,001-$100,000         Over $100,000
                     iShares Russell 3000 Index Fund                             Over $100,000

John E. Martinez     iShares MSCI EAFE Index Fund                                Over $100,000          Over $100,000
                     iShares Russell 1000 Index Fund                             Over $100,000
                     iShares Russell 1000 Value Index Fund                       Over $100,000
                     iShares Russell 2000 Index Fund                             Over $100,000
                     iShares S&P 500 Index Fund                                  Over $100,000

George G.C. Parker   iShares Russell 2000 Index Fund                           $50,001-$100,000         Over $100,000
                     iShares Russell 2000 Value Index Fund                     $50,001-$100,000

                                       16

                                                                                                   Aggregate Dollar Range of
                                                                                                   Equity Securities in all
                                                                                                     Registered Investment
                                                                                Dollar Range of      Companies Overseen by
                                                                               Equity Securities     Director in Family of
 Name of Director                         Name of Index Fund                      in the Fund        Investment Companies
------------------   -------------------------------------------------------   -----------------   -------------------------
                     iShares S&P 100 Index Fund                                  Over $100,000
                     iShares S&P 500 Value Index Fund                            Over $100,000
                     iShares S&P MidCap 400 Index Fund                          $10,001-$50,000
                     iShares S&P MidCap 400 Value Index Fund                     Over $100,000
                     iShares S&P Small Cap 600 Index Fund                       $10,001-$50,000
                     iShares Russell 1000 Value Index Fund                       Over $100,000
                     iShares Dow Jones Select Dividend Index Fund                Over $100,000
                     iShares S&P 500 Index Fund                                  Over $100,000
                     iShares MSCI Mexico Investable Market Index Fund            Over $100,000
                     iShares MSCI EAFE Index Fund                                Over $100,000

Cecilia H. Herbert   iShares FTSE/Xinhua China 25 Index Fund                     Over $100,000          Over $100,000
                     iShares MSCI Emerging Markets Index Fund                   $10,001-$50,000
                     iShares MSCI Hong Kong Index Fund                          $10,001-$50,000
                     iShares MSCI Japan Index Fund                              $10,001-$50,000
                     iShares Dow Jones U.S. Consumer Goods Sector Index Fund    $10,001-$50,000
                     iShares Russell 1000 Index Fund                            $10,001-$50,000
                     iShares S&P Global Telecommunications Sector Index Fund    $10,001-$50,000
                     iShares Dow Jones U.S. Technology Sector Index Fund          $1-$10,000
                     iShares S&P 500 Index Fund                                  Over $100,000

Charles A. Hurty     iShares S&P 500 Index Fund                                 $10,001-$50,000         Over $100,000
                     iShares FTSE/Xinhua China 25 Index Fund                    $10,001-$50,000
                     iShares Dow Jones Financial Sector Index Fund              $10,001-$50,000
                     iShares Dow Jones U.S. Energy Sector Index Fund            $10,001-$50,000
                     iShares Dow Jones U.S. Technology Sector Index Fund        $10,001-$50,000
                     iShares MSCI EAFE Index Fund                               $10,001-$50,000
                     iShares MSCI Japan Index Fund                              $10,001-$50,000
                     iShares Dow Jones Select Dividend Index Fund               $10,001-$50,000

John E. Kerrigan     iShares MSCI Japan Index Fund                               Over $100,000          Over $100,000
                     iShares MSCI Pacific ex-Japan Index Fund                    Over $100,000
                     iShares MSCI EAFE Index Fund                                Over $100,000

Robert H. Silver     iShares Dow Jones U.S. Broker-Dealers Index Fund            Over $100,000          Over $100,000
                     iShares MSCI EAFE Index Fund                                Over $100,000
                     iShares S&P 500 Index Fund                                  Over $100,000
                     iShares Russell 2000 Index Fund                             Over $100,000

As of December 31, 2007, none of the Directors who are not interested persons
(as defined in the 1940 Act) of the Company ("Independent Directors") or their immediate family members owned beneficially or of record any securities of BGFA
(the Fund's investment adviser), the Distributor or any person controlling, controlled by or under common control with BGFA or the Distributor.

                                       17

Committees of the Board of Directors. Each Independent Director serves on the
Audit Committee and Nominating and Governance Committee of the Board. The
purposes of the Audit Committee are to assist the Board (i) in its oversight of the Company's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Company; (ii)
in its oversight of the Company's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Company's accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit
Committee met four times during the calendar year ended December 31, 2007.

The Nominating and Governance Committee nominates individuals for Independent
Director membership on the Board. The Nominating and Governance Committee
functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an
Independent Director; (ii) recommending to the Board and current Independent
Director the nominee(s) for appointment as an Independent Director by the Board and current Independent Director and/or for election as Independent Director by shareholders to fill any vacancy for a position of Independent Director (s) on the Board; (iii) recommending to the Board and current Independent Directors the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent
Director to the Board and current Independent Directors to serve as Lead
Independent Director; (v) periodic review of the Board's retirement policy; and
(vi) recommending an appropriate level of compensation for the Independent
Directors for their services as Directors and members or chairpersons of committees of the Board, Lead Independent Director, Chairperson of the Board and
any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee is not required to consider nominees for the Board who are recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity).

The Nominating and Governance Committee is comprised of all members of the Board that are Independent Director. The Nominating and Governance Committee met four times during the calendar year ended December 31, 2007.

Remuneration of Director. The Company pays each Independent Director and John
Martinez, an Interested Director, an annual fee of $90,000 for meetings of the
Board attended by the Director; also the Company pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and
George G. C. Parker an annual fee of $25,000 for service as the Board's Lead
Independent Director. During the period January 1, 2007 through December 31,
2007, the Company paid each Independent Director and John Martinez, an
Interested Director, an annual fee of $75,000 for meetings of the Board attended by the Director; also the Company paid Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C.
Parker an annual fee of $25,000 for service as the Board's Lead Independent
Director. The Company also reimburses each Director for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the total compensation paid to each Interested
Director for the calendar year ended December 31, 2007:

                                                                                       Total
                                                 Pension or                        Compensation
                               Aggregate         Retirement          Estimated       From the
                              Compensation    Benefits Accrued        Annual           Fund
                                from the     As Part of Company    Benefits Upon     and Fund
Name of Interested Director     Company         Expenses /1/      Retirement /1/    Complex /2/
---------------------------   ------------   ------------------   --------------   ------------
Lee T. Kranefuss(3)........     $     0        Not Applicable     Not Applicable     $      0
John E. Martinez...........     $75,000        Not Applicable     Not Applicable     $150,000

----------
/1/  No Director or Officer is entitled to any pension or retirement benefits from the Company.

/2/  Includes compensation for service on the Board of Trustees of iShares
     Trust.

/3/  Lee T. Kranefuss was not compensated by the Company due to his employment with BGI during the time period reflected in the table.

                                       18

The table below sets forth the compensation paid to each Independent Director for the calendar year ended December 31, 2007:

                                                 Pension or
                                                 Retirement
                                Aggregate     Benefits Accrued     Estimated              Total
                               Compensation          As              Annual           Compensation
                                 from the      Part of Company   Benefits Upon        From the Fund
Name of Independent Director     Company        Expenses /1/     Retirement /1/   and Fund Complex /2/
----------------------------   ------------   ----------------   --------------   --------------------
George G. C. Parker.........     $100,000      Not Applicable    Not Applicable         $200,000
John E. Kerrigan............     $ 75,000      Not Applicable    Not Applicable         $150,000
Charles A. Hurty............     $ 95,000      Not Applicable    Not Applicable         $190,000
Cecilia H. Herbert..........     $ 75,000      Not Applicable    Not Applicable         $150,000
Robert H. Silver*...........     $ 56,250      Not Applicable    Not Applicable         $112,500

----------
*    Appointed to serve as Independent Director of the Company effective March
     9, 2007.

/1/  No Director or Officer is entitled to any pension or retirement benefits from the Company.

/2/  Includes compensation for service on the Board of Trustees of iShares
     Trust.

The Directors and officers of the Company do not own any outstanding shares of the Fund as of the date of this SAI.

Control Persons and Principal Holders of Securities. Ownership information is not provided for the Fund as it had not commenced operations as of the date of this SAI.

Investment Advisory, Administrative and Distribution Services

Investment Adviser. BGFA serves as investment adviser to the Fund pursuant to an
Investment Advisory Agreement between the Company and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Company and the investment of the Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

Pursuant to the Investment Advisory Agreement, BGFA is responsible for all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses. For its investment management services to the Fund, BGFA is paid a management fee at the annual rates (as a percentage of the Fund's average net assets) set forth below.

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market
Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index
Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market
Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate SAIs) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion. The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940
Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to the Fund is terminable without penalty on 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940
Act). The Investment Advisory Agreement is also terminable upon 60- days' notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit
Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Company but (ii) would not prohibit Barclays Bank PLC or BGFA generally

                                       19

from acting as an investment adviser, administrator, transfer agent or custodian to the Fund or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Company without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Company. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed BGFA or its affiliates would consider performing additional services for the Company.
BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

BGFA and/or BGI may pay certain broker-dealers and intermediaries for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. BGFA and/or BGI may also pay broker-dealers or intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange traded products in general.  Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients.  These amounts, which may be significant, are paid by BGFA and/or
BGI from their own resources and not from the assets of the Funds.

Portfolio Managers. The individuals named as Portfolio Managers in a Fund's prospectus were also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts in addition to the Funds, as indicated in the tables below as of
January 31, 2008:

Diane Hsiung

Types of Accounts                                                               Number     Total Assets
-----------------------------------------------------------------------------   ------   ----------------
Registered Investment Companies..............................................    137     $270,950,000,000
Other Pooled Investment Vehicles.............................................      1     $     33,000,000
Other Accounts...............................................................      5     $  1,049,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements........    N/A                  N/A

Greg Savage

Types of Accounts                                                               Number     Total Assets
-----------------------------------------------------------------------------   ------   ----------------
Registered Investment Companies..............................................     137    $270,950,000,000
Other Pooled Investment Vehicles.............................................       1    $     33,000,000
Other Accounts...............................................................       6    $  1,049,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements........     N/A                 N/A

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that constitute those indexes or through a representative sampling of the securities that comprise those indexes based on objective criteria and data. The Portfolio
Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Fund, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio
Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Fund, the other portfolios or accounts of which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay
BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. Incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is a potential for a conflict-of-interest that may result in the Portfolio Manager's favoring those portfolios or accounts with incentive-based fee arrangements.

                                       20

The table below shows, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts, as of January 31, 2008:

Diane Hsiung

                                                  Number of Other Accounts with   Aggregate of
                                                     Performance Fees Managed     Total Assets
                                                  -----------------------------   ------------
Registered Investment Companies................               N/A                      N/A
Other Pooled Investment Vehicles...............               N/A                      N/A
Other Accounts.................................               N/A                      N/A

Greg Savage

                                                  Number of Other Accounts with   Aggregate of
                                                     Performance Fees Managed     Total Assets
                                                  -----------------------------   ------------
Registered Investment Companies................               N/A                      N/A
Other Pooled Investment Vehicles...............               N/A                      N/A
Other Accounts.................................               N/A                      N/A

As of January 31, 2008, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers on behalf of BGFA, the
Portfolio Managers receive a salary and are eligible to receive an annual bonus.
Each Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including but not limited to the Portfolio
Manager's title, scope of responsibilities, experience and knowledge. Each
Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager's business unit and an assessment of the
Portfolio Manager's individual performance. Each Portfolio Manager's salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with
BGFA. If a Portfolio Manager satisfied the requirements for being part of a
"select group of management or highly compensated employees (within the meaning of ERISA section 401(a))" as so specified under the terms of BGI's Compensation
Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global
Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays
Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of January 31, 2008, Diane Hsiung and Greg Savage did not beneficially own any shares of the Fund.

Codes of Ethics. The Company, BGFA and the Distributor have adopted Codes of
Ethics pursuant to Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the
Fund. The Codes of Ethics are on public file with, and are available from, the
SEC.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company
("State Street") serves as administrator, custodian and transfer agent for the
Fund. State Street's principal address is 200 Clarendon Street, Boston, MA
02116. Pursuant to an Administration Agreement with the Company, State Street provides necessary administrative, legal, tax, accounting, and financial reporting services for the maintenance and operations of the Company and the
Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to a
Custodian Agreement with the Company, State Street maintains in separate accounts cash, securities and other assets of the Company and each Fund, keeps all necessary accounts and records and provides other services. State Street is

                                       21

required, upon the order of the Company, to deliver securities held by State
Street and to make payments for securities purchased by the Company for each
Fund. Also, pursuant to a Delegation Agreement, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service
Agreement with the Company, State Street acts as transfer agent for the Fund's authorized and issued shares of beneficial interest and as dividend disbursing agent of the Company. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

Distributor. The Distributor's principal address is One Freedom Valley Drive,
Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Company pursuant to which it distributes shares of the Fund. The
Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section. Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the SAI to persons purchasing
Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 as amended (the "1934 Act")
and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days, prior written notice to the other party following (i) the vote of a majority of the
Independent Directors or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement
will terminate automatically in the event of its assignment (as defined in the
1940 Act).

The Distributor may also enter into agreements with securities dealers
("Soliciting Dealers") who will solicit purchases of Creation Units of shares.
Such Soliciting Dealers may also be Authorized Participants (as defined below),
DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Index Provider. The Fund is based upon a particular index compiled by MSCI. MSCI is not affiliated with the Fund or with BGI or BGI's affiliates. The Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with
BGI, which in turn has a licensing agreement with MSCI. BGI has provided the applicable sub-licenses to the Fund without charge.

Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances.
BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Company has adopted policies and procedures that prohibit the consideration of sales of the Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The Fund's purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BGFA may deal, trade and invest for its own account in the types of securities in which the Fund may invest. BGFA may, from time to time, affect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair

                                       22

compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover may vary from period to period and high turnover rates are likely to result in comparatively greater brokerage expenses.

Additional Information Concerning the Company

Capital Stock. The Company currently is comprised of the following 30 series, referred to as funds. Each series issues shares of common stock, par value
$0.001 per share. The Company has authorized and issued the following funds as separate series of capital stock: the iShares MSCI Australia Index Fund, the
iShares MSCI Austria Investable Market Index Fund, the iShares MSCI Belgium
Investable Market Index Fund, the iShares MSCI Brazil Index Fund, the iShares
MSCI BRIC Index Fund, the iShares MSCI Canada Index Fund, the iShares MSCI Chile
Investable Market Index Fund, the iShares MSCI Emerging Markets Index Fund, the
iShares MSCI EMU Index Fund, the iShares MSCI France Index Fund, the iShares
MSCI Germany Index Fund, the iShares MSCI Hong Kong Index Fund, the iShares MSCI
Israel Capped Investable Market Index, the iShares MSCI Italy Index Fund, the
iShares MSCI Japan Index Fund, the iShares MSCI Japan Small Cap Index Fund, the
iShares MSCI Malaysia Index Fund, the iShares MSCI Mexico Investable Market
Index Fund, the iShares MSCI Netherlands Investable Market Index Fund, the
iShares MSCI Pacific ex-Japan Index Fund, the iShares MSCI Singapore Index Fund,
the iShares MSCI South Africa Index Fund, the iShares MSCI South Korea Index
Fund, the iShares MSCI Spain Index Fund, the iShares MSCI Sweden Index Fund, the
iShares MSCI Switzerland Index Fund, the iShares MSCI Taiwan Index Fund, the
iShares MSCI Thailand Investable Market Index Fund, the iShares MSCI Turkey
Investable Market Index Fund and the iShares MSCI United Kingdom Index Fund. The
Company has authorized for issuance, but is not currently offering for sale to the public, two additional series of shares of common stock. The Board may designate additional series of common stock and classify shares of a particular series into one or more classes of that series. The Amended and Restated
Articles of Incorporation confers upon the Board the power to establish the number of shares which constitute a Creation Unit or, by resolution, to restrict the redemption right to Creation Units.

Each share issued by a Fund has a pro rata interest in the assets of that Fund.
The Company is currently authorized to issue 16.35 billion shares of common stock. The following number of shares is currently authorized for each Fund: the
iShares MSCI Australia Index Fund, 127.8 million shares; the iShares MSCI
Austria Investable Market Index Fund, 100 million shares; the iShares MSCI
Belgium Investable Market Index Fund, 136.2 million shares; the iShares MSCI
Brazil Index Fund, 500 million shares; the iShares MSCI BRIC Index Fund, 500 million shares; the iShares MSCI Canada Index Fund, 340.2 million shares; the
iShares MSCI Chile Investable Market Index Fund, 200 million shares; the iShares
MSCI Emerging Markets Index Fund, 1 billion shares; the iShares MSCI EMU Index
Fund, 1 billion shares; the iShares MSCI France Index Fund, 340.2 million shares; the iShares MSCI Germany Index Fund, 382.2 million shares; the iShares
MSCI Hong Kong Index Fund, 250 million shares; the iShares MSCI Israel Capped
Investable Market Index Fund, 500 million; the iShares MSCI Italy Index Fund,
63.6 million shares; the iShares MSCI Japan Index Fund, 2,124.6 million shares;
the iShares MSCI Japan Small Cap Index Fund, 500 million shares; the iShares
MSCI Malaysia Index Fund, 300 million shares; the iShares MSCI Mexico Investable
Market Index Fund, 255 million shares; the iShares MSCI Netherlands Investable
Market Index Fund, 255 million shares; the iShares MSCI Pacific ex-Japan Index
Fund, 1 billion shares; the iShares MSCI Singapore Index Fund, 300 million shares; the iShares MSCI South Africa Index Fund, 400 million shares; the
iShares MSCI South Korea Index Fund, 200 million shares; the iShares MSCI Spain
Index Fund, 127.8 million shares; the iShares MSCI Sweden Index Fund, 63.6 million shares; the iShares MSCI Switzerland Index Fund, 318.625 million shares;
the iShares MSCI Taiwan Index Fund, 400 million shares; the iShares MSCI
Thailand Investable Market Index Fund, 200 million; the iShares MSCI Turkey
Investable Market Index Fund, 200 million; and the iShares MSCI United Kingdom
Index Fund, 934.2 million shares. Fractional shares will not be issued. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation. Shareholders are entitled to require the Company to redeem Creation Units of their shares. The
Articles of Incorporation confer upon the Board the power, by resolution, to alter the number of shares constituting a Creation Unit or to specify that shares of common stock of the Company may be individually redeemable.

Each share has one vote with respect to matters upon which a stockholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and the Maryland General Corporation Law. Stockholders
have no cumulative voting rights with respect to their shares. Shares of all funds vote together as a single class except that, if the matter being voted on affects only a particular fund or, if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Maryland law, the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. The policy of the
Company is not to hold an annual meeting of stockholders unless required to do so under the

                                       23

1940 Act. All shares of the Company (regardless of fund) have noncumulative voting rights for the election of Directors. Under Maryland law, the Directors may be removed by vote of the stockholders.

Following the creation of the initial Creation Units of a fund and immediately prior to the commencement of trading in such fund's shares, a holder of shares may be a "control person" of the fund, as defined in the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.

Shareholders may make inquiries by writing to the Company, c/o the Distributor,
SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and Directors of a fund and beneficial owners of 10% of the shares of such fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of
Section 16 of the 1934 Act and the SEC's rules promulgated thereunder.
Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Company or the Fund. The Company or the Fund may be
terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Company or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Company's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Company or the Fund, the
Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Company may make redemptions in kind, for cash or for a combination of cash or securities.

DTC as Securities Depository for Shares of the Fund. Shares of the Fund are
represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC
Participants, thereby eliminating the need for physical movement of securities'
certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the FINRA. Access
to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect
Participants and persons holding interests through DTC Participants and Indirect
Participants. Ownership of beneficial interests in iShares funds (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by
DTC (with respect to DTC Participants) and on the records of DTC Participants
(with respect to Indirect Participants and Beneficial Owners that are not DTC
Participants). Beneficial Owners will receive from or through the DTC
Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial
Owners is effected as follows. Pursuant to the Depositary Agreement between the
Company and DTC, DTC is required to make available to the Company upon request and for a fee to be charged to the Company a listing of the shares of each fund held by each DTC Participant. The Company shall inquire of each such DTC
Participant as to the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Company shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such
Beneficial Owners. In addition, the Company shall pay to each such DTC
Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Company. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC
Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

                                       24

The Company has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and
Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Company at any time by giving reasonable notice to the Company and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Company shall take action either to find a replacement for
DTC to perform its functions at a comparable cost.

Purchase and Issuance of Creation Units

General. The Company issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. A Creation Unit of the Fund of the Fund is composed of
50,000 shares and the value of a Creation Unit as of March 1, 2008 is $
2,500,000. .

The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund of the Company, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A "Business Day" with respect to the Fund is any day on which the Fund's Listing
Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays (as observed): New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed),
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in kind deposit of a designated portfolio of equity securities (the "Deposit Securities"), which constitutes an optimized representation of the securities of the Fund's Underlying Index, and the Cash
Component computed as described below. Together, the Deposit Securities and the
Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The
Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the "Deposit Amount", which is an amount equal to the market value of the Deposit Securities and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of
any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit.

BGFA, through the NSCC, makes available on each Business Day, prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern time), the identity and the required number of shares (subject to possible amendments or corrections) of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Fund
Deposit is made available.

The identity and number of shares of the Deposit Securities changes pursuant to changes in the composition of the Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the Fund. The composition of the
Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Underlying Index.

The Company reserves the right to permit or require the substitution of a "cash in lieu" amount to be added to the Cash Component to replace any Deposit
Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing
Process (discussed below). The Company also reserves the right to permit or require a "cash in lieu" amount where the delivery of Deposit Securities by the
Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of Deposit Securities to the Authorized
Participant would result in the disposition of Deposit Securities by the
Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized
Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the

                                       25

case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an
Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant
Agreement and that therefore orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Company does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC
Participants. A list of current Authorized Participants may be obtained from the
Distributor.

Purchase Order. To initiate an order for a Creation Unit, an Authorized
Participant must submit to the Distributor an irrevocable order to purchase shares of the Fund no later than the earlier of (i) 4:00 p.m., Eastern time, and
(ii) the closing time of the trading session of the NYSE, on any Business Day in order to receive that day's NAV. The Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the
Company. Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such
Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Company, immediately available or same day funds estimated by the Company to be sufficient to pay the Cash
Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Listing
Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the
Authorized Participant.

Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the
Company are in place for payment of the Cash Component and any other cash amounts which may be due, the Company will accept the order, subject to its right (and the right of the Distributor and BGFA) to reject any order until acceptance.

Once the Company has accepted an order, upon next determination of the NAV of the shares, the Company will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Company reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor in respect of the Fund if (i) the order is not in proper form, (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the
Deposit Securities delivered do not conform to the identity and number of shares specified by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the
Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Company or BGFA, have an adverse effect on the Company or the rights of beneficial owners or (vii) in the event that circumstances outside the control of the Company, the Distributor and
BGFA make it impracticable to process purchase orders. The Company shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant
acting on behalf of such purchaser of its rejection of such order. The Company,
State Street, the subcustodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund
Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Company of the Deposit
Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Investment Adviser shall be notified of such delivery, and the Company will issue and cause the delivery of the Creation Unit. Creation Units of the Fund typically are issued on a "T+3 basis" (i.e., three Business Days after trade date). However, as discussed in Appendix A, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to

                                       26

accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates
(i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.

To the extent contemplated by an Authorized Participant's agreement with the
Distributor, the Company may issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized
Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 110%, which BGFA may change from time to time, of the value of the missing Deposit Securities in accordance with the Company's then-effective procedures. The only collateral that is acceptable to the Company is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the
Company. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant.
Information concerning the Company's current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized
Participant Agreement will permit the Company to buy the missing Deposit
Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Company reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Company and the Company's determination shall be final and binding.

Cash Purchase Method. Although the Company does not ordinarily permit cash purchases of Creation Units, when cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Company's brokerage and other transaction costs associated with using the cash to purchase the requisite
Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities.

Purchase Transaction Fee. A purchase transaction fee payable to the Company is imposed to compensate the Company for the transfer and other transaction costs of the Fund associated with the issuance of Creation Units. Purchasers of
Creation Units for cash are required to pay an additional variable charge to compensate the Fund for brokerage and market impact expenses relating to investing in portfolios securities. When the Company permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit
Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of
Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company. The following table sets forth standard and maximum creation transaction fees. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Company.

                                                              Standard Creation       Maximum Additional
iShares MSCI Index Fund                                        Transaction Fee    Creation Transaction Fee*
-----------------------------------------------------------   -----------------   -------------------------
iShares MSCI Israel Capped Investable Market Index Fund ...         $3,300                    3%

----------

*    As a percentage of the value of the Deposit Securities.

Redemption of Creation Units. Shares of the Fund may be redeemed only in
Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and only on a Business Day. The
Company will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market but must accumulate enough
iShares to constitute a Creation Unit in order to have such shares redeemed by the Company. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a
Creation Unit by an investor who wishes to redeem a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of iShares to constitute a redeemable Creation Unit.

BGFA makes available through the NSCC, prior to the opening of business on the
Listing Exchange on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund
Securities"). Fund Securities received on redemption may not be identical to
Deposit Securities that are applicable to creations of Creation Units.

                                       27

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee described below.

Redemption Transaction Fee. A redemption transaction fee payable to the Company is imposed to offset transfer and other transaction costs that may be incurred by the Fund, including market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are set forth in the table below. Investors will also bear the costs of transferring the Fund Securities from the Company to their account. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. The following table sets forth standard and maximum redemption transaction fees.

                                                              Standard Redemption      Maximum Additional
iShares MSCI Index Fund                                         Transaction Fee     Redemption Transaction Fee*
-----------------------------------------------------------   -------------------   ---------------------------
iShares MSCI Israel Capped Investable Market Index Fund ...         $3,300                       2%

----------
*    As a percentage of the value of the Deposit Securities.

Redemption requests for Creation Units of the Fund must be submitted to the
Distributor by or through an Authorized Participant before 4:00 p.m., Eastern time, on any Business Day in order to receive that day's NAV. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Company to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant
Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time only a limited number of broker-dealers that have executed an Authorized Participant Agreement.
Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Company's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not
Authorized Participants.

A redemption request is considered to be in "proper form" if (i) an Authorized
Participant has transferred or caused to be transferred to the Company's
Transfer Agent the Creation Unit being redeemed through the book-entry system of
DTC so as to be effective by the Listing Exchange closing time on any Business
Day, (ii) a request in form satisfactory to the Company is received by the
Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above and (iii) all other procedures set forth in the Participant Agreement are properly followed. If the
Transfer Agent does not receive the investor's shares through DTC's facilities by 10:00 a.m., Eastern time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected.
Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the
Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Company and the Company's Transfer Agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized
Participant submitting the redemption request.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such
Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made within three Business Days (i.e., "T+3"). However, as discussed in Appendix A, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+3 to accommodate foreign market holiday schedules, to account for different treatment among foreign and

                                       28

U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances. Appendix A hereto identifies the instances, if any, where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, the
Company will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Company may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Company's brokerage and other transaction costs associated with the disposition of portfolio securities of the Fund). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

Although the Company does not ordinarily permit cash redemptions of Creation
Units, in the event that cash redemptions are permitted or required by the
Company proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant's agreement with the
Distributor, in the event an Authorized Participant has submitted a redemption request in proper form is unable to transfer all or part of the Creation Unit to be redeemed to the Company, the Distributor will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the
Authorized Participant's delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 110%, which BGFA may change from time to time, of the value of the missing iShares such cash collateral must be delivered no later than 2:00 p.m.,
Eastern time, on the contractual settlement date and shall be held by state
Street and marked to market daily. The fees of State Street and any subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the
Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement
permits the Company to acquire the Fund Securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such shares, Fund Securities or Cash Component and the value of the cash collateral.

Because the portfolio securities of the Fund may trade on exchange(s) on days when the Listing Exchange is closed or on days that are otherwise not Business
Days for the Fund, shareholders may not be able to redeem their shares of the
Fund or purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in relevant foreign markets.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Company could not lawfully deliver specific Fund
Securities upon redemptions or could not do so without first registering the
Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation
Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming Beneficial Owner that is not a "qualified institutional buyer", as such term is defined under Rule 144A of the 1933 Act.
The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the applicable Listing
Exchange is closed (other than customary weekend and holiday closings), (ii) for any period during which trading on the applicable Listing Exchange is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its net asset value is not reasonably practicable or (iv) in such other circumstance as is permitted by the SEC.

                                       29

Taxes

Regulated Investment Company Qualifications. The Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (i.e., a partnership that is traded on an established securities market or tradable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains and other traditional permitted mutual fund income); and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other
RICs) or the securities of one or more qualified publicly traded partnerships.
The Fund's investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies the minimum distribution requirement mentioned above. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least 90% of its
"investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments. If the Fund fails to qualify for any taxable year as a RIC or fails to meet the minimum distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions (including any distributions of net long-term capital gains) generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income for taxable years beginning prior to January 1, 2011, and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Moreover, if the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Although the Fund intends to distribute substantially all of its taxable income and capital gains for each taxable year, the Fund will be subject to U.S.
federal income taxation to the extent any such income or gains are not distributed. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Taxation of Certain Derivatives. The Fund's transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts
(including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

The Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any

                                       30

unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

Excise Tax. The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Taxation of U.S. Shareholders. Dividends and other distributions by the Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for
U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal
Revenue Service (the "IRS").

Distributions of net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income, subject to the discussion of "qualified dividend income" below.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend,"
and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An
"extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20%
of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

                                       31

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Back-Up Withholding. In certain cases, the Fund will be required to withhold at the applicable withholding rate, currently 28% and remit to the U.S. Treasury such amounts withheld from any distributions and redemption proceeds paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to back-up withholding by the IRS; (3) has failed to certify to the Fund that such shareholder is not subject to back-up withholding;
or (4) has not certified that such shareholder is a U.S. person (including a
U.S. resident alien).

Sections 351 and 362. The Company on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the
IRC, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund's basis in such securities on the date of deposit was less than market value on such date, the
Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Company will exercise the right of rejection except in a case where the Company determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Company also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by the Fund of investment company taxable income whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income.
Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the U.S. or in certain countries, including
Israel, with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S.). A dividend from the Fund will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder or, in the case of certain preferred stock, the holding period requirement of 91 days during the 181-day period beginning on the date that is
90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the IRC.
Dividends received by the fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.
Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December
31, 2010. Distributions by the Fund of its net short-term capital gains will generally be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. The Fund does not expect its dividends paid to corporate shareholders to be eligible, in the hands of such shareholders, for the corporate dividends received deduction.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Excess Inclusion Income. Certain types of income received by the Fund from
REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as
"excess inclusion income." To Fund shareholders such excess inclusion income may
(1) constitute taxable income, as "unrelated business taxable income" ("UBTI")
for those shareholders who would otherwise be tax-exempt such as individual

                                       32

retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S.
shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain "disqualified organizations" as defined by the IRC are
Fund shareholders. In addition, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries, including Israel, and the United States may reduce or eliminate such taxes in some cases. If, as is expected, more than
50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders. If the Fund were to make an election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign income tax that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the
Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.

Passive Foreign Investment Companies. If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies"
("PFICs"), it may be subject to U.S. federal income tax on a portion of any
"excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.
Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the IRC, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the
Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this
"phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

Federal Tax Treatment of Complex Securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund is required, for U.S. federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-

                                       33

to-market will be 60% long-term and 40% short-term capital gain or loss.
Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90%
requirement for the Fund to qualify as a RIC.

The Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions.
Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper.
Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a
61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly-acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within
90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of funds.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by the Fund to non-U.S.
shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS
Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S.
shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a
U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to back-up withholding at the appropriate rate.

                                       34

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

A distribution from the Fund to foreign shareholders who have held more than 5%
of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50%
or more of the value of the Fund's assets are invested in REITs and other U.S.
real property holding corporations. Restrictions apply regarding wash sales and substitute payment transactions.

Reporting. If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements

Financial statements for the Fund are not available because, as of the date of this SAI, the Fund has no financial information to report.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York,
NY 10019, is counsel to the Company.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP,
located at Three Embarcadero Center, San Francisco, CA 94111, serves as the
Company's independent registered public accounting firm, audits the Fund's financial statements, and may perform other services.

Shareholder Communications to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to: iShares Board of Directors, c/o
Barclays Global Investors, N.A.- Mutual Fund Administration, 400 Howard Street,
San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund or Funds of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Company and reported to the Board.

                                       35

APPENDIX A

The Fund generally intends to effect deliveries of Creation Units and Fund
Securities on a basis of "T" plus three Business Days (i.e., days on which the
NYSE Arca is open). The Fund may effect deliveries of Creation Units and Fund
Securities on a basis other than T plus 3 or T plus five in order to accommodate local holiday schedules, to account for different treatment among foreign and
U.S. markets of dividend record dates and ex-dividend dates and under certain other circumstances. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Company from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Fund
Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund in certain circumstances. The holidays applicable to the Fund during such periods, if any, are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

iSHARES MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

Regular Holidays. The dates of the regular holidays in the calendar year 2008 in
Israel are as follows:

Israel
--------
March 21   June 9    Oct 8    Oct 21
April 20   Aug 10    Oct 9
May 7      Sept 29   Oct 13
May 8      Sept 30   Oct 14
June 8     Oct 1     Oct 20

Redemption. The Company is not aware of a redemption request over any Israeli holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

BGI-SAI-25-1008

                                       36

iShares(R)

Statement of Additional Information

Dated March 26, 2008 (as revised October 30, 2008)

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus ("Prospectus") for the following fund of iShares, Inc. (the "Company"), as such Prospectus may be revised or supplemented from time to time:

iShares MSCI Thailand Investable Market Index Fund (the "Fund").

The Prospectus for the Fund is dated March 26, 2008. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Company's distributor, SEI Investments Distribution Co. (the
"Distributor"), at One Freedom Valley Drive, Oaks, PA 19456, calling
1-800-iShares (1-800-474-2737) or visiting www.iShares.com.

iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                                                                      Page
                                                                      ----

                                        i

Taxes                                                                  30

                                       ii

                                       ii

General Description of the Company and the Fund

The Company currently consists of more than 25 investment series or portfolios. The Company was organized as a Maryland corporation on August 31,
1994 and is authorized to have multiple series or portfolios. The Company is an open-end management investment company registered with the Securities and
Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Company's shares is registered under the Securities Act of 1933, as amended (the "1933 Act"). This SAI relates solely to the Fund.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (the "Underlying Index") representing publicly-traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. The Fund is managed by
Barclays Global Fund Advisors ("BGFA" or the "Investment Adviser"), a subsidiary of BGI.

The Fund offers and issues shares at their net asset value per share ("NAV")
only in aggregations of a specified number of shares (each, a "Creation Unit"), generally in exchange for a basket of equity securities included in its
Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). Shares of the Fund are listed and traded on NYSE Arca, Inc. ("NYSE Arca" or the "Listing Exchange"), a national securities exchange. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in
Creation Units and, generally, in exchange for portfolio securities and a Cash
Component. Creation Units typically are a specified number of shares, generally
50,000 shares or multiples thereof.

The Fund reserves the right to offer a "cash" option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Purchase and Issuance of
Creation Units section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Fund are listed for trading and trade throughout the day on the
Listing Exchange and other secondary markets. Shares of the Fund may also be traded on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if (1) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (2) the value of the Underlying Index on which the
Fund is based is no longer calculated or available, (3) the "indicative optimized portfolio value" ("IOPV") of the Fund is no longer calculated or available, or (4) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing
Exchange inadvisable. The Listing Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Fund, the Listing Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated IOPV for the Fund as calculated by an information provider or market data vendor. The Company is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has an equity securities component and a cash component. The equity securities values included in an IOPV are the values of the Deposit Securities for the Fund. While the IOPV reflects the current market value of the Deposit
Securities required to be deposited in connection with the purchase of a
Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time because the current portfolio of the Fund may include securities that are not part of the current Deposit Securities. Therefore the Fund's IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real-time update of the Fund's NAV, which is calculated only once a day.

                                       1

The cash component included in an IOPV consists of estimated accrued dividend and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. dollar and the applicable local currency.

The Company reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying
Index. The Fund operates as an index fund and will not be actively managed.
Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund engages in "representative sampling," which is investing in a sample of securities selected by BGFA to have a collective investment profile similar to that of the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are included in the relevant underlying index.

Diversification Status. The Fund is a non-diversified. A "non-diversified"
classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index and, consequently, the
Fund's investment portfolio. This may adversely affect the Fund's performance or subject the Fund's shares to greater price volatility than that experienced by more diversified investment companies.

The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "Regulated Investment Company"
("RIC") for purposes of the U.S. Internal Revenue Code of 1986, as amended (the
"IRC"), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the
Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the IRC may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.

Lending Portfolio Securities. The Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund's total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

The Fund pays a portion of the interest or fees earned from securities lending to a borrower, as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the
Company's Board of Directors (the "Board" or "Directors"). BGI acts as securities lending agent for the Fund subject to the overall supervision of
BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same

                                       2

counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments.
The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Fund will engage in repurchase agreements only with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. The Fund maintains liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the
Fund's assets that are denominated in a foreign currency. The Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Foreign Securities. The Fund intends to purchase publicly traded common stocks of foreign corporations. To the extent the Fund invests in stocks of foreign corporations, the Fund's investment in such stocks may be in the form of
Non-Voting Depository Receipts ("NVDRs"), American Depositary Receipts ("ADRs"),
Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs")
(collectively, "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. A subsidiary of the Stock
Exchange of Thailand, Thai NVDR Co., LTD., is the depository for NVDRs. The depository for ADRs is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. NVDRs are designed for use by investors in Thai securities who are subject to foreign ownership limits and do not confer any voting rights. Generally ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund will not invest in any unlisted Depositary
Receipt other than NVDRs, which are not listed separately from the underlying securities, or in any Depositary Receipt that BGFA deems illiquid or for which pricing information is not readily available. In general Depositary Receipts must be sponsored; however,

                                       3

a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore there may be less information available regarding such issuers and there may be no correlation between available information and the market value of the Depositary
Receipts.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i)
shares of money market funds (including those advised by BGFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities
(including government-sponsored enterprises); (iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions;
(iv) commercial paper rated at the date of purchase "Prime-1" by Moody's
Investors Service, Inc. ("Moody's(R)") or "A-1" by Standard and Poor's Rating
Service, a division of The McGraw-Hill Companies, Inc. ("S&P(R)"), or if
unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities of Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Pursuant to the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, the Fund may invest its assets in the securities of investment companies that are money market funds, including those advised by
BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above.
Other investment companies in which the Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees that would be in addition to those incurred by the Fund.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. The Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts and options only on futures contracts that are traded on a
U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes. The Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Company, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified exercise price within a specified period of time. The initial purchaser of an option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts and other investments that contain leverage may require the Fund to maintain liquid assets. Generally, the Fund maintains an amount of liquid assets equal to its obligations relative to the position

                                       4

involved, adjusted daily on a marked-to-market basis. With respect to futures contracts that are contractually required to "cash-settle," the Fund maintains liquid assets in an amount at least equal to the Fund's daily marked-to-market obligation (i.e., the Fund's daily net liability, if any), rather than the contracts' notional value (i.e., the value of the underlying asset). By maintaining assets equal to its net obligation under cash-settled futures contracts, the Fund may employ leverage to a greater extent than if the Fund set aside assets equal to the futures contracts' full notional value. The Fund bases its asset maintenance policies on methods permitted by the staff of the SEC and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. The Fund may enter into futures contracts to purchase stock indexes when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds
(in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the
Fund. The potential for loss related to writing call options is unlimited.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin,"
which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Fund may also have asset segregation requirements. At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

                                       5

General Considerations and Risks

A discussion of some of the risks associated with an investment in the Fund is contained in the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general and other factors that affect the market.

Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Risks of Equity Securities. An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general and other factors that affect securities markets. An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change.
These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated
optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange).
While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit the Fund's risk exposure to levels comparable to a direct investment in the types of stocks in which the Fund invests.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by
BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit

                                       6

the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

Risks of Investing in Non-U.S. Equity Securities. An investment in the Fund involves risks similar to those of investing in broad-based portfolios of equity securities traded on exchanges in the country covered by the Fund. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices.
Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund whose portfolio contains non-U.S.
issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs;
delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic and political uncertainty; the risk of nationalization or expropriation of assets, and the risk of war.

Dividend Risk. There is no guarantee that the issuer of the stocks held by the
Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Proxy Voting Policy

The Company has adopted, as its proxy voting policies for the Fund, the proxy voting guidelines of BGFA, the investment adviser to the Fund. The Company has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund's proxy voting guidelines and BGFA's role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for the Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of the Fund. In some cases, BGFA may determine that it is in the best economic interests of the Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S.
securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our clients' economic interests.
The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted.
Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes.
BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the Fund. BGFA votes (or refrains from voting)
proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund's affiliates (if any), BGFA or
BGFA's

                                       7

affiliates, or the Distributor or the Distributor's affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

     .    The Fund generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

     .    The Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

     .    The Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and the Fund, the Fund's affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BGFA voted proxies relating to the Fund's portfolio securities during the 12-month period ended June 30 will be available
(i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund's website at www.iShares.com and (ii) on the SEC's website at
www.sec.gov.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Fund's portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of the Fund's respective shareholders; (b) does not put the interests of BGFA, the Distributor or any affiliated person of the Fund, BGFA or the Distributor above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective
Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the
iShares Exemptive Orders as discussed below and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities" referred to in sub-section (c) above are generally limited to National Securities Clearing
Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized
Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Fund offers and redeems its shares ("iShares Exemptive Orders") and other institutional market participants and entities that provide information services.

Each business day, the Fund's portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the
NSCC and other fee-based subscription services to NSCC members and subscribers to those other fee-based subscription services, including Authorized
Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund's anticipated holdings on the following business day.

Daily access to information concerning the Fund's portfolio holdings is permitted (i) to certain personnel of service providers involved in portfolio management and providing administrative, operational, risk management or other support to portfolio management, including affiliated broker-dealers and
Authorized Participants, and (ii) to other personnel of BGFA and the Fund's
Distributor, administrator, custodian and fund accountant who deal directly with or assist in functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares
Exemptive Orders, agreements with the Fund and the terms of the Fund's current registration statement. In addition, the Fund discloses its portfolio holdings and the percentages they represent of the net assets of the Fund at least monthly, and as often as each day the Fund is open for business, at
www.iShares.com. More information about this disclosure is available at
www.iShares.com.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the NSCC. From

                                       8

time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC, within 70 days after the end of each fiscal quarter and will provide that information to shareholders as required by federal securities laws and regulations thereunder. The Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly available website or other means that make the information available to all likely interested parties contemporaneously.

The Company's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance of the Underlying Index

A description of the MSCI indexes generally and the Underlying Index is provided below.

MSCI Indexes

The MSCI indexes were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the indexes in
1986. In November 1998, Morgan Stanley transferred all rights to the MSCI indexes to MSCI Inc. ("MSCI"), a Delaware corporation of which Morgan Stanley is the majority owner and The Capital Group of Companies, Inc. is the minority shareholder. The MSCI single country standard equity indexes have covered the world's developed markets since 1969 and in 1988 MSCI commenced coverage of emerging markets.

Local stock exchanges traditionally calculated their own indexes which were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology to all markets for all single country standard equity indexes, developed and emerging.

MSCI has begun implementing enhancements to the methodology of its current indexes, the MSCI Standard Indexes and the MSCI Small Cap Indexes. MSCI is
generally expanding the number of securities included in these indexes, eliminating industry sector classifications in favor of market capitalization size segmentation and eliminating overlapping market capitalization size segmentation among its indexes. These enhancements are being phased in over two stages: 50% of the transition was completed on November 30, 2007 and the remaining transition is expected to be completed on May 30, 2008. MSCI has also combined its MSCI Standard Indexes and MSCI Small Cap Indexes to form the MSCI
Global Investable Market Indexes (the "MSCI GIMI"). The MSCI Global Standard
Indexes of the MSCI GIMI, which include the MSCI Global Large Cap Indexes and
MSCI Global Mid-Cap Indexes, are intended to cover all investable large and mid-cap securities and include approximately 85% of each market's free float-adjusted market capitalization. The MSCI Global Small Cap Index of the
MSCI GIMI is intended to cover all companies with a market capitalization smaller than that of the companies in the MSCI Global Standard Indexes and include an additional 14% coverage of each market's free-float adjusted market capitalization. The Underlying Index for the iShares MSCI Thailand Investable
Market Index Fund at its inception will be an index of the MSCI GIMI.

MSCI Standard Indexes

Weighting. All single-country MSCI Standard indexes are free-float weighted,
i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. MSCI's Standard indexes generally seek to include 85% of the free float-adjusted market capitalization of a country's stock market represented in each industry group of each country.

Regional Weights. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets.

                                       9

Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe, (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors, (iii)
classifying the universe of securities under the Global Industry Classification
Standard (the "GICS") and (iv) selecting securities for inclusion according to
MSCI's index construction rules and guidelines.

     (i) Defining the Equity Universe. The current index construction process starts at the country level with the identification of all listed securities for that country. MSCI currently creates international equity country indexes for 48 countries. In general, companies and their respective securities are classified as belonging only to the country in which they are incorporated. This allows securities to be sorted distinctly by country. All listed equity securities and listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the equity universe. Shares of non-domiciled companies generally are not eligible for inclusion in the equity universe.

     (ii) Adjusting the Total Market Capitalization of Securities in the Equity
     Universe for Free Float. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe using publicly available information. The process of free float adjusting market capitalization involves: (i) defining and estimating the free float available to foreign investors for each security using
     MSCI's definition of free float, (ii) assigning a free float-adjustment factor to each security and (iii) calculating the free float-adjusted market capitalization of each security.

     (iii) Classifying Securities under the GICS. All securities in the equity universe are also assigned to an industry-based hierarchy, the GICS. This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI's objective of broad industry representation in its indexes.

     (iv) Selecting Securities for Index Inclusion. MSCI targets an 85% free float-adjusted market representation level in each industry group of each country. The security selection process within each industry group is based on the analysis of: (i) each company's business activities and the diversification that its securities would bring to the index, (ii) the size
     (based on free float-adjusted market capitalization) and liquidity of securities of the company and (iii) the estimated free float for the company and its individual share classes. MSCI targets for inclusion the largest and most liquid securities in an industry group. MSCI generally does not consider securities with inadequate liquidity or securities that do not have an estimated free float greater than 15% unless exclusion of the security of a large company would compromise the index's ability to fully and fairly represent the characteristics of the underlying market.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at
25% of its market capitalization. For securities with a free float of less than
15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

Additions and Deletions. Potential additions to the indexes are analyzed with respect to their industry group and sub-industry group in order to represent a wide range of economic and business activities. In assessing deletions, it is important that indexes represent the full investment cycle including both bull and bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalization and/or declining liquidity and yet not be deleted because they remain representative of their industry group.

As a general policy, changes in number of shares are coordinated with changes in the inclusion factors to accurately reflect the investability of the underlying securities.

MSCI Global Investable Market Indexes

Weighting. All single-country indexes of the MSCI GIMI are free-float weighted,
i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. Indexes of MSCI's GIMI generally seek to include
99% of the free float-adjusted market capitalization of a single country's stock market.

Regional Weights. Market capitalization weighting, combined with a consistent target of 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except in the developed

                                       10

markets of Europe, where all markets are aggregated into a single market for index construction purposes. Individual country indexes of the European developed markets are derived from the constituents of the MSCI GIMI Europe
Index.

Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe, (ii) determining the market investable equity universe for each market, (iii) determining market capitalization size segments for each market and (iv) applying index continuity rules for the standard index.

     (i) Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI Global Index Series. Of these countries, 23 are classified as developed markets and 25 as emerging markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. Real estate investment trusts
     ("REITs") in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

     (ii) Determining the Equity Universe in Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in the equity universe of that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.

     (iii) Determining Market Capitalization Size Segments for Each Market. In
     each market MSCI creates an Investable Market Index, Standard Index, Large
     Cap Index, Mid Cap Index and Small Cap Index. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:

          1.   Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index and

          2.   Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.

     (iv) Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developing market Standard Index and a minimum number of three constituents will be maintained for an emerging market
     Standard Index.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at
25% of its market capitalization. For securities with a free float of less than
15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

Price and Exchange Rates

Prices. The prices used to calculate all MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

Exchange Rates. MSCI currently uses the foreign exchange rates published by WM
Reuters at 4:00 p.m., London time. MSCI uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m., London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the
Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI uses these rates to calculate the mid-point to five decimal places.

MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM
Reuters rate is believed not to be representative for a given currency on a particular day.

Changes to the Indexes. The MSCI indexes are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets.
In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and

                                       11

minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects including: (i) additions to, and deletions from, the indexes; (ii)
changes in number of shares and (iii) changes in inclusion factors as a result of updated free float estimates.

Index maintenance can be described by three broad categories of changes:

     .    Annual full country index reviews, conducted on a fixed annual timetable, that systematically re-assess the various dimensions of the equity universe for all countries;

     .    Quarterly index reviews, aimed at promptly reflecting other significant market events and

     .    Ongoing event-related changes, such as mergers and acquisitions, which generally are implemented in the indexes as they occur.

Potential changes in the status of countries (stand-alone, emerging and developed) are normally implemented in one or more phases at the regular annual full country index review and quarterly index review dates.

The annual full country index review for all the MSCI single country standard international equity indexes is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs only on three dates throughout the year: as of the close of the last business day of February, August and
November. Any single country indexes may be impacted at the quarterly index review. MSCI index additions and deletions due to quarterly index rebalancing are generally announced at least two weeks in advance.

MSCI Thailand Investable Market Index

Number of Components: approximately 68

Index Description. The MSCI Thailand Investable Market Index is designed to measure broad based equity market performance in Thailand. The Underlying Index consists of stocks traded primarily on the Stock Exchange of Thailand ("SET").
As of January 1, 2008, the Underlying Index's three largest industries were energy, financials and materials.

Investment Limitations

The Board has adopted as a non-fundamental policy the investment objective of the Fund. Therefore, the Fund may change its investment objective and its
Underlying Index without a shareholder vote. The Board has adopted as fundamental policies the Fund's investment restrictions numbered one through six below. The restrictions for the Fund cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy and (b) more than 50% of outstanding voting securities of the fund.

The Fund will not:

1.   Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its
     Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the
     U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.   Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i)
     and (ii), the Fund will be limited so that no more than 33 (1)/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.   Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.   Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

                                       12

5.   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the
     Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with the Fund's investment objective and policies).

6.   Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, the Fund has adopted as a non-fundamental policy, not to invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

BGFA monitors the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

     .    The frequency of trades and quotes for the security;

     .    The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

     .    Dealer undertakings to make a market in the security; and

     .    The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

The Fund has adopted a non-fundamental investment policy in accordance with Rule
35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities, and ADRs based on securities, in the Fund's Underlying
Index. The Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, at any point a
"distribution," as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the
Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the
1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the
1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on a Listing Exchange is satisfied by the fact that the prospectus is available at such Listing Exchange upon request.
The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

                                       13

Management

Directors and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

The Company, iShares Trust, Master Investment Portfolio ("MIP"), Barclays
Foundry Investment Trust ("BFIT") and Barclays Global Investors Funds ("BGIF"),
each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director also serves as a Trustee for iShares Trust and, as a result, oversees a total of 153 Funds within the fund complex. In addition, Lee
T. Kranefuss serves as a Trustee for BGIF and MIP and, as a result, oversees an additional 24 portfolios within the fund complex. The address of each Director and officer, unless otherwise indicated, is c/o Barclays Global Investors, N.A.,
400 Howard Street, San Francisco, CA 94105. The Board has designated George G.C.
Parker as its Lead Independent Director.

Name                                                                                                      Other Directorships
(Year of Birth)         Position            Principal Occupation(s) During the Past 5 Years                 Held by Director
-----------------   ---------------   -----------------------------------------------------------   --------------------------------
Interested
   Directors

*Lee T. Kranefuss   Director and      Chief Executive Officer, iShares Intermediary and Markets     Trustee (since 2003) of iShares
(1961)              Chairman (since   Group of BGI (since 2005); Chief Executive Officer of the     Trust; Trustee (since 2001) of
                    2003)             Intermediary Investor and Exchange Traded Products Business   BGIF and MIP; Director (since
                                      of BGI (2003-2005); Director of Barclays Global Fund          2003) of BGI Cayman Prime Money
                                      Advisors (since 2005); Director, President and Chief          Market Fund, Ltd.
                                      Executive Officer of Barclays Global Investors
                                      International, Inc. (since 2005); Director and Chairman of
                                      Barclays Global Investors Services (since 2005); Chief
                                      Executive Officer of the Individual Investor Business of
                                      BGI (1999-2003).

*John E. Martinez   Director (since   Co-Chief Executive Officer                                    Trustee (since 2003) of iShares
(1962)              2003)             of Global Index and Markets Group of BGI (2001-2003);         Trust; Director (since 2005) of
                                      Chairman of Barclays Global Investors Services (2000-2003);   Real Estate Equity Exchange;
                                      Director, Barclays Global Investors UK Holdings, Inc.         Chairman, Independent Review
                                      (2000-2003).                                                  Committee, Canadian iShares
                                                                                                    Funds (since 2007).

----------

*    Lee T. Kranefuss and John E. Martinez are deemed to be "interested persons"
     (as defined in the 1940 Act) of the Company due to their affiliations with
     BGFA, the Fund's investment adviser; BGI, the parent company of BGFA; and
     Barclays Global Investors Services, an affiliate of BGFA and BGI.

                                       14

Name                                                                                                 Other Directorships
(Year of Birth)         Position            Principal Occupation(s) During the Past 5 Years            Held by Director
-----------------   ---------------   -----------------------------------------------------------   -------------------------------
Independent
   Directors

George G.C.         Director (since   Dean Witter Distinguished Professor of Finance, Emeritus,     Trustee (since 2002) of iShares
Parker (1939)       2000) Lead        Stanford University Graduate School of Business (since        Trust; Director (since 1996) of
                    Independent       1994).                                                        Continental Airlines, Inc.;
                    Director (since                                                                 Director (since 1995) of
                    2006)                                                                           Community First Financial Group;
                                                                                                    Director (since 1999) of Tejon
                                                                                                    Ranch Company; Director (since
                                                                                                    2004) of Threshold
                                                                                                    Pharmaceuticals; Director (since
                                                                                                    2007) of NETGEAR, Inc.

Cecilia H.          Director (since   Chair of Investment Committee (1994-2005) Archdiocese of      Trustee (since 2005) of iShares
Herbert (1949)      2005)             San Francisco; Director (since 1998) and President (since     Trust.
                                      2007) of the Board of Directors, Catholic Charities CYO;
                                      Trustee (2004-2005) of Pacific Select Funds; Trustee
                                      (1992-2003) of the Montgomery Funds; Trustee (since 2005)
                                      and Chair of Finance and Investment Committees (since 2006)
                                      of the Thacher School.

Charles A. Hurty    Director (since   Retired; Partner, KPMG, LLP (1968-2001).                      Trustee (since 2005) of iShares
(1943)              2005)                                                                           Trust; Director (since 2002) of
                                                                                                    GMAM Absolute Return Strategy
                                                                                                    Fund (1 portfolio); Director
                                                                                                    (since 2002) of Citigroup
                                                                                                    Alternative Investments
                                                                                                    Multi-Adviser Hedge Fund
                                                                                                    Portfolios LLC (1 portfolio);
                                                                                                    Director (since 2005) of CSFB
                                                                                                    Alternative Investments Fund (6
                                                                                                    portfolios).

John E. Kerrigan    Director (since   Chief Investment Officer, Santa Clara University (since       Trustee (since 2005) of iShares
(1955)              2005)             2002); Managing Director, Merrill Lynch (1994-2002).          Trust; Member (since 2004) of
                                                                                                    Advisory Council for Commonfund
                                                                                                    Distressed Debt Partners II.

                                       15

Name                                                                                                 Other Directorships
(Year of Birth)         Position            Principal Occupation(s) During the Past 5 Years            Held by Director
-----------------   ---------------   -----------------------------------------------------------   -------------------------------
Robert H. Silver    Director (since   President and Co-Founder of The Bravitas Group, Inc. (since   Trustee (since March 2007) of
(1955)              March 2007)       2006); Member, Non-Investor Advisory Board of Russia          iShares Trust; Director and
                                      Partners II, LP (since 2006); President and Chief Operating   Member (since 2006) of the Audit
                                      Officer (2003-2005) and Director (1999-2005) of UBS           and Compensation Committee
                                      Financial Services, Inc.; President and Chief Executive       Member (since 2006) of EPAM
                                      Officer of UBS Services USA, LLC (1999-2005); Managing        Systems, Inc.
                                      Director, UBS America, Inc. (2000-2005); Director and
                                      Chairman of the YMCA of Greater NYC (since 2001); Broadway
                                      Producer (since 2006).

                                                                 Principal Occupation(s) During the
Name (Year of Birth)      Position                                          Past 5 Years
--------------------   --------------   -----------------------------------------------------------------------------------
Officers

Michael A. Latham      President        Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary
(1965)                 (since 2007)     Investors and Exchange Traded Products Business of BGI (since 2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since
                                        2005); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of
                                        BGI (1999-2003).

Geoffrey D. Flynn      Treasurer and    Director of Mutual Fund Operations, BGI (since 2007); President, Van Kampen
(1956)                 Chief            Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007);
                       Financial        President, Morgan Stanley Trust, FSB (2002-2007).
                       Officer
                       (since 2007)

Eilleen M. Clavere     Secretary        Head of Legal Administration of Intermediary Investors Business of BGI (since
(1952)                 (since 2007)     2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and
                                        Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP
                                        (2001-2005).

Ira P. Shapiro         Vice President   Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of
(1963)                 and Chief        Merrill Lynch Investment Managers.
                       Legal Officer
                       (since 2007)

Amy Schioldager        Executive Vice   Head of U.S. Indexing (since 2006) of BGI; Head of Domestic Equity Portfolio
(1962)                 President        Management, BGI (2001-2006).
                       (since 2007)

H. Michael Williams    Executive Vice   Head of Global Index and Markets Group of BGI (since 2006); Global Head of
(1960)                 President        Securities Lending, BGI (2002-2006).
                       (since 2007)

Patrick O'Connor       Vice President   Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager,
(1967)                 (since 2007)     BGI (since 1999).

Lee Sterne (1965)      Vice President   Senior Portfolio Manager, BGI (since 2004); Portfolio Manager, BGI (2001-2004).
                       (since 2007)

Matt Tucker (1972)     Vice President   Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income
                       (since 2007)     Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI
                                        (1997-2003).

                                       16

The following table sets forth, as of December 31, 2007, the dollar range of equity securities beneficially owned by each Director in the Fund and in other registered investment companies overseen by the Director within the same family of investment companies as the Company:

                                                                                                    Aggregate Dollar Range of
                                                                                                     Equity Securities in all
                                                                                                      Registered Investment
                                                                                 Dollar Range of      Companies Overseen by
                                                                                Equity Securities     Director in Family of
Name of Director                        Name of Index Fund                         in the Fund         Investment Companies
------------------   -------------------------------------------------------   ------------------   -------------------------
Lee T. Kranefuss     iShares Lehman 1-3 Year Treasury Bond Fund                 $50,001-$100,000          Over $100,000
                     iShares Russell 3000 Index Fund                              Over $100,000
John E. Martinez     iShares MSCI EAFE Index Fund                                 Over $100,000           Over $100,000
                     iShares Russell 1000 Index Fund                              Over $100,000
                     iShares Russell 1000 Value Index Fund                        Over $100,000
                     iShares Russell 2000 Index Fund                              Over $100,000
                     iShares S&P 500 Index Fund                                   Over $100,000
George G.C. Parker
                     iShares Russell 2000 Index Fund                            $50,001-$100,000          Over $100,000
                     iShares Russell 2000 Value Index Fund                      $50,001-$100,000
                     iShares S&P 100 Index Fund                                   Over $100,000
                     iShares S&P 500 Value Index Fund                             Over $100,000
                     iShares S&P MidCap 400 Index Fund                           $10,001-$50,000
                     iShares S&P MidCap 400 Value Index Fund                      Over $100,000
                     iShares S&P Small Cap 600 Index Fund                        $10,001-$50,000
                     iShares Russell 1000 Value Index Fund                        Over $100,000
                     iShares Dow Jones Select Dividend Index Fund                 Over $100,000
                     iShares S&P 500 Index Fund                                   Over $100,000
                     iShares MSCI Mexico Investable Market Index Fund             Over $100,000
                     iShares MSCI EAFE Index Fund                                 Over $100,000
Cecilia H. Herbert
                     iShares FTSE/Xinhua China 25 Index Fund                      Over $100,000           Over $100,000
                     iShares MSCI Emerging Markets Index Fund                    $10,001-$50,000
                     iShares MSCI Hong Kong Index Fund                           $10,001-$50,000
                     iShares MSCI Japan Index Fund                               $10,001-$50,000
                     iShares Dow Jones U.S. Consumer Goods Sector Index Fund     $10,001-$50,000
                     iShares Russell 1000 Index Fund                             $10,001-$50,000
                     iShares S&P Global Telecommunications Sector Index Fund     $10,001-$50,000
                     iShares Dow Jones U.S. Technology Sector Index Fund           $1-$10,000
                     iShares S&P 500 Index Fund                                   Over $100,000
Charles A. Hurty
                     iShares S&P 500 Index Fund                                  $10,001-$50,000          Over $100,000
                     iShares FTSE/Xinhua China 25 Index Fund                     $10,001-$50,000
                     iShares Dow Jones Financial Sector Index Fund               $10,001-$50,000
                     iShares Dow Jones U.S. Energy Sector Index Fund             $10,001-$50,000
                     iShares Dow Jones U.S. Technology Sector Index Fund         $10,001-$50,000
                     iShares MSCI EAFE Index Fund                                $10,001-$50,000
                     iShares MSCI Japan Index Fund                               $10,001-$50,000
                     iShares Dow Jones Select Dividend Index Fund                $10,001-$50,000

                                       17

                                                                                                    Aggregate Dollar Range of
                                                                                                     Equity Securities in all
                                                                                                      Registered Investment
                                                                                 Dollar Range of      Companies Overseen by
                                                                                Equity Securities     Director in Family of
Name of Director                        Name of Index Fund                         in the Fund         Investment Companies
------------------   -------------------------------------------------------   ------------------   -------------------------
John E. Kerrigan
                     iShares MSCI Japan Index Fund                                Over $100,000           Over $100,000
                     iShares MSCI Pacific ex-Japan Index Fund                     Over $100,000
                     iShares MSCI EAFE Index Fund                                 Over $100,000
Robert H. Silver
                     iShares Dow Jones U.S. Broker-Dealers Index Fund             Over $100,000           Over $100,000
                     iShares MSCI EAFE Index Fund                                 Over $100,000
                     iShares S&P 500 Index Fund                                   Over $100,000
                     iShares Russell 2000 Index Fund                              Over $100,000

As of December 31, 2007, none of the Directors who are not interested persons
(as defined in the 1940 Act) of the Company ("Independent Directors") or their immediate family members owned beneficially or of record any securities of BGFA
(the Fund's investment adviser), the Distributor or any person controlling, controlled by or under common control with BGFA or the Distributor.

Committees of the Board of Directors. Each Independent Director serves on the
Audit Committee and Nominating and Governance Committee of the Board. The
purposes of the Audit Committee are to assist the Board (i) in its oversight of the Company's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Company; (ii)
in its oversight of the Company's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Company's accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit
Committee met four times during the calendar year ended December 31, 2007.

The Nominating and Governance Committee nominates individuals for Independent
Director membership on the Board. The Nominating and Governance Committee
functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an
Independent Director; (ii) recommending to the Board and current Independent
Director the nominee(s) for appointment as an Independent Director by the Board and current Independent Director and/or for election as Independent Director by shareholders to fill any vacancy for a position of Independent Director (s) on the Board; (iii) recommending to the Board and current Independent Directors the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent
Director to the Board and current Independent Directors to serve as Lead
Independent Director; (v) periodic review of the Board's retirement policy; and
(vi) recommending an appropriate level of compensation for the Independent
Directors for their services as Directors and members or chairpersons of committees of the Board, Lead Independent Director, Chairperson of the Board and
any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee is not required to consider nominees for the Board who are recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity).

The Nominating and Governance Committee is comprised of all members of the Board that are Independent Director. The Nominating and Governance Committee met four times during the calendar year ended December 31, 2007.

Remuneration of Director. The Company pays each Independent Director and John
Martinez, an Interested Director, an annual fee of $90,000 for meetings of the
Board attended by the Director; also the Company pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and
George G. C. Parker an annual fee of $25,000 for service as the Board's Lead
Independent Director. During the period January 1, 2007 through December 31,
2007, the Company paid each Independent Director and John Martinez, an
Interested Director, an annual fee of $75,000 for meetings of the Board attended by the Director; also the Company paid Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C.
Parker an annual fee of $25,000 for service as the Board's Lead Independent
Director. The Company also reimburses each Director for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

                                       18

The table below sets forth the total compensation paid to each Interested
Director for the calendar year ended December 31, 2007:

                                                                                       Total
                                                 Pension or                        Compensation
                                Aggregate        Retirement          Estimated       From the
                              Compensation    Benefits Accrued        Annual           Fund
                                from the     As Part of Company    Benefits Upon     and Fund
Name of Interested Director      Company        Expenses /1/      Retirement /1/    Complex /2/
---------------------------   ------------   ------------------   --------------   ------------
Lee T. Kranefuss/3/........      $     0       Not Applicable     Not Applicable     $      0
John E. Martinez...........      $75,000       Not Applicable     Not Applicable     $150,000

----------
1/  No Director or Officer is entitled to any pension or retirement benefits from the Company.

/2/  Includes compensation for service on the Board of Trustees of iShares
     Trust.

/3/  Lee T. Kranefuss was not compensated by the Company due to his employment with BGI during the time period reflected in the table.

The table below sets forth the compensation paid to each Independent Director for the calendar year ended December 31, 2007:

                                                                                        Total
                                                  Pension or                        Compensation
                                 Aggregate        Retirement          Estimated       From the
                               Compensation    Benefits Accrued        Annual           Fund
                                 from the     As Part of Company    Benefits Upon     and Fund
Name of Independent Director      Company        Expenses /1/      Retirement /1/    Complex /2/
----------------------------   ------------   ------------------   --------------   ------------
George G. C. Parker........      $ 100,000      Not Applicable     Not Applicable     $200,000
John E. Kerrigan...........      $  75,000      Not Applicable     Not Applicable     $150,000
Charles A. Hurty...........      $  95,000      Not Applicable     Not Applicable     $190,000
Cecilia H. Herbert.........      $  75,000      Not Applicable     Not Applicable     $150,000
Robert H. Silver*..........      $  56,250      Not Applicable     Not Applicable     $112,500

----------

*    Appointed to serve as Independent Director of the Company effective March
     9, 2007.

/1/  No Director or Officer is entitled to any pension or retirement benefits from the Company.

/2/  Includes compensation for service on the Board of Trustees of iShares
     Trust.

The Directors and officers of the Company do not own any outstanding shares of the Fund as of the date of this SAI.

Control Persons and Principal Holders of Securities. Ownership information is not provided for the Fund as they had not commenced operations as of the date of this SAI.

Investment Advisory, Administrative and Distribution Services

Investment Adviser. BGFA serves as investment adviser to the Fund pursuant to an
Investment Advisory Agreement between the Company and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Company and the investment of the Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

Pursuant to the Investment Advisory Agreement, BGFA is responsible for all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses. For its investment management services to the Fund, BGFA is paid a management fee at the annual rates (as a percentage of the Fund's average net assets) set forth below.

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market
Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares
MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI
Taiwan Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate SAIs) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over  $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion,up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

                                       19

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to the Fund is terminable without penalty on 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940
Act). The Investment Advisory Agreement is also terminable upon 60- days' notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit
Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Company but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Fund or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Company without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Company. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed BGFA or its affiliates would consider performing additional services for the Company.
BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

BGFA and/or BGI may pay certain broker-dealers and intermediaries for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. BGFA and/or BGI may also pay broker-dealers or intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange traded products in general.  Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients.  These amounts, which may be significant, are paid by BGFA and/or
BGI from their own resources and not from the assets of the Funds.

Portfolio Managers. The individuals named as Portfolio Managers in a Fund's prospectus were also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts in addition to the Funds, as indicated in the tables below as of
January 31, 2008:

Diane Hsiung

Types of Accounts                                                         Number     Total Assets
-----------------------------------------------------------------------   ------   ----------------
Registered Investment Companies........................................     137    $270,950,000,000
Other Pooled Investment Vehicles.......................................       1    $     33,000,000
Other Accounts.........................................................       5    $  1,049,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements..     N/A                 N/A

Greg Savage

Types of Accounts                                                         Number     Total Assets
-----------------------------------------------------------------------   ------   ----------------
Registered Investment Companies........................................     137    $270,950,000,000
Other Pooled Investment Vehicles.......................................       1         $33,000,000
Other Accounts.........................................................       6      $1,049,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements..     N/A                 N/A

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that constitute those indexes or through a representative sampling of the securities that comprise those indexes based on objective criteria and data. The Portfolio
Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Fund, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio
Managers and BGFA and its affiliates did not manage other portfolios or accounts.

                                       20

Like the Fund, the other portfolios or accounts of which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay
BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. Incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is a potential for a conflict-of-interest that may result in the Portfolio Manager's favoring those portfolios or accounts with incentive-based fee arrangements.

The table below shows, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts, as of January 31, 2008:

Diane Hsiung

                                                  Number of Other
                                                   Accounts with
                                                    Performance     Aggregate of
                                                    Fees Managed    Total Assets
                                                  ---------------   ------------
Registered Investment Companies................         N/A              N/A
Other Pooled Investment Vehicles...............         N/A              N/A
Other Accounts.................................         N/A              N/A

Greg Savage

                                                  Number of Other
                                                   Accounts with
                                                    Performance     Aggregate of
                                                    Fees Managed    Total Assets
                                                  ---------------   ------------
Registered Investment Companies................         N/A              N/A
Other Pooled Investment Vehicles...............         N/A              N/A
Other Accounts.................................         N/A              N/A

As of January 31, 2008, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers on behalf of BGFA, the
Portfolio Managers receive a salary and are eligible to receive an annual bonus.
Each Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including but not limited to the Portfolio
Manager's title, scope of responsibilities, experience and knowledge. Each
Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager's business unit and an assessment of the
Portfolio Manager's individual performance. Each Portfolio Manager's salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with
BGFA. If a Portfolio Manager satisfied the requirements for being part of a
"select group of management or highly compensated employees (within the meaning of ERISA section 401(a))" as so specified under the terms of BGI's Compensation
Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global
Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays
Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

                                       21

As of January 31, 2008, Diane Hsiung and Greg Savage did not beneficially own any shares of the Fund.

Codes of Ethics. The Company, BGFA and the Distributor have adopted Codes of
Ethics pursuant to Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the
Fund. The Codes of Ethics are on public file with, and are available from, the
SEC.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company
("State Street") serves as administrator, custodian and transfer agent for the
Fund. State Street's principal address is 200 Clarendon Street, Boston, MA
02116. Pursuant to an Administration Agreement with the Company, State Street provides necessary administrative, legal, tax, accounting and financial reporting services for the maintenance and operations of the Company and the
Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to a
Custodian Agreement with the Company, State Street maintains in separate accounts cash, securities and other assets of the Company and each Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Company, to deliver securities held by State
Street and to make payments for securities purchased by the Company for each
Fund. Also, pursuant to a Delegation Agreement, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service
Agreement with the Company, State Street acts as transfer agent for the Fund's authorized and issued shares of beneficial interest and as dividend disbursing agent of the Company. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

Distributor. The Distributor's principal address is One Freedom Valley Drive,
Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Company pursuant to which it distributes shares of the Fund. The
Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section. Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the SAI to persons purchasing
Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 as amended (the "1934 Act")
and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days, prior written notice to the other party following (i) the vote of a majority of the
Independent Directors or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement
will terminate automatically in the event of its assignment (as defined in the
1940 Act).

The Distributor may also enter into agreements with securities dealers
("Soliciting Dealers") who will solicit purchases of Creation Units of shares.
Such Soliciting Dealers may also be Authorized Participants (as defined below),
DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Index Provider. The Fund is based upon a particular index compiled by MSCI. MSCI is not affiliated with the Fund or with BGI or BGI's affiliates. The Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with
BGI, which in turn has a licensing agreement with MSCI. BGI has provided the applicable sub-licenses to the Fund without charge.

Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances.
BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer

                                       22

or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Company has adopted policies and procedures that prohibit the consideration of sales of the Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The Fund's purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BGFA may deal, trade and invest for its own account in the types of securities in which the Fund may invest. BGFA may, from time to time, affect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The
Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover rates may vary from period to period and high turnover rates may result in comparatively greater brokerage expenses.

Additional Information Concerning the Company

Capital Stock. The Company currently is comprised of the following 30 series, referred to as funds. Each series issues shares of common stock, par value
$0.001 per share. The Company has authorized and issued the following funds as separate series of capital stock: the iShares MSCI Australia Index Fund, the
iShares MSCI Austria Investable Market Index Fund, the iShares MSCI Belgium
Investable Market Index Fund, the iShares MSCI Brazil Index Fund, the iShares
MSCI BRIC Index Fund, the iShares MSCI Canada Index Fund, the iShares MSCI Chile
Investable Market Index Fund, the iShares MSCI Emerging Markets Index Fund, the
iShares MSCI EMU Index Fund, the iShares MSCI France Index Fund, the iShares
MSCI Germany Index Fund, the iShares MSCI Hong Kong Index Fund, the iShares MSCI
Israel Capped Investable Market Index, the iShares MSCI Italy Index Fund, the
iShares MSCI Japan Index Fund, the iShares MSCI Japan Small Cap Index Fund, the
iShares MSCI Malaysia Index Fund, the iShares MSCI Mexico Investable Market
Index Fund, the iShares MSCI Netherlands Investable Market Index Fund, the
iShares MSCI Pacific ex-Japan Index Fund, the iShares MSCI Singapore Index Fund,
the iShares MSCI South Africa Index Fund, the iShares MSCI South Korea Index
Fund, the iShares MSCI Spain Index Fund, the iShares MSCI Sweden Index Fund, the
iShares MSCI Switzerland Index Fund, the iShares MSCI Taiwan Index Fund, the
iShares MSCI Thailand Investable Market Index Fund, the iShares MSCI Turkey
Investable Market Index Fund and the iShares MSCI United Kingdom Index Fund. The
Company has authorized for issuance, but is not currently offering for sale to the public, two additional series of shares of common stock. The Board may designate additional series of common stock and classify shares of a particular series into one or more classes of that series. The Amended and Restated
Articles of Incorporation confers upon the Board the power to establish the number of shares which constitute a Creation Unit or, by resolution, to restrict the redemption right to Creation Units.

Each share issued by a Fund has a pro rata interest in the assets of that Fund.
The Company is currently authorized to issue 16.35 billion shares of common stock. The following number of shares is currently authorized for each Fund: the
iShares MSCI Australia Index Fund, 127.8 million shares; the iShares MSCI
Austria Investable Market Index Fund, 100 million shares; the iShares MSCI
Belgium Investable Market Index Fund, 136.2 million shares; the iShares MSCI
Brazil Index Fund, 500 million shares; the iShares MSCI BRIC Index Fund, 500 million shares; the iShares MSCI Canada Index Fund, 340.2 million shares; the
iShares MSCI Chile Investable Market Index Fund, 200 million shares; the iShares
MSCI Emerging Markets Index Fund, 1 billion shares; the iShares MSCI EMU Index
Fund, 1 billion shares; the iShares MSCI France Index Fund, 340.2 million shares; the iShares MSCI Germany Index Fund, 382.2 million shares; the iShares
MSCI Hong Kong Index Fund, 250 million shares; the iShares MSCI Israel Capped
Investable Market Index Fund, 500 million; the iShares MSCI Italy Index Fund,
63.6 million shares; the iShares MSCI Japan Index Fund, 2,124.6 million shares;
the iShares MSCI Japan Small Cap Index Fund, 500 million shares; the iShares
MSCI Malaysia Index Fund, 300 million shares; the iShares MSCI Mexico Investable
Market Index Fund, 255 million shares; the iShares MSCI Netherlands Investable
Market Index Fund, 255 million shares; the iShares MSCI Pacific ex-Japan Index
Fund, 1 billion shares; the iShares MSCI Singapore Index Fund, 300 million shares; the iShares MSCI South Africa Index Fund, 400 million shares; the
iShares MSCI South Korea Index Fund, 200 million shares; the iShares MSCI Spain
Index Fund, 127.8 million shares; the iShares MSCI Sweden Index Fund, 63.6 million shares; the iShares MSCI Switzerland Index Fund, 318.625 million shares;
the iShares MSCI Taiwan Index Fund, 400 million shares; the iShares MSCI
Thailand Investable Market Index Fund, 200 million; the iShares MSCI Turkey
Investable Market Index Fund, 200 million; and the iShares MSCI United Kingdom
Index Fund, 934.2 million shares. Fractional shares will not be issued. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation. Shareholders are entitled to require the Company to redeem Creation Units of their shares. The
Articles of Incorporation confer upon the Board the power, by resolution, to alter the number of shares constituting a Creation Unit or to specify that shares of common stock of the Company may be individually redeemable.

                                       23

Each share has one vote with respect to matters upon which a stockholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and the Maryland General Corporation Law. Stockholders
have no cumulative voting rights with respect to their shares. Shares of all funds vote together as a single class except that, if the matter being voted on affects only a particular fund; or, if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Maryland law, the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. The policy of the
Company is not to hold an annual meeting of stockholders unless required to do so under the 1940 Act. All shares of the Company (regardless of fund) have noncumulative voting rights for the election of Directors. Under Maryland law, the Directors may be removed by vote of the stockholders.

Following the creation of the initial Creation Units of a fund and immediately prior to the commencement of trading in such fund's shares, a holder of shares may be a "control person" of the fund, as defined in the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.

Shareholders may make inquiries by writing to the Company, c/o the Distributor,
SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and Directors of a fund and beneficial owners of 10% of the shares of such fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of
Section 16 of the 1934 Act and the SEC's rules promulgated thereunder.
Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Company or the Fund. The Company or the Fund may be
terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Company or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Company's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Company or the Fund, the
Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Company may make redemptions in kind, for cash or for a combination of cash or securities.

DTC as Securities Depository for Shares of the Fund. Shares of the Fund are
represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC
Participants, thereby eliminating the need for physical movement of securities'
certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the FINRA. Access
to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect
Participants and persons holding interests through DTC Participants and Indirect
Participants. Ownership of beneficial interests in iShares funds (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by
DTC (with respect to DTC Participants) and on the records of DTC Participants
(with respect to Indirect Participants and Beneficial Owners that are not DTC
Participants). Beneficial Owners will receive from or through the DTC
Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial
Owners is effected as follows. Pursuant to the Depositary Agreement between the
Company and DTC, DTC is required to make available to the Company upon request
and

                                       24

for a fee to be charged to the Company a listing of the shares of each fund held by each DTC Participant. The Company shall inquire of each such DTC
Participant as to the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Company shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such
Beneficial Owners. In addition, the Company shall pay to each such DTC
Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Company. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC
Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Company has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and
Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Company at any time by giving reasonable notice to the Company and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Company shall take action either to find a replacement for
DTC to perform its functions at a comparable cost.

Purchase and Issuance of Creation Units

General. The Company issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. A Creation Unit of the Fund of the Fund is composed of
50,000 shares and the value of a Creation Unit as of March 1, 2008 is
$2,500,000.

The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund of the Company, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A "Business Day" with respect to the Fund is any day on which the Fund's Listing
Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays (as observed): New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed),
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in kind deposit of a designated portfolio of equity securities (the "Deposit Securities"), which constitutes an optimized representation of the securities of the Fund's Underlying Index, and the Cash
Component computed as described below. Together, the Deposit Securities and the
Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The
Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the "Deposit Amount", which is an amount equal to the market value of the Deposit Securities and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of
any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit.

BGFA, through the NSCC, makes available on each Business Day, prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern time), the identity and the required number of shares (subject to possible amendments or corrections) of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Fund
Deposit composition is made available.

The identity and number of shares of the Deposit Securities changes pursuant to changes in the composition of the Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to

                                       25

the investment objective of the Fund. The composition of the
Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund's Underlying Index.

The Company reserves the right to permit or require the substitution of a "cash in lieu" amount to be added to the Cash Component to replace any Deposit
Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing
Process (discussed below). The Company also reserves the right to permit or require a "cash in lieu" amount where the delivery of Deposit Securities by the
Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of Deposit Securities to the Authorized
Participant would result in the disposition of Deposit Securities by the
Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized
Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not
Authorized Participants must make appropriate arrangements with an Authorized
Participant. Investors should be aware that their particular broker may not be a
DTC Participant or may not have executed an Authorized Participant Agreement and that therefore orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Company does not expect to enter into an Authorized
Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit, an Authorized
Participant must submit to the Distributor an irrevocable order to purchase shares of the Fund no later than the earlier of (i) 4:00 p.m., Eastern time, and
(ii) the closing time of the trading session of the NYSE, on any Business Day in order to receive that day's NAV. The Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the
Company. Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such
Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Company, immediately available or same day funds estimated by the Company to be sufficient to pay the Cash
Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Listing
Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the
Company are in place for payment of the Cash Component and any other cash amounts which may be due, the Company will accept the order, subject to its right (and the right of the Distributor and BGFA) to reject any order until acceptance.

Once the Company has accepted an order, upon next determination of the NAV of the shares, the Company will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Company reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor in respect of the Fund if (i) the order is not in proper form, (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the
Deposit Securities delivered do not conform to the identity and

                                       26

number of shares specified by BGFA, as described above; (iv) acceptance of the
Deposit Securities would have certain adverse tax consequences to the Fund; (v)
acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would, in the discretion of the Company or
BGFA, have an adverse effect on the Company or the rights of beneficial owners or (vii) circumstances outside the control of the Company, the Distributor and
BGFA make it impracticable to process purchase orders. The Company shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant
acting on behalf of such purchaser of its rejection of such order. The Company,
State Street, the subcustodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund
Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Company of the Deposit
Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the securities included in the
Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Investment
Adviser shall be notified of such delivery and the Company will issue and cause the delivery of the Creation Unit. Creation Units of the Fund typically are issued on a "T+3 basis" (i.e., three Business Days after trade date). However, as discussed in Appendix A, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S.
markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.

To the extent contemplated by an Authorized Participant's agreement with the
Distributor, the Company may issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized
Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 110%, which BGFA may change from time to time, of the value of the missing Deposit Securities in accordance with the Company's then-effective procedures. The only collateral that is acceptable to the Company is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the
Company. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant.
Information concerning the Company's current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized
Participant Agreement will permit the Company to buy the missing Deposit
Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Company reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Company and the Company's determination shall be final and binding.

Cash Purchase Method. Although the Company does not ordinarily permit cash purchases of Creation Units, when cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Company's brokerage and other transaction costs associated with using the cash to purchase the requisite
Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities.

Purchase Transaction Fee. A purchase transaction fee payable to the Company is imposed to compensate the Company for the transfer and other transaction costs of the Fund associated with the issuance of Creation Units. Purchasers of
Creation Units for cash are required to pay an additional variable charge to compensate the Fund for brokerage and market impact expenses relating to investing in portfolios securities. When the Company permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit
Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of
Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company. The following table sets forth standard and maximum creation transaction fees. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Company.

                                       27

                                Standard Creation      Maximum Additional
iShares MSCI Index Fund          Transaction Fee   Creation Transaction Fee*
-----------------------------   -----------------  -------------------------
iShares MSCI Thailand
Investable Market
Index Fund..................          $1,700                   3%

----------
*    As a percentage of the value of the Deposit Securities.

Redemption of Creation Units. Shares of the Fund may be redeemed only in
Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and only on a Business Day. The
Company will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market but must accumulate enough
iShares to constitute a Creation Unit in order to have such shares redeemed by the Company. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a
Creation Unit by an investor who wishes to redeem a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of iShares to constitute a redeemable Creation Unit.

BGFA makes available through the NSCC, prior to the opening of business on the
Listing Exchange on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund
Securities"). Fund Securities received on redemption may not be identical to
Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee described below.

Redemption Transaction Fee. A redemption transaction fee payable to the Company is imposed to offset transfer and other transaction costs that may be incurred by the Fund, including market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are set forth in the table below. Investors will also bear the costs of transferring the Fund Securities from the Company to their account. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. The following table sets forth standard and maximum redemption transaction fees.

                                Standard Redemption      Maximum Additional
iShares MSCI Index Fund          Transaction Fee     Redemption Transaction Fee*
------------------------------  -------------------  ---------------------------
iShares MSCI Thailand
Investable Market
Index Fund..................          $1,700                     2%

----------
*    As a percentage of the value of the Deposit Securities.

Redemption requests for Creation Units of the Fund must be submitted to the
Distributor by or through an Authorized Participant before 4:00 p.m., Eastern time, on any Business Day in order to receive that day's NAV. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Company to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant
Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time only a limited number of broker-dealers will have executed an Authorized Participant Agreement.
Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Company's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not
Authorized Participants.

A redemption request is considered to be in "proper form" if (i) an Authorized
Participant has transferred or caused to be transferred to the Company's
Transfer Agent the Creation Unit being redeemed through the book-entry system of
DTC so as to be effective by the Listing Exchange closing time on any Business
Day, (ii) a request in form satisfactory to the Company is received by the
Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above and (iii) all other procedures set forth in the Participant Agreement are properly followed. If the
Transfer Agent does not receive the investor's shares through DTC's facilities by 10:00 a.m., Eastern time, on the Business

                                       28

Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Company and the Company's Transfer Agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized
Participant submitting the redemption request.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such
Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made within three Business Days (i.e., "T+3"). However, as discussed in Appendix A, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+3 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances. Appendix A hereto identifies the instances, if any, where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, the Company will make delivery of in-kind redemption proceeds within the number of days stated in
Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Company may in its discretion exercise its option to redeem such shares in cash and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Company's brokerage and other transaction costs associated with the disposition of portfolio securities of the Fund). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

Although the Company does not ordinarily permit cash redemptions of Creation
Units, in the event that cash redemptions are permitted or required by the
Company proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant's agreement with the
Distributor, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation
Unit to be redeemed to the Company, Transfer Agent the Distributor will accept the redemption request in reliance on the undertaking by the Authorized
Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash, in U.S dollars in immediately available funds, having a value at least equal to 110%, which BGFA may change from time to time, of the value of the missing iShares such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date and shall be held by state Street and marked to market daily. The fees of State Street and any subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement
permits the Company to acquire

the Fund Securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such shares, Fund Securities or Cash
Component and the value of the cash collateral.

Because the portfolio securities of the Fund may trade on the exchange(s) on days when the Listing Exchange is closed or on days that are otherwise not
Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund or

                                       29

purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in relevant foreign markets.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Company could not lawfully deliver specific Fund
Securities upon redemptions or could not do so without first registering the
Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation
Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming Beneficial Owner that is not a "qualified institutional buyer", as such term is defined under Rule 144A of the 1933 Act.
The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the applicable Listing
Exchange is closed (other than customary weekend and holiday closings), (ii) for any period during which trading on the applicable Listing Exchange is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its net asset value is not reasonably practicable or (iv) in such other circumstance as is permitted by the SEC.

Taxes

Regulated Investment Company Qualifications. The Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (i.e., a partnership that is traded on an established securities market or tradable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains and other traditional permitted mutual fund income); and (ii) at the close of each quarter of the Company's taxable year, (a) at least 50% of the market value of the Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other
RICs) or the securities of one or more qualified publicly traded partnerships.
The Fund's investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies the minimum distribution requirement mentioned above. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least 90% of its
"investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments. If the Fund fails to qualify for any taxable year as a RIC or fails to meet the minimum distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions (including any distributions of net long-term capital gains) generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income for taxable years beginning prior to January 1, 2011, and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Moreover, if the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Although the Fund intends to distribute substantially all of its taxable income and capital gains for each taxable year, the Fund will be subject to U.S federal income taxation to the extent any such income or gains are not distributed. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution

                                       30

generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Taxation of Certain Derivatives. The Fund's transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts
(including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

The Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year.
The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a
"hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

Excise Tax. The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Taxation of U.S. Shareholders. Dividends and other distributions by the Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for
U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal
Revenue Service (the "IRS").

Distributions of net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the

                                       31

Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income, subject to the discussion of "qualified dividend income" below.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend,"
and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An
"extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20%
of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Back-Up Withholding. In certain cases, the Fund will be required to withhold at the applicable withholding rate, currently 28% and remit to the U.S. Treasury such amounts withheld from any distributions and redemption proceeds paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to back-up withholding by the IRS; (3) has failed to certify to the Fund that such shareholder is not subject to back-up withholding;
or (4) has not certified that such shareholder is a U.S. person (including a
U.S. resident alien).

Sections 351 and 362. The Company on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the
IRC, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund's basis in such securities on the date of deposit was less than market value on such date, the
Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Company will exercise the right of rejection except in a case where the Company determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Company also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by the Fund of investment company taxable income whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income.
Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the U.S. or in certain countries, including,
Thailand, with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S.). A dividend from the Fund will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder or, in the case of certain preferred stock, the holding period requirement of 91 days during the 181-day period beginning on the date that is
90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the IRC.

                                       32

Dividends received by the fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.
Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December
31, 2010. Distributions by the Fund of its net short-term capital gains will generally be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. The Fund does not expect dividends paid to corporate shareholders to be eligible, in the hands of such shareholders, for the corporate dividends received deduction.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Excess Inclusion Income. Certain types of income received by the Fund from
REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as
"excess inclusion income." To Fund shareholders such excess inclusion income may
(1) constitute taxable income, as "unrelated business taxable income" ("UBTI")
for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S.
shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain "disqualified organizations" as defined by the IRC are

Fund shareholders. In addition, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries including Thailand, and the United States may reduce or eliminate such taxes in some cases. If, as is expected, more than
50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders. If the Fund were to make an election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign income tax that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the
Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.

Passive Foreign Investment Companies. If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies"
("PFICs"), it may be subject to U.S. federal income tax on a portion of any
"excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.
Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the IRC, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

                                       33

Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the
Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this
"phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

Federal Tax Treatment of Complex Securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund is required, for U.S. federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.
The Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90%
requirement for the Fund to qualify as a RIC.

The Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions.
Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper.
Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a
61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly-acquired shares. Furthermore, the

                                       34

same rule also applies to a disposition of the newly acquired shares made within
90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of funds.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by the Fund to non-U.S.
shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS
Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S.
shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a
U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to back-up withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

A distribution from the Fund to foreign shareholders who have held more than 5%
of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50%
or more of the value of the Fund's assets are invested in REITs and other U.S.
real property holding corporations. Restrictions apply regarding wash sales and substitute payment transactions.

Reporting. If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements

Financial statements for the Fund are not available because, as of the date of this SAI, the Fund has no financial information to report.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York,
NY 10019, is counsel to the Company.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP,
located at Three Embarcadero Center, San Francisco, CA 94111, serves as the
Company's independent registered public accounting firm, audits the Fund's financial statements, and may perform other services.

Shareholder Communications to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to: iShares Board of Directors, c/o
Barclays Global Investors, N.A.- Mutual Fund Administration, 400 Howard Street,
San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund or Funds of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Company and reported to the Board.

                                       35

APPENDIX A

The Fund generally intends to effect deliveries of Creation Units and Fund
Securities on a basis of "T" plus three Business Days (i.e., days on which the
NYSE Arca is open). The Fund may effect deliveries of Creation Units and Fund
Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S.
markets of dividend record dates and ex-dividend dates and under certain other circumstances. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, unforeseeable closings in a foreign market due to emergencies may also prevent the Company from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Fund
Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund in certain circumstances. The holidays applicable to the Fund during such periods, if any, are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

iSHARES MSCI THAILAND INVESTABLE MARKET INDEX FUND

Regular Holidays. The dates of the regular holidays in the calendar year 2008 in
Thailand are as follows:

Thailand

Jan 1
Feb 20
April 7
April 14
April 15
May 1
May 5
May 20
July 1
July 18
Aug 12
Oct 23
Dec 5
Dec 10

Redemption. The Company is not aware of a redemption request over any Thai holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

BGI-SAI-26-1008

                                       36

iShares(R)

Statement of Additional Information

Dated March 26, 2008 (as revised October 30, 2008)

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus ("Prospectus") for the following fund of iShares, Inc. (the "Company"), as such Prospectus may be revised or supplemented from time to time.

iShares MSCI Turkey Investable Market Index Fund (the "Fund")

The Prospectus for the Fund is dated March 26, 2008. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Company's distributor, SEI Investments Distribution Co. (the
"Distributor"), at One Freedom Valley Drive, Oaks, PA 19456, calling
1-800-iShares (1-800-474-2737) or visiting www.iShares.com.

iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                                                                            Page
                                                                            ----

                                        i

                                                                            Page
                                                                            ----

                                       ii

                                                                            Page
                                                                            ----

                                      iii

General Description of the Company and the Fund

The Company currently consists of more than 25 investment series, or portfolios.
The Company was organized as a Maryland corporation on August 31, 1994 and is authorized to have multiple series or portfolios. The Company is an open-end management investment company registered with the Securities and Exchange
Commission (the "SEC") under the Investment Company Act of 1940, as amended (the
"1940 Act"). The offering of the Company's shares is registered under the
Securities Act of 1933, as amended (the "1933 Act"). This SAI relates to the
iShares MSCI Turkey Investable Market Index Fund.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (the "Underlying Index") representing publicly-traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. The Fund is managed by
Barclays Global Fund Advisors ("BGFA" or the "Investment Adviser"), a subsidiary of BGI.

The Fund offers and issues shares at their net asset value per share ("NAV")
only in aggregations of a specified number of shares (each, a "Creation Unit"), generally in exchange for a basket of equity securities included in its
Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). Shares of the Fund are listed and traded on NYSE Arca, Inc. ("NYSE Arca" or the "Listing Exchange"), a national securities exchange. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in
Creation Units and, generally, in exchange for portfolio securities and a Cash
Component. Creation Units typically are a specified number of shares, generally
50,000 shares or multiples thereof.

The Fund reserves the right to offer a "cash" option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Purchase and Issuance of
Creation Units section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Fund are listed for trading and trade throughout the day on the
Listing Exchange and other secondary markets. In addition, the Fund may be traded on certain foreign exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if (1) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of shares for 30 or more consecutive trading days, (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (3) the "indicative optimized portfolio value" ("IOPV") of the Fund is no longer calculated or available, or (4) any other event shall occur or condition shall exist that, in the opinion of the
Listing Exchange, makes further dealings on the Listing Exchange inadvisable.
The Listing Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Fund, the Listing Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated IOPV for the Fund as calculated by an information provider or market data vendor. The Company is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has an equity securities component and a cash component. The equity securities values included in an IOPV are the values of the Deposit Securities for the Fund. While the IOPV reflects the current market value of the Deposit
Securities required to be deposited in connection with the purchase of a
Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time because the current portfolio of the Fund may include securities that are not part of the current Deposit Securities. Therefore the Fund's IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real-time update of the Fund's NAV, which is calculated only once a day.

                                        1

The cash component included in an IOPV consists of estimated accrued dividend and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. dollar and the applicable local currency.

The Company reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying
Index. The Fund operates as an index fund and will not be actively managed.
Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund engages in representative sampling, which is investing in a sample of securities selected by BGFA to have a collective investment profile similar to that of the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are included in the relevant underlying index.

Diversification Status. The Fund is non-diversified. A "non-diversified"
classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund's investment portfolio. This may adversely affect the
Fund's performance or subject the Fund's shares to greater price volatility than that experienced by more diversified investment companies.

The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "Regulated Investment Company"
("RIC") for purposes of the Internal Revenue Code of 1986, as amended (the
"IRC"), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the
Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the IRC may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.

Lending Portfolio Securities. The Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund's total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the
Company's Board of Directors (the "Board" or "Directors"). BGI acts as securities lending agent for the Fund subject to the overall supervision of
BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments.
The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the

                                        2

counterparty to the repurchase agreement defaults or becomes insolvent. The Fund will engage in repurchase agreements only with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. The Fund maintains liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the
Fund's assets that are denominated in a foreign currency. The Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Foreign Securities. The Fund intends to purchase publicly-traded common stocks of foreign corporations. To the extent the Fund invests in stocks of foreign corporations, the Fund's investment in such stocks may be in the form of
American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and
European Depositary Receipts ("EDRs") (collectively "Depositary Receipts").
Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other
Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt that BGFA deems illiquid or for which pricing information is not readily available. In general Depositary Receipts must be sponsored; however, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore there may be less information available regarding such issuers and there may be no correlation between available information and the market value of the Depositary Receipts.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from

                                        3

the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i)
shares of money market funds (including those advised by BGFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities
(including government-sponsored enterprises); (iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions;
(iv) commercial paper rated at the date of purchase "Prime-1" by Moody's
Investors Service, Inc. ("Moody's(R)") or "A-1" by Standard and Poor's Rating
Service, a division of The McGraw-Hill Companies, Inc. ("S&P(R)"), or if
unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities of Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Pursuant to the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, the Fund may invest its assets in the securities of investment companies that are money market funds, including those advised by
BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above.
Other investment companies in which the Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees that would be in addition to those incurred by the Fund.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. The Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts and options only on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes. The Fund intends to use futures and options in accordance with Rule
4.5 of the Commodity Exchange Act ("CEA"). The Company, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term
"commodity pool operator" in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the
CEA.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified exercise price within a specified period of time. The initial purchaser of an option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts and other investments that contain leverage may require the Fund to maintain liquid assets. Generally, the Fund maintains an amount of liquid assets equal to its obligations relative to the position involved, adjusted daily on a marked-to-market basis. With respect to futures contracts that are contractually required to "cash-settle," the Fund maintains liquid assets in an amount at least equal to the Fund's daily marked-to-market obligation (i.e., the Fund's daily net liability, if any), rather than the contracts' notional value (i.e., the value of the underlying asset). By maintaining assets equal to its net obligation under cash-settled futures contracts, the Fund may employ leverage to a greater extent than if the Fund set aside assets equal to the futures contracts' full notional value. The Fund bases its asset maintenance policies on methods permitted by the staff of the SEC and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. The Fund may enter into futures contracts to purchase stock indexes when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made to the extent required by law, liquid assets committed to futures contracts will be maintained.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price

                                        4

at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin,"
which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Fund may also have asset segregation requirements. At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks

A discussion of some of the risks associated with an investment in the Fund is contained in the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general and other factors that affect the market.

Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Risks of Equity Securities. An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general and other factors that affect securities markets. An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of

                                        5

issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.
Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity
(whose value, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange).
While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit the Fund's risk exposure to levels comparable to a direct investment in the types of stocks in which the Fund invests.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by
BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

Risks of Investing in Non-U.S. Equity Securities. An investment in the Fund involves risks similar to those of investing in broad-based portfolios of equity securities traded on exchanges in the country covered by the Fund. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices.
Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund whose portfolio contains non-U.S.
issuers involves certain risks and

                                        6

considerations not typically associated with investing in the securities of U.S.
issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation;
greater social, economic and political uncertainty; the risk of nationalization or expropriation of assets, and the risk of war.

Dividend Risk. There is no guarantee that the issuer of the stocks held by the
Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Proxy Voting Policy

The Company has adopted, as its proxy voting policies for the Fund, the proxy voting guidelines of BGFA, the investment adviser to the Fund. The Company has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund's proxy voting guidelines and BGFA's role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for the Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of the Fund. In some cases, BGFA may determine that it is in the best economic interests of the Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S.
securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our clients' economic interests.
The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted.
Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes.
BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the Fund. BGFA votes (or refrains from voting)
proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund's affiliates (if any), BGFA or
BGFA's affiliates, or the Distributor or the Distributor's affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

     .    The Fund generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

     .    The Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

     .    The Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and the Fund, the Fund's affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BGFA voted proxies relating to the Fund's portfolio securities during the most recent 12-month period ended June 30 will be available: (i) without charge, upon request, by calling 1-800-iShares
(1-800-474-2737) or through the Fund's website at www.iShares.com; and (ii) on the SEC's website at www.sec.gov.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Fund's portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of the Fund's shareholders; (b) does not put the interests of
BGFA, the Distributor or any affiliated person of the Fund, BGFA or the
Distributor above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or

                                        7

prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders as discussed below and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities"
referred to in sub-section (c) above are generally limited to National
Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors
(known as "Authorized Participants") that have been authorized by the
Distributor to purchase and redeem large blocks of shares pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Fund offers and redeems its shares ("iShares Exemptive Orders") and other institutional market participants and entities that provide information services.

Each business day, the Fund's portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the
NSCC and other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized
Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund's anticipated holdings on the following business day.

Daily access to information concerning the Fund's portfolio holdings is permitted (i) to certain personnel of service providers involved in portfolio management and providing administrative, operational, risk management or other support to portfolio management, including affiliated broker-dealers and
Authorized Participants, and (ii) to other personnel of BGFA and the Fund's
Distributor, administrator, custodian and fund accountant who deal directly with or assist in functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares
Exemptive Orders, agreements with the Fund and the terms of the Fund's current registration statement. In addition, the Fund discloses its portfolio holdings and the percentages it represents of the net assets of the Fund at least monthly, and as often as each day the Fund is open for business, online at
www.iShares.com. More information about this disclosure is available at
www.iShares.com.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC within 70 days after the end of each fiscal quarter and will provide that information to shareholders as required by federal securities laws and regulations thereunder. The Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly available website or other means that make the information available to all likely interested parties contemporaneously.

The Company's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance of the Underlying Index

A description of the MSCI indexes generally and the Underlying Index is provided below.

MSCI Indexes Generally

The MSCI indexes were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the indexes in
1986. In November 1998, Morgan Stanley transferred all rights to the MSCI indexes to MSCI Inc. ("MSCI"), a Delaware corporation of which Morgan Stanley is the majority owner and The Capital Group of Companies, Inc. is the minority shareholder. The MSCI single country standard equity indexes have covered the world's developed markets since 1969 and in 1988 MSCI commenced coverage of emerging markets.

Local stock exchanges traditionally calculated their own indexes which were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology to all markets for all single country standard equity indexes, developed and emerging.

                                        8

MSCI has begun implementing enhancements to the methodology of its current indexes, the MSCI Standard Indexes and the MSCI Small Cap Indexes. MSCI is
generally expanding the number of securities included in these indexes, eliminating industry sector classifications in favor of market capitalization size segmentation and eliminating overlapping market capitalization size segmentation among its indexes. These enhancements are being phased in over two stages: 50% of the transition was completed on November 30, 2007 and the remaining transition is expected to be completed on May 30, 2008. MSCI has also combined its MSCI Standard Indexes and MSCI Small Cap Indexes to form the MSCI
Global Investable Market Indexes (the "MSCI GIMI"). The MSCI Global Standard
Indexes of the MSCI GIMI, which include the MSCI Global Large Cap Indexes and
MSCI Global Mid-Cap Indexes, are intended to cover all investable large and mid-cap securities and include approximately 85% of each market's free float-adjusted market capitalization. The MSCI Global Small Cap Index of the
MSCI GIMI is intended to cover all companies with a market capitalization smaller than that of the companies in the MSCI Global Standard Indexes and include an additional 14% coverage of each market's free-float adjusted market capitalization. The Underlying Index for the iShares MSCI Turkey Investable
Market Index Fund at its inception will be an index of the MSCI GIMI.

MSCI Standard Indexes

Weighting. All single-country MSCI Standard indexes are free-float weighted,
i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. MSCI's Standard indexes generally seek to include 85% of the free float-adjusted market capitalization of a country's stock market represented in each industry group of each country.

Regional Weights. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets.

Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe, (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors, (iii)
classifying the universe of securities under the Global Industry Classification
Standard (the "GICS") and (iv) selecting securities for inclusion according to
MSCI's index construction rules and guidelines.

     (i) Defining the Equity Universe. The current index construction process starts at the country level with the identification of all listed securities for that country. MSCI currently creates international equity country indexes for 48 countries. In general, companies and their respective securities are classified as belonging only to the country in which they are incorporated. This allows securities to be sorted distinctly by country. All listed equity securities and listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the equity universe. Shares of non-domiciled companies generally are not eligible for inclusion in the equity universe.

     (ii) Adjusting the Total Market Capitalization of Securities in the Equity
     Universe for Free Float. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe using publicly available information. The process of free float adjusting market capitalization involves: (i) defining and estimating the free float available to foreign investors for each security using
     MSCI's definition of free float (ii) assigning a free float-adjustment factor to each security and (iii) calculating the free float-adjusted market capitalization of each security.

     (iii) Classifying Securities under the GICS. All securities in the equity universe are also assigned to an industry-based hierarchy, the GICS. This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI's objective of broad industry representation in its indexes.

     (iv) Selecting Securities for Index Inclusion. MSCI targets an 85% free float-adjusted market representation level in each industry group of each country. The security selection process within each industry group is based on the analysis of: (i) each company's business activities and the diversification that its securities would bring to the index, (ii) the size
     (based on free float-adjusted market capitalization) and liquidity of securities of the company and (iii) the estimated free float for the company and its individual share classes. MSCI targets for inclusion the largest and most liquid securities in an industry group. MSCI generally does not consider securities with inadequate liquidity or securities that do not have an estimated free float greater than 15% unless exclusion of the security of a large company would compromise the index's ability to fully and fairly represent the characteristics of the underlying market.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2%

                                        9

will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

Additions and Deletions. Potential additions to the indexes are analyzed with respect to their industry group and sub-industry group in order to represent a wide range of economic and business activities. In assessing deletions, it is important that indexes represent the full investment cycle including both bull and bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalization and/or declining liquidity yet not be deleted because they remain representative of their industry group.

As a general policy, changes in number of shares are coordinated with changes in the inclusion factors to accurately reflect the investability of the underlying securities.

MSCI Global Investable Market Indexes

Weighting. All single-country indexes of the MSCI GIMI are free-float weighted,
i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. Indexes of MSCI's GIMI generally seek to include
99% of the free float-adjusted market capitalization of a single country's stock market.

Regional Weights. Market capitalization weighting, combined with a consistent target of 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except in the developed markets of Europe, where all markets are aggregated into a single market for index construction purposes.
Individual country indexes of the European developed markets are derived from the constituents of the MSCI GIMI Europe Index.

Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe, (ii) determining the market investable equity universe for each market (iii) determining market capitalization size segments for each market and
(iv) applying index continuity rules for the standard index.

     (i) Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI Global Index Series. Of these countries, 23 are classified as developed markets and 25 as emerging markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. Real estate investment trusts
     ("REITs") in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

     (ii) Determining the Equity Universe in Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in the equity universe of that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.

     (iii) Determining Market Capitalization Size Segments for Each Market. In
     each market MSCI creates an Investable Market Index, Standard Index, Large
     Cap Index, Mid Cap Index and Small Cap Index. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:

          1.   Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index and

          2.   Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.

     (iv) Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developing market Standard Index and a minimum number of three constituents will be maintained for an emerging market
     Standard Index.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at
25% of its market capitalization. For securities with a free float of less than
15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

                                       10

Price and Exchange Rates

Prices. The prices used to calculate all MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

Exchange Rates. MSCI currently uses the foreign exchange rates published by WM
Reuters at 4:00 p.m., London time. MSCI uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m., London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the
Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI uses these rates to calculate the mid-point to five decimal places.

MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM
Reuters rate is believed not to be representative for a given currency on a particular day.

Changes to the Indexes. The MSCI indexes are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets.
In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects including: (i) additions to, and deletions from, the indexes; (ii) changes in number of shares and (iii) changes in inclusion factors as a result of updated free float estimates.

Index maintenance can be described by three broad categories of changes:

     .    Annual full country index reviews, conducted on a fixed annual timetable, that systematically re-assess the various dimensions of the equity universe for all countries;

     .    Quarterly index reviews, aimed at promptly reflecting other significant market events and

     .    Ongoing event-related changes, such as mergers and acquisitions, which generally are implemented in the indexes as they occur.

Potential changes in the status of countries (stand-alone, emerging and developed) are normally implemented in one or more phases at the regular annual full country index review and quarterly index review dates.

The annual full country index review for all the MSCI single country standard international equity indexes is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs only on three dates throughout the year: as of the close of the last business day of February, August and
November. Any single country indexes may be impacted at the quarterly index review. MSCI index additions and deletions due to quarterly index rebalancing are generally announced at least two weeks in advance.

MSCI Turkey Investable Market Index

Number of Components: approximately 68

Index Description. The MSCI Turkey is designed to measure broad based equity market performance in Turkey. The Underlying Index consists of stocks traded primarily on the Istanbul Stock Exchange (ISE). As of January 1, 2008, the
Underlying Index's three largest industries were financials, materials and telecommunication services.

Investment Limitations

The Board has adopted as a non-fundamental policy the investment objective of the Fund. Therefore, the Fund may change its investment objective and its
Underlying Index without a shareholder vote. The Board has adopted as fundamental policies the Fund's investment restrictions numbered one through six below. The restrictions for the Fund cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy and (b) more than 50% of outstanding voting securities of the fund.

The Fund will not:

1.   Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its
     Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the
     U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.   Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase

                                       11

     agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i)
     and (ii), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.   Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.   Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5.   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the
     Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with the Fund's investment objective and policies).

6.   Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, the Fund has adopted as a non-fundamental policy, not to invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

BGFA monitors the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

     .    The frequency of trades and quotes for the security;

     .    The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

     .    Dealer undertakings to make a market in the security; and

     .    The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

The Fund has adopted a non-fundamental investment policy in accordance with Rule
35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities, and ADRs based on securities, in the Fund's Underlying
Index. The Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, at any point a
"distribution," as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the
Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the
1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the
1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the

                                       12

1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Management

Directors and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

The Company, iShares Trust, Master Investment Portfolio ("MIP"), Barclays
Foundry Investment Trust ("BFIT") and Barclays Global Investors Funds ("BGIF"),
each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director also serves as a Trustee for iShares Trust and, as a result, oversees a total of 153 Funds within the fund complex. In addition, Lee
T. Kranefuss serves as a Trustee for BGIF and MIP and, as a result, oversees an additional 24 portfolios within the fund complex. The address of each Director and officer, unless otherwise indicated, is c/o Barclays Global Investors, N.A.,
400 Howard Street, San Francisco, CA 94105. The Board has designated George G.C.
Parker as its Lead Independent Director.

                                                                   Principal Occupation(s)             Other Directorships
Name (Year of Birth)                   Position                    During the Past 5 Years              Held by Director
--------------------------   ----------------------------   -------------------------------------   -------------------------
Interested Directors

*Lee T. Kranefuss (1961)     Director and Chairman          Chief Executive Officer, iShares        Trustee (since 2003) of
                             (since 2003)                   Intermediary and Markets Group of BGI   iShares Trust; Trustee
                                                            (since 2005); Chief Executive Officer   (since 2001) of BGIF and
                                                            of the Intermediary Investor and        MIP; Director (since
                                                            Exchange Traded Products Business of    2003) of BGI Cayman Prime
                                                            BGI (2003-2005); Director of Barclays   Money Market Fund, Ltd.
                                                            Global Fund Advisors (since 2005);
                                                            Director, President and Chief
                                                            Executive Officer of Barclays Global
                                                            Investors International, Inc. (since
                                                            2005); Director and Chairman of
                                                            Barclays Global Investors Services
                                                            (since 2005); Chief Executive Officer
                                                            of the Individual Investor Business
                                                            of BGI (1999-2003).

*John E. Martinez (1962)     Director (since 2003)          Co-Chief Executive Officer of Global    Trustee (since 2003) of
                                                            Index and Markets Group of BGI          iShares Trust; Director
                                                            (2001-2003); Chairman of Barclays       (since 2005) of Real
                                                            Global Investors Services               Estate Equity Exchange;
                                                            (2000-2003); Director, Barclays         Chairman, Independent
                                                            Global Investors UK Holdings, Inc.      Review Committee,
                                                            (2000-2003).                            Canadian iShares Funds
                                                                                                    (since 2007).

----------
*    Lee T. Kranefuss and John E. Martinez are deemed to be "interested persons"
     (as defined in the 1940 Act) of the Company due to their affiliations with
     BGFA, the Fund's investment adviser; BGI, the parent company of BGFA; and
     Barclays Global Investors Services, an affiliate of BGFA and BGI.

                                                                   Principal Occupation(s)             Other Directorships
Name (Year of Birth)                   Position                    During the Past 5 Years              Held by Director
--------------------------   ----------------------------   -------------------------------------   -------------------------
Independent Directors

George G.C. Parker (1939)    Director (since 2000) Lead     Dean Witter Distinguished Professor     Trustee (since 2002) of
                             Independent Director (since    of Finance, Emeritus, Stanford          iShares Trust; Director
                             2006)                          University Graduate School of           (since 1996) of
                                                            Business (since 1994).                  Continental Airlines,
                                                                                                    Inc.; Director (since
                                                                                                    1995) of Community First
                                                                                                    Financial Group; Director
                                                                                                    (since 1999) of Tejon
                                                                                                    Ranch Company; Director
                                                                                                    (since 2004) of Threshold
                                                                                                    Pharmaceuticals; Director
                                                                                                    (since

                                       13

                                                                   Principal Occupation(s)             Other Directorships
Name (Year of Birth)                   Position                    During the Past 5 Years              Held by Director
--------------------------   ----------------------------   -------------------------------------   -------------------------
                                                                                                    2007) of NETGEAR, Inc.

Cecilia H. Herbert (1949)    Director (since 2005)          Chair of Investment Committee           Trustee (since 2005) of
                                                            (1994-2005) Archdiocese of San          iShares Trust.
                                                            Francisco; Director (since 1998) and
                                                            President (since 2007) of the Board
                                                            of Directors, Catholic Charities CYO;
                                                            Trustee (2004-2005) of Pacific Select
                                                            Funds; Trustee (1992-2003) of the
                                                            Montgomery Funds; Trustee (since
                                                            2005) and Chair of Finance and
                                                            Investment Committees (since 2006) of
                                                            the Thacher School.

Charles A. Hurty (1943)      Director (since 2005)          Retired; Partner, KPMG, LLP             Trustee (since 2005) of
                                                            (1968-2001).                            iShares Trust; Director
                                                                                                    (since 2002) of GMAM
                                                                                                    Absolute Return Strategy
                                                                                                    Fund (1 portfolio);
                                                                                                    Director (since 2002) of
                                                                                                    Citigroup Alternative
                                                                                                    Investments Multi-Adviser
                                                                                                    Hedge Fund Portfolios LLC
                                                                                                    (1 portfolio); Director
                                                                                                    (since 2005) of CSFB
                                                                                                    Alternative Investments
                                                                                                    Fund (6 portfolios).

John E. Kerrigan (1955)      Director (since 2005)          Chief Investment Officer, Santa Clara   Trustee (since 2005) of
                                                            University (since 2002); Managing       iShares Trust; Member
                                                            Director, Merrill Lynch (1994-2002).    (since 2004) of Advisory
                                                                                                    Council for Commonfund
                                                                                                    Distressed Debt Partners
                                                                                                    II.

Robert H. Silver (1955)      Director (since March 2007)    President and Co-Founder of The         Trustee (since March
                                                            Bravitas Group, Inc. (since 2006);      2007) of iShares Trust;
                                                            Member, Non-Investor Advisory Board     Director and Member
                                                            of Russia Partners II, LP (since        (since 2006) of the Audit
                                                            2006); President and Chief Operating    and Compensation
                                                            Officer (2003-2005) and Director        Committee Member (since
                                                            (1999-2005) of UBS Financial            2006) of EPAM Systems,
                                                            Services, Inc.; President and Chief     Inc.
                                                            Executive Officer of UBS Services
                                                            USA, LLC (1999-2005); Managing
                                                            Director, UBS America, Inc.
                                                            (2000-2005); Director and Chairman of
                                                            the YMCA of Greater NYC (since 2001);
                                                            Broadway Producer (since 2006).

                                       14

                                                                                  Principal Occupation(s)
Name (Year of Birth)                   Position                                   During the Past 5 Years
--------------------------   ----------------------------   -----------------------------------------------------------------
Officers

Michael A. Latham (1965)     President (since 2007)         Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business
                                                            of BGI (since 2003-2007); Director and Chief Financial Officer of
                                                            Barclays Global Investors International, Inc. (since 2005);
                                                            Director of Mutual Fund Delivery in the U.S. Individual Investor
                                                            Business of BGI (1999-2003).

Geoffrey D. Flynn (1956)     Treasurer and Chief            Director of Mutual Fund Operations, BGI (since 2007); President,
                             Financial Officer              Van Kampen Investors Services (2003-2007); Managing Director,
                             (since 2007)                   Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB
                                                            (2002-2007).

Eilleen M. Clavere (1952)    Secretary (since 2007)         Head of Legal Administration of Intermediary Investors Business
                                                            of BGI (since 2006); Legal Counsel and Vice President of Atlas
                                                            Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.
                                                            (2005-2006); Counsel of Kirkpatrick & Lockhart LLP(2001-2005).

Ira P. Shapiro (1963)        Vice President and Chief       Associate General Counsel (since 2004) of BGI; First Vice
                             Legal Officer (since 2007)     President (1993-2004) of Merrill Lynch Investment Managers.

Amy Schioldager (1962)       Executive Vice President       Head of U.S. Indexing (since 2006) of BGI; Head of Domestic
                             (since 2007)                   Equity Portfolio Management, BGI (2001-2006).

H. Michael Williams (1960)   Executive Vice President       Head of Global Index and Markets Group of BGI (since 2006);
                             (since 2007)                   Global Head of Securities Lending, BGI (2002-2006).

Patrick O'Connor (1967)      Vice President (since 2007)    Head of iShares Portfolio Management, BGI (since 2006); Senior
                                                            Portfolio Manager, BGI (since 1999).

Lee Sterne (1965)            Vice President (since 2007)    Senior Portfolio Manager, BGI (since 2004); Portfolio Manager,
                                                            BGI (2001-2004).

Matt Tucker (1972)           Vice President (since 2007)    Head of U.S. Fixed Income Investment Solutions, BGI (since 2005);
                                                            Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income
                                                            Portfolio Manager, BGI (1997-2003).

The following table sets forth, as of December 31, 2007, the dollar range of equity securities beneficially owned by each Director in the Fund and in other registered investment companies overseen by the Director within the same family of investment companies as the Company:

                                                                                        Aggregate Dollar Range of
                                                                                        Equity Securities in all
                                                                                          Registered Investment
                                                                     Dollar Range of      Companies Overseen by
                                                                    Equity Securities     Director in Family of
Name of Director                   Name of Index Fund                  in the Fund         Investment Companies
--------------------   ------------------------------------------   -----------------   -------------------------
Lee T. Kranefuss       iShares Lehman 1-3 Year Treasury Bond Fund   $50,001-$100,000          Over $100,000
                       iShares Russell 3000 Index Fund                Over $100,000
John E. Martinez       iShares MSCI EAFE Index Fund                   Over $100,000           Over $100,000
                       iShares Russell 1000 Index Fund                Over $100,000
                       iShares Russell 1000 Value Index Fund          Over $100,000
                       iShares Russell 2000 Index Fund                Over $100,000
                       iShares S&P 500 Index Fund                     Over $100,000
George G.C. Parker     iShares Russell 2000 Index Fund              $50,001-$100,000          Over $100,000
                       iShares Russell 2000 Value Index Fund        $50,001-$100,000
                       iShares S&P 100 Index Fund                     Over $100,000
                       iShares S&P 500 Value Index Fund               Over $100,000
                       iShares S&P MidCap 400 Index Fund             $10,001-$50,000
                       iShares S&P MidCap 400 Value Index Fund        Over $100,000

                                       15

                                                                                        Aggregate Dollar Range of
                                                                                        Equity Securities in all
                                                                                          Registered Investment
                                                                     Dollar Range of      Companies Overseen by
                                                                    Equity Securities     Director in Family of
Name of Director                       Name of Index Fund              in the Fund         Investment Companies
--------------------   ------------------------------------------   -----------------   -------------------------
                       iShares S&P Small Cap 600 Index Fund          $10,001-$50,000
                       iShares Russell 1000 Value Index Fund          Over $100,000
                       iShares Dow Jones Select Dividend Index        Over $100,000
                       Fund
                       iShares S&P 500 Index Fund                     Over $100,000
                       iShares MSCI Mexico Investable Market          Over $100,000
                       Index Fund
                       iShares MSCI EAFE Index Fund                   Over $100,000
Cecilia H. Herbert     iShares FTSE/Xinhua China 25 Index Fund        Over $100,000           Over $100,000
                       iShares MSCI Emerging Markets Index Fund      $10,001-$50,000
                       iShares MSCI Hong Kong Index Fund             $10,001-$50,000
                       iShares MSCI Japan Index Fund                 $10,001-$50,000
                       iShares Dow Jones U.S. Consumer Goods         $10,001-$50,000
                       Sector Index Fund
                       iShares Russell 1000 Index Fund               $10,001-$50,000
                       iShares S&P Global Telecommunications         $10,001-$50,000
                       Sector Index Fund
                       iShares Dow Jones U.S. Technology Sector        $1-$10,000
                       Index Fund
                       iShares S&P 500 Index Fund                     Over $100,000
Charles A. Hurty       iShares S&P 500 Index Fund                    $10,001-$50,000          Over $100,000
                       iShares FTSE/Xinhua China 25 Index Fund       $10,001-$50,000
                       iShares Dow Jones Financial Sector Index      $10,001-$50,000
                       Fund
                       iShares Dow Jones U.S. Energy Sector Index    $10,001-$50,000
                       Fund
                       iShares Dow Jones U.S. Technology Sector      $10,001-$50,000
                       Index Fund
                       iShares MSCI EAFE Index Fund                  $10,001-$50,000
                       iShares MSCI Japan Index Fund                 $10,001-$50,000
                       iShares Dow Jones Select Dividend Index       $10,001-$50,000
                       Fund
John E. Kerrigan       iShares MSCI Japan Index Fund                  Over $100,000           Over $100,000
                       iShares MSCI Pacific ex-Japan Index Fund       Over $100,000
                       iShares MSCI EAFE Index Fund                   Over $100,000
Robert H. Silver       iShares Dow Jones U.S. Broker-Dealers          Over $100,000           Over $100,000
                       Index Fund
                       iShares MSCI EAFE Index Fund                   Over $100,000
                       iShares S&P 500 Index Fund                     Over $100,000
                       iShares Russell 2000 Index Fund                Over $100,000

As of December 31, 2007, none of the Directors who are not interested persons
(as defined in the 1940 Act) of the Company ("Independent Directors") or their immediate family members owned beneficially or of record any securities of BGFA
(the Fund's investment adviser), the Distributor or any person controlling, controlled by or under common control with BGFA or the Distributor.

Committees of the Board of Directors. Each Independent Director serves on the
Audit Committee and Nominating and Governance Committee of the Board. The
purposes of the Audit Committee are to assist the Board (i) in its oversight of the Company's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Company; (ii)
in its oversight of the Company's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Company's accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit
Committee met four times during the calendar year ended December 31, 2007.

                                       16

The Nominating and Governance Committee nominates individuals for Independent
Director membership on the Board. The Nominating and Governance Committee
functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an
Independent Director; (ii) recommending to the Board and current Independent
Director the nominee(s) for appointment as an Independent Director by the Board and current Independent Director and/or for election as Independent Director by shareholders to fill any vacancy for a position of Independent Director (s) on the Board; (iii) recommending to the Board and current Independent Directors the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent
Director to the Board and current Independent Directors to serve as Lead
Independent Director; (v) periodic review of the Board's retirement policy; and
(vi) recommending an appropriate level of compensation for the Independent
Directors for their services as Directors and members or chairpersons of committees of the Board, Lead Independent Director, Chairperson of the Board and
any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee is not required to consider nominees for the Board who are recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity).

The Nominating and Governance Committee is comprised of all members of the Board that are Independent Director. The Nominating and Governance Committee met four times during the calendar year ended December 31, 2007.

Remuneration of Directors. The Company pays each Independent Director and John
Martinez, an Interested Director, an annual fee of $90,000 for meetings of the
Board attended by the Director; also the Company pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and
George G. C. Parker an annual fee of $25,000 for service as the Board's Lead
Independent Director. During the period January 1, 2007 through December 31,
2007, the Company paid each Independent Director and John Martinez, an
Interested Director, an annual fee of $75,000 for meetings of the Board attended by the Director; also the Company paid Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C.
Parker an annual fee of $25,000 for service as the Board's Lead Independent
Director. The Company also reimburses each Director for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Interested Director for the calendar year ended December 31, 2007:

                                                                                       Total
                                                 Pension or                        Compensation
                                Aggregate        Retirement          Estimated      From the
                              Compensation    Benefits Accrued        Annual          Fund
                                from the     As Part of Company    Benefits Upon    and Fund
Name of Interested Director      Company         Expenses (1)     Retirement (1)   Complex (2)
---------------------------   ------------   ------------------   --------------   ------------
Lee T. Kranefuss(3)........      $     0       Not Applicable     Not Applicable     $      0

John E. Martinez...........      $75,000       Not Applicable     Not Applicable     $150,000

----------
/1/  No Director or officer is entitled to any pension or retirement benefits from the Company.

/2/  Includes compensation for service on the Board of Trustees of iShares
     Trust.

/3/  Lee T. Kranefuss was not compensated by the Company due to his employment with BGI during the time period reflected in the table.

                                       17

The table below sets forth the compensation paid to each Independent Director for the calendar year ended December 31, 2007:

                                                 Pension or
                                                 Retirement
                                 Aggregate    Benefits Accrued     Estimated              Total
                               Compensation          As              Annual           Compensation
                                 from the      Part of Company   Benefits Upon        From the Fund
Name of Independent Director      Company       Expenses (1)     Retirement (1)   and Fund Complex (2)
----------------------------   ------------   ----------------   --------------   --------------------
George G. C. Parker.........     $100,000      Not Applicable    Not Applicable         $200,000
John E. Kerrigan............     $ 75,000      Not Applicable    Not Applicable         $150,000
Charles A. Hurty............     $ 95,000      Not Applicable    Not Applicable         $190,000
Cecilia H. Herbert..........     $ 75,000      Not Applicable    Not Applicable         $150,000
Robert H. Silver*...........     $ 56,250      Not Applicable    Not Applicable         $112,500

---------
*    Appointed to serve as Independent Director of the Company effective March
     9, 2007.

/1/  No Director or Officer is entitled to any pension or retirement benefits from the Company.

/2/  Includes compensation for service on the Board of Trustees of iShares
     Trust.

The Directors and officers of the Company do not own any outstanding shares of the Fund subject to this SAI as of the date hereof.

Control Persons and Principal Holders of Securities. Ownership information is not provided for the Fund as they had not commenced operations as of the date of this SAI.

Investment Advisory, Administrative and Distribution Services

Investment Adviser. BGFA serves as investment adviser to the Fund pursuant to an
Investment Advisory Agreement between the Company and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Company and the investment of the Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

Pursuant to the Investment Advisory Agreement, BGFA is responsible for all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses. For its investment management services to the Fund, BGFA is paid a management fee at the annual rates (as a percentage of the Fund's average net assets) set forth below.

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market
Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares
MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI
Taiwan Index Fund and iShares MSCI Thailand Investable Market Index Fund, which are offered in separate SAIs) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion. The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940
Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to the Fund is terminable without penalty on 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940
Act). The Investment Advisory Agreement is also terminable upon 60 days' notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                                       18

Current interpretations of federal banking laws and regulations (i) may prohibit
Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Company but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Fund or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Company without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Company. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed BGFA or its affiliates would consider performing additional services for the Company.
BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

BGFA and/or BGI may pay certain broker-dealers and intermediaries for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. BGFA and/or BGI may also pay broker-dealers or intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange traded products in general.  Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients.  These amounts, which may be significant, are paid by BGFA and/or
BGI from their own resources and not from the assets of the Funds.

Portfolio Managers. Diane Hsiung and Greg Savage (the "Portfolio Managers") are
primarily responsible for the day-to-day management of the Fund. As of January
31, 2008, the Portfolio Managers were also primarily responsible for the day-to-day management of other iShares Funds and certain other portfolios and/or accounts as indicated in the tables below:

Diane Hsiung

Types of Accounts                                                                  Number     Total Assets
--------------------------------------------------------------------------------   ------   ----------------
Registered Investment Companies.................................................     137    $270,950,000,000
Other Pooled Investment Vehicles................................................       1    $     33,000,000
Other Accounts..................................................................       5    $  1,049,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements...........     N/A                 N/A

Greg Savage

Types of Accounts                                                                  Number     Total Assets
--------------------------------------------------------------------------------   ------   ----------------
Registered Investment Companies.................................................     137    $270,950,000,000
Other Pooled Investment Vehicles................................................       1    $     33,000,000
Other Accounts..................................................................       6    $  1,049,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements...........     N/A                 N/A

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that constitute those indexes or through a representative sampling of the securities that comprise those indexes based on objective criteria and data. The Portfolio
Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Fund, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio
Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Fund, the other portfolios or accounts of which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay
BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. Incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is a potential for a conflict-of-interest that may result in the Portfolio Manager's favoring those portfolios or accounts with incentive-based fee arrangements.

                                       19

The table below shows, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts, as of January 31, 2008:

Diane Hsiung

                                                Number of Other
                                                 Accounts with
                                                Performance Fees   Aggregate of
                                                    Managed        Total Assets
                                                ----------------   ------------
Registered Investment Companies..............          N/A              N/A
Other Pooled Investment Vehicles.............          N/A              N/A
Other Accounts...............................          N/A              N/A
Greg Savage

                                                Number of Other
                                                 Accounts with
                                                Performance Fees   Aggregate of
                                                    Managed        Total Assets
                                                ----------------   ------------
Registered Investment Companies..............          N/A              N/A
Other Pooled Investment Vehicles.............          N/A              N/A
Other Accounts...............................          N/A              N/A

As of January 31, 2008, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers on behalf of BGFA, the
Portfolio Managers receive a salary and are eligible to receive an annual bonus.
Each Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including but not limited to the Portfolio
Manager's title, scope of responsibilities, experience and knowledge. Each
Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager's business unit and an assessment of the
Portfolio Manager's individual performance. Each Portfolio Manager's salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with
BGFA. If a Portfolio Manager satisfied the requirements for being part of a
"select group of management or highly compensated employees (within the meaning of ERISA section 401(a))" as so specified under the terms of BGI's Compensation
Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global
Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays
Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of January 31, 2008, Diane Hsiung and Greg Savage did not beneficially own any shares of the Fund.

Codes of Ethics. The Company, BGFA and the Distributor have adopted Codes of
Ethics pursuant to Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the
Fund. The Codes of Ethics are on public file with, and are available from, the
SEC.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company
("State Street") serves as administrator, custodian and transfer agent for the
Fund. State Street's principal address is 200 Clarendon Street, Boston, MA
02116. Pursuant to an Administration Agreement with the Company, State Street provides necessary administrative, legal, tax, accounting and financial reporting services for the maintenance and operations of the Company and the
Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to a
Custodian Agreement with the Company, State Street maintains in separate accounts cash, securities and other assets of the Company and the Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Company, to deliver securities held by State
Street and to make payments for securities purchased by the Company for the
Fund. Also, pursuant to a Delegation Agreement, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund

                                       20

investments outside the United States. Pursuant to a Transfer Agency and Service
Agreement with the Company, State Street acts as transfer agent for the Fund's authorized and issued shares of beneficial interest and as dividend disbursing agent of the Company. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

Distributor. The Distributor's principal address is One Freedom Valley Drive,
Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Company pursuant to which it distributes shares of the Fund. The
Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section. Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the SAI to persons purchasing
Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 as amended (the "1934 Act")
and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days prior written notice to the other party following (i) the vote of a majority of the
Independent Directors or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement
will terminate automatically in the event of its assignment (as defined in the
1940 Act).

The Distributor may also enter into agreements with securities dealers
("Soliciting Dealers") who will solicit purchases of Creation Units of shares.
Such Soliciting Dealers may also be Authorized Participants (as defined below),
DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Index Provider. The Fund is based upon a particular index compiled by MSCI. MSCI is not affiliated with the Fund or with BGI or BGI's affiliates. The Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with
BGI, which in turn has a licensing agreement with MSCI. BGI has provided the applicable sub-licenses to the Fund without charge.

Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances.
BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Company has adopted policies and procedures that prohibit the consideration of sales of the Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The Fund's purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BGFA may deal, trade and invest for its own account in the types of securities in which the Fund may invest. BGFA may, from time to time, affect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The
Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover rates may vary from period to period and high turnover rates may result in comparatively greater brokerage expenses.

                                       21

Additional Information Concerning the Company

Capital Stock. The Company currently is comprised of the following 30 series, referred to as funds. Each series issues shares of common stock, par value
$0.001 per share. The Company has authorized and issued the following funds as separate series of capital stock: the iShares MSCI Australia Index Fund, the
iShares MSCI Austria Investable Market Index Fund, the iShares MSCI Belgium
Investable Market Index Fund, the iShares MSCI Brazil Index Fund, the iShares
MSCI BRIC Index Fund, the iShares MSCI Canada Index Fund, the iShares MSCI Chile
Investable Market Index Fund, the iShares MSCI Emerging Markets Index Fund, the
iShares MSCI EMU Index Fund, the iShares MSCI France Index Fund, the iShares
MSCI Germany Index Fund, the iShares MSCI Hong Kong Index Fund, the iShares MSCI
Israel Capped Investable Market Index, the iShares MSCI Italy Index Fund, the
iShares MSCI Japan Index Fund, the iShares MSCI Japan Small Cap Index Fund, the
iShares MSCI Malaysia Index Fund, the iShares MSCI Mexico Investable Market
Index Fund, the iShares MSCI Netherlands Investable Market Index Fund, the
iShares MSCI Pacific ex-Japan Index Fund, the iShares MSCI Singapore Index Fund,
the iShares MSCI South Africa Index Fund, the iShares MSCI South Korea Index
Fund, the iShares MSCI Spain Index Fund, the iShares MSCI Sweden Index Fund, the
iShares MSCI Switzerland Index Fund, the iShares MSCI Taiwan Index Fund, the
iShares MSCI Thailand Investable Market Index Fund, the iShares MSCI Turkey
Investable Market Index Fund and the iShares MSCI United Kingdom Index Fund. The
Company has authorized for issuance, but is not currently offering for sale to the public, two additional series of shares of common stock. The Board may designate additional series of common stock and classify shares of a particular series into one or more classes of that series. The Amended and Restated
Articles of Incorporation confers upon the Board the power to establish the number of shares which constitute a Creation Unit or, by resolution, to restrict the redemption right to Creation Units.

Each share issued by a Fund has a pro rata interest in the assets of that Fund.
The Company is currently authorized to issue 16.35 billion shares of common stock. The following number of shares is currently authorized for each Fund: the
iShares MSCI Australia Index Fund, 127.8 million shares; the iShares MSCI
Austria Investable Market Index Fund, 100 million shares; the iShares MSCI
Belgium Investable Market Index Fund, 136.2 million shares; the iShares MSCI
Brazil Index Fund, 500 million shares; the iShares MSCI BRIC Index Fund, 500 million shares; the iShares MSCI Canada Index Fund, 340.2 million shares; the
iShares MSCI Chile Investable Market Index Fund, 200 million shares; the iShares
MSCI Emerging Markets Index Fund, 1 billion shares; the iShares MSCI EMU Index
Fund, 1 billion shares; the iShares MSCI France Index Fund, 340.2 million shares; the iShares MSCI Germany Index Fund, 382.2 million shares; the iShares
MSCI Hong Kong Index Fund, 250 million shares; the iShares MSCI Israel Capped
Investable Market Index Fund, 500 million; the iShares MSCI Italy Index Fund,
63.6 million shares; the iShares MSCI Japan Index Fund, 2,124.6 million shares;
the iShares MSCI Japan Small Cap Index Fund, 500 million shares; the iShares
MSCI Malaysia Index Fund, 300 million shares; the iShares MSCI Mexico Investable
Market Index Fund, 255 million shares; the iShares MSCI Netherlands Investable
Market Index Fund, 255 million shares; the iShares MSCI Pacific ex-Japan Index
Fund, 1 billion shares; the iShares MSCI Singapore Index Fund, 300 million shares; the iShares MSCI South Africa Index Fund, 400 million shares; the
iShares MSCI South Korea Index Fund, 200 million shares; the iShares MSCI Spain
Index Fund, 127.8 million shares; the iShares MSCI Sweden Index Fund, 63.6 million shares; the iShares MSCI Switzerland Index Fund, 318.625 million shares;
the iShares MSCI Taiwan Index Fund, 400 million shares; the iShares MSCI
Thailand Investable Market Index Fund, 200 million; the iShares MSCI Turkey
Investable Market Index Fund, 200 million; and the iShares MSCI United Kingdom
Index Fund, 934.2 million shares. Fractional shares will not be issued. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation. Shareholders are entitled to require the Company to redeem Creation Units of their shares. The
Articles of Incorporation confer upon the Board the power, by resolution, to alter the number of shares constituting a Creation Unit or to specify that shares of common stock of the Company may be individually redeemable.

Each share has one vote with respect to matters upon which a stockholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and the Maryland General Corporation Law. Stockholders
have no cumulative voting rights with respect to their shares. Shares of all funds vote together as a single class except that, if the matter being voted on affects only a particular fund, or, if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Maryland law the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. The policy of the
Company is not to hold an annual meeting of stockholders unless required to do so under the 1940 Act. All shares of the Company (regardless of fund) have noncumulative voting rights for the election of Directors. Under Maryland law the Directors may be removed by vote of the stockholders.

Following the creation of the initial Creation Unit of a fund and immediately prior to the commencement of trading in such fund's shares, a holder of shares may be a "control person" of the fund, as defined in the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.

Shareholders may make inquiries by writing to the Company, c/o the Distributor,
SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456.

                                       22

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and Directors of a fund and beneficial owners of 10% of the shares of such fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of
Section 16 of the 1934 Act and the SEC's rules promulgated thereunder.
Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Company or the Fund. The Company or the Fund may be
terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Company or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Company's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Company or the Fund, the
Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Company may make redemptions in kind, for cash or for a combination of cash or securities.

DTC as Securities Depository for Shares of the Fund. Shares of the Fund are
represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC
Participants, thereby eliminating the need for physical movement of securities'
certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the FINRA. Access
to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect
Participants and persons holding interests through DTC Participants and Indirect
Participants. Ownership of beneficial interests in iShares funds (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by
DTC (with respect to DTC Participants) and on the records of DTC Participants
(with respect to Indirect Participants and Beneficial Owners that are not DTC
Participants). Beneficial Owners will receive from or through the DTC
Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial
Owners is effected as follows. Pursuant to the Depositary Agreement between the
Company and DTC, DTC is required to make available to the Company upon request and for a fee to be charged to the Company a listing of the shares of each fund held by each DTC Participant. The Company shall inquire of each such DTC
Participant as to the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Company shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such
Beneficial Owners. In addition, the Company shall pay to each such DTC
Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Company. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC
Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Company has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and
Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Company at any time by giving reasonable notice to the Company and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Company shall take action either to find a replacement for
DTC to perform its functions at a comparable cost.

                                       23

Purchase and Issuance of Creation Units

General. The Company issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. A Creation Unit of the Fund is composed of 50,000 shares and the value of a Creation Unit as of March 1, 2008 is $2,500,000.

The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund of the Company, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A "Business Day" with respect to the Fund is any day on which the Fund's Listing
Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays (as observed): New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed),
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund, generally consists of the in kind deposit of a designated portfolio of equity securities (the "Deposit Securities"), which constitutes an optimized representation of the Fund's Underlying Index and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component
constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation
Unit) and the "Deposit Amount" which is an amount equal to the market value of the Deposit Securities and serves to compensate for any differences between the
NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the
Deposit Securities shall be the sole responsibility of the Authorized
Participant that purchased the Creation Unit.

BGFA, through the NSCC, makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m.,
Eastern time), the identity and the required number of shares (subject to possible amendments or corrections) of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Fund Deposit composition is made available.

The identity and number of shares of the Deposit Securities changes pursuant to changes in the composition of the Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the Fund. The composition of the
Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund's Underlying Index.

The Company reserves the right to permit or require the substitution of a "cash in lieu" amount to be added to the Cash Component to replace any Deposit
Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing
Process (discussed below). The Company also reserves the right to permit or require a "cash in lieu" amount where the delivery of Deposit Securities by the
Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of Deposit Securities to the Authorized
Participant would result in the disposition of Deposit Securities by the
Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized
Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not
Authorized Participants must make appropriate arrangements with an Authorized
Participant. Investors should be aware that their particular broker may not be a
DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Company does not expect to enter into an Authorized
Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit, an Authorized
Participant must submit to the Distributor an irrevocable order to purchase shares of the Fund no later than the earlier of (i) 4:00 p.m., Eastern time, and
(ii) the closing time of the trading session of the NYSE, on any Business Day in order to receive that day's NAV. The Custodian shall cause the subcustodian of the

                                       24

Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Company.
Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. Those placing orders to purchase Creation Units through an
Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business
Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Company, immediately available or same day funds estimated by the Company to be sufficient to pay the Cash
Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Listing
Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the
Company are in place for payment of the Cash Component and any other cash amounts which may be due, the Company will accept the order, subject to its right (and the right of the Distributor and BGFA) to reject any order until acceptance.

Once the Company has accepted an order, upon next determination of the NAV of the shares, the Company will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Company reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of the Fund if
(a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (b) the
Deposit Securities delivered are not as specified by BGFA, as described above;
(c) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance of the Fund Deposit would otherwise, in the discretion of the Company or BGFA, have an adverse effect on the Company or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Company, the Distributor and BGFA make it for all practical purposes impossible to process purchase orders. The Company shall notify a prospective purchaser of its rejection of the order of such person. The Company and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of the Fund will not be issued until the transfer of good title to the
Company of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required securities included in the Fund Deposit (or the cash value thereof)
have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Investment Adviser shall be notified of such delivery, and the Company will issue and cause the delivery of the Creation
Unit. Creation Units of the Fund typically are issued on a "T+2 basis" (i.e., two Business Days after trade date). However, as discussed in Appendix A, the
Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by an Authorized Participant's agreement with the
Distributor, the Company may issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized
Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 110%, which BGFA may change from time to time, of the value of the missing Deposit Securities in accordance with the Company's then-effective procedures. The only collateral that is acceptable to the Company is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the
Company. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant.
Information concerning the Company's current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized
Participant Agreement will permit the Company to buy the missing Deposit
Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

                                       25

In certain cases, Authorized Participants will create and redeem Creation Units of the same trade date. In these instances, the Company reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Company, and the Company's determination shall be final and binding.

Cash Purchase Method. Although the Company does not ordinarily permit cash purchases of Creation Units, when cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Company's brokerage and other transaction costs associated with using the cash to purchase the requisite
Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities.

Purchase Transaction Fee. A purchase transaction fee payable to the Company is imposed to compensate the Company for the transfer and other transaction costs of the Fund associated with the issuance of Creation Units. Purchasers of
Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Company permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit
Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of
Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time.
Investors are also responsible for payment of the costs of transferring the
Deposit Securities to the Company:

                                                   Standard Creation      Maximum Additional
iShares MSCI Index Fund                             Transaction Fee    Creation Transaction Fee*
------------------------------------------------   -----------------   -------------------------
iShares MSCI Turkey Investable Market Index Fund        $1,600                     3%
----------
*    As a percentage of the value of the Deposit Securities.

Redemption of Creation Units. Shares of the Fund may be redeemed only in
Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and only on a Business Day. The
Company will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market, but must accumulate enough
iShares to constitute a Creation Unit in order to have such shares redeemed by the Company. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a
Creation Unit by an investor who wishes to redeem a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of iShares to constitute a redeemable Creation Unit.

BGFA makes available through the NSCC, prior to the opening of business on the
Listing Exchange on each Business Day, the portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation
Unit generally consist of Deposit Securities as announced by BGFA through the
NSCC on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the
Deposit Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee described below.

A redemption transaction fee payable to the Company is imposed to offset transfer and other transaction costs that may be incurred by the Fund, including market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Fund Deposit from the Company to their account.
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. The following table sets forth standard and maximum redemption transaction fees.

                                                   Standard Redemption      Maximum Additional
iShares MSCI Index Fund                              Transaction Fee     Redemption Transaction Fee*
------------------------------------------------   -------------------   ---------------------------
iShares MSCI Turkey Investable Market Index Fund         $1,600                       2%
----------
*    As a percentage of the value of the Deposit Securities.

Redemption requests for Creation Units of the Fund must be submitted to the
Distributor by or through an Authorized Participant before 4:00 p.m., Eastern time, on any Business Day in order to receive that day's NAV. Investors other than through Authorized

                                       26

Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption, in the form required by the Company, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant
Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized
Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant.
Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Company's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in "proper form" if (i) an Authorized
Participant has transferred or caused to be transferred to the Company's
Transfer Agent the Creation Unit of shares being redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any
Business Day and (ii) a request in form satisfactory to the Company is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the
Transfer Agent does not receive the investor's shares through DTC's facilities by 10:00 a.m., Eastern time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected.
Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the
Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution affecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Company and the Company's Transfer Agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the
Authorized Participant submitting the redemption request.

In order to take delivery of shares of Deposit Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made within two
Business Days (i.e., "T+2"). However, as discussed in Appendix A, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+2 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances. For each country relating to the Fund, Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Company will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the portfolio securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the portfolio securities in such jurisdiction, the
Company may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Company's brokerage and other transaction costs associated with the disposition of portfolio securities of the Fund).
Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation
Units for cash to the extent that the Fund could not lawfully deliver specific
Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

Although the Company does not ordinarily permit cash redemptions of Creation
Units, in the event that cash redemptions are permitted or required by the
Company, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).

                                       27

To the extent contemplated by an Authorized Participant's agreement with the
Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the
Creation Units of shares to be redeemed to the Company, at or prior to 10:00
a.m., Eastern time, on the Listing Exchange business day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized
Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value at least equal to 110%, which BGFA may change from time to time, of the value of the missing iShares in accordance with the Company's then-effective procedures. The only collateral that is acceptable to the Company is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Company. The
Company's current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S.
Dollars in immediately available funds and shall be held by the Company's custodian and marked to market daily, and that the fees of the Custodian and any subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the
Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement
permits the Company to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such shares, portfolio securities or Cash
Component and the cash collateral or the amount that may be drawn under any letter of credit.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days when the Listing Exchange is closed or on days that are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the
Listing Exchange, on days when the NAV of the Fund could be significantly affected by events in relevant foreign markets.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Company could not lawfully deliver specific Fund
Securities upon redemptions or could not do so without first registering the
Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation
Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming Beneficial Owner that is not a "qualified institutional buyer", as such term is defined under Rule 144A of the 1933 Act.
The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the applicable Listing
Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the applicable Listing Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Taxes

Regulated Investment Company Qualifications. The Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly-traded partnership (i.e., a partnership that is traded on an established securities market or tradable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains and other traditional permitted mutual fund income); and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other
RICs) or the securities of one or more qualified publicly-traded partnerships.
The Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

                                       28

Taxation of RICs. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies the minimum distribution requirement mentioned above. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least 90% of its
"investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments. If the Fund fails to qualify for any taxable year as a RIC or fails to meet the minimum distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions (including any distributions of net long-term capital gains) generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income for taxable years beginning prior to January 1, 2011, and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Moreover, if the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Although the Fund intends to distribute substantially all of its taxable income and capital gains for each taxable year, the Fund will be subject to U.S.
federal income taxation to the extent any such income or gains are not distributed. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Taxation of Certain Derivatives. The Fund's transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts
(including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

The Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year.
The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a
"hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

Excise Tax. The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Taxation of U.S. Shareholders. Dividends and other distributions by the Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

                                       29

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for
U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal
Revenue Service (the "IRS").

Distributions of net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income, subject to the discussion of "qualified dividend income" below.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend,"
and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An
"extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20%
of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Back-Up Withholding. In certain cases, the Fund will be required to withhold at the applicable withholding rate, currently 28% and remit to the U.S. Treasury such amounts withheld from any distributions and redemption proceeds paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to back-up withholding by the IRS; (3) has failed to certify to the Fund that such shareholder is not subject to back-up withholding;
or (4) has not certified that such shareholder is a U.S. person (including a
U.S. resident alien).

Sections 351 and 362. The Company on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the
IRC, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund's basis in such securities on the date of deposit was less than market value on such date, the
Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Company will exercise the right of rejection except in a case where the Company determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Company also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by the Fund of investment company taxable income whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income on the securities it holds and the

                                       30

Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the U.S. or in certain countries, including
Turkey, with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S.). A dividend from the Fund will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder or, in the case of certain preferred stock, the holding period requirement of 91 days during the 181-day period beginning on the date that is
90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the IRC.
Dividends received by the fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.
Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December
31, 2010. Distributions by the Fund of its net short-term capital gains will generally be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. The Fund does not expect its dividends paid to corporate shareholders to be eligible, in the hands of such shareholders, for the corporate dividends received deduction.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Excess Inclusion Income. Certain types of income received by the Fund from
REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as
"excess inclusion income." To Fund shareholders such excess inclusion income may
(1) constitute taxable income, as "unrelated business taxable income" ("UBTI")
for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S.
shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain "disqualified organizations" as defined by the IRC are
Fund shareholders. In addition, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries, including Turkey, and the United States may reduce or eliminate such taxes in some cases. If, as is expected,  more than
50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders.  If the Fund were to make an election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign income tax that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the
Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.

Passive Foreign Investment Companies. If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies"
("PFICs"), it may be subject to U.S. federal income tax on a portion of any
"excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.
Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the IRC, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the
Fund, and such amounts would be subject to the 90% and excise tax distribution

                                       31

requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the
Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this
"phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

Federal Tax Treatment of Complex Securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund is required, for U.S. federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.
The Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90%
requirement for the Fund to qualify as a RIC.

The Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions.
Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper.
Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a
61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly-acquired shares. Furthermore, the same rule also applies

                                       32

to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of funds.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by the Fund to non-U.S.
shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS
Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S.
shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a
U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to back-up withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

A distribution from the Fund to foreign shareholders who have held more than 5%
of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50%
or more of the value of the Fund's assets are invested in REITs and other U.S.
real property holding corporations. Restrictions apply regarding wash sales and substitute payment transactions.

Reporting. If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements

Financial statements for the Fund are not available because, as of the date of this SAI, the Fund has no financial information to report.

                                       33

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York,
NY 10019, is counsel to the Company.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP,
located at Three Embarcadero Center, San Francisco, CA 94111, serves as the
Company's independent registered public accounting firm, audits the Fund's financial statements and may perform other services.

Shareholder Communications to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to: iShares Board of Directors, c/o
Barclays Global Investors, N.A.- Mutual Fund Administration, 400 Howard Street,
San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund or Funds of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Company and reported to the Board.

                                       34

APPENDIX A

The Fund generally intends to effect deliveries of Creation Units and Fund
Securities on a basis of "T" plus three Business Days (i.e., days on which the
NYSE Arca is open). The Fund may effect deliveries of Creation Units and Fund
Securities on a basis other than T plus 3 or T plus five in order to accommodate local holiday schedules, to account for different treatment among foreign and
U.S. markets of dividend record dates and ex-dividend dates and under certain other circumstances. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Company from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Fund
Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund in certain circumstances. The holidays applicable to the Fund during such periods, if any, are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

iSHARES MSCI TURKEY INVESTABLE MARKET INDEX FUND

Regular Holidays. The dates of the regular holidays in the calendar year 2008 in
Turkey are as follows:

Turkey
Jan 1
April 23
May 19
Sept 29
Sept 30
Oct 1
Oct 2
Oct 3
Oct 28
Oct 29
Dec 8
Dec 9
Dec 10
Dec 11
Dec 12

Redemption. The Company is not aware of a redemption request over any Turkish holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2008.

BGI-SAI-27-1008

                                       35